UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

This report on Form N-CSR relates solely to the Registrant's Fidelity Diversified International Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity Overseas Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm

Fidelity®

Diversified International
Fund -

Class K

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Diversified International	.98%
Actual		$ 1,000.00	$ 1,073.20	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class K	.86%
Actual		$ 1,000.00	$ 1,073.60	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom	17.3%
Japan	15.4%
United States of America*	12.2%
Germany	7.2%
Switzerland	4.6%
France	4.2%
Canada	3.3%
Netherlands	3.1%
Belgium	2.9%
Other	29.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan	17.2%
United Kingdom	16.3%
United States of America*	11.1%
Germany	6.2%
Switzerland	5.1%
France	4.0%
Canada	3.6%
Netherlands	3.3%
Cayman Islands	3.2%
Other	30.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	94.7	96.6
Other Investments	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	5.2	3.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.8	1.8
ORIX Corp. (Japan, Diversified Financial Services)	1.8	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.6
Bayer AG (Germany, Pharmaceuticals)	1.5	1.6
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.2
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	1.3	0.9
Lloyds Banking Group PLC (United Kingdom, Banks)	1.3	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.4
Hoya Corp. (Japan, Electronic Equipment & Components)	1.3	1.2
Prudential PLC (United Kingdom, Insurance)	1.2	1.2
	14.8
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	21.0
Consumer Discretionary	17.4	15.6
Health Care	16.0	15.9
Information Technology	12.4	13.7
Consumer Staples	10.9	11.7
Industrials	6.8	6.9
Materials	3.9	4.9
Telecommunication Services	3.1	3.6
Energy	2.5	3.4

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2015

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
Argentina - 0.1%
YPF SA Class D sponsored ADR	1,214,900	$ 37,103,046
Australia - 1.5%
Ansell Ltd.	3,168,821	65,424,497
Australia & New Zealand Banking Group Ltd.	7,919,475	213,017,932
CSL Ltd.	1,712,208	123,273,879
TOTAL AUSTRALIA		401,716,308
Austria - 0.1%
Andritz AG	638,000	37,352,833
Bailiwick of Guernsey - 0.1%
Amdocs Ltd.	428,500	23,597,495
Bailiwick of Jersey - 2.3%
Experian PLC	2,046,572	36,552,348
Shire PLC	3,280,700	266,601,559
Wolseley PLC	2,664,074	157,565,077
WPP PLC	5,631,109	131,325,896
TOTAL BAILIWICK OF JERSEY		592,044,880
Belgium - 2.9%
Anheuser-Busch InBev SA NV	3,734,030	454,611,988
Fagron NV	765,600	33,839,469
KBC Groep NV	3,514,187	231,209,913
UCB SA	348,400	25,096,248
TOTAL BELGIUM		744,757,618
Bermuda - 0.2%
Travelport Worldwide Ltd. (e)	2,769,800	43,845,934
Brazil - 0.1%
Cielo SA	1,191,720	16,588,638
Canada - 3.3%
Agrium, Inc.	512,300	53,077,082
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,405,881	206,915,528
AutoCanada, Inc.	404,675	13,399,723
CGI Group, Inc. Class A (sub. vtg.) (a)	4,153,000	174,794,314
Constellation Software, Inc.	72,738	28,516,431
Constellation Software, Inc. rights 9/15/15 (a)	72,738	21,704
Fairfax India Holdings Corp. (a)(f)	6,411,100	77,510,199
Imperial Oil Ltd.	1,336,200	58,896,905
Keyera Corp. (e)	1,261,400	44,402,535
PrairieSky Royalty Ltd. (e)	482,600	13,252,000
Suncor Energy, Inc.	3,173,200	103,336,119
Tourmaline Oil Corp. (a)	1,561,200	53,881,780
TransForce, Inc.	683,800	15,444,302
TOTAL CANADA		843,448,622
Cayman Islands - 1.4%
Alibaba Group Holding Ltd. sponsored ADR	634,100	51,545,989
Baidu.com, Inc. sponsored ADR (a)	180,900	36,230,652

	Shares	Value
China Modern Dairy Holdings Ltd. (e)	112,612,000	$ 45,913,376
Melco Crown Entertainment Ltd. sponsored ADR (e)	3,343,700	68,278,354
PW Medtech Group Ltd. (a)(e)	81,259,000	34,912,680
Sands China Ltd.	19,962,800	81,777,280
Tencent Holdings Ltd.	2,487,100	51,330,960
TOTAL CAYMAN ISLANDS		369,989,291
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,004,043	21,928,299
China - 1.0%
Daqin Railway Co. Ltd. (A Shares)	30,304,900	68,252,959
Inner Mongoli Yili Industries Co. Ltd.	4,741,300	27,869,317
Kweichow Moutai Co. Ltd.	2,059,100	83,731,024
Qingdao Haier Co. Ltd.	18,866,189	82,456,694
Weifu High-Technology Co. Ltd. (B Shares)	1,891,797	8,850,541
TOTAL CHINA		271,160,535
Curacao - 0.2%
Schlumberger Ltd.	676,525	64,006,030
Denmark - 2.3%
Genmab A/S (a)	1,651,576	127,173,324
Novo Nordisk A/S Series B	8,590,495	482,276,167
TOTAL DENMARK		609,449,491
Egypt - 0.0%
Edita Food Industries SAE (a)	1,282,026	4,276,192
Finland - 0.4%
Nokia Corp.	4,512,700	30,449,145
Sampo Oyj (A Shares)	1,367,800	66,275,780
TOTAL FINLAND		96,724,925
France - 4.2%
Accor SA	947,700	51,966,975
Air Liquide SA	774,170	101,246,285
AXA SA (e)	5,968,800	150,926,193
BNP Paribas SA	1,629,676	102,916,180
Bureau Veritas SA	1,554,900	36,614,138
Danone SA	886,300	64,134,590
LVMH Moet Hennessy - Louis Vuitton SA	165,152	28,879,521
Numericable Group SA (a)	1,262,154	70,074,799
Publicis Groupe SA	1,676,616	140,618,735
Rexel SA	1,648,300	31,064,936
Sanofi SA	2,931,607	298,409,771
TOTAL FRANCE		1,076,852,123
Germany - 5.5%
adidas AG (e)	612,100	50,152,984
Bayer AG	2,666,162	383,747,653
Brenntag AG	926,900	55,614,625
Continental AG (e)	534,700	125,309,523
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	410,300	$ 33,999,040
Fresenius SE & Co. KGaA	3,826,100	227,625,932
Gerry Weber International AG (Bearer) (e)	148,600	4,857,092
GfK AG	45,625	1,745,834
KION Group AG	878,500	38,974,580
Linde AG	604,929	118,209,012
OSRAM Licht AG	1,659,916	87,450,791
ProSiebenSat.1 Media AG	2,204,590	112,714,517
SAP AG (e)	1,936,878	146,360,219
Symrise AG	611,700	37,089,463
TOTAL GERMANY		1,423,851,265
Hong Kong - 1.7%
AIA Group Ltd.	55,745,200	372,567,284
Galaxy Entertainment Group Ltd.	5,320,000	25,740,109
Hang Seng Bank Ltd.	1,400,700	27,343,338
Melco International Development Ltd.	2,137,000	3,628,506
TOTAL HONG KONG		429,279,237
India - 2.7%
Apollo Hospitals Enterprise Ltd. (a)	2,227,126	39,853,155
Axis Bank Ltd. (a)	6,699,871	60,144,843
Bharti Infratel Ltd.	14,300,000	90,303,662
HCL Technologies Ltd.	1,694,017	23,473,181
HDFC Bank Ltd.	9,951,238	177,762,255
Housing Development Finance Corp. Ltd.	8,291,778	152,662,964
ITC Ltd. (a)	13,515,862	68,560,123
LIC Housing Finance Ltd.	3,150,214	21,318,624
Lupin Ltd.	1,787,333	49,854,473
Sun Pharmaceutical Industries Ltd. (a)	774,113	11,436,700
TOTAL INDIA		695,369,980
Indonesia - 0.6%
PT Astra International Tbk	41,254,700	21,800,941
PT Bank Central Asia Tbk	84,159,300	87,486,717
PT Bank Rakyat Indonesia Tbk	65,102,000	58,384,629
TOTAL INDONESIA		167,672,287
Ireland - 2.4%
Actavis PLC (a)	861,800	243,768,748
DCC PLC (United Kingdom)	874,989	55,661,201
Greencore Group PLC	13,127,300	71,236,361
Horizon Pharma PLC (a)	1,113,600	31,314,432
Kerry Group PLC Class A	514,900	37,872,131
Perrigo Co. PLC	298,700	54,745,736
Ryanair Holdings PLC sponsored ADR	2,047,700	132,793,345
TOTAL IRELAND		627,391,954
Isle of Man - 0.2%
Optimal Payments PLC (a)	4,660,775	21,180,120

	Shares	Value
Optimal Payments PLC rights 5/1/15 (a)	7,767,958	$ 16,491,233
Playtech Ltd.	267,402	3,359,313
TOTAL ISLE OF MAN		41,030,666
Israel - 1.5%
Check Point Software Technologies Ltd. (a)	1,546,400	129,093,472
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,160,600	251,383,452
TOTAL ISRAEL		380,476,924
Italy - 1.1%
Intesa Sanpaolo SpA	45,101,500	151,518,642
Mediaset SpA	12,785,300	65,711,511
UniCredit SpA	1,879,467	13,491,064
World Duty Free SpA (a)	5,262,070	58,742,146
TOTAL ITALY		289,463,363
Japan - 15.4%
Astellas Pharma, Inc.	17,700,500	275,609,160
Don Quijote Holdings Co. Ltd.	1,779,100	135,735,365
Fast Retailing Co. Ltd.	264,500	104,181,210
Glory Ltd.	1,108,800	30,688,640
GMO Internet, Inc.	2,495,800	31,375,128
Hoya Corp.	8,528,800	328,707,601
Japan Exchange Group, Inc.	4,817,200	139,179,359
Japan Tobacco, Inc.	7,012,400	244,879,065
KDDI Corp.	8,167,000	193,250,351
Keyence Corp.	500,710	267,303,590
Komatsu Ltd.	1,577,900	31,745,973
Minebea Ltd.	515,000	7,896,565
Misumi Group, Inc.	439,400	16,489,861
Mitsubishi Electric Corp.	5,334,000	69,660,489
Mitsubishi UFJ Financial Group, Inc.	47,606,200	338,211,103
NEC Corp.	35,470,000	118,009,101
NGK Spark Plug Co. Ltd.	1,611,400	45,124,586
Nitori Holdings Co. Ltd.	1,085,000	83,446,341
Olympus Corp. (a)	1,285,600	46,294,458
OMRON Corp.	1,996,600	91,680,008
ORIX Corp.	30,868,900	474,714,319
Rakuten, Inc.	16,040,600	280,236,509
Seven & i Holdings Co. Ltd.	1,647,700	70,825,302
SHIMANO, Inc.	660,600	94,631,627
Shinsei Bank Ltd.	23,876,000	48,857,762
SoftBank Corp.	3,113,200	194,607,227
Suzuki Motor Corp.	2,118,300	68,467,977
TDK Corp.	567,700	40,892,709
Tsuruha Holdings, Inc.	1,465,500	106,290,867
TOTAL JAPAN		3,978,992,253
Common Stocks - continued
	Shares	Value
Korea (South) - 1.0%
Orion Corp.	82,708	$ 96,214,058
Samsung Electronics Co. Ltd.	120,511	157,755,949
TOTAL KOREA (SOUTH)		253,970,007
Luxembourg - 1.3%
Altice SA (a)	2,774,413	293,377,743
Eurofins Scientific SA	196,500	55,351,056
TOTAL LUXEMBOURG		348,728,799
Netherlands - 3.1%
AEGON NV	23,573,900	185,995,841
AerCap Holdings NV (a)	375,000	17,505,000
IMCD Group BV	1,560,300	58,145,201
ING Groep NV (Certificaten Van Aandelen)	10,336,900	158,584,120
LyondellBasell Industries NV Class A	149,300	15,455,536
Reed Elsevier NV	4,386,677	105,795,342
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,061,557	264,408,789
TOTAL NETHERLANDS		805,889,829
Norway - 0.2%
Telenor ASA	2,366,200	53,441,072
Philippines - 0.4%
Alliance Global Group, Inc.	161,934,956	92,192,040
Singapore - 0.4%
United Overseas Bank Ltd.	5,107,700	94,534,139
South Africa - 1.0%
Naspers Ltd. Class N	1,705,399	268,223,406
Spain - 1.8%
Amadeus IT Holding SA Class A	3,618,200	164,924,636
Hispania Activos Inmobiliarios SA (a)	1,688,000	24,054,407
Inditex SA	8,388,824	269,189,635
Prosegur Compania de Seguridad SA (Reg.)	384,618	2,217,153
TOTAL SPAIN		460,385,831
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	1,182,000	68,572,329
HEXPOL AB (B Shares)	212,200	22,739,647
Nordea Bank AB	12,696,000	161,304,584
Svenska Cellulosa AB (SCA) (B Shares) (e)	7,139,600	180,595,973
Svenska Handelsbanken AB (A Shares)	2,399,200	110,744,596
TOTAL SWEDEN		543,957,129
Switzerland - 4.6%
Actelion Ltd.	720,402	94,791,115
Compagnie Financiere Richemont SA Series A	1,219,454	108,693,539
Nestle SA	515,865	40,022,984
Roche Holding AG (participation certificate)	1,152,134	329,689,014

	Shares	Value
Sika AG (Bearer)	21,758	$ 74,681,001
Sunrise Communications Group AG	442,688	41,169,818
Syngenta AG (Switzerland)	732,496	245,114,997
UBS Group AG	12,414,107	248,000,761
TOTAL SWITZERLAND		1,182,163,229
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,964,500	316,852,380
Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	12,195,800	77,715,612
United Kingdom - 17.3%
Al Noor Hospitals Group PLC	4,020,800	55,379,968
Associated British Foods PLC	2,238,600	97,733,362
B&M European Value Retail S.A.	24,794,391	114,762,712
Babcock International Group PLC	2,965,900	45,751,759
Barclays PLC	13,273,224	51,930,862
BG Group PLC	12,670,102	229,500,563
British American Tobacco PLC sponsored ADR	1,533,300	168,831,663
BT Group PLC	28,069,100	195,770,459
Bunzl PLC	1,785,570	50,205,361
Capita Group PLC	2,211,700	38,711,836
Compass Group PLC	5,782,476	102,221,072
easyJet PLC	2,317,600	64,083,173
Essentra PLC	12,044,112	176,799,328
Exova Group Ltd. PLC	8,076,188	23,436,431
GlaxoSmithKline PLC	5,944,900	137,307,547
Hikma Pharmaceuticals PLC	2,920,378	91,326,602
HSBC Holdings PLC sponsored ADR	1,955,057	97,029,479
IMI PLC	2,330,935	44,666,739
Imperial Tobacco Group PLC	1,142,139	55,771,237
Indivior PLC (a)	9,735,942	29,665,545
Intertek Group PLC	650,200	25,985,593
ITV PLC	36,891,800	143,233,068
Johnson Matthey PLC	1,554,482	79,478,853
Liberty Global PLC:
Class A (a)	861,100	44,897,754
Class C (a)	611,600	30,855,220
Lloyds Banking Group PLC	284,226,800	336,603,640
London Stock Exchange Group PLC	2,043,300	79,536,307
Meggitt PLC	12,349,148	99,798,090
Melrose PLC	6,491,400	26,342,041
Micro Focus International PLC	2,408,000	46,347,115
Next PLC	2,126,400	239,072,163
Poundland Group PLC	9,141,236	43,727,851
Prudential PLC	12,791,652	318,480,735
Reckitt Benckiser Group PLC	2,439,787	217,151,889
Rolls-Royce Group PLC	8,966,900	142,958,473
SABMiller PLC	2,553,000	135,137,673
Schroders PLC	1,360,700	67,488,472
Spectris PLC	1,783,600	58,619,159
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sports Direct International PLC (a)	5,818,200	$ 54,996,098
St. James's Place Capital PLC	13,447,200	183,429,346
Virgin Money Holdings Uk PLC (a)	6,520,500	39,430,461
Vodafone Group PLC	14,038,200	49,459,509
Whitbread PLC	1,707,020	137,072,636
TOTAL UNITED KINGDOM		4,470,987,844
United States of America - 6.7%
Alexion Pharmaceuticals, Inc. (a)	592,100	100,201,083
Alliance Data Systems Corp. (a)	262,300	77,984,413
Amgen, Inc.	566,000	89,377,060
Celgene Corp. (a)	532,600	57,552,756
Celldex Therapeutics, Inc. (a)	475,513	11,412,312
CF Industries Holdings, Inc.	205,484	59,070,485
Energizer Holdings, Inc.	149,900	20,479,338
FedEx Corp.	151,000	25,605,070
Fidelity National Information Services, Inc.	1,217,400	76,075,326
Google, Inc.:
Class A (a)	142,605	78,257,346
Class C (a)	255,003	137,023,312
Las Vegas Sands Corp.	1,734,200	91,704,496
MasterCard, Inc. Class A	1,639,400	147,890,274
McGraw Hill Financial, Inc.	2,225,200	232,088,360
Mead Johnson Nutrition Co. Class A	627,700	60,208,984
Noble Energy, Inc.	1,186,656	60,187,192
Oceaneering International, Inc.	458,200	25,251,402
Qorvo, Inc. (a)	395,919	26,095,021
QUALCOMM, Inc.	1,522,700	103,543,600
ResMed, Inc. (e)	336,000	21,483,840
The Blackstone Group LP	1,964,300	80,457,728
Total System Services, Inc.	197,300	7,805,188
Visa, Inc. Class A	2,223,800	146,881,990
TOTAL UNITED STATES OF AMERICA		1,736,636,576
TOTAL COMMON STOCKS (Cost $17,895,880,351)		23,994,048,082
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc.:
Series C (a)(j)	770,400	6,217,128
Series D (a)(j)	250,743	2,023,496
TOTAL UNITED STATES OF AMERICA		8,240,624

	Shares	Value
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	1,927,400	$ 223,881,894
Volkswagen AG (e)	772,426	198,857,804
TOTAL GERMANY		422,739,698
United Kingdom - 0.0%
Rolls-Royce Group PLC	1,264,332,900	1,940,751
TOTAL NONCONVERTIBLE PREFERRED STOCKS		424,680,449
TOTAL PREFERRED STOCKS (Cost $302,699,628)		432,921,073
Government Obligations - 0.0%
		Principal Amount (d)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% 6/25/15 to 7/2/15 (i) (Cost $2,749,914)		$ 2,750,000	2,750,000
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $30,791,904)	EUR	20,050,000	24,087,062
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	1,301,610,319	1,301,610,319
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	466,184,845	466,184,845
TOTAL MONEY MARKET FUNDS (Cost $1,767,795,164)		1,767,795,164
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $19,999,916,961)		26,221,601,381
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(336,329,910)
NET ASSETS - 100%		$ 25,885,271,471
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
746 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 72,511,200	$ 2,167,140
The face value of futures purchased as a percentage of net assets is 0.3%

Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,087,062 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,750,000.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,240,624 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
NJOY, Inc. Series D	2/14/14	$ 4,244,101
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 672,396
Fidelity Securities Lending Cash Central Fund	3,084,965
Total	$ 3,757,361
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fairfax India Holdings Corp.	$ -	$ 61,051,750	$ 174,636*	$ -	$ 77,510,199

* Includes the value of securities delivered through in-kind transactions.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,503,501,458	$ 785,458,958	$ 3,709,801,876	$ 8,240,624
Consumer Staples	2,802,674,643	782,999,603	2,019,675,040	-
Energy	689,817,572	460,317,009	229,500,563	-
Financials	5,546,907,590	1,592,117,005	3,954,790,585	-
Health Care	4,146,179,391	1,185,994,803	2,960,184,588	-
Industrials	1,737,939,703	353,733,467	1,384,206,236	-
Information Technology	3,177,056,712	1,760,026,675	1,417,030,037	-
Materials	1,004,889,988	149,531,402	855,358,586	-
Telecommunication Services	818,002,098	90,303,662	727,698,436	-
Government Obligations	2,750,000	-	2,750,000	-
Preferred Securities	24,087,062	-	24,087,062	-
Money Market Funds	1,767,795,164	1,767,795,164	-	-
Total Investments in Securities:	$ 26,221,601,381	$ 8,928,277,748	$ 17,285,083,009	$ 8,240,624
Derivative Instruments:
Assets
Futures Contracts	$ 2,167,140	$ 2,167,140	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 6,570,853,844
Level 2 to Level 1	$ 1,726,505,975
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,167,140	$ -
Total Value of Derivatives	$ 2,167,140	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015

Assets
Investment in securities, at value (including securities loaned of $447,280,586) - See accompanying schedule: Unaffiliated issuers (cost $18,171,216,347)	$ 24,376,296,018
Fidelity Central Funds (cost $1,767,795,164)	1,767,795,164
Other affiliated issuers (cost $60,905,450)	77,510,199
Total Investments (cost $19,999,916,961)		$ 26,221,601,381
Cash		4,910,899
Receivable for investments sold		131,642,029
Receivable for fund shares sold		18,179,874
Dividends receivable		106,540,894
Distributions receivable from Fidelity Central Funds		1,137,326
Prepaid expenses		18,850
Other receivables		1,584,541
Total assets		26,485,615,794

Liabilities
Payable for investments purchased	$ 89,894,106
Payable for fund shares redeemed	19,628,824
Accrued management fee	16,024,746
Payable for daily variation margin for derivative instruments	1,473,350
Other affiliated payables	2,750,853
Other payables and accrued expenses	4,387,599
Collateral on securities loaned, at value	466,184,845
Total liabilities		600,344,323

Net Assets		$ 25,885,271,471
Net Assets consist of:
Paid in capital		$ 19,732,426,286
Undistributed net investment income		93,878,014
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(163,199,419)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,222,166,590
Net Assets		$ 25,885,271,471

Diversified International: Net Asset Value, offering price and redemption price per share ($14,413,038,871 ÷ 384,582,997 shares)		$ 37.48

Class K: Net Asset Value, offering price and redemption price per share ($11,472,232,600 ÷ 306,566,165 shares)		$ 37.42

Statement of Operations

	Six months ended April 30, 2015

Investment Income
Dividends		$ 230,470,096
Interest		191,662
Income from Fidelity Central Funds		3,757,361
Income before foreign taxes withheld		234,419,119
Less foreign taxes withheld		(15,426,189)
Total income		218,992,930

Expenses
Management fee Basic fee	$ 83,794,579
Performance adjustment	13,698,336
Transfer agent fees	14,761,307
Accounting and security lending fees	1,213,938
Custodian fees and expenses	1,234,847
Independent trustees' compensation	49,228
Appreciation in deferred trustee compensation account	16
Registration fees	108,368
Audit	138,801
Legal	41,640
Miscellaneous	483,572
Total expenses before reductions	115,524,632
Expense reductions	(386,469)	115,138,163
Net investment income (loss)		103,854,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,683,695
Other affiliated issuers	28,336
Foreign currency transactions	(2,131,902)
Futures contracts	3,161,727
Total net realized gain (loss)		22,741,856
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,849,162)	1,629,155,157
Assets and liabilities in foreign currencies	1,808,240
Futures contracts	2,167,140
Total change in net unrealized appreciation (depreciation)		1,633,130,537
Net gain (loss)		1,655,872,393
Net increase (decrease) in net assets resulting from operations		$ 1,759,727,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,854,767	$ 447,924,506
Net realized gain (loss)	22,741,856	2,252,453,091
Change in net unrealized appreciation (depreciation)	1,633,130,537	(2,019,550,205)
Net increase (decrease) in net assets resulting from operations	1,759,727,160	680,827,392
Distributions to shareholders from net investment income	(285,525,428)	(245,684,040)
Distributions to shareholders from net realized gain	(625,108,082)	(169,078,602)
Total distributions	(910,633,510)	(414,762,642)
Share transactions - net increase (decrease)	120,327,039	(1,324,765,796)
Redemption fees	113,481	253,426
Total increase (decrease) in net assets	969,534,170	(1,058,447,620)

Net Assets
Beginning of period	24,915,737,301	25,974,184,921
End of period (including undistributed net investment income of $93,878,014 and undistributed net investment income of $275,548,675, respectively)	$ 25,885,271,471	$ 24,915,737,301

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.22	$ 35.89	$ 29.07	$ 27.49	$ 29.49	$ 26.86
Income from Investment Operations
Net investment income (loss) D	.14	.60G	.44	.42	.53H	.37
Net realized and unrealized gain (loss)	2.43	.28	6.90	1.65	(1.99)	2.61
Total from investment operations	2.57	.88	7.34	2.07	(1.46)	2.98
Distributions from net investment income	(.40)	(.32)	(.46)	(.49)	(.46)	(.35)
Distributions from net realized gain	(.92)	(.23)	(.07)	-	(.08)	-
Total distributions	(1.31) L	(.55)	(.52) K	(.49)	(.54)	(.35)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 37.48	$ 36.22	$ 35.89	$ 29.07	$ 27.49	$ 29.49
Total ReturnB, C	7.32%	2.48%	25.66%	7.72%	(5.07)%	11.15%
Ratios to Average Net Assets E, I
Expenses before reductions	.98%A	.93%	.94%	1.01%	.90%	.98%
Expenses net of fee waivers, if any	.98%A	.93%	.94%	1.01%	.89%	.98%
Expenses net of all reductions	.98%A	.92%	.92%	.99%	.87%	.96%
Net investment income (loss)	.78%A	1.65%G	1.38%	1.53%	1.78%H	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,413,039	$ 13,781,306	$ 14,432,586	$ 13,269,769	$ 17,285,369	$ 26,527,229
Portfolio turnover rateF	33% A, M	39%M	52%	35%	45%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share. L Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.20	$ 35.87	$ 29.06	$ 27.51	$ 29.51	$ 26.89
Income from Investment Operations
Net investment income (loss) D	.16	.65G	.49	.47	.58H	.42
Net realized and unrealized gain (loss)	2.42	.28	6.90	1.63	(1.97)	2.61
Total from investment operations	2.58	.93	7.39	2.10	(1.39)	3.03
Distributions from net investment income	(.45)	(.37)	(.51)	(.55)	(.53)	(.41)
Distributions from net realized gain	(.92)	(.23)	(.07)	-	(.08)	-
Total distributions	(1.36) K	(.60)	(.58)	(.55)	(.61)	(.41)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 37.42	$ 36.20	$ 35.87	$ 29.06	$ 27.51	$ 29.51
Total ReturnB, C	7.36%	2.63%	25.86%	7.86%	(4.87)%	11.33%
Ratios to Average Net Assets E, I
Expenses before reductions	.86%A	.80%	.80%	.84%	.73%	.79%
Expenses net of fee waivers, if any	.86%A	.80%	.80%	.84%	.72%	.79%
Expenses net of all reductions	.85%A	.79%	.78%	.83%	.70%	.77%
Net investment income (loss)	.91%A	1.78%G	1.52%	1.70%	1.95%H	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,472,233	$ 11,134,431	$ 11,541,599	$ 8,885,304	$ 8,115,192	$ 7,697,405
Portfolio turnover rateF	33% A, L	39%L	52%	35%	45%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015

1. Organization.

Fidelity® Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,372,625,217
Gross unrealized depreciation	(337,595,915)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,035,029,302

Tax cost	$ 20,186,572,079

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,161,727 and a change in net unrealized appreciation (depreciation) of $2,167,140 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,884,307,124 and $4,889,228,098, respectively.

Redemptions In-Kind. During the period, 8,849,634 shares of the Fund held by unaffiliated entities were redeemed for cash and investments, including accrued interest with a value of $309,648,354. The net realized gain of $90,257,760 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Diversified International	$ 12,172,201.18
Class K	2,589,106.05
	$ 14,761,307

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,918 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,408 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,084,965, including $9,512 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $354,820 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $114.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Diversified International expenses during the period in the amount of $31,535.

Semiannual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Diversified International	$ 149,948,658	$ 126,517,539
Class K	135,576,770	119,166,501
Total	$ 285,525,428	$ 245,684,040
From net realized gain
Diversified International	$ 346,354,986	$ 93,097,870
Class K	278,753,096	75,980,732
Total	$ 625,108,082	$ 169,078,602

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Diversified International
Shares sold	42,434,624	63,463,792	$ 1,529,668,310	$ 2,320,618,859
Reinvestment of distributions	13,245,636	5,837,698	468,498,147	207,822,041
Shares redeemed	(51,565,185)	(90,929,350)	(1,852,414,988)	(3,326,061,359)
Net increase (decrease)	4,115,075	(21,627,860)	$ 145,751,469	$ (797,620,459)
Class K
Shares sold	33,259,394	73,871,959	$ 1,198,491,072	$ 2,700,737,555
Reinvestment of distributions	11,737,390	5,492,463	414,329,866	195,147,232
Shares redeemed	(46,044,631) A	(93,499,195) B	(1,638,245,368) A	(3,423,030,124) B
Net increase (decrease)	(1,047,847)	(14,134,773)	$ (25,424,430)	$ (527,145,337)

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 19, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DIF-K-USAN-0615
1.863007.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Europe,
Middle East, Africa (EMEA)

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.64%
Actual		$ 1,000.00	$ 998.30	$ 8.13
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class T	1.90%
Actual		$ 1,000.00	$ 996.00	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 993.80	$ 11.86
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 993.70	$ 11.86
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 999.10	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.29%
Actual		$ 1,000.00	$ 999.20	$ 6.39
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
South Africa 41.2%
Russia 20.9%
Turkey 5.8%
Poland 5.3%
United Kingdom 4.9%
United Arab Emirates 3.7%
Romania 2.9%
Qatar 2.6%
Austria 1.8%
Other* 10.9%

As of October 31, 2014
South Africa 43.1%
Russia 20.1%
Turkey 5.5%
Poland 5.1%
United Arab Emirates 4.6%
United Kingdom 4.0%
Qatar 3.0%
Romania 1.9%
Greece 1.6%
Other* 11.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.9	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.1
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	7.3	5.8
LUKOIL Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	5.5	4.3
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	5.4	7.4
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	4.9	5.3
Sberbank of Russia sponsored ADR (Russia, Banks)	4.1	0.0
Standard Bank Group Ltd. (South Africa, Banks)	3.1	2.5
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.9	2.7
Remgro Ltd. (South Africa, Diversified Financial Services)	2.4	2.6
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	2.4	3.8
Megafon OJSC GDR (Russia, Wireless Telecommunication Services)	1.9	0.8
	39.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.9	36.4
Energy	16.6	18.5
Consumer Discretionary	16.3	12.6
Consumer Staples	9.3	9.1
Telecommunication Services	8.1	10.1
Materials	5.9	6.2
Health Care	4.3	3.5
Industrials	3.1	3.2
Information Technology	0.4	0.3
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2015, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Austria - 1.8%
Buwog-Gemeinnuetzige Wohnung	15,000	$ 303,283
CA Immobilien Anlagen AG	43,700	793,064
Erste Group Bank AG	29,100	821,599
TOTAL AUSTRIA		1,917,946
Bailiwick of Jersey - 0.3%
Wizz Air Holdings PLC	13,669	297,497
Bermuda - 0.3%
Aquarius Platinum Ltd. (a)	1,967,700	277,881
Botswana - 0.4%
First National Bank of Botswana Ltd.	964,358	372,802
Canada - 0.7%
Africa Oil Corp. (a)	211,600	457,751
SEMAFO, Inc. (a)	105,000	322,876
TOTAL CANADA		780,627
Croatia - 0.4%
Ledo d.d.	413	474,596
Czech Republic - 1.4%
Komercni Banka A/S	6,705	1,495,261
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	475,272
Greece - 1.3%
Fourlis Holdings SA (a)	90,500	246,899
Jumbo SA	53,036	544,542
Karelia Tobacco Co., Inc.	970	245,950
Sarantis SA (a)	37,800	342,075
TOTAL GREECE		1,379,466
Kenya - 1.3%
British American Tobacco Kenya Ltd.	31,700	240,933
Common Stocks - continued
	Shares	Value
Kenya - continued
Kenya Commercial Bank Ltd.	756,500	$ 499,802
Safaricom Ltd.	3,816,544	701,986
TOTAL KENYA		1,442,721
Kuwait - 0.8%
Kuwait Food Co. (Americana)	95,250	839,930
Lithuania - 0.5%
Apranga AB (a)	163,766	544,299
Luxembourg - 0.6%
Pegas NONWOVENS SA	20,400	607,413
Nigeria - 0.6%
Zenith Bank PLC	6,384,656	678,570
Oman - 0.1%
National Bank of Oman (a)	189,246	154,326
Pakistan - 1.2%
Habib Bank Ltd.	145,600	287,234
Indus Motor Co. Ltd.	30,000	358,357
Pak Suzuki Motors	80,800	340,530
United Bank Ltd.	190,000	331,998
TOTAL PAKISTAN		1,318,119
Poland - 5.3%
Bank Handlowy w Warszawie SA	43,000	1,361,723
Bank Polska Kasa Opieki SA	27,500	1,432,351
Inter Cars SA	3,700	265,024
Kruk SA (a)	9,000	383,016
NG2 SA	11,800	624,443
Orbis SA	60,600	926,714
Quercus TFI SA	250,000	545,162
Stomil Sanok SA	10,000	177,785
TOTAL POLAND		5,716,218
Qatar - 2.6%
Al Meera Consumer Goods Co. (a)	7,996	542,373
Commercial Bank of Qatar (a)	30,022	465,182
Qatar National Bank SAQ (a)	32,850	1,786,920
TOTAL QATAR		2,794,475
Romania - 2.9%
Banca Transilvania SA (a)	2,023,073	1,258,641
BRD-Groupe Societe Generale (a)	363,129	981,131
Common Stocks - continued
	Shares	Value
Romania - continued
Bursa de Valori Bucuresti (a)	73,404	$ 704,589
Fondul Propietatea SA GDR (a)	14,000	159,499
TOTAL ROMANIA		3,103,860
Russia - 18.1%
Gazprom OAO sponsored ADR (Reg. S)	885,900	5,190,446
LUKOIL Oil Co. sponsored ADR (United Kingdom)	115,295	5,897,975
Megafon OJSC GDR	122,400	2,076,127
Moscow Exchange MICEX-RTS OAO	275,000	411,085
NOVATEK OAO GDR (Reg. S)	4,825	467,183
Sberbank of Russia sponsored ADR	737,100	4,374,887
Tatneft OAO sponsored ADR	7,000	240,115
Vozrozhdenie Bank (a)	90,200	709,202
TOTAL RUSSIA		19,367,020
Slovenia - 0.5%
Krka dd Novo mesto	6,700	516,460
South Africa - 41.2%
AngloGold Ashanti Ltd. (a)	128,400	1,458,166
Aspen Pharmacare Holdings Ltd.	63,600	1,935,333
Cashbuild Ltd. (e)	28,300	664,403
Clicks Group Ltd. (e)	149,552	1,147,639
Discovery Ltd.	26,408	293,199
DRDGOLD Ltd.	4,469,214	838,040
FirstRand Ltd. (e)	651,600	3,112,782
Grand Parade Investments Ltd.	727,000	402,115
Holdsport Ltd.	220,400	1,011,566
Hulamin Ltd. (d)	996,200	579,485
MTN Group Ltd.	290,250	5,831,228
Nampak Ltd.	387,100	1,387,817
Naspers Ltd. Class N	49,600	7,801,035
Netcare Ltd.	310,000	1,085,863
Pioneer Foods Ltd.	75,000	1,173,584
Raubex Group Ltd.	364,600	548,605
Remgro Ltd.	114,800	2,554,381
RMB Holdings Ltd.	164,600	992,339
Sasol Ltd.	63,000	2,536,599
Shoprite Holdings Ltd.	120,100	1,718,274
Spar Group Ltd.	89,200	1,432,149
Standard Bank Group Ltd.	227,663	3,341,386
Steinhoff International Holdings Ltd.	20,000	127,065
Telkom SA Ltd. (a)(e)	36,300	250,213
Common Stocks - continued
	Shares	Value
South Africa - continued
Truworths International Ltd.	164,000	$ 1,195,510
Zeder Investments Ltd. (e)	940,847	700,717
TOTAL SOUTH AFRICA		44,119,493
Turkey - 5.8%
Aselsan A/S	244,000	1,273,591
Brisa Bridgestone S.A.B. Las San	45,000	150,528
Gubre Fabrikalari TAS	298,000	797,239
Koc Holding A/S	188,850	893,868
Logo Yazilim Sanayi Ve Ticar	43,328	402,866
Pinar Sut Mamulleri Sanayi A/S	58,000	557,734
Soda Sanayii AS	225,000	548,904
Turkiye Garanti Bankasi A/S	505,000	1,606,786
TOTAL TURKEY		6,231,516
United Arab Emirates - 3.7%
Agthia Group PJSC	300,000	628,922
Aldar Properties PJSC (a)	1,409,585	1,059,218
First Gulf Bank PJSC	286,313	1,188,765
SHUAA Capital PSC (a)	5,249,942	1,129,189
TOTAL UNITED ARAB EMIRATES		4,006,094
United Kingdom - 4.9%
Abdullah Al Othaim Markets Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	17,836	507,888
Al Noor Hospitals Group PLC	30,100	414,578
Alabama Khaleej Training & Education ELS (HSBC Bank Warrant Program) warrants 7/18/16 (a)(c)	37,010	547,317
Fawaz Abdulaziz Alhokair Co. ELS (HSBC Warrant Program) warrants 3/20/17 (a)(c)	10,300	305,546
Halwani Brothers Co. ELS (HSBC Warrant Program) warrants 2/9/18 (c)	11,262	258,078
NMC Health PLC	58,700	683,163
Saudi Basic Industries Corp. (SABIC) ELS (HSBC Bank Warrant Program) warrants 1/22/18 (c)	15,000	434,691
Saudia Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/26/15 (a)(c)	19,000	658,927
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Savola Group ELS (HSBC Warrant Program) warrants 2/6/17 (a)(c)	39,200	$ 811,752
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	38,333	607,665
TOTAL UNITED KINGDOM		5,229,605
TOTAL COMMON STOCKS (Cost $89,400,001)		104,141,467
Nonconvertible Preferred Stocks - 2.8%

Russia - 2.8%
Surgutneftegas OJSC (a)	2,448,600	1,845,941
Tatneft OAO (a)	363,800	1,178,766
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,423,687)		3,024,707
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.15% (b) (Cost $283,799)	283,799	283,799
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $92,107,487)		107,449,973
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(244,015)
NET ASSETS - 100%		$ 107,205,958
Security Type Abbreviations
ELS - Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,131,864 or 3.9% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security sold on a delayed delivery basis
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 352
Fidelity Securities Lending Cash Central Fund	33
Total	$ 385
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,375,475	$ 16,036,717	$ 1,338,758	$ -
Consumer Staples	10,146,316	8,391,476	1,754,840	-
Energy	17,814,776	1,636,517	16,178,259	-
Financials	38,324,805	27,847,955	10,476,850	-
Health Care	4,635,397	3,537,656	1,097,741	-
Industrials	3,396,577	3,099,080	297,497	-
Information Technology	402,866	402,866	-	-
Materials	6,210,408	3,914,202	2,296,206	-
Telecommunication Services	8,859,554	6,783,427	2,076,127	-
Money Market Funds	283,799	283,799	-	-
Total Investments in Securities:	$ 107,449,973	$ 71,933,695	$ 35,516,278	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 16,383,904
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $91,823,688)	$ 107,166,174
Fidelity Central Funds (cost $283,799)	283,799
Total Investments (cost $92,107,487)		$ 107,449,973
Foreign currency held at value (cost $39,814)		39,799
Receivable for investments sold
Regular delivery		496,851
Delayed delivery		500,956
Receivable for fund shares sold		54,411
Dividends receivable		174,429
Distributions receivable from Fidelity Central Funds		23
Prepaid expenses		93
Receivable from investment adviser for expense reductions		13,344
Other receivables		49,645
Total assets		108,779,524

Liabilities
Payable for investments purchased
Regular delivery	$ 1,134,701
Delayed delivery	58,458
Payable for fund shares redeemed	139,236
Accrued management fee	69,957
Distribution and service plan fees payable	8,151
Other affiliated payables	27,703
Other payables and accrued expenses	135,360
Total liabilities		1,573,566

Net Assets		$ 107,205,958
Net Assets consist of:
Paid in capital		$ 104,974,629
Undistributed net investment income		440,400
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,471,295)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,262,224
Net Assets		$ 107,205,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,451,465 ÷ 843,311 shares)	$ 8.84

Maximum offering price per share (100/94.25 of $8.84)	$ 9.38
Class T: Net Asset Value and redemption price per share ($2,540,610 ÷ 288,729 shares)	$ 8.80

Maximum offering price per share (100/96.50 of $8.80)	$ 9.12
Class B: Net Asset Value and offering price per share ($247,258 ÷ 27,816 shares)A	$ 8.89

Class C: Net Asset Value and offering price per share ($6,549,032 ÷ 748,184 shares)A	$ 8.75

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($85,945,319 ÷ 9,715,024 shares)	$ 8.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,472,274 ÷ 506,003 shares)	$ 8.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,562,303
Income from Fidelity Central Funds		385
Income before foreign taxes withheld		1,562,688
Less foreign taxes withheld		(147,252)
Total income		1,415,436

Expenses
Management fee	$ 422,278
Transfer agent fees	145,663
Distribution and service plan fees	47,215
Accounting and security lending fees	27,379
Custodian fees and expenses	51,642
Independent trustees' compensation	215
Registration fees	69,311
Audit	31,955
Legal	177
Miscellaneous	405
Total expenses before reductions	796,240
Expense reductions	(13,727)	782,513
Net investment income (loss)		632,923
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $64,672)	(6,306,198)
Foreign currency transactions	(18,151)
Total net realized gain (loss)		(6,324,349)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18,841)	4,621,727
Assets and liabilities in foreign currencies	1,195
Total change in net unrealized appreciation (depreciation)		4,622,922
Net gain (loss)		(1,701,427)
Net increase (decrease) in net assets resulting from operations		$ (1,068,504)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 632,923	$ 2,097,602
Net realized gain (loss)	(6,324,349)	(4,234,408)
Change in net unrealized appreciation (depreciation)	4,622,922	(2,810,920)
Net increase (decrease) in net assets resulting from operations	(1,068,504)	(4,947,726)
Distributions to shareholders from net investment income	(2,091,570)	(1,921,556)
Distributions to shareholders from net realized gain	(504,771)	-
Total distributions	(2,596,341)	(1,921,556)
Share transactions - net increase (decrease)	(8,826,135)	(15,497,892)
Redemption fees	7,211	42,040
Total increase (decrease) in net assets	(12,483,769)	(22,325,134)

Net Assets
Beginning of period	119,689,727	142,014,861
End of period (including undistributed net investment income of $440,400 and undistributed net investment income of $1,899,047, respectively)	$ 107,205,958	$ 119,689,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 9.49	$ 8.71	$ 8.34	$ 8.97	$ 7.26
Income from Investment Operations
Net investment income (loss) E	.04	.13	.16	.18	.16H	.07
Net realized and unrealized gain (loss)	(.07)	(.46)	.85	.34	(.70)	1.70
Total from investment operations	(.03)	(.33)	1.01	.52	(.54)	1.77
Distributions from net investment income	(.14)	(.12)	(.15)	(.15)	(.08)	(.04)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.17) M	(.12)	(.23) L	(.15)	(.10)	(.07) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.84	$ 9.04	$ 9.49	$ 8.71	$ 8.34	$ 8.97
Total ReturnB, C, D	(.17)%	(3.48)%	11.75%	6.38%	(6.05)%	24.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64%A	1.60%	1.64%	1.62%	1.60%	1.69%
Expenses net of fee waivers, if any	1.64%A	1.60%	1.63%	1.62%	1.56%	1.50%
Expenses net of all reductions	1.64%A	1.60%	1.62%	1.60%	1.51%	1.38%
Net investment income (loss)	1.04%A	1.45%	1.82%	2.09%	1.70% H	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,451	$ 7,889	$ 10,883	$ 8,934	$ 10,260	$ 10,045
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share. L Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share. M Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 9.46	$ 8.68	$ 8.31	$ 8.96	$ 7.25
Income from Investment Operations
Net investment income (loss) E	.03	.11	.14	.15	.13H	.06
Net realized and unrealized gain (loss)	(.08)	(.46)	.84	.35	(.71)	1.69
Total from investment operations	(.05)	(.35)	.98	.50	(.58)	1.75
Distributions from net investment income	(.13)	(.10)	(.12)	(.13)	(.07)	(.03)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.16) M	(.10)	(.20) L	(.13)	(.08) K	(.05)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.80	$ 9.01	$ 9.46	$ 8.68	$ 8.31	$ 8.96
Total ReturnB, C, D	(.40)%	(3.67)%	11.42%	6.14%	(6.42)%	24.44%
Ratios to Average Net Assets F, I
Expenses before reductions	1.96%A	1.92%	1.93%	1.89%	1.87%	1.95%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.90%	1.89%	1.84%	1.75%
Expenses net of all reductions	1.90%A	1.90%	1.88%	1.86%	1.78%	1.62%
Net investment income (loss)	.79%A	1.15%	1.55%	1.82%	1.42% H	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,541	$ 2,465	$ 3,465	$ 3,336	$ 3,502	$ 3,114
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.07 per share. M Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 9.50	$ 8.69	$ 8.29	$ 8.93	$ 7.23
Income from Investment Operations
Net investment income (loss) E	.01	.06	.09	.11	.09H	.02
Net realized and unrealized gain (loss)	(.07)	(.46)	.85	.35	(.71)	1.68
Total from investment operations	(.06)	(.40)	.94	.46	(.62)	1.70
Distributions from net investment income	(.06)	(.05)	(.06)	(.06)	(.02)	-
Distributions from net realized gain	(.04)	-	(.07)	-	(.01)	(.01)
Total distributions	(.10)	(.05)	(.13)	(.06)	(.03)	(.01)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.89	$ 9.05	$ 9.50	$ 8.69	$ 8.29	$ 8.93
Total ReturnB, C, D	(.62)%	(4.23)%	10.94%	5.56%	(6.85)%	23.72%
Ratios to Average Net Assets F, I
Expenses before reductions	2.44%A	2.40%	2.42%	2.38%	2.37%	2.47%
Expenses net of fee waivers, if any	2.40%A	2.40%	2.40%	2.38%	2.33%	2.25%
Expenses net of all reductions	2.40%A	2.40%	2.38%	2.35%	2.27%	2.12%
Net investment income (loss)	.28%A	.65%	1.05%	1.33%	.93% H	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247	$ 294	$ 388	$ 441	$ 539	$ 822
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 9.39	$ 8.62	$ 8.24	$ 8.90	$ 7.23
Income from Investment Operations
Net investment income (loss) E	.01	.06	.09	.11	.08H	.02
Net realized and unrealized gain (loss)	(.07)	(.46)	.83	.35	(.69)	1.67
Total from investment operations	(.06)	(.40)	.92	.46	(.61)	1.69
Distributions from net investment income	(.08)	(.06)	(.08)	(.08)	(.05)	(.01)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.12)	(.06)	(.15)	(.08)	(.06) K	(.03)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.75	$ 8.93	$ 9.39	$ 8.62	$ 8.24	$ 8.90
Total ReturnB, C, D	(.63)%	(4.24)%	10.83%	5.68%	(6.79)%	23.61%
Ratios to Average Net Assets F, I
Expenses before reductions	2.44%A	2.40%	2.42%	2.37%	2.36%	2.45%
Expenses net of fee waivers, if any	2.40%A	2.40%	2.40%	2.37%	2.33%	2.25%
Expenses net of all reductions	2.40%A	2.40%	2.38%	2.35%	2.27%	2.13%
Net investment income (loss)	.29%A	.65%	1.05%	1.34%	.93% H	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,549	$ 6,662	$ 6,782	$ 7,770	$ 6,650	$ 5,151
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Income from Investment Operations
Net investment income (loss) D	.05	.16	.18	.20	.18G	.09
Net realized and unrealized gain (loss)	(.07)	(.47)	.84	.35	(.71)	1.70
Total from investment operations	(.02)	(.31)	1.02	.55	(.53)	1.79
Distributions from net investment income	(.17)	(.13)	(.18)	(.17)	(.09)	(.05)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.21)	(.13)	(.25)	(.17)	(.11)	(.08) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.85	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00
Total ReturnB, C	(.09)%	(3.21)%	11.90%	6.81%	(5.91)%	24.92%
Ratios to Average Net Assets E, H
Expenses before reductions	1.43%A	1.37%	1.40%	1.37%	1.35%	1.45%
Expenses net of fee waivers, if any	1.40%A	1.37%	1.40%	1.37%	1.31%	1.25%
Expenses net of all reductions	1.40%A	1.37%	1.38%	1.34%	1.25%	1.12%
Net investment income (loss)	1.28%A	1.68%	2.05%	2.34%	1.95% G	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,945	$ 96,784	$ 110,265	$ 111,441	$ 114,117	$ 140,270
Portfolio turnover rateF	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Income from Investment Operations
Net investment income (loss) D	.06	.16	.19	.21	.19G	.09
Net realized and unrealized gain (loss)	(.08)	(.46)	.84	.35	(.72)	1.70
Total from investment operations	(.02)	(.30)	1.03	.56	(.53)	1.79
Distributions from net investment income	(.18)	(.14)	(.19)	(.18)	(.09)	(.05)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.22)	(.14)	(.26)	(.18)	(.11)	(.08) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.84	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00
Total ReturnB, C	(.08)%	(3.09)%	12.05%	6.93%	(5.91)%	24.95%
Ratios to Average Net Assets E, H
Expenses before reductions	1.29%A	1.26%	1.30%	1.28%	1.26%	1.34%
Expenses net of fee waivers, if any	1.29%A	1.26%	1.30%	1.28%	1.24%	1.25%
Expenses net of all reductions	1.29%A	1.26%	1.28%	1.25%	1.19%	1.13%
Net investment income (loss)	1.39%A	1.79%	2.15%	2.43%	2.02%G	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,472	$ 5,596	$ 10,231	$ 8,586	$ 7,633	$ 7,171
Portfolio turnover rateF	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015 including information on transfers between Levels 1 and 2 is included at the end of the each Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,228,760
Gross unrealized depreciation	(7,895,185)
Net unrealized appreciation (depreciation) on securities	$ 14,333,575

Tax cost	$ 93,116,398

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (1,624,705)
No expiration
Short-term	(373,258)
Long-term	(4,059,292)
Total no expiration	(4,432,550)
Total capital loss carryforward	$ (6,057,255)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $22,949,667 and $33,377,644, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,629	$ 286
Class T	.25%	.25%	5,961	59
Class B	.75%	.25%	1,261	950
Class C	.75%	.25%	31,364	4,980
			$ 47,215	$ 6,275

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,673
Class T	740
Class B*	5
Class C*	490
$ 3,908

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 8,644.25
Class T	3,753.32
Class B	374.30
Class C	9,137.29
Emerging Europe, Middle East, Africa (EMEA)	120,305.28
Institutional Class	3,450.15
	$ 145,663

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $33. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ -
Class T	1.90%	747
Class B	2.40%	50
Class C	2.40%	1,223
Emerging Europe, Middle East, Africa (EMEA)	1.40%	11,324
Institutional Class	1.40%	-
		$ 13,344

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $37 for the period.

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8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Emerging Europe, Middle East, Africa (EMEA) expenses during the period in the amount of $346.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 113,464	$ 138,741
Class T	35,916	39,254
Class B	1,835	1,980
Class C	58,320	46,648
Emerging Europe, Middle East, Africa (EMEA)	1,776,301	1,537,065
Institutional Class	105,734	157,868
Total	$ 2,091,570	$ 1,921,556
From net realized gain
Class A	$ 32,778	$ -
Class T	11,206	-
Class B	1,213	-
Class C	29,160	-
Emerging Europe, Middle East, Africa (EMEA)	407,505	-
Institutional Class	22,909	-
Total	$ 504,771	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	131,510	315,373	$ 1,093,319	$ 2,918,425
Reinvestment of distributions	16,251	11,698	135,531	104,929
Shares redeemed	(176,870)	(601,453)	(1,468,606)	(5,463,762)
Net increase (decrease)	(29,109)	(274,382)	$ (239,756)	$ (2,440,408)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	54,435	101,639	$ 461,356	$ 928,488
Reinvestment of distributions	5,631	4,323	46,793	38,736
Shares redeemed	(45,085)	(198,384)	(370,940)	(1,797,181)
Net increase (decrease)	14,981	(92,422)	$ 137,209	$ (829,957)
Class B
Shares sold	2,383	4,359	$ 19,877	$ 39,785
Reinvestment of distributions	349	219	2,936	1,980
Shares redeemed	(7,453)	(12,911)	(62,767)	(117,435)
Net increase (decrease)	(4,721)	(8,333)	$ (39,954)	$ (75,670)
Class C
Shares sold	130,877	241,646	$ 1,078,837	$ 2,211,783
Reinvestment of distributions	8,117	3,905	67,210	34,875
Shares redeemed	(136,634)	(221,913)	(1,125,716)	(2,006,697)
Net increase (decrease)	2,360	23,638	$ 20,331	$ 239,961
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	836,759	2,719,041	$ 6,924,743	$ 24,959,563
Reinvestment of distributions	247,446	162,803	2,063,699	1,463,600
Shares redeemed	(2,029,191)	(3,802,325)	(16,788,057)	(34,854,232)
Net increase (decrease)	(944,986)	(920,481)	$ (7,799,615)	$ (8,431,069)
Institutional Class
Shares sold	83,420	374,756	$ 685,639	$ 3,428,841
Reinvestment of distributions	12,912	8,639	107,558	77,579
Shares redeemed	(206,850)	(841,493)	(1,697,547)	(7,467,169)
Net increase (decrease)	(110,518)	(458,098)	$ (904,350)	$ (3,960,749)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEMEI-USAN-0615
1.861983.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Europe,
Middle East, Africa (EMEA)

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.64%
Actual		$ 1,000.00	$ 998.30	$ 8.13
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class T	1.90%
Actual		$ 1,000.00	$ 996.00	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 993.80	$ 11.86
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 993.70	$ 11.86
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 999.10	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.29%
Actual		$ 1,000.00	$ 999.20	$ 6.39
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
South Africa 41.2%
Russia 20.9%
Turkey 5.8%
Poland 5.3%
United Kingdom 4.9%
United Arab Emirates 3.7%
Romania 2.9%
Qatar 2.6%
Austria 1.8%
Other* 10.9%

As of October 31, 2014
South Africa 43.1%
Russia 20.1%
Turkey 5.5%
Poland 5.1%
United Arab Emirates 4.6%
United Kingdom 4.0%
Qatar 3.0%
Romania 1.9%
Greece 1.6%
Other* 11.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.9	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.1
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	7.3	5.8
LUKOIL Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	5.5	4.3
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	5.4	7.4
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	4.9	5.3
Sberbank of Russia sponsored ADR (Russia, Banks)	4.1	0.0
Standard Bank Group Ltd. (South Africa, Banks)	3.1	2.5
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.9	2.7
Remgro Ltd. (South Africa, Diversified Financial Services)	2.4	2.6
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	2.4	3.8
Megafon OJSC GDR (Russia, Wireless Telecommunication Services)	1.9	0.8
	39.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.9	36.4
Energy	16.6	18.5
Consumer Discretionary	16.3	12.6
Consumer Staples	9.3	9.1
Telecommunication Services	8.1	10.1
Materials	5.9	6.2
Health Care	4.3	3.5
Industrials	3.1	3.2
Information Technology	0.4	0.3
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2015, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Austria - 1.8%
Buwog-Gemeinnuetzige Wohnung	15,000	$ 303,283
CA Immobilien Anlagen AG	43,700	793,064
Erste Group Bank AG	29,100	821,599
TOTAL AUSTRIA		1,917,946
Bailiwick of Jersey - 0.3%
Wizz Air Holdings PLC	13,669	297,497
Bermuda - 0.3%
Aquarius Platinum Ltd. (a)	1,967,700	277,881
Botswana - 0.4%
First National Bank of Botswana Ltd.	964,358	372,802
Canada - 0.7%
Africa Oil Corp. (a)	211,600	457,751
SEMAFO, Inc. (a)	105,000	322,876
TOTAL CANADA		780,627
Croatia - 0.4%
Ledo d.d.	413	474,596
Czech Republic - 1.4%
Komercni Banka A/S	6,705	1,495,261
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	475,272
Greece - 1.3%
Fourlis Holdings SA (a)	90,500	246,899
Jumbo SA	53,036	544,542
Karelia Tobacco Co., Inc.	970	245,950
Sarantis SA (a)	37,800	342,075
TOTAL GREECE		1,379,466
Kenya - 1.3%
British American Tobacco Kenya Ltd.	31,700	240,933
Common Stocks - continued
	Shares	Value
Kenya - continued
Kenya Commercial Bank Ltd.	756,500	$ 499,802
Safaricom Ltd.	3,816,544	701,986
TOTAL KENYA		1,442,721
Kuwait - 0.8%
Kuwait Food Co. (Americana)	95,250	839,930
Lithuania - 0.5%
Apranga AB (a)	163,766	544,299
Luxembourg - 0.6%
Pegas NONWOVENS SA	20,400	607,413
Nigeria - 0.6%
Zenith Bank PLC	6,384,656	678,570
Oman - 0.1%
National Bank of Oman (a)	189,246	154,326
Pakistan - 1.2%
Habib Bank Ltd.	145,600	287,234
Indus Motor Co. Ltd.	30,000	358,357
Pak Suzuki Motors	80,800	340,530
United Bank Ltd.	190,000	331,998
TOTAL PAKISTAN		1,318,119
Poland - 5.3%
Bank Handlowy w Warszawie SA	43,000	1,361,723
Bank Polska Kasa Opieki SA	27,500	1,432,351
Inter Cars SA	3,700	265,024
Kruk SA (a)	9,000	383,016
NG2 SA	11,800	624,443
Orbis SA	60,600	926,714
Quercus TFI SA	250,000	545,162
Stomil Sanok SA	10,000	177,785
TOTAL POLAND		5,716,218
Qatar - 2.6%
Al Meera Consumer Goods Co. (a)	7,996	542,373
Commercial Bank of Qatar (a)	30,022	465,182
Qatar National Bank SAQ (a)	32,850	1,786,920
TOTAL QATAR		2,794,475
Romania - 2.9%
Banca Transilvania SA (a)	2,023,073	1,258,641
BRD-Groupe Societe Generale (a)	363,129	981,131
Common Stocks - continued
	Shares	Value
Romania - continued
Bursa de Valori Bucuresti (a)	73,404	$ 704,589
Fondul Propietatea SA GDR (a)	14,000	159,499
TOTAL ROMANIA		3,103,860
Russia - 18.1%
Gazprom OAO sponsored ADR (Reg. S)	885,900	5,190,446
LUKOIL Oil Co. sponsored ADR (United Kingdom)	115,295	5,897,975
Megafon OJSC GDR	122,400	2,076,127
Moscow Exchange MICEX-RTS OAO	275,000	411,085
NOVATEK OAO GDR (Reg. S)	4,825	467,183
Sberbank of Russia sponsored ADR	737,100	4,374,887
Tatneft OAO sponsored ADR	7,000	240,115
Vozrozhdenie Bank (a)	90,200	709,202
TOTAL RUSSIA		19,367,020
Slovenia - 0.5%
Krka dd Novo mesto	6,700	516,460
South Africa - 41.2%
AngloGold Ashanti Ltd. (a)	128,400	1,458,166
Aspen Pharmacare Holdings Ltd.	63,600	1,935,333
Cashbuild Ltd. (e)	28,300	664,403
Clicks Group Ltd. (e)	149,552	1,147,639
Discovery Ltd.	26,408	293,199
DRDGOLD Ltd.	4,469,214	838,040
FirstRand Ltd. (e)	651,600	3,112,782
Grand Parade Investments Ltd.	727,000	402,115
Holdsport Ltd.	220,400	1,011,566
Hulamin Ltd. (d)	996,200	579,485
MTN Group Ltd.	290,250	5,831,228
Nampak Ltd.	387,100	1,387,817
Naspers Ltd. Class N	49,600	7,801,035
Netcare Ltd.	310,000	1,085,863
Pioneer Foods Ltd.	75,000	1,173,584
Raubex Group Ltd.	364,600	548,605
Remgro Ltd.	114,800	2,554,381
RMB Holdings Ltd.	164,600	992,339
Sasol Ltd.	63,000	2,536,599
Shoprite Holdings Ltd.	120,100	1,718,274
Spar Group Ltd.	89,200	1,432,149
Standard Bank Group Ltd.	227,663	3,341,386
Steinhoff International Holdings Ltd.	20,000	127,065
Telkom SA Ltd. (a)(e)	36,300	250,213
Common Stocks - continued
	Shares	Value
South Africa - continued
Truworths International Ltd.	164,000	$ 1,195,510
Zeder Investments Ltd. (e)	940,847	700,717
TOTAL SOUTH AFRICA		44,119,493
Turkey - 5.8%
Aselsan A/S	244,000	1,273,591
Brisa Bridgestone S.A.B. Las San	45,000	150,528
Gubre Fabrikalari TAS	298,000	797,239
Koc Holding A/S	188,850	893,868
Logo Yazilim Sanayi Ve Ticar	43,328	402,866
Pinar Sut Mamulleri Sanayi A/S	58,000	557,734
Soda Sanayii AS	225,000	548,904
Turkiye Garanti Bankasi A/S	505,000	1,606,786
TOTAL TURKEY		6,231,516
United Arab Emirates - 3.7%
Agthia Group PJSC	300,000	628,922
Aldar Properties PJSC (a)	1,409,585	1,059,218
First Gulf Bank PJSC	286,313	1,188,765
SHUAA Capital PSC (a)	5,249,942	1,129,189
TOTAL UNITED ARAB EMIRATES		4,006,094
United Kingdom - 4.9%
Abdullah Al Othaim Markets Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	17,836	507,888
Al Noor Hospitals Group PLC	30,100	414,578
Alabama Khaleej Training & Education ELS (HSBC Bank Warrant Program) warrants 7/18/16 (a)(c)	37,010	547,317
Fawaz Abdulaziz Alhokair Co. ELS (HSBC Warrant Program) warrants 3/20/17 (a)(c)	10,300	305,546
Halwani Brothers Co. ELS (HSBC Warrant Program) warrants 2/9/18 (c)	11,262	258,078
NMC Health PLC	58,700	683,163
Saudi Basic Industries Corp. (SABIC) ELS (HSBC Bank Warrant Program) warrants 1/22/18 (c)	15,000	434,691
Saudia Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/26/15 (a)(c)	19,000	658,927
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Savola Group ELS (HSBC Warrant Program) warrants 2/6/17 (a)(c)	39,200	$ 811,752
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	38,333	607,665
TOTAL UNITED KINGDOM		5,229,605
TOTAL COMMON STOCKS (Cost $89,400,001)		104,141,467
Nonconvertible Preferred Stocks - 2.8%

Russia - 2.8%
Surgutneftegas OJSC (a)	2,448,600	1,845,941
Tatneft OAO (a)	363,800	1,178,766
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,423,687)		3,024,707
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.15% (b) (Cost $283,799)	283,799	283,799
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $92,107,487)		107,449,973
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(244,015)
NET ASSETS - 100%		$ 107,205,958
Security Type Abbreviations
ELS - Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,131,864 or 3.9% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security sold on a delayed delivery basis
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 352
Fidelity Securities Lending Cash Central Fund	33
Total	$ 385
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,375,475	$ 16,036,717	$ 1,338,758	$ -
Consumer Staples	10,146,316	8,391,476	1,754,840	-
Energy	17,814,776	1,636,517	16,178,259	-
Financials	38,324,805	27,847,955	10,476,850	-
Health Care	4,635,397	3,537,656	1,097,741	-
Industrials	3,396,577	3,099,080	297,497	-
Information Technology	402,866	402,866	-	-
Materials	6,210,408	3,914,202	2,296,206	-
Telecommunication Services	8,859,554	6,783,427	2,076,127	-
Money Market Funds	283,799	283,799	-	-
Total Investments in Securities:	$ 107,449,973	$ 71,933,695	$ 35,516,278	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 16,383,904
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $91,823,688)	$ 107,166,174
Fidelity Central Funds (cost $283,799)	283,799
Total Investments (cost $92,107,487)		$ 107,449,973
Foreign currency held at value (cost $39,814)		39,799
Receivable for investments sold
Regular delivery		496,851
Delayed delivery		500,956
Receivable for fund shares sold		54,411
Dividends receivable		174,429
Distributions receivable from Fidelity Central Funds		23
Prepaid expenses		93
Receivable from investment adviser for expense reductions		13,344
Other receivables		49,645
Total assets		108,779,524

Liabilities
Payable for investments purchased
Regular delivery	$ 1,134,701
Delayed delivery	58,458
Payable for fund shares redeemed	139,236
Accrued management fee	69,957
Distribution and service plan fees payable	8,151
Other affiliated payables	27,703
Other payables and accrued expenses	135,360
Total liabilities		1,573,566

Net Assets		$ 107,205,958
Net Assets consist of:
Paid in capital		$ 104,974,629
Undistributed net investment income		440,400
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,471,295)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,262,224
Net Assets		$ 107,205,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,451,465 ÷ 843,311 shares)	$ 8.84

Maximum offering price per share (100/94.25 of $8.84)	$ 9.38
Class T: Net Asset Value and redemption price per share ($2,540,610 ÷ 288,729 shares)	$ 8.80

Maximum offering price per share (100/96.50 of $8.80)	$ 9.12
Class B: Net Asset Value and offering price per share ($247,258 ÷ 27,816 shares)A	$ 8.89

Class C: Net Asset Value and offering price per share ($6,549,032 ÷ 748,184 shares)A	$ 8.75

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($85,945,319 ÷ 9,715,024 shares)	$ 8.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,472,274 ÷ 506,003 shares)	$ 8.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,562,303
Income from Fidelity Central Funds		385
Income before foreign taxes withheld		1,562,688
Less foreign taxes withheld		(147,252)
Total income		1,415,436

Expenses
Management fee	$ 422,278
Transfer agent fees	145,663
Distribution and service plan fees	47,215
Accounting and security lending fees	27,379
Custodian fees and expenses	51,642
Independent trustees' compensation	215
Registration fees	69,311
Audit	31,955
Legal	177
Miscellaneous	405
Total expenses before reductions	796,240
Expense reductions	(13,727)	782,513
Net investment income (loss)		632,923
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $64,672)	(6,306,198)
Foreign currency transactions	(18,151)
Total net realized gain (loss)		(6,324,349)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18,841)	4,621,727
Assets and liabilities in foreign currencies	1,195
Total change in net unrealized appreciation (depreciation)		4,622,922
Net gain (loss)		(1,701,427)
Net increase (decrease) in net assets resulting from operations		$ (1,068,504)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 632,923	$ 2,097,602
Net realized gain (loss)	(6,324,349)	(4,234,408)
Change in net unrealized appreciation (depreciation)	4,622,922	(2,810,920)
Net increase (decrease) in net assets resulting from operations	(1,068,504)	(4,947,726)
Distributions to shareholders from net investment income	(2,091,570)	(1,921,556)
Distributions to shareholders from net realized gain	(504,771)	-
Total distributions	(2,596,341)	(1,921,556)
Share transactions - net increase (decrease)	(8,826,135)	(15,497,892)
Redemption fees	7,211	42,040
Total increase (decrease) in net assets	(12,483,769)	(22,325,134)

Net Assets
Beginning of period	119,689,727	142,014,861
End of period (including undistributed net investment income of $440,400 and undistributed net investment income of $1,899,047, respectively)	$ 107,205,958	$ 119,689,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 9.49	$ 8.71	$ 8.34	$ 8.97	$ 7.26
Income from Investment Operations
Net investment income (loss) E	.04	.13	.16	.18	.16H	.07
Net realized and unrealized gain (loss)	(.07)	(.46)	.85	.34	(.70)	1.70
Total from investment operations	(.03)	(.33)	1.01	.52	(.54)	1.77
Distributions from net investment income	(.14)	(.12)	(.15)	(.15)	(.08)	(.04)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.17) M	(.12)	(.23) L	(.15)	(.10)	(.07) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.84	$ 9.04	$ 9.49	$ 8.71	$ 8.34	$ 8.97
Total ReturnB, C, D	(.17)%	(3.48)%	11.75%	6.38%	(6.05)%	24.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64%A	1.60%	1.64%	1.62%	1.60%	1.69%
Expenses net of fee waivers, if any	1.64%A	1.60%	1.63%	1.62%	1.56%	1.50%
Expenses net of all reductions	1.64%A	1.60%	1.62%	1.60%	1.51%	1.38%
Net investment income (loss)	1.04%A	1.45%	1.82%	2.09%	1.70% H	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,451	$ 7,889	$ 10,883	$ 8,934	$ 10,260	$ 10,045
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share. L Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share. M Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 9.46	$ 8.68	$ 8.31	$ 8.96	$ 7.25
Income from Investment Operations
Net investment income (loss) E	.03	.11	.14	.15	.13H	.06
Net realized and unrealized gain (loss)	(.08)	(.46)	.84	.35	(.71)	1.69
Total from investment operations	(.05)	(.35)	.98	.50	(.58)	1.75
Distributions from net investment income	(.13)	(.10)	(.12)	(.13)	(.07)	(.03)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.16) M	(.10)	(.20) L	(.13)	(.08) K	(.05)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.80	$ 9.01	$ 9.46	$ 8.68	$ 8.31	$ 8.96
Total ReturnB, C, D	(.40)%	(3.67)%	11.42%	6.14%	(6.42)%	24.44%
Ratios to Average Net Assets F, I
Expenses before reductions	1.96%A	1.92%	1.93%	1.89%	1.87%	1.95%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.90%	1.89%	1.84%	1.75%
Expenses net of all reductions	1.90%A	1.90%	1.88%	1.86%	1.78%	1.62%
Net investment income (loss)	.79%A	1.15%	1.55%	1.82%	1.42% H	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,541	$ 2,465	$ 3,465	$ 3,336	$ 3,502	$ 3,114
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.07 per share. M Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 9.50	$ 8.69	$ 8.29	$ 8.93	$ 7.23
Income from Investment Operations
Net investment income (loss) E	.01	.06	.09	.11	.09H	.02
Net realized and unrealized gain (loss)	(.07)	(.46)	.85	.35	(.71)	1.68
Total from investment operations	(.06)	(.40)	.94	.46	(.62)	1.70
Distributions from net investment income	(.06)	(.05)	(.06)	(.06)	(.02)	-
Distributions from net realized gain	(.04)	-	(.07)	-	(.01)	(.01)
Total distributions	(.10)	(.05)	(.13)	(.06)	(.03)	(.01)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.89	$ 9.05	$ 9.50	$ 8.69	$ 8.29	$ 8.93
Total ReturnB, C, D	(.62)%	(4.23)%	10.94%	5.56%	(6.85)%	23.72%
Ratios to Average Net Assets F, I
Expenses before reductions	2.44%A	2.40%	2.42%	2.38%	2.37%	2.47%
Expenses net of fee waivers, if any	2.40%A	2.40%	2.40%	2.38%	2.33%	2.25%
Expenses net of all reductions	2.40%A	2.40%	2.38%	2.35%	2.27%	2.12%
Net investment income (loss)	.28%A	.65%	1.05%	1.33%	.93% H	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247	$ 294	$ 388	$ 441	$ 539	$ 822
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 9.39	$ 8.62	$ 8.24	$ 8.90	$ 7.23
Income from Investment Operations
Net investment income (loss) E	.01	.06	.09	.11	.08H	.02
Net realized and unrealized gain (loss)	(.07)	(.46)	.83	.35	(.69)	1.67
Total from investment operations	(.06)	(.40)	.92	.46	(.61)	1.69
Distributions from net investment income	(.08)	(.06)	(.08)	(.08)	(.05)	(.01)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.12)	(.06)	(.15)	(.08)	(.06) K	(.03)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.75	$ 8.93	$ 9.39	$ 8.62	$ 8.24	$ 8.90
Total ReturnB, C, D	(.63)%	(4.24)%	10.83%	5.68%	(6.79)%	23.61%
Ratios to Average Net Assets F, I
Expenses before reductions	2.44%A	2.40%	2.42%	2.37%	2.36%	2.45%
Expenses net of fee waivers, if any	2.40%A	2.40%	2.40%	2.37%	2.33%	2.25%
Expenses net of all reductions	2.40%A	2.40%	2.38%	2.35%	2.27%	2.13%
Net investment income (loss)	.29%A	.65%	1.05%	1.34%	.93% H	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,549	$ 6,662	$ 6,782	$ 7,770	$ 6,650	$ 5,151
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Income from Investment Operations
Net investment income (loss) D	.05	.16	.18	.20	.18G	.09
Net realized and unrealized gain (loss)	(.07)	(.47)	.84	.35	(.71)	1.70
Total from investment operations	(.02)	(.31)	1.02	.55	(.53)	1.79
Distributions from net investment income	(.17)	(.13)	(.18)	(.17)	(.09)	(.05)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.21)	(.13)	(.25)	(.17)	(.11)	(.08) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.85	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00
Total ReturnB, C	(.09)%	(3.21)%	11.90%	6.81%	(5.91)%	24.92%
Ratios to Average Net Assets E, H
Expenses before reductions	1.43%A	1.37%	1.40%	1.37%	1.35%	1.45%
Expenses net of fee waivers, if any	1.40%A	1.37%	1.40%	1.37%	1.31%	1.25%
Expenses net of all reductions	1.40%A	1.37%	1.38%	1.34%	1.25%	1.12%
Net investment income (loss)	1.28%A	1.68%	2.05%	2.34%	1.95% G	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,945	$ 96,784	$ 110,265	$ 111,441	$ 114,117	$ 140,270
Portfolio turnover rateF	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Income from Investment Operations
Net investment income (loss) D	.06	.16	.19	.21	.19G	.09
Net realized and unrealized gain (loss)	(.08)	(.46)	.84	.35	(.72)	1.70
Total from investment operations	(.02)	(.30)	1.03	.56	(.53)	1.79
Distributions from net investment income	(.18)	(.14)	(.19)	(.18)	(.09)	(.05)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.22)	(.14)	(.26)	(.18)	(.11)	(.08) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.84	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00
Total ReturnB, C	(.08)%	(3.09)%	12.05%	6.93%	(5.91)%	24.95%
Ratios to Average Net Assets E, H
Expenses before reductions	1.29%A	1.26%	1.30%	1.28%	1.26%	1.34%
Expenses net of fee waivers, if any	1.29%A	1.26%	1.30%	1.28%	1.24%	1.25%
Expenses net of all reductions	1.29%A	1.26%	1.28%	1.25%	1.19%	1.13%
Net investment income (loss)	1.39%A	1.79%	2.15%	2.43%	2.02%G	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,472	$ 5,596	$ 10,231	$ 8,586	$ 7,633	$ 7,171
Portfolio turnover rateF	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015 including information on transfers between Levels 1 and 2 is included at the end of the each Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,228,760
Gross unrealized depreciation	(7,895,185)
Net unrealized appreciation (depreciation) on securities	$ 14,333,575

Tax cost	$ 93,116,398

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (1,624,705)
No expiration
Short-term	(373,258)
Long-term	(4,059,292)
Total no expiration	(4,432,550)
Total capital loss carryforward	$ (6,057,255)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $22,949,667 and $33,377,644, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,629	$ 286
Class T	.25%	.25%	5,961	59
Class B	.75%	.25%	1,261	950
Class C	.75%	.25%	31,364	4,980
			$ 47,215	$ 6,275

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,673
Class T	740
Class B*	5
Class C*	490
$ 3,908

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 8,644.25
Class T	3,753.32
Class B	374.30
Class C	9,137.29
Emerging Europe, Middle East, Africa (EMEA)	120,305.28
Institutional Class	3,450.15
	$ 145,663

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $33. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ -
Class T	1.90%	747
Class B	2.40%	50
Class C	2.40%	1,223
Emerging Europe, Middle East, Africa (EMEA)	1.40%	11,324
Institutional Class	1.40%	-
		$ 13,344

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $37 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Emerging Europe, Middle East, Africa (EMEA) expenses during the period in the amount of $346.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 113,464	$ 138,741
Class T	35,916	39,254
Class B	1,835	1,980
Class C	58,320	46,648
Emerging Europe, Middle East, Africa (EMEA)	1,776,301	1,537,065
Institutional Class	105,734	157,868
Total	$ 2,091,570	$ 1,921,556
From net realized gain
Class A	$ 32,778	$ -
Class T	11,206	-
Class B	1,213	-
Class C	29,160	-
Emerging Europe, Middle East, Africa (EMEA)	407,505	-
Institutional Class	22,909	-
Total	$ 504,771	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	131,510	315,373	$ 1,093,319	$ 2,918,425
Reinvestment of distributions	16,251	11,698	135,531	104,929
Shares redeemed	(176,870)	(601,453)	(1,468,606)	(5,463,762)
Net increase (decrease)	(29,109)	(274,382)	$ (239,756)	$ (2,440,408)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	54,435	101,639	$ 461,356	$ 928,488
Reinvestment of distributions	5,631	4,323	46,793	38,736
Shares redeemed	(45,085)	(198,384)	(370,940)	(1,797,181)
Net increase (decrease)	14,981	(92,422)	$ 137,209	$ (829,957)
Class B
Shares sold	2,383	4,359	$ 19,877	$ 39,785
Reinvestment of distributions	349	219	2,936	1,980
Shares redeemed	(7,453)	(12,911)	(62,767)	(117,435)
Net increase (decrease)	(4,721)	(8,333)	$ (39,954)	$ (75,670)
Class C
Shares sold	130,877	241,646	$ 1,078,837	$ 2,211,783
Reinvestment of distributions	8,117	3,905	67,210	34,875
Shares redeemed	(136,634)	(221,913)	(1,125,716)	(2,006,697)
Net increase (decrease)	2,360	23,638	$ 20,331	$ 239,961
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	836,759	2,719,041	$ 6,924,743	$ 24,959,563
Reinvestment of distributions	247,446	162,803	2,063,699	1,463,600
Shares redeemed	(2,029,191)	(3,802,325)	(16,788,057)	(34,854,232)
Net increase (decrease)	(944,986)	(920,481)	$ (7,799,615)	$ (8,431,069)
Institutional Class
Shares sold	83,420	374,756	$ 685,639	$ 3,428,841
Reinvestment of distributions	12,912	8,639	107,558	77,579
Shares redeemed	(206,850)	(841,493)	(1,697,547)	(7,467,169)
Net increase (decrease)	(110,518)	(458,098)	$ (904,350)	$ (3,960,749)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEME-USAN-0615
1.861991.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Emerging Europe,
Middle East, Africa (EMEA)

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.64%
Actual		$ 1,000.00	$ 998.30	$ 8.13
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class T	1.90%
Actual		$ 1,000.00	$ 996.00	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 993.80	$ 11.86
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 993.70	$ 11.86
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 999.10	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.29%
Actual		$ 1,000.00	$ 999.20	$ 6.39
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
South Africa 41.2%
Russia 20.9%
Turkey 5.8%
Poland 5.3%
United Kingdom 4.9%
United Arab Emirates 3.7%
Romania 2.9%
Qatar 2.6%
Austria 1.8%
Other* 10.9%

As of October 31, 2014
South Africa 43.1%
Russia 20.1%
Turkey 5.5%
Poland 5.1%
United Arab Emirates 4.6%
United Kingdom 4.0%
Qatar 3.0%
Romania 1.9%
Greece 1.6%
Other* 11.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.9	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.1
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	7.3	5.8
LUKOIL Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	5.5	4.3
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	5.4	7.4
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	4.9	5.3
Sberbank of Russia sponsored ADR (Russia, Banks)	4.1	0.0
Standard Bank Group Ltd. (South Africa, Banks)	3.1	2.5
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.9	2.7
Remgro Ltd. (South Africa, Diversified Financial Services)	2.4	2.6
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	2.4	3.8
Megafon OJSC GDR (Russia, Wireless Telecommunication Services)	1.9	0.8
	39.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.9	36.4
Energy	16.6	18.5
Consumer Discretionary	16.3	12.6
Consumer Staples	9.3	9.1
Telecommunication Services	8.1	10.1
Materials	5.9	6.2
Health Care	4.3	3.5
Industrials	3.1	3.2
Information Technology	0.4	0.3
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2015, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Austria - 1.8%
Buwog-Gemeinnuetzige Wohnung	15,000	$ 303,283
CA Immobilien Anlagen AG	43,700	793,064
Erste Group Bank AG	29,100	821,599
TOTAL AUSTRIA		1,917,946
Bailiwick of Jersey - 0.3%
Wizz Air Holdings PLC	13,669	297,497
Bermuda - 0.3%
Aquarius Platinum Ltd. (a)	1,967,700	277,881
Botswana - 0.4%
First National Bank of Botswana Ltd.	964,358	372,802
Canada - 0.7%
Africa Oil Corp. (a)	211,600	457,751
SEMAFO, Inc. (a)	105,000	322,876
TOTAL CANADA		780,627
Croatia - 0.4%
Ledo d.d.	413	474,596
Czech Republic - 1.4%
Komercni Banka A/S	6,705	1,495,261
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	475,272
Greece - 1.3%
Fourlis Holdings SA (a)	90,500	246,899
Jumbo SA	53,036	544,542
Karelia Tobacco Co., Inc.	970	245,950
Sarantis SA (a)	37,800	342,075
TOTAL GREECE		1,379,466
Kenya - 1.3%
British American Tobacco Kenya Ltd.	31,700	240,933
Common Stocks - continued
	Shares	Value
Kenya - continued
Kenya Commercial Bank Ltd.	756,500	$ 499,802
Safaricom Ltd.	3,816,544	701,986
TOTAL KENYA		1,442,721
Kuwait - 0.8%
Kuwait Food Co. (Americana)	95,250	839,930
Lithuania - 0.5%
Apranga AB (a)	163,766	544,299
Luxembourg - 0.6%
Pegas NONWOVENS SA	20,400	607,413
Nigeria - 0.6%
Zenith Bank PLC	6,384,656	678,570
Oman - 0.1%
National Bank of Oman (a)	189,246	154,326
Pakistan - 1.2%
Habib Bank Ltd.	145,600	287,234
Indus Motor Co. Ltd.	30,000	358,357
Pak Suzuki Motors	80,800	340,530
United Bank Ltd.	190,000	331,998
TOTAL PAKISTAN		1,318,119
Poland - 5.3%
Bank Handlowy w Warszawie SA	43,000	1,361,723
Bank Polska Kasa Opieki SA	27,500	1,432,351
Inter Cars SA	3,700	265,024
Kruk SA (a)	9,000	383,016
NG2 SA	11,800	624,443
Orbis SA	60,600	926,714
Quercus TFI SA	250,000	545,162
Stomil Sanok SA	10,000	177,785
TOTAL POLAND		5,716,218
Qatar - 2.6%
Al Meera Consumer Goods Co. (a)	7,996	542,373
Commercial Bank of Qatar (a)	30,022	465,182
Qatar National Bank SAQ (a)	32,850	1,786,920
TOTAL QATAR		2,794,475
Romania - 2.9%
Banca Transilvania SA (a)	2,023,073	1,258,641
BRD-Groupe Societe Generale (a)	363,129	981,131
Common Stocks - continued
	Shares	Value
Romania - continued
Bursa de Valori Bucuresti (a)	73,404	$ 704,589
Fondul Propietatea SA GDR (a)	14,000	159,499
TOTAL ROMANIA		3,103,860
Russia - 18.1%
Gazprom OAO sponsored ADR (Reg. S)	885,900	5,190,446
LUKOIL Oil Co. sponsored ADR (United Kingdom)	115,295	5,897,975
Megafon OJSC GDR	122,400	2,076,127
Moscow Exchange MICEX-RTS OAO	275,000	411,085
NOVATEK OAO GDR (Reg. S)	4,825	467,183
Sberbank of Russia sponsored ADR	737,100	4,374,887
Tatneft OAO sponsored ADR	7,000	240,115
Vozrozhdenie Bank (a)	90,200	709,202
TOTAL RUSSIA		19,367,020
Slovenia - 0.5%
Krka dd Novo mesto	6,700	516,460
South Africa - 41.2%
AngloGold Ashanti Ltd. (a)	128,400	1,458,166
Aspen Pharmacare Holdings Ltd.	63,600	1,935,333
Cashbuild Ltd. (e)	28,300	664,403
Clicks Group Ltd. (e)	149,552	1,147,639
Discovery Ltd.	26,408	293,199
DRDGOLD Ltd.	4,469,214	838,040
FirstRand Ltd. (e)	651,600	3,112,782
Grand Parade Investments Ltd.	727,000	402,115
Holdsport Ltd.	220,400	1,011,566
Hulamin Ltd. (d)	996,200	579,485
MTN Group Ltd.	290,250	5,831,228
Nampak Ltd.	387,100	1,387,817
Naspers Ltd. Class N	49,600	7,801,035
Netcare Ltd.	310,000	1,085,863
Pioneer Foods Ltd.	75,000	1,173,584
Raubex Group Ltd.	364,600	548,605
Remgro Ltd.	114,800	2,554,381
RMB Holdings Ltd.	164,600	992,339
Sasol Ltd.	63,000	2,536,599
Shoprite Holdings Ltd.	120,100	1,718,274
Spar Group Ltd.	89,200	1,432,149
Standard Bank Group Ltd.	227,663	3,341,386
Steinhoff International Holdings Ltd.	20,000	127,065
Telkom SA Ltd. (a)(e)	36,300	250,213
Common Stocks - continued
	Shares	Value
South Africa - continued
Truworths International Ltd.	164,000	$ 1,195,510
Zeder Investments Ltd. (e)	940,847	700,717
TOTAL SOUTH AFRICA		44,119,493
Turkey - 5.8%
Aselsan A/S	244,000	1,273,591
Brisa Bridgestone S.A.B. Las San	45,000	150,528
Gubre Fabrikalari TAS	298,000	797,239
Koc Holding A/S	188,850	893,868
Logo Yazilim Sanayi Ve Ticar	43,328	402,866
Pinar Sut Mamulleri Sanayi A/S	58,000	557,734
Soda Sanayii AS	225,000	548,904
Turkiye Garanti Bankasi A/S	505,000	1,606,786
TOTAL TURKEY		6,231,516
United Arab Emirates - 3.7%
Agthia Group PJSC	300,000	628,922
Aldar Properties PJSC (a)	1,409,585	1,059,218
First Gulf Bank PJSC	286,313	1,188,765
SHUAA Capital PSC (a)	5,249,942	1,129,189
TOTAL UNITED ARAB EMIRATES		4,006,094
United Kingdom - 4.9%
Abdullah Al Othaim Markets Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	17,836	507,888
Al Noor Hospitals Group PLC	30,100	414,578
Alabama Khaleej Training & Education ELS (HSBC Bank Warrant Program) warrants 7/18/16 (a)(c)	37,010	547,317
Fawaz Abdulaziz Alhokair Co. ELS (HSBC Warrant Program) warrants 3/20/17 (a)(c)	10,300	305,546
Halwani Brothers Co. ELS (HSBC Warrant Program) warrants 2/9/18 (c)	11,262	258,078
NMC Health PLC	58,700	683,163
Saudi Basic Industries Corp. (SABIC) ELS (HSBC Bank Warrant Program) warrants 1/22/18 (c)	15,000	434,691
Saudia Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/26/15 (a)(c)	19,000	658,927
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Savola Group ELS (HSBC Warrant Program) warrants 2/6/17 (a)(c)	39,200	$ 811,752
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	38,333	607,665
TOTAL UNITED KINGDOM		5,229,605
TOTAL COMMON STOCKS (Cost $89,400,001)		104,141,467
Nonconvertible Preferred Stocks - 2.8%

Russia - 2.8%
Surgutneftegas OJSC (a)	2,448,600	1,845,941
Tatneft OAO (a)	363,800	1,178,766
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,423,687)		3,024,707
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.15% (b) (Cost $283,799)	283,799	283,799
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $92,107,487)		107,449,973
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(244,015)
NET ASSETS - 100%		$ 107,205,958
Security Type Abbreviations
ELS - Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,131,864 or 3.9% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security sold on a delayed delivery basis
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 352
Fidelity Securities Lending Cash Central Fund	33
Total	$ 385
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,375,475	$ 16,036,717	$ 1,338,758	$ -
Consumer Staples	10,146,316	8,391,476	1,754,840	-
Energy	17,814,776	1,636,517	16,178,259	-
Financials	38,324,805	27,847,955	10,476,850	-
Health Care	4,635,397	3,537,656	1,097,741	-
Industrials	3,396,577	3,099,080	297,497	-
Information Technology	402,866	402,866	-	-
Materials	6,210,408	3,914,202	2,296,206	-
Telecommunication Services	8,859,554	6,783,427	2,076,127	-
Money Market Funds	283,799	283,799	-	-
Total Investments in Securities:	$ 107,449,973	$ 71,933,695	$ 35,516,278	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 16,383,904
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $91,823,688)	$ 107,166,174
Fidelity Central Funds (cost $283,799)	283,799
Total Investments (cost $92,107,487)		$ 107,449,973
Foreign currency held at value (cost $39,814)		39,799
Receivable for investments sold
Regular delivery		496,851
Delayed delivery		500,956
Receivable for fund shares sold		54,411
Dividends receivable		174,429
Distributions receivable from Fidelity Central Funds		23
Prepaid expenses		93
Receivable from investment adviser for expense reductions		13,344
Other receivables		49,645
Total assets		108,779,524

Liabilities
Payable for investments purchased
Regular delivery	$ 1,134,701
Delayed delivery	58,458
Payable for fund shares redeemed	139,236
Accrued management fee	69,957
Distribution and service plan fees payable	8,151
Other affiliated payables	27,703
Other payables and accrued expenses	135,360
Total liabilities		1,573,566

Net Assets		$ 107,205,958
Net Assets consist of:
Paid in capital		$ 104,974,629
Undistributed net investment income		440,400
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,471,295)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,262,224
Net Assets		$ 107,205,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,451,465 ÷ 843,311 shares)	$ 8.84

Maximum offering price per share (100/94.25 of $8.84)	$ 9.38
Class T: Net Asset Value and redemption price per share ($2,540,610 ÷ 288,729 shares)	$ 8.80

Maximum offering price per share (100/96.50 of $8.80)	$ 9.12
Class B: Net Asset Value and offering price per share ($247,258 ÷ 27,816 shares)A	$ 8.89

Class C: Net Asset Value and offering price per share ($6,549,032 ÷ 748,184 shares)A	$ 8.75

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($85,945,319 ÷ 9,715,024 shares)	$ 8.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,472,274 ÷ 506,003 shares)	$ 8.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,562,303
Income from Fidelity Central Funds		385
Income before foreign taxes withheld		1,562,688
Less foreign taxes withheld		(147,252)
Total income		1,415,436

Expenses
Management fee	$ 422,278
Transfer agent fees	145,663
Distribution and service plan fees	47,215
Accounting and security lending fees	27,379
Custodian fees and expenses	51,642
Independent trustees' compensation	215
Registration fees	69,311
Audit	31,955
Legal	177
Miscellaneous	405
Total expenses before reductions	796,240
Expense reductions	(13,727)	782,513
Net investment income (loss)		632,923
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $64,672)	(6,306,198)
Foreign currency transactions	(18,151)
Total net realized gain (loss)		(6,324,349)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18,841)	4,621,727
Assets and liabilities in foreign currencies	1,195
Total change in net unrealized appreciation (depreciation)		4,622,922
Net gain (loss)		(1,701,427)
Net increase (decrease) in net assets resulting from operations		$ (1,068,504)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 632,923	$ 2,097,602
Net realized gain (loss)	(6,324,349)	(4,234,408)
Change in net unrealized appreciation (depreciation)	4,622,922	(2,810,920)
Net increase (decrease) in net assets resulting from operations	(1,068,504)	(4,947,726)
Distributions to shareholders from net investment income	(2,091,570)	(1,921,556)
Distributions to shareholders from net realized gain	(504,771)	-
Total distributions	(2,596,341)	(1,921,556)
Share transactions - net increase (decrease)	(8,826,135)	(15,497,892)
Redemption fees	7,211	42,040
Total increase (decrease) in net assets	(12,483,769)	(22,325,134)

Net Assets
Beginning of period	119,689,727	142,014,861
End of period (including undistributed net investment income of $440,400 and undistributed net investment income of $1,899,047, respectively)	$ 107,205,958	$ 119,689,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 9.49	$ 8.71	$ 8.34	$ 8.97	$ 7.26
Income from Investment Operations
Net investment income (loss) E	.04	.13	.16	.18	.16H	.07
Net realized and unrealized gain (loss)	(.07)	(.46)	.85	.34	(.70)	1.70
Total from investment operations	(.03)	(.33)	1.01	.52	(.54)	1.77
Distributions from net investment income	(.14)	(.12)	(.15)	(.15)	(.08)	(.04)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.17) M	(.12)	(.23) L	(.15)	(.10)	(.07) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.84	$ 9.04	$ 9.49	$ 8.71	$ 8.34	$ 8.97
Total ReturnB, C, D	(.17)%	(3.48)%	11.75%	6.38%	(6.05)%	24.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64%A	1.60%	1.64%	1.62%	1.60%	1.69%
Expenses net of fee waivers, if any	1.64%A	1.60%	1.63%	1.62%	1.56%	1.50%
Expenses net of all reductions	1.64%A	1.60%	1.62%	1.60%	1.51%	1.38%
Net investment income (loss)	1.04%A	1.45%	1.82%	2.09%	1.70% H	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,451	$ 7,889	$ 10,883	$ 8,934	$ 10,260	$ 10,045
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share. L Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share. M Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 9.46	$ 8.68	$ 8.31	$ 8.96	$ 7.25
Income from Investment Operations
Net investment income (loss) E	.03	.11	.14	.15	.13H	.06
Net realized and unrealized gain (loss)	(.08)	(.46)	.84	.35	(.71)	1.69
Total from investment operations	(.05)	(.35)	.98	.50	(.58)	1.75
Distributions from net investment income	(.13)	(.10)	(.12)	(.13)	(.07)	(.03)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.16) M	(.10)	(.20) L	(.13)	(.08) K	(.05)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.80	$ 9.01	$ 9.46	$ 8.68	$ 8.31	$ 8.96
Total ReturnB, C, D	(.40)%	(3.67)%	11.42%	6.14%	(6.42)%	24.44%
Ratios to Average Net Assets F, I
Expenses before reductions	1.96%A	1.92%	1.93%	1.89%	1.87%	1.95%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.90%	1.89%	1.84%	1.75%
Expenses net of all reductions	1.90%A	1.90%	1.88%	1.86%	1.78%	1.62%
Net investment income (loss)	.79%A	1.15%	1.55%	1.82%	1.42% H	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,541	$ 2,465	$ 3,465	$ 3,336	$ 3,502	$ 3,114
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share. L Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.07 per share. M Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 9.50	$ 8.69	$ 8.29	$ 8.93	$ 7.23
Income from Investment Operations
Net investment income (loss) E	.01	.06	.09	.11	.09H	.02
Net realized and unrealized gain (loss)	(.07)	(.46)	.85	.35	(.71)	1.68
Total from investment operations	(.06)	(.40)	.94	.46	(.62)	1.70
Distributions from net investment income	(.06)	(.05)	(.06)	(.06)	(.02)	-
Distributions from net realized gain	(.04)	-	(.07)	-	(.01)	(.01)
Total distributions	(.10)	(.05)	(.13)	(.06)	(.03)	(.01)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.89	$ 9.05	$ 9.50	$ 8.69	$ 8.29	$ 8.93
Total ReturnB, C, D	(.62)%	(4.23)%	10.94%	5.56%	(6.85)%	23.72%
Ratios to Average Net Assets F, I
Expenses before reductions	2.44%A	2.40%	2.42%	2.38%	2.37%	2.47%
Expenses net of fee waivers, if any	2.40%A	2.40%	2.40%	2.38%	2.33%	2.25%
Expenses net of all reductions	2.40%A	2.40%	2.38%	2.35%	2.27%	2.12%
Net investment income (loss)	.28%A	.65%	1.05%	1.33%	.93% H	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247	$ 294	$ 388	$ 441	$ 539	$ 822
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 9.39	$ 8.62	$ 8.24	$ 8.90	$ 7.23
Income from Investment Operations
Net investment income (loss) E	.01	.06	.09	.11	.08H	.02
Net realized and unrealized gain (loss)	(.07)	(.46)	.83	.35	(.69)	1.67
Total from investment operations	(.06)	(.40)	.92	.46	(.61)	1.69
Distributions from net investment income	(.08)	(.06)	(.08)	(.08)	(.05)	(.01)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.12)	(.06)	(.15)	(.08)	(.06) K	(.03)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.75	$ 8.93	$ 9.39	$ 8.62	$ 8.24	$ 8.90
Total ReturnB, C, D	(.63)%	(4.24)%	10.83%	5.68%	(6.79)%	23.61%
Ratios to Average Net Assets F, I
Expenses before reductions	2.44%A	2.40%	2.42%	2.37%	2.36%	2.45%
Expenses net of fee waivers, if any	2.40%A	2.40%	2.40%	2.37%	2.33%	2.25%
Expenses net of all reductions	2.40%A	2.40%	2.38%	2.35%	2.27%	2.13%
Net investment income (loss)	.29%A	.65%	1.05%	1.34%	.93% H	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,549	$ 6,662	$ 6,782	$ 7,770	$ 6,650	$ 5,151
Portfolio turnover rateG	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Income from Investment Operations
Net investment income (loss) D	.05	.16	.18	.20	.18G	.09
Net realized and unrealized gain (loss)	(.07)	(.47)	.84	.35	(.71)	1.70
Total from investment operations	(.02)	(.31)	1.02	.55	(.53)	1.79
Distributions from net investment income	(.17)	(.13)	(.18)	(.17)	(.09)	(.05)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.21)	(.13)	(.25)	(.17)	(.11)	(.08) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.85	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00
Total ReturnB, C	(.09)%	(3.21)%	11.90%	6.81%	(5.91)%	24.92%
Ratios to Average Net Assets E, H
Expenses before reductions	1.43%A	1.37%	1.40%	1.37%	1.35%	1.45%
Expenses net of fee waivers, if any	1.40%A	1.37%	1.40%	1.37%	1.31%	1.25%
Expenses net of all reductions	1.40%A	1.37%	1.38%	1.34%	1.25%	1.12%
Net investment income (loss)	1.28%A	1.68%	2.05%	2.34%	1.95% G	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,945	$ 96,784	$ 110,265	$ 111,441	$ 114,117	$ 140,270
Portfolio turnover rateF	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00	$ 7.28
Income from Investment Operations
Net investment income (loss) D	.06	.16	.19	.21	.19G	.09
Net realized and unrealized gain (loss)	(.08)	(.46)	.84	.35	(.72)	1.70
Total from investment operations	(.02)	(.30)	1.03	.56	(.53)	1.79
Distributions from net investment income	(.18)	(.14)	(.19)	(.18)	(.09)	(.05)
Distributions from net realized gain	(.04)	-	(.07)	-	(.02)	(.02)
Total distributions	(.22)	(.14)	(.26)	(.18)	(.11)	(.08) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.84	$ 9.08	$ 9.52	$ 8.75	$ 8.37	$ 9.00
Total ReturnB, C	(.08)%	(3.09)%	12.05%	6.93%	(5.91)%	24.95%
Ratios to Average Net Assets E, H
Expenses before reductions	1.29%A	1.26%	1.30%	1.28%	1.26%	1.34%
Expenses net of fee waivers, if any	1.29%A	1.26%	1.30%	1.28%	1.24%	1.25%
Expenses net of all reductions	1.29%A	1.26%	1.28%	1.25%	1.19%	1.13%
Net investment income (loss)	1.39%A	1.79%	2.15%	2.43%	2.02%G	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,472	$ 5,596	$ 10,231	$ 8,586	$ 7,633	$ 7,171
Portfolio turnover rateF	43% A	38%	64%	30%	53%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015 including information on transfers between Levels 1 and 2 is included at the end of the each Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,228,760
Gross unrealized depreciation	(7,895,185)
Net unrealized appreciation (depreciation) on securities	$ 14,333,575

Tax cost	$ 93,116,398

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (1,624,705)
No expiration
Short-term	(373,258)
Long-term	(4,059,292)
Total no expiration	(4,432,550)
Total capital loss carryforward	$ (6,057,255)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $22,949,667 and $33,377,644, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,629	$ 286
Class T	.25%	.25%	5,961	59
Class B	.75%	.25%	1,261	950
Class C	.75%	.25%	31,364	4,980
			$ 47,215	$ 6,275

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,673
Class T	740
Class B*	5
Class C*	490
$ 3,908

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 8,644.25
Class T	3,753.32
Class B	374.30
Class C	9,137.29
Emerging Europe, Middle East, Africa (EMEA)	120,305.28
Institutional Class	3,450.15
	$ 145,663

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $33. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ -
Class T	1.90%	747
Class B	2.40%	50
Class C	2.40%	1,223
Emerging Europe, Middle East, Africa (EMEA)	1.40%	11,324
Institutional Class	1.40%	-
		$ 13,344

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $37 for the period.

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8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Emerging Europe, Middle East, Africa (EMEA) expenses during the period in the amount of $346.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 113,464	$ 138,741
Class T	35,916	39,254
Class B	1,835	1,980
Class C	58,320	46,648
Emerging Europe, Middle East, Africa (EMEA)	1,776,301	1,537,065
Institutional Class	105,734	157,868
Total	$ 2,091,570	$ 1,921,556
From net realized gain
Class A	$ 32,778	$ -
Class T	11,206	-
Class B	1,213	-
Class C	29,160	-
Emerging Europe, Middle East, Africa (EMEA)	407,505	-
Institutional Class	22,909	-
Total	$ 504,771	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	131,510	315,373	$ 1,093,319	$ 2,918,425
Reinvestment of distributions	16,251	11,698	135,531	104,929
Shares redeemed	(176,870)	(601,453)	(1,468,606)	(5,463,762)
Net increase (decrease)	(29,109)	(274,382)	$ (239,756)	$ (2,440,408)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	54,435	101,639	$ 461,356	$ 928,488
Reinvestment of distributions	5,631	4,323	46,793	38,736
Shares redeemed	(45,085)	(198,384)	(370,940)	(1,797,181)
Net increase (decrease)	14,981	(92,422)	$ 137,209	$ (829,957)
Class B
Shares sold	2,383	4,359	$ 19,877	$ 39,785
Reinvestment of distributions	349	219	2,936	1,980
Shares redeemed	(7,453)	(12,911)	(62,767)	(117,435)
Net increase (decrease)	(4,721)	(8,333)	$ (39,954)	$ (75,670)
Class C
Shares sold	130,877	241,646	$ 1,078,837	$ 2,211,783
Reinvestment of distributions	8,117	3,905	67,210	34,875
Shares redeemed	(136,634)	(221,913)	(1,125,716)	(2,006,697)
Net increase (decrease)	2,360	23,638	$ 20,331	$ 239,961
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	836,759	2,719,041	$ 6,924,743	$ 24,959,563
Reinvestment of distributions	247,446	162,803	2,063,699	1,463,600
Shares redeemed	(2,029,191)	(3,802,325)	(16,788,057)	(34,854,232)
Net increase (decrease)	(944,986)	(920,481)	$ (7,799,615)	$ (8,431,069)
Institutional Class
Shares sold	83,420	374,756	$ 685,639	$ 3,428,841
Reinvestment of distributions	12,912	8,639	107,558	77,579
Shares redeemed	(206,850)	(841,493)	(1,697,547)	(7,467,169)
Net increase (decrease)	(110,518)	(458,098)	$ (904,350)	$ (3,960,749)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

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EME-USAN-0615
1.861974.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Commodity Stock

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Global
Commodity Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.34%
Actual		$ 1,000.00	$ 982.40	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.64%
Actual		$ 1,000.00	$ 980.80	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class B	2.14%
Actual		$ 1,000.00	$ 978.10	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.12%
Actual		$ 1,000.00	$ 978.70	$ 10.40
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Global Commodity Stock	1.13%
Actual		$ 1,000.00	$ 983.20	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Institutional Class	1.11%
Actual		$ 1,000.00	$ 983.90	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	7.7	7.4
BHP Billiton PLC	5.4	6.0
Potash Corp. of Saskatchewan, Inc.	5.3	6.1
Agrium, Inc.	4.3	2.1
CF Industries Holdings, Inc.	4.3	2.9
Rio Tinto PLC	3.7	3.3
Chevron Corp.	3.4	3.3
Syngenta AG (Switzerland)	3.3	3.6
The Mosaic Co.	2.7	2.3
BP PLC	2.2	0.0
	42.3
Top Sectors (% of fund's net assets)
As of April 30, 2015
Agriculture 40.6%
Energy 28.8%
Metals 28.6%
Other 1.7%
Short-Term Investments and Net Other Assets 0.3%

As of October 31, 2014
Agriculture 36.9%
Energy 30.0%
Metals 29.2%
Other 3.3%
Short-Term Investments and Net Other Assets 0.6%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 31.6%
Diversified Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	4,300	$ 314,760
Fertilizers & Agricultural Chemicals - 31.4%
Agrium, Inc.	125,100	12,961,044
CF Industries Holdings, Inc.	45,072	12,956,848
Intrepid Potash, Inc. (a)(d)	253,900	3,181,367
K&S AG	62,100	2,024,426
Monsanto Co.	203,500	23,190,859
Potash Corp. of Saskatchewan, Inc.	488,700	15,959,204
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	112,300	2,452,632
Syngenta AG (Switzerland)	29,834	9,983,346
The Mosaic Co.	182,459	8,028,196
Uralkali OJSC GDR (Reg. S)	20,100	295,629
Yara International ASA	64,500	3,304,818
		94,338,369
Specialty Chemicals - 0.1%
Sika AG (Bearer)	40	137,294
TOTAL CHEMICALS		94,790,423
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
Grasim Industries Ltd.	8,056	502,113
CONTAINERS & PACKAGING - 0.7%
Paper Packaging - 0.7%
MeadWestvaco Corp.	5,600	273,280
Rock-Tenn Co. Class A	29,905	1,883,417
		2,156,697
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	9,100	309,582
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Drilling - 0.2%
Ocean Rig UDW, Inc. (United States)	44,047	330,793
Odfjell Drilling A/S	142,532	126,880
Vantage Drilling Co. (a)	705,782	281,254
		738,927
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	3,996	$ 318,561
Ezion Holdings Ltd.	397,100	361,627
SBM Offshore NV (a)(d)	62,800	810,991
		1,491,179
TOTAL ENERGY EQUIPMENT & SERVICES		2,230,106
FOOD PRODUCTS - 4.1%
Agricultural Products - 4.0%
Archer Daniels Midland Co.	104,800	5,122,624
Bunge Ltd.	45,800	3,955,746
First Resources Ltd.	1,080,200	1,453,111
Golden Agri-Resources Ltd.	2,383,000	756,394
SLC Agricola SA	97,000	561,792
Wilmar International Ltd.	120,900	297,864
		12,147,531
Packaged Foods & Meats - 0.1%
Adecoagro SA (a)	14,900	144,679
TOTAL FOOD PRODUCTS		12,292,210
HOUSEHOLD PRODUCTS - 0.3%
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	31,100	786,674
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	28,600	951,522
MACHINERY - 2.0%
Agricultural & Farm Machinery - 1.9%
AGCO Corp. (d)	24,700	1,272,297
Deere & Co.	50,700	4,589,364
		5,861,661
Construction Machinery & Heavy Trucks - 0.1%
Manitowoc Co., Inc.	14,900	293,977
TOTAL MACHINERY		6,155,638
Common Stocks - continued
	Shares	Value
METALS & MINING - 27.6%
Aluminum - 1.0%
Alcoa, Inc.	179,900	$ 2,414,258
Norsk Hydro ASA	112,500	532,778
		2,947,036
Diversified Metals & Mining - 15.6%
Anglo American PLC (United Kingdom)	202,851	3,436,809
BHP Billiton PLC	673,663	16,192,491
First Quantum Minerals Ltd.	90,624	1,388,091
Freeport-McMoRan, Inc.	149,100	3,469,557
Glencore Xstrata PLC	1,354,865	6,436,384
Grupo Mexico SA de CV Series B	503,411	1,554,005
Ivanhoe Mines Ltd. (a)	709,500	682,155
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(e)	422,500	14,007
MMC Norilsk Nickel OJSC sponsored ADR	30,800	570,108
Rio Tinto PLC	247,787	11,088,743
Sesa Sterlite Ltd.	279,297	918,154
Teck Resources Ltd. Class B (sub. vtg.)	70,700	1,071,780
		46,822,284
Gold - 6.1%
Acacia Mining PLC	11,200	49,672
Agnico Eagle Mines Ltd. (Canada)	31,300	947,431
AngloGold Ashanti Ltd. sponsored ADR (a)	49,300	558,569
Argonaut Gold, Inc. (a)	206,600	347,615
B2Gold Corp. (a)	1,309,180	2,050,850
Barrick Gold Corp.	156,900	2,039,115
Compania de Minas Buenaventura SA sponsored ADR	30,700	343,226
Continental Gold Ltd. (a)	207,300	378,002
Detour Gold Corp. (a)	36,500	385,723
Eldorado Gold Corp.	161,450	804,239
Franco-Nevada Corp.	22,000	1,142,213
Gold Fields Ltd. sponsored ADR	88,200	403,074
Goldcorp, Inc.	131,110	2,467,889
New Gold, Inc. (a)	121,300	407,182
Newcrest Mining Ltd. (a)	92,224	1,033,783
Newmont Mining Corp.	75,400	1,997,346
Premier Gold Mines Ltd. (a)	291,100	593,540
Randgold Resources Ltd. sponsored ADR	16,600	1,264,422
Romarco Minerals, Inc. (a)	1,580,000	595,856
Torex Gold Resources, Inc. (a)	344,700	319,987
Yamana Gold, Inc.	102,300	390,885
		18,520,619
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.5%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,446,400	$ 195,949
Fresnillo PLC	33,700	373,769
Gem Diamonds Ltd.	143,900	307,678
Impala Platinum Holdings Ltd. (a)	60,500	335,652
Tahoe Resources, Inc.	21,753	307,409
		1,520,457
Silver - 0.4%
Silver Wheaton Corp.	61,900	1,221,069
Steel - 4.0%
ArcelorMittal SA Class A unit (d)	149,700	1,600,293
Hyundai Steel Co.	11,523	841,938
JFE Holdings, Inc.	60,100	1,356,749
Nippon Steel & Sumitomo Metal Corp.	1,102,000	2,866,540
Nucor Corp.	37,400	1,827,364
POSCO	11,582	2,715,354
Steel Dynamics, Inc.	7,600	168,188
Tata Steel Ltd.	59,417	336,927
Thyssenkrupp AG	10,900	289,607
		12,002,960
TOTAL METALS & MINING		83,034,425
OIL, GAS & CONSUMABLE FUELS - 27.8%
Coal & Consumable Fuels - 0.9%
Cameco Corp.	21,400	376,385
Cloud Peak Energy, Inc. (a)	48,800	316,712
Coal India Ltd.	44,800	255,732
CONSOL Energy, Inc.	11,300	367,024
Peabody Energy Corp. (d)	264,698	1,252,022
		2,567,875
Integrated Oil & Gas - 12.9%
BP PLC	908,100	6,549,581
Chevron Corp.	91,800	10,195,308
Exxon Mobil Corp.	34,561	3,019,595
Gazprom OAO sponsored ADR	69,900	411,012
Imperial Oil Ltd.	11,800	520,119
LUKOIL Oil Co. sponsored ADR (United Kingdom)	24,900	1,273,772
Royal Dutch Shell PLC Class A (United Kingdom)	99,100	3,124,649
Statoil ASA	92,200	1,954,674
Suncor Energy, Inc.	148,132	4,823,959
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Total SA	101,300	$ 5,485,391
YPF SA Class D sponsored ADR	45,500	1,389,570
		38,747,630
Oil & Gas Exploration & Production - 13.6%
Anadarko Petroleum Corp.	45,600	4,290,960
Apache Corp.	22,100	1,511,640
Cabot Oil & Gas Corp.	82,900	2,803,678
California Resources Corp.	17,500	162,750
Canadian Natural Resources Ltd.	32,700	1,086,567
Chesapeake Energy Corp. (d)	24,600	387,942
Cimarex Energy Co.	18,100	2,251,640
CNOOC Ltd. sponsored ADR (d)	8,800	1,507,000
Cobalt International Energy, Inc. (a)	117,500	1,257,250
Concho Resources, Inc. (a)	4,500	569,970
ConocoPhillips Co.	66,200	4,496,304
Continental Resources, Inc. (a)	5,800	305,254
Devon Energy Corp.	18,700	1,275,527
Encana Corp.	46,800	664,471
Energen Corp.	6,000	427,020
EOG Resources, Inc.	46,700	4,620,965
EQT Corp.	10,500	944,370
Hess Corp.	10,400	799,760
Kosmos Energy Ltd. (a)	69,600	680,688
Marathon Oil Corp.	33,700	1,048,070
Murphy Oil Corp.	8,200	390,402
Newfield Exploration Co. (a)	8,200	321,768
Noble Energy, Inc.	40,600	2,059,232
NOVATEK OAO GDR (Reg. S)	10,400	1,006,984
Oil & Natural Gas Corp. Ltd.	77,295	369,764
Oil Search Ltd. ADR	56,800	363,635
PDC Energy, Inc. (a)	12,300	697,902
Pioneer Natural Resources Co.	3,560	615,097
Range Resources Corp.	8,400	533,904
Santos Ltd.	46,800	307,392
SM Energy Co.	16,000	927,520
Southwestern Energy Co. (a)	21,200	594,236
Tullow Oil PLC	138,200	877,441
Whiting Petroleum Corp. (a)	10,100	382,891
Woodside Petroleum Ltd.	6,700	185,837
		40,725,831
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 0.2%
Tesoro Corp.	3,400	$ 291,822
Valero Energy Corp.	5,200	295,880
		587,702
Oil & Gas Storage & Transport - 0.2%
Columbia Pipeline Partners LP	11,100	300,255
Golar LNG Ltd.	12,569	452,421
		752,676
TOTAL OIL, GAS & CONSUMABLE FUELS		83,381,714
PAPER & FOREST PRODUCTS - 3.2%
Forest Products - 0.4%
West Fraser Timber Co. Ltd.	22,000	1,132,002
Paper Products - 2.8%
Empresas CMPC SA	455,180	1,293,317
International Paper Co.	111,300	5,979,036
Stora Enso Oyj (R Shares) (d)	64,600	679,804
UPM-Kymmene Corp.	31,900	577,217
		8,529,374
TOTAL PAPER & FOREST PRODUCTS		9,661,376
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Weyerhaeuser Co.	14,300	450,593
TOTAL COMMON STOCKS (Cost $357,284,003)		296,703,073
Nonconvertible Preferred Stocks - 1.0%

METALS & MINING - 1.0%
Steel - 1.0%
Gerdau SA sponsored ADR (d)	164,400	552,384
Vale SA (PN-A) sponsored ADR	393,700	2,381,885
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $9,117,207)		2,934,269
Money Market Funds - 3.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c) (Cost $11,599,043)	11,599,043	$ 11,599,043
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $378,000,253)		311,236,385
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(10,795,827)
NET ASSETS - 100%		$ 300,440,558
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,007 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 288
Fidelity Securities Lending Cash Central Fund	61,018
Total	$ 61,306
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 296,703,073	$ 209,406,929	$ 87,296,144	$ -
Nonconvertible Preferred Stocks	2,934,269	2,934,269	-	-
Money Market Funds	11,599,043	11,599,043	-	-
Total Investments in Securities:	$ 311,236,385	$ 223,940,241	$ 87,296,144	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 18,745,707
Level 2 to Level 1	3,248,921
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	43.2%
Canada	18.3%
United Kingdom	13.8%
Switzerland	3.4%
Bailiwick of Jersey	2.5%
Norway	2.0%
Bermuda	1.8%
France	1.8%
Japan	1.4%
Chile	1.2%
Korea (South)	1.2%
Brazil	1.2%
Russia	1.1%
Others (Individually Less Than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,311,539) - See accompanying schedule: Unaffiliated issuers (cost $366,401,210)	$ 299,637,342
Fidelity Central Funds (cost $11,599,043)	11,599,043
Total Investments (cost $378,000,253)		$ 311,236,385
Foreign currency held at value (cost $88,535)		88,535
Receivable for investments sold		3,935,312
Receivable for fund shares sold		199,453
Dividends receivable		1,100,030
Distributions receivable from Fidelity Central Funds		25,785
Prepaid expenses		274
Other receivables		4,659
Total assets		316,590,433

Liabilities
Payable to custodian bank	$ 104,991
Payable for investments purchased	3,523,859
Payable for fund shares redeemed	603,953
Accrued management fee	172,744
Distribution and service plan fees payable	26,511
Other affiliated payables	84,827
Other payables and accrued expenses	33,947
Collateral on securities loaned, at value	11,599,043
Total liabilities		16,149,875

Net Assets		$ 300,440,558
Net Assets consist of:
Paid in capital		$ 420,802,797
Undistributed net investment income		1,812,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,404,089)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(66,771,124)
Net Assets		$ 300,440,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,023,678 ÷ 3,425,257 shares)	$ 12.85

Maximum offering price per share (100/94.25 of $12.85)	$ 13.63
Class T: Net Asset Value and redemption price per share ($9,125,302 ÷ 710,972 shares)	$ 12.83

Maximum offering price per share (100/96.50 of $12.83)	$ 13.30
Class B: Net Asset Value and offering price per share ($1,321,078 ÷ 103,253 shares)A	$ 12.79

Class C: Net Asset Value and offering price per share ($15,492,006 ÷ 1,216,762 shares)A	$ 12.73

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($205,562,829 ÷ 15,954,820 shares)	$ 12.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,915,665 ÷ 1,934,220 shares)	$ 12.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 4,203,810
Interest		3
Income from Fidelity Central Funds		61,306
Income before foreign taxes withheld		4,265,119
Less foreign taxes withheld		(239,548)
Total income		4,025,571

Expenses
Management fee	$ 1,067,675
Transfer agent fees	436,069
Distribution and service plan fees	166,768
Accounting and security lending fees	80,720
Custodian fees and expenses	25,657
Independent trustees' compensation	620
Registration fees	77,490
Audit	27,018
Legal	452
Miscellaneous	643
Total expenses before reductions	1,883,112
Expense reductions	(1,533)	1,881,579
Net investment income (loss)		2,143,992
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,925,917)
Foreign currency transactions	(39,197)
Total net realized gain (loss)		(8,965,114)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,038,735
Assets and liabilities in foreign currencies	10,385
Total change in net unrealized appreciation (depreciation)		1,049,120
Net gain (loss)		(7,915,994)
Net increase (decrease) in net assets resulting from operations		$ (5,772,002)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,143,992	$ 4,495,175
Net realized gain (loss)	(8,965,114)	(3,681,278)
Change in net unrealized appreciation (depreciation)	1,049,120	(18,645,040)
Net increase (decrease) in net assets resulting from operations	(5,772,002)	(17,831,143)
Distributions to shareholders from net investment income	(3,898,874)	(4,765,250)
Distributions to shareholders from net realized gain	(629,272)	(367,709)
Total distributions	(4,528,146)	(5,132,959)
Share transactions - net increase (decrease)	(16,881,447)	(64,489,864)
Redemption fees	2,277	7,328
Total increase (decrease) in net assets	(27,179,318)	(87,446,638)

Net Assets
Beginning of period	327,619,876	415,066,514
End of period (including undistributed net investment income of $1,812,974 and undistributed net investment income of $3,567,856, respectively)	$ 300,440,558	$ 327,619,876

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 14.17	$ 14.59	$ 15.14	$ 15.60	$ 13.29
Income from Investment Operations
Net investment income (loss) E	.08	.15	.16	.11	.12	.19H
Net realized and unrealized gain (loss)	(.31)	(.91)	(.45)	(.59)	(.38)	2.20
Total from investment operations	(.23)	(.76)	(.29)	(.48)	(.26)	2.39
Distributions from net investment income	(.14)	(.15)	(.13)	(.05)	(.13)	- J
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.08)
Total distributions	(.17)	(.16)	(.13)	(.07) L	(.20) K	(.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.85	$ 13.25	$ 14.17	$ 14.59	$ 15.14	$ 15.60
Total ReturnB, C, D	(1.76)%	(5.41)%	(2.00)%	(3.19)%	(1.80)%	18.04%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34%A	1.35%	1.36%	1.34%	1.32%	1.37%
Expenses net of fee waivers, if any	1.34%A	1.35%	1.35%	1.34%	1.32%	1.37%
Expenses net of all reductions	1.34%A	1.35%	1.34%	1.33%	1.31%	1.36%
Net investment income (loss)	1.30% A	1.05%	1.12%	.80%	.71%	1.35% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,024	$ 51,586	$ 71,293	$ 99,694	$ 127,979	$ 60,370
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share. LTotal distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 14.13	$ 14.54	$ 15.08	$ 15.55	$ 13.27
Income from Investment Operations
Net investment income (loss) E	.06	.11	.12	.08	.07	.16H
Net realized and unrealized gain (loss)	(.31)	(.90)	(.45)	(.60)	(.38)	2.19
Total from investment operations	(.25)	(.79)	(.33)	(.52)	(.31)	2.35
Distributions from net investment income	(.10)	(.11)	(.08)	(.01)	(.10)	-
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.07)
Total distributions	(.13)	(.13) K	(.08)	(.02)	(.16)	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 13.21	$ 14.13	$ 14.54	$ 15.08	$ 15.55
Total ReturnB, C, D	(1.92)%	(5.65)%	(2.26)%	(3.43)%	(2.09)%	17.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64%A	1.62%	1.62%	1.61%	1.60%	1.63%
Expenses net of fee waivers, if any	1.64%A	1.62%	1.61%	1.61%	1.60%	1.63%
Expenses net of all reductions	1.64%A	1.62%	1.60%	1.60%	1.59%	1.61%
Net investment income (loss)	1.00% A	.78%	.86%	.53%	.43%	1.10% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,125	$ 9,867	$ 12,551	$ 16,692	$ 20,831	$ 11,762
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 14.01	$ 14.41	$ 15.00	$ 15.46	$ 13.22
Income from Investment Operations
Net investment income (loss) E	.03	.04	.05	-J	(.01)	.08H
Net realized and unrealized gain (loss)	(.32)	(.89)	(.45)	(.59)	(.39)	2.20
Total from investment operations	(.29)	(.85)	(.40)	(.59)	(.40)	2.28
Distributions from net investment income	(.02)	(.03)	- J	-	-	-
Distributions from net realized gain	(.03)	(.01)	-	-	(.06)	(.04)
Total distributions	(.04) K	(.04)	- J	-	(.06)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.79	$ 13.12	$ 14.01	$ 14.41	$ 15.00	$ 15.46
Total ReturnB, C, D	(2.19)%	(6.06)%	(2.75)%	(3.93)%	(2.62)%	17.23%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%A	2.11%	2.11%	2.10%	2.11%	2.16%
Expenses net of fee waivers, if any	2.14%A	2.11%	2.11%	2.10%	2.11%	2.16%
Expenses net of all reductions	2.14%A	2.11%	2.10%	2.10%	2.10%	2.15%
Net investment income (loss)	.50% A	.29%	.36%	.03%	(.09)%	.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,321	$ 1,584	$ 2,303	$ 3,097	$ 4,324	$ 4,348
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.04 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 13.96	$ 14.37	$ 14.95	$ 15.45	$ 13.22
Income from Investment Operations
Net investment income (loss) E	.03	.04	.05	.01	(.01)	.08H
Net realized and unrealized gain (loss)	(.31)	(.89)	(.44)	(.59)	(.38)	2.19
Total from investment operations	(.28)	(.85)	(.39)	(.58)	(.39)	2.27
Distributions from net investment income	(.03)	(.03)	(.02)	-	(.05)	-
Distributions from net realized gain	(.03)	(.01)	-	-	(.06)	(.04)
Total distributions	(.05) L	(.05) K	(.02)	-	(.11)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.73	$ 13.06	$ 13.96	$ 14.37	$ 14.95	$ 15.45
Total ReturnB, C, D	(2.13)%	(6.13)%	(2.75)%	(3.88)%	(2.58)%	17.21%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%A	2.11%	2.11%	2.10%	2.09%	2.14%
Expenses net of fee waivers, if any	2.12%A	2.11%	2.11%	2.10%	2.09%	2.14%
Expenses net of all reductions	2.12%A	2.11%	2.10%	2.09%	2.08%	2.13%
Net investment income (loss)	.52% A	.29%	.36%	.03%	(.07)%	.58% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,492	$ 17,659	$ 23,830	$ 31,865	$ 37,185	$ 14,338
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share. LTotal distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 14.24	$ 14.66	$ 15.21	$ 15.66	$ 13.31
Income from Investment Operations
Net investment income (loss) D	.10	.19	.19	.15	.16	.23G
Net realized and unrealized gain (loss)	(.33)	(.92)	(.45)	(.60)	(.39)	2.21
Total from investment operations	(.23)	(.73)	(.26)	(.45)	(.23)	2.44
Distributions from net investment income	(.18)	(.19)	(.16)	(.08)	(.16)	(.01)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.08)
Total distributions	(.20) K	(.20)	(.16)	(.10) J	(.22)	(.09)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 13.31	$ 14.24	$ 14.66	$ 15.21	$ 15.66
Total ReturnB, C	(1.68)%	(5.16)%	(1.75)%	(2.96)%	(1.59)%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	1.13%A	1.11%	1.11%	1.10%	1.08%	1.10%
Expenses net of fee waivers, if any	1.13%A	1.11%	1.11%	1.10%	1.08%	1.10%
Expenses net of all reductions	1.13%A	1.11%	1.09%	1.09%	1.07%	1.09%
Net investment income (loss)	1.51% A	1.29%	1.37%	1.04%	.95%	1.62% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,563	$ 223,084	$ 273,476	$ 387,242	$ 531,224	$ 310,186
Portfolio turnover rateF	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share. KTotal distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 14.24	$ 14.67	$ 15.22	$ 15.66	$ 13.31
Income from Investment Operations
Net investment income (loss) D	.10	.19	.20	.16	.16	.23G
Net realized and unrealized gain (loss)	(.32)	(.92)	(.45)	(.60)	(.38)	2.21
Total from investment operations	(.22)	(.73)	(.25)	(.44)	(.22)	2.44
Distributions from net investment income	(.19)	(.19)	(.18)	(.09)	(.16)	(.01)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.08)
Total distributions	(.21) K	(.20)	(.18)	(.11) J	(.22)	(.09)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 13.31	$ 14.24	$ 14.67	$ 15.22	$ 15.66
Total ReturnB, C	(1.61)%	(5.16)%	(1.71)%	(2.90)%	(1.50)%	18.39%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11%A	1.06%	1.04%	1.04%	1.03%	1.09%
Expenses net of fee waivers, if any	1.11%A	1.06%	1.04%	1.04%	1.03%	1.09%
Expenses net of all reductions	1.10%A	1.06%	1.03%	1.03%	1.03%	1.07%
Net investment income (loss)	1.53% A	1.34%	1.43%	1.10%	.99%	1.64% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,916	$ 23,840	$ 31,613	$ 50,540	$ 58,925	$ 35,739
Portfolio turnover rateF	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share. KTotal distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,636,318
Gross unrealized depreciation	(84,887,209)
Net unrealized appreciation (depreciation) on securities	$ (71,250,891)

Tax cost	$ 382,487,276

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (6,952,413)
No expiration
Short-term	(14,785,479)
Long-term	(19,776,286)
Total no expiration	(34,561,765)
Total capital loss carryforward	$ (41,514,178)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $108,092,236 and $125,934,064, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 57,087	$ 980
Class T	.25%	.25%	22,881	266
Class B	.75%	.25%	7,003	5,275
Class C	.75%	.25%	79,797	8,954
			$ 166,768	$ 15,475

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,065
Class T	1,256
Class B*	1,475
Class C*	626
$ 13,422

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 58,082.25
Class T	13,761.30
Class B	2,057.29
Class C	22,547.28
Global Commodity Stock	307,925.29
Institutional Class	31,697.27
	$ 436,069

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,354 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $247 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of

Semiannual Report

7. Security Lending - continued

Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,018, including $8 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $802 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Global Commodity Stock expenses during the period in the amount of $731.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 520,699	$ 708,856
Class T	72,766	98,770
Class B	1,871	4,646
Class C	32,755	54,810
Global Commodity Stock	2,937,401	3,531,196
Institutional Class	333,382	366,972
Total	$ 3,898,874	$ 4,765,250
From net realized gain
Class A	$ 97,397	$ 63,118
Class T	19,110	11,363
Class B	3,040	2,083
Class C	34,065	21,591
Global Commodity Stock	429,058	244,178
Institutional Class	46,602	25,376
Total	$ 629,272	$ 367,709

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	257,962	686,605	$ 3,235,091	$ 9,882,029
Reinvestment of distributions	46,881	49,529	594,452	677,563
Shares redeemed	(772,711)	(1,874,574)	(9,719,523)	(26,738,279)
Net increase (decrease)	(467,868)	(1,138,440)	$ (5,889,980)	$ (16,178,687)
Class T
Shares sold	49,698	67,497	$ 628,601	$ 970,700
Reinvestment of distributions	7,092	7,867	89,851	107,538
Shares redeemed	(92,686)	(216,700)	(1,175,871)	(3,112,471)
Net increase (decrease)	(35,896)	(141,336)	$ (457,419)	$ (2,034,233)
Class B
Shares sold	421	2,197	$ 5,471	$ 29,999
Reinvestment of distributions	371	453	4,698	6,179
Shares redeemed	(18,316)	(46,232)	(228,721)	(649,491)
Net increase (decrease)	(17,524)	(43,582)	$ (218,552)	$ (613,313)
Class C
Shares sold	110,961	167,515	$ 1,381,868	$ 2,371,848
Reinvestment of distributions	4,962	4,980	62,526	67,632
Shares redeemed	(251,209)	(527,630)	(3,147,909)	(7,391,284)
Net increase (decrease)	(135,286)	(355,135)	$ (1,703,515)	$ (4,951,804)
Global Commodity Stock
Shares sold	1,971,909	3,796,689	$ 24,406,878	$ 54,637,922
Reinvestment of distributions	238,065	246,397	3,023,431	3,378,098
Shares redeemed	(3,017,252)	(6,485,397)	(37,884,940)	(92,819,253)
Net increase (decrease)	(807,278)	(2,442,311)	$ (10,454,631)	$ (34,803,233)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	478,938	912,359	$ 6,048,533	$ 13,219,634
Reinvestment of distributions	24,972	20,652	316,895	283,141
Shares redeemed	(360,498)	(1,362,707)	(4,522,778)	(19,411,369)
Net increase (decrease)	143,412	(429,696)	$ 1,842,650	$ (5,908,594)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGCSI-USAN-0615
1.879391.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Commodity Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global Commodity
Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.34%
Actual		$ 1,000.00	$ 982.40	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.64%
Actual		$ 1,000.00	$ 980.80	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class B	2.14%
Actual		$ 1,000.00	$ 978.10	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.12%
Actual		$ 1,000.00	$ 978.70	$ 10.40
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Global Commodity Stock	1.13%
Actual		$ 1,000.00	$ 983.20	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Institutional Class	1.11%
Actual		$ 1,000.00	$ 983.90	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	7.7	7.4
BHP Billiton PLC	5.4	6.0
Potash Corp. of Saskatchewan, Inc.	5.3	6.1
Agrium, Inc.	4.3	2.1
CF Industries Holdings, Inc.	4.3	2.9
Rio Tinto PLC	3.7	3.3
Chevron Corp.	3.4	3.3
Syngenta AG (Switzerland)	3.3	3.6
The Mosaic Co.	2.7	2.3
BP PLC	2.2	0.0
	42.3
Top Sectors (% of fund's net assets)
As of April 30, 2015
Agriculture 40.6%
Energy 28.8%
Metals 28.6%
Other 1.7%
Short-Term Investments and Net Other Assets 0.3%

As of October 31, 2014
Agriculture 36.9%
Energy 30.0%
Metals 29.2%
Other 3.3%
Short-Term Investments and Net Other Assets 0.6%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 31.6%
Diversified Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	4,300	$ 314,760
Fertilizers & Agricultural Chemicals - 31.4%
Agrium, Inc.	125,100	12,961,044
CF Industries Holdings, Inc.	45,072	12,956,848
Intrepid Potash, Inc. (a)(d)	253,900	3,181,367
K&S AG	62,100	2,024,426
Monsanto Co.	203,500	23,190,859
Potash Corp. of Saskatchewan, Inc.	488,700	15,959,204
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	112,300	2,452,632
Syngenta AG (Switzerland)	29,834	9,983,346
The Mosaic Co.	182,459	8,028,196
Uralkali OJSC GDR (Reg. S)	20,100	295,629
Yara International ASA	64,500	3,304,818
		94,338,369
Specialty Chemicals - 0.1%
Sika AG (Bearer)	40	137,294
TOTAL CHEMICALS		94,790,423
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
Grasim Industries Ltd.	8,056	502,113
CONTAINERS & PACKAGING - 0.7%
Paper Packaging - 0.7%
MeadWestvaco Corp.	5,600	273,280
Rock-Tenn Co. Class A	29,905	1,883,417
		2,156,697
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	9,100	309,582
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Drilling - 0.2%
Ocean Rig UDW, Inc. (United States)	44,047	330,793
Odfjell Drilling A/S	142,532	126,880
Vantage Drilling Co. (a)	705,782	281,254
		738,927
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	3,996	$ 318,561
Ezion Holdings Ltd.	397,100	361,627
SBM Offshore NV (a)(d)	62,800	810,991
		1,491,179
TOTAL ENERGY EQUIPMENT & SERVICES		2,230,106
FOOD PRODUCTS - 4.1%
Agricultural Products - 4.0%
Archer Daniels Midland Co.	104,800	5,122,624
Bunge Ltd.	45,800	3,955,746
First Resources Ltd.	1,080,200	1,453,111
Golden Agri-Resources Ltd.	2,383,000	756,394
SLC Agricola SA	97,000	561,792
Wilmar International Ltd.	120,900	297,864
		12,147,531
Packaged Foods & Meats - 0.1%
Adecoagro SA (a)	14,900	144,679
TOTAL FOOD PRODUCTS		12,292,210
HOUSEHOLD PRODUCTS - 0.3%
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	31,100	786,674
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	28,600	951,522
MACHINERY - 2.0%
Agricultural & Farm Machinery - 1.9%
AGCO Corp. (d)	24,700	1,272,297
Deere & Co.	50,700	4,589,364
		5,861,661
Construction Machinery & Heavy Trucks - 0.1%
Manitowoc Co., Inc.	14,900	293,977
TOTAL MACHINERY		6,155,638
Common Stocks - continued
	Shares	Value
METALS & MINING - 27.6%
Aluminum - 1.0%
Alcoa, Inc.	179,900	$ 2,414,258
Norsk Hydro ASA	112,500	532,778
		2,947,036
Diversified Metals & Mining - 15.6%
Anglo American PLC (United Kingdom)	202,851	3,436,809
BHP Billiton PLC	673,663	16,192,491
First Quantum Minerals Ltd.	90,624	1,388,091
Freeport-McMoRan, Inc.	149,100	3,469,557
Glencore Xstrata PLC	1,354,865	6,436,384
Grupo Mexico SA de CV Series B	503,411	1,554,005
Ivanhoe Mines Ltd. (a)	709,500	682,155
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(e)	422,500	14,007
MMC Norilsk Nickel OJSC sponsored ADR	30,800	570,108
Rio Tinto PLC	247,787	11,088,743
Sesa Sterlite Ltd.	279,297	918,154
Teck Resources Ltd. Class B (sub. vtg.)	70,700	1,071,780
		46,822,284
Gold - 6.1%
Acacia Mining PLC	11,200	49,672
Agnico Eagle Mines Ltd. (Canada)	31,300	947,431
AngloGold Ashanti Ltd. sponsored ADR (a)	49,300	558,569
Argonaut Gold, Inc. (a)	206,600	347,615
B2Gold Corp. (a)	1,309,180	2,050,850
Barrick Gold Corp.	156,900	2,039,115
Compania de Minas Buenaventura SA sponsored ADR	30,700	343,226
Continental Gold Ltd. (a)	207,300	378,002
Detour Gold Corp. (a)	36,500	385,723
Eldorado Gold Corp.	161,450	804,239
Franco-Nevada Corp.	22,000	1,142,213
Gold Fields Ltd. sponsored ADR	88,200	403,074
Goldcorp, Inc.	131,110	2,467,889
New Gold, Inc. (a)	121,300	407,182
Newcrest Mining Ltd. (a)	92,224	1,033,783
Newmont Mining Corp.	75,400	1,997,346
Premier Gold Mines Ltd. (a)	291,100	593,540
Randgold Resources Ltd. sponsored ADR	16,600	1,264,422
Romarco Minerals, Inc. (a)	1,580,000	595,856
Torex Gold Resources, Inc. (a)	344,700	319,987
Yamana Gold, Inc.	102,300	390,885
		18,520,619
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.5%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,446,400	$ 195,949
Fresnillo PLC	33,700	373,769
Gem Diamonds Ltd.	143,900	307,678
Impala Platinum Holdings Ltd. (a)	60,500	335,652
Tahoe Resources, Inc.	21,753	307,409
		1,520,457
Silver - 0.4%
Silver Wheaton Corp.	61,900	1,221,069
Steel - 4.0%
ArcelorMittal SA Class A unit (d)	149,700	1,600,293
Hyundai Steel Co.	11,523	841,938
JFE Holdings, Inc.	60,100	1,356,749
Nippon Steel & Sumitomo Metal Corp.	1,102,000	2,866,540
Nucor Corp.	37,400	1,827,364
POSCO	11,582	2,715,354
Steel Dynamics, Inc.	7,600	168,188
Tata Steel Ltd.	59,417	336,927
Thyssenkrupp AG	10,900	289,607
		12,002,960
TOTAL METALS & MINING		83,034,425
OIL, GAS & CONSUMABLE FUELS - 27.8%
Coal & Consumable Fuels - 0.9%
Cameco Corp.	21,400	376,385
Cloud Peak Energy, Inc. (a)	48,800	316,712
Coal India Ltd.	44,800	255,732
CONSOL Energy, Inc.	11,300	367,024
Peabody Energy Corp. (d)	264,698	1,252,022
		2,567,875
Integrated Oil & Gas - 12.9%
BP PLC	908,100	6,549,581
Chevron Corp.	91,800	10,195,308
Exxon Mobil Corp.	34,561	3,019,595
Gazprom OAO sponsored ADR	69,900	411,012
Imperial Oil Ltd.	11,800	520,119
LUKOIL Oil Co. sponsored ADR (United Kingdom)	24,900	1,273,772
Royal Dutch Shell PLC Class A (United Kingdom)	99,100	3,124,649
Statoil ASA	92,200	1,954,674
Suncor Energy, Inc.	148,132	4,823,959
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Total SA	101,300	$ 5,485,391
YPF SA Class D sponsored ADR	45,500	1,389,570
		38,747,630
Oil & Gas Exploration & Production - 13.6%
Anadarko Petroleum Corp.	45,600	4,290,960
Apache Corp.	22,100	1,511,640
Cabot Oil & Gas Corp.	82,900	2,803,678
California Resources Corp.	17,500	162,750
Canadian Natural Resources Ltd.	32,700	1,086,567
Chesapeake Energy Corp. (d)	24,600	387,942
Cimarex Energy Co.	18,100	2,251,640
CNOOC Ltd. sponsored ADR (d)	8,800	1,507,000
Cobalt International Energy, Inc. (a)	117,500	1,257,250
Concho Resources, Inc. (a)	4,500	569,970
ConocoPhillips Co.	66,200	4,496,304
Continental Resources, Inc. (a)	5,800	305,254
Devon Energy Corp.	18,700	1,275,527
Encana Corp.	46,800	664,471
Energen Corp.	6,000	427,020
EOG Resources, Inc.	46,700	4,620,965
EQT Corp.	10,500	944,370
Hess Corp.	10,400	799,760
Kosmos Energy Ltd. (a)	69,600	680,688
Marathon Oil Corp.	33,700	1,048,070
Murphy Oil Corp.	8,200	390,402
Newfield Exploration Co. (a)	8,200	321,768
Noble Energy, Inc.	40,600	2,059,232
NOVATEK OAO GDR (Reg. S)	10,400	1,006,984
Oil & Natural Gas Corp. Ltd.	77,295	369,764
Oil Search Ltd. ADR	56,800	363,635
PDC Energy, Inc. (a)	12,300	697,902
Pioneer Natural Resources Co.	3,560	615,097
Range Resources Corp.	8,400	533,904
Santos Ltd.	46,800	307,392
SM Energy Co.	16,000	927,520
Southwestern Energy Co. (a)	21,200	594,236
Tullow Oil PLC	138,200	877,441
Whiting Petroleum Corp. (a)	10,100	382,891
Woodside Petroleum Ltd.	6,700	185,837
		40,725,831
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 0.2%
Tesoro Corp.	3,400	$ 291,822
Valero Energy Corp.	5,200	295,880
		587,702
Oil & Gas Storage & Transport - 0.2%
Columbia Pipeline Partners LP	11,100	300,255
Golar LNG Ltd.	12,569	452,421
		752,676
TOTAL OIL, GAS & CONSUMABLE FUELS		83,381,714
PAPER & FOREST PRODUCTS - 3.2%
Forest Products - 0.4%
West Fraser Timber Co. Ltd.	22,000	1,132,002
Paper Products - 2.8%
Empresas CMPC SA	455,180	1,293,317
International Paper Co.	111,300	5,979,036
Stora Enso Oyj (R Shares) (d)	64,600	679,804
UPM-Kymmene Corp.	31,900	577,217
		8,529,374
TOTAL PAPER & FOREST PRODUCTS		9,661,376
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Weyerhaeuser Co.	14,300	450,593
TOTAL COMMON STOCKS (Cost $357,284,003)		296,703,073
Nonconvertible Preferred Stocks - 1.0%

METALS & MINING - 1.0%
Steel - 1.0%
Gerdau SA sponsored ADR (d)	164,400	552,384
Vale SA (PN-A) sponsored ADR	393,700	2,381,885
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $9,117,207)		2,934,269
Money Market Funds - 3.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c) (Cost $11,599,043)	11,599,043	$ 11,599,043
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $378,000,253)		311,236,385
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(10,795,827)
NET ASSETS - 100%		$ 300,440,558
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,007 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 288
Fidelity Securities Lending Cash Central Fund	61,018
Total	$ 61,306
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 296,703,073	$ 209,406,929	$ 87,296,144	$ -
Nonconvertible Preferred Stocks	2,934,269	2,934,269	-	-
Money Market Funds	11,599,043	11,599,043	-	-
Total Investments in Securities:	$ 311,236,385	$ 223,940,241	$ 87,296,144	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 18,745,707
Level 2 to Level 1	3,248,921
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	43.2%
Canada	18.3%
United Kingdom	13.8%
Switzerland	3.4%
Bailiwick of Jersey	2.5%
Norway	2.0%
Bermuda	1.8%
France	1.8%
Japan	1.4%
Chile	1.2%
Korea (South)	1.2%
Brazil	1.2%
Russia	1.1%
Others (Individually Less Than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,311,539) - See accompanying schedule: Unaffiliated issuers (cost $366,401,210)	$ 299,637,342
Fidelity Central Funds (cost $11,599,043)	11,599,043
Total Investments (cost $378,000,253)		$ 311,236,385
Foreign currency held at value (cost $88,535)		88,535
Receivable for investments sold		3,935,312
Receivable for fund shares sold		199,453
Dividends receivable		1,100,030
Distributions receivable from Fidelity Central Funds		25,785
Prepaid expenses		274
Other receivables		4,659
Total assets		316,590,433

Liabilities
Payable to custodian bank	$ 104,991
Payable for investments purchased	3,523,859
Payable for fund shares redeemed	603,953
Accrued management fee	172,744
Distribution and service plan fees payable	26,511
Other affiliated payables	84,827
Other payables and accrued expenses	33,947
Collateral on securities loaned, at value	11,599,043
Total liabilities		16,149,875

Net Assets		$ 300,440,558
Net Assets consist of:
Paid in capital		$ 420,802,797
Undistributed net investment income		1,812,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,404,089)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(66,771,124)
Net Assets		$ 300,440,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,023,678 ÷ 3,425,257 shares)	$ 12.85

Maximum offering price per share (100/94.25 of $12.85)	$ 13.63
Class T: Net Asset Value and redemption price per share ($9,125,302 ÷ 710,972 shares)	$ 12.83

Maximum offering price per share (100/96.50 of $12.83)	$ 13.30
Class B: Net Asset Value and offering price per share ($1,321,078 ÷ 103,253 shares)A	$ 12.79

Class C: Net Asset Value and offering price per share ($15,492,006 ÷ 1,216,762 shares)A	$ 12.73

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($205,562,829 ÷ 15,954,820 shares)	$ 12.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,915,665 ÷ 1,934,220 shares)	$ 12.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 4,203,810
Interest		3
Income from Fidelity Central Funds		61,306
Income before foreign taxes withheld		4,265,119
Less foreign taxes withheld		(239,548)
Total income		4,025,571

Expenses
Management fee	$ 1,067,675
Transfer agent fees	436,069
Distribution and service plan fees	166,768
Accounting and security lending fees	80,720
Custodian fees and expenses	25,657
Independent trustees' compensation	620
Registration fees	77,490
Audit	27,018
Legal	452
Miscellaneous	643
Total expenses before reductions	1,883,112
Expense reductions	(1,533)	1,881,579
Net investment income (loss)		2,143,992
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,925,917)
Foreign currency transactions	(39,197)
Total net realized gain (loss)		(8,965,114)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,038,735
Assets and liabilities in foreign currencies	10,385
Total change in net unrealized appreciation (depreciation)		1,049,120
Net gain (loss)		(7,915,994)
Net increase (decrease) in net assets resulting from operations		$ (5,772,002)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,143,992	$ 4,495,175
Net realized gain (loss)	(8,965,114)	(3,681,278)
Change in net unrealized appreciation (depreciation)	1,049,120	(18,645,040)
Net increase (decrease) in net assets resulting from operations	(5,772,002)	(17,831,143)
Distributions to shareholders from net investment income	(3,898,874)	(4,765,250)
Distributions to shareholders from net realized gain	(629,272)	(367,709)
Total distributions	(4,528,146)	(5,132,959)
Share transactions - net increase (decrease)	(16,881,447)	(64,489,864)
Redemption fees	2,277	7,328
Total increase (decrease) in net assets	(27,179,318)	(87,446,638)

Net Assets
Beginning of period	327,619,876	415,066,514
End of period (including undistributed net investment income of $1,812,974 and undistributed net investment income of $3,567,856, respectively)	$ 300,440,558	$ 327,619,876

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 14.17	$ 14.59	$ 15.14	$ 15.60	$ 13.29
Income from Investment Operations
Net investment income (loss) E	.08	.15	.16	.11	.12	.19H
Net realized and unrealized gain (loss)	(.31)	(.91)	(.45)	(.59)	(.38)	2.20
Total from investment operations	(.23)	(.76)	(.29)	(.48)	(.26)	2.39
Distributions from net investment income	(.14)	(.15)	(.13)	(.05)	(.13)	- J
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.08)
Total distributions	(.17)	(.16)	(.13)	(.07) L	(.20) K	(.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.85	$ 13.25	$ 14.17	$ 14.59	$ 15.14	$ 15.60
Total ReturnB, C, D	(1.76)%	(5.41)%	(2.00)%	(3.19)%	(1.80)%	18.04%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34%A	1.35%	1.36%	1.34%	1.32%	1.37%
Expenses net of fee waivers, if any	1.34%A	1.35%	1.35%	1.34%	1.32%	1.37%
Expenses net of all reductions	1.34%A	1.35%	1.34%	1.33%	1.31%	1.36%
Net investment income (loss)	1.30% A	1.05%	1.12%	.80%	.71%	1.35% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,024	$ 51,586	$ 71,293	$ 99,694	$ 127,979	$ 60,370
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share. LTotal distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 14.13	$ 14.54	$ 15.08	$ 15.55	$ 13.27
Income from Investment Operations
Net investment income (loss) E	.06	.11	.12	.08	.07	.16H
Net realized and unrealized gain (loss)	(.31)	(.90)	(.45)	(.60)	(.38)	2.19
Total from investment operations	(.25)	(.79)	(.33)	(.52)	(.31)	2.35
Distributions from net investment income	(.10)	(.11)	(.08)	(.01)	(.10)	-
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.07)
Total distributions	(.13)	(.13) K	(.08)	(.02)	(.16)	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 13.21	$ 14.13	$ 14.54	$ 15.08	$ 15.55
Total ReturnB, C, D	(1.92)%	(5.65)%	(2.26)%	(3.43)%	(2.09)%	17.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64%A	1.62%	1.62%	1.61%	1.60%	1.63%
Expenses net of fee waivers, if any	1.64%A	1.62%	1.61%	1.61%	1.60%	1.63%
Expenses net of all reductions	1.64%A	1.62%	1.60%	1.60%	1.59%	1.61%
Net investment income (loss)	1.00% A	.78%	.86%	.53%	.43%	1.10% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,125	$ 9,867	$ 12,551	$ 16,692	$ 20,831	$ 11,762
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 14.01	$ 14.41	$ 15.00	$ 15.46	$ 13.22
Income from Investment Operations
Net investment income (loss) E	.03	.04	.05	-J	(.01)	.08H
Net realized and unrealized gain (loss)	(.32)	(.89)	(.45)	(.59)	(.39)	2.20
Total from investment operations	(.29)	(.85)	(.40)	(.59)	(.40)	2.28
Distributions from net investment income	(.02)	(.03)	- J	-	-	-
Distributions from net realized gain	(.03)	(.01)	-	-	(.06)	(.04)
Total distributions	(.04) K	(.04)	- J	-	(.06)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.79	$ 13.12	$ 14.01	$ 14.41	$ 15.00	$ 15.46
Total ReturnB, C, D	(2.19)%	(6.06)%	(2.75)%	(3.93)%	(2.62)%	17.23%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%A	2.11%	2.11%	2.10%	2.11%	2.16%
Expenses net of fee waivers, if any	2.14%A	2.11%	2.11%	2.10%	2.11%	2.16%
Expenses net of all reductions	2.14%A	2.11%	2.10%	2.10%	2.10%	2.15%
Net investment income (loss)	.50% A	.29%	.36%	.03%	(.09)%	.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,321	$ 1,584	$ 2,303	$ 3,097	$ 4,324	$ 4,348
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.04 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 13.96	$ 14.37	$ 14.95	$ 15.45	$ 13.22
Income from Investment Operations
Net investment income (loss) E	.03	.04	.05	.01	(.01)	.08H
Net realized and unrealized gain (loss)	(.31)	(.89)	(.44)	(.59)	(.38)	2.19
Total from investment operations	(.28)	(.85)	(.39)	(.58)	(.39)	2.27
Distributions from net investment income	(.03)	(.03)	(.02)	-	(.05)	-
Distributions from net realized gain	(.03)	(.01)	-	-	(.06)	(.04)
Total distributions	(.05) L	(.05) K	(.02)	-	(.11)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.73	$ 13.06	$ 13.96	$ 14.37	$ 14.95	$ 15.45
Total ReturnB, C, D	(2.13)%	(6.13)%	(2.75)%	(3.88)%	(2.58)%	17.21%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%A	2.11%	2.11%	2.10%	2.09%	2.14%
Expenses net of fee waivers, if any	2.12%A	2.11%	2.11%	2.10%	2.09%	2.14%
Expenses net of all reductions	2.12%A	2.11%	2.10%	2.09%	2.08%	2.13%
Net investment income (loss)	.52% A	.29%	.36%	.03%	(.07)%	.58% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,492	$ 17,659	$ 23,830	$ 31,865	$ 37,185	$ 14,338
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share. LTotal distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 14.24	$ 14.66	$ 15.21	$ 15.66	$ 13.31
Income from Investment Operations
Net investment income (loss) D	.10	.19	.19	.15	.16	.23G
Net realized and unrealized gain (loss)	(.33)	(.92)	(.45)	(.60)	(.39)	2.21
Total from investment operations	(.23)	(.73)	(.26)	(.45)	(.23)	2.44
Distributions from net investment income	(.18)	(.19)	(.16)	(.08)	(.16)	(.01)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.08)
Total distributions	(.20) K	(.20)	(.16)	(.10) J	(.22)	(.09)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 13.31	$ 14.24	$ 14.66	$ 15.21	$ 15.66
Total ReturnB, C	(1.68)%	(5.16)%	(1.75)%	(2.96)%	(1.59)%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	1.13%A	1.11%	1.11%	1.10%	1.08%	1.10%
Expenses net of fee waivers, if any	1.13%A	1.11%	1.11%	1.10%	1.08%	1.10%
Expenses net of all reductions	1.13%A	1.11%	1.09%	1.09%	1.07%	1.09%
Net investment income (loss)	1.51% A	1.29%	1.37%	1.04%	.95%	1.62% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,563	$ 223,084	$ 273,476	$ 387,242	$ 531,224	$ 310,186
Portfolio turnover rateF	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share. KTotal distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 14.24	$ 14.67	$ 15.22	$ 15.66	$ 13.31
Income from Investment Operations
Net investment income (loss) D	.10	.19	.20	.16	.16	.23G
Net realized and unrealized gain (loss)	(.32)	(.92)	(.45)	(.60)	(.38)	2.21
Total from investment operations	(.22)	(.73)	(.25)	(.44)	(.22)	2.44
Distributions from net investment income	(.19)	(.19)	(.18)	(.09)	(.16)	(.01)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.08)
Total distributions	(.21) K	(.20)	(.18)	(.11) J	(.22)	(.09)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 13.31	$ 14.24	$ 14.67	$ 15.22	$ 15.66
Total ReturnB, C	(1.61)%	(5.16)%	(1.71)%	(2.90)%	(1.50)%	18.39%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11%A	1.06%	1.04%	1.04%	1.03%	1.09%
Expenses net of fee waivers, if any	1.11%A	1.06%	1.04%	1.04%	1.03%	1.09%
Expenses net of all reductions	1.10%A	1.06%	1.03%	1.03%	1.03%	1.07%
Net investment income (loss)	1.53% A	1.34%	1.43%	1.10%	.99%	1.64% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,916	$ 23,840	$ 31,613	$ 50,540	$ 58,925	$ 35,739
Portfolio turnover rateF	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share. KTotal distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

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3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,636,318
Gross unrealized depreciation	(84,887,209)
Net unrealized appreciation (depreciation) on securities	$ (71,250,891)

Tax cost	$ 382,487,276

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (6,952,413)
No expiration
Short-term	(14,785,479)
Long-term	(19,776,286)
Total no expiration	(34,561,765)
Total capital loss carryforward	$ (41,514,178)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $108,092,236 and $125,934,064, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 57,087	$ 980
Class T	.25%	.25%	22,881	266
Class B	.75%	.25%	7,003	5,275
Class C	.75%	.25%	79,797	8,954
			$ 166,768	$ 15,475

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5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,065
Class T	1,256
Class B*	1,475
Class C*	626
$ 13,422

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 58,082.25
Class T	13,761.30
Class B	2,057.29
Class C	22,547.28
Global Commodity Stock	307,925.29
Institutional Class	31,697.27
	$ 436,069

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,354 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $247 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of

Semiannual Report

7. Security Lending - continued

Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,018, including $8 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $802 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Global Commodity Stock expenses during the period in the amount of $731.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 520,699	$ 708,856
Class T	72,766	98,770
Class B	1,871	4,646
Class C	32,755	54,810
Global Commodity Stock	2,937,401	3,531,196
Institutional Class	333,382	366,972
Total	$ 3,898,874	$ 4,765,250
From net realized gain
Class A	$ 97,397	$ 63,118
Class T	19,110	11,363
Class B	3,040	2,083
Class C	34,065	21,591
Global Commodity Stock	429,058	244,178
Institutional Class	46,602	25,376
Total	$ 629,272	$ 367,709

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	257,962	686,605	$ 3,235,091	$ 9,882,029
Reinvestment of distributions	46,881	49,529	594,452	677,563
Shares redeemed	(772,711)	(1,874,574)	(9,719,523)	(26,738,279)
Net increase (decrease)	(467,868)	(1,138,440)	$ (5,889,980)	$ (16,178,687)
Class T
Shares sold	49,698	67,497	$ 628,601	$ 970,700
Reinvestment of distributions	7,092	7,867	89,851	107,538
Shares redeemed	(92,686)	(216,700)	(1,175,871)	(3,112,471)
Net increase (decrease)	(35,896)	(141,336)	$ (457,419)	$ (2,034,233)
Class B
Shares sold	421	2,197	$ 5,471	$ 29,999
Reinvestment of distributions	371	453	4,698	6,179
Shares redeemed	(18,316)	(46,232)	(228,721)	(649,491)
Net increase (decrease)	(17,524)	(43,582)	$ (218,552)	$ (613,313)
Class C
Shares sold	110,961	167,515	$ 1,381,868	$ 2,371,848
Reinvestment of distributions	4,962	4,980	62,526	67,632
Shares redeemed	(251,209)	(527,630)	(3,147,909)	(7,391,284)
Net increase (decrease)	(135,286)	(355,135)	$ (1,703,515)	$ (4,951,804)
Global Commodity Stock
Shares sold	1,971,909	3,796,689	$ 24,406,878	$ 54,637,922
Reinvestment of distributions	238,065	246,397	3,023,431	3,378,098
Shares redeemed	(3,017,252)	(6,485,397)	(37,884,940)	(92,819,253)
Net increase (decrease)	(807,278)	(2,442,311)	$ (10,454,631)	$ (34,803,233)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	478,938	912,359	$ 6,048,533	$ 13,219,634
Reinvestment of distributions	24,972	20,652	316,895	283,141
Shares redeemed	(360,498)	(1,362,707)	(4,522,778)	(19,411,369)
Net increase (decrease)	143,412	(429,696)	$ 1,842,650	$ (5,908,594)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGCS-USAN-0615
1.879398.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®
Global Commodity Stock
Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.34%
Actual		$ 1,000.00	$ 982.40	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class T	1.64%
Actual		$ 1,000.00	$ 980.80	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class B	2.14%
Actual		$ 1,000.00	$ 978.10	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.12%
Actual		$ 1,000.00	$ 978.70	$ 10.40
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Global Commodity Stock	1.13%
Actual		$ 1,000.00	$ 983.20	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Institutional Class	1.11%
Actual		$ 1,000.00	$ 983.90	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	7.7	7.4
BHP Billiton PLC	5.4	6.0
Potash Corp. of Saskatchewan, Inc.	5.3	6.1
Agrium, Inc.	4.3	2.1
CF Industries Holdings, Inc.	4.3	2.9
Rio Tinto PLC	3.7	3.3
Chevron Corp.	3.4	3.3
Syngenta AG (Switzerland)	3.3	3.6
The Mosaic Co.	2.7	2.3
BP PLC	2.2	0.0
	42.3
Top Sectors (% of fund's net assets)
As of April 30, 2015
Agriculture 40.6%
Energy 28.8%
Metals 28.6%
Other 1.7%
Short-Term Investments and Net Other Assets 0.3%

As of October 31, 2014
Agriculture 36.9%
Energy 30.0%
Metals 29.2%
Other 3.3%
Short-Term Investments and Net Other Assets 0.6%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 31.6%
Diversified Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	4,300	$ 314,760
Fertilizers & Agricultural Chemicals - 31.4%
Agrium, Inc.	125,100	12,961,044
CF Industries Holdings, Inc.	45,072	12,956,848
Intrepid Potash, Inc. (a)(d)	253,900	3,181,367
K&S AG	62,100	2,024,426
Monsanto Co.	203,500	23,190,859
Potash Corp. of Saskatchewan, Inc.	488,700	15,959,204
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	112,300	2,452,632
Syngenta AG (Switzerland)	29,834	9,983,346
The Mosaic Co.	182,459	8,028,196
Uralkali OJSC GDR (Reg. S)	20,100	295,629
Yara International ASA	64,500	3,304,818
		94,338,369
Specialty Chemicals - 0.1%
Sika AG (Bearer)	40	137,294
TOTAL CHEMICALS		94,790,423
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
Grasim Industries Ltd.	8,056	502,113
CONTAINERS & PACKAGING - 0.7%
Paper Packaging - 0.7%
MeadWestvaco Corp.	5,600	273,280
Rock-Tenn Co. Class A	29,905	1,883,417
		2,156,697
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	9,100	309,582
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Drilling - 0.2%
Ocean Rig UDW, Inc. (United States)	44,047	330,793
Odfjell Drilling A/S	142,532	126,880
Vantage Drilling Co. (a)	705,782	281,254
		738,927
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	3,996	$ 318,561
Ezion Holdings Ltd.	397,100	361,627
SBM Offshore NV (a)(d)	62,800	810,991
		1,491,179
TOTAL ENERGY EQUIPMENT & SERVICES		2,230,106
FOOD PRODUCTS - 4.1%
Agricultural Products - 4.0%
Archer Daniels Midland Co.	104,800	5,122,624
Bunge Ltd.	45,800	3,955,746
First Resources Ltd.	1,080,200	1,453,111
Golden Agri-Resources Ltd.	2,383,000	756,394
SLC Agricola SA	97,000	561,792
Wilmar International Ltd.	120,900	297,864
		12,147,531
Packaged Foods & Meats - 0.1%
Adecoagro SA (a)	14,900	144,679
TOTAL FOOD PRODUCTS		12,292,210
HOUSEHOLD PRODUCTS - 0.3%
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	31,100	786,674
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	28,600	951,522
MACHINERY - 2.0%
Agricultural & Farm Machinery - 1.9%
AGCO Corp. (d)	24,700	1,272,297
Deere & Co.	50,700	4,589,364
		5,861,661
Construction Machinery & Heavy Trucks - 0.1%
Manitowoc Co., Inc.	14,900	293,977
TOTAL MACHINERY		6,155,638
Common Stocks - continued
	Shares	Value
METALS & MINING - 27.6%
Aluminum - 1.0%
Alcoa, Inc.	179,900	$ 2,414,258
Norsk Hydro ASA	112,500	532,778
		2,947,036
Diversified Metals & Mining - 15.6%
Anglo American PLC (United Kingdom)	202,851	3,436,809
BHP Billiton PLC	673,663	16,192,491
First Quantum Minerals Ltd.	90,624	1,388,091
Freeport-McMoRan, Inc.	149,100	3,469,557
Glencore Xstrata PLC	1,354,865	6,436,384
Grupo Mexico SA de CV Series B	503,411	1,554,005
Ivanhoe Mines Ltd. (a)	709,500	682,155
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(e)	422,500	14,007
MMC Norilsk Nickel OJSC sponsored ADR	30,800	570,108
Rio Tinto PLC	247,787	11,088,743
Sesa Sterlite Ltd.	279,297	918,154
Teck Resources Ltd. Class B (sub. vtg.)	70,700	1,071,780
		46,822,284
Gold - 6.1%
Acacia Mining PLC	11,200	49,672
Agnico Eagle Mines Ltd. (Canada)	31,300	947,431
AngloGold Ashanti Ltd. sponsored ADR (a)	49,300	558,569
Argonaut Gold, Inc. (a)	206,600	347,615
B2Gold Corp. (a)	1,309,180	2,050,850
Barrick Gold Corp.	156,900	2,039,115
Compania de Minas Buenaventura SA sponsored ADR	30,700	343,226
Continental Gold Ltd. (a)	207,300	378,002
Detour Gold Corp. (a)	36,500	385,723
Eldorado Gold Corp.	161,450	804,239
Franco-Nevada Corp.	22,000	1,142,213
Gold Fields Ltd. sponsored ADR	88,200	403,074
Goldcorp, Inc.	131,110	2,467,889
New Gold, Inc. (a)	121,300	407,182
Newcrest Mining Ltd. (a)	92,224	1,033,783
Newmont Mining Corp.	75,400	1,997,346
Premier Gold Mines Ltd. (a)	291,100	593,540
Randgold Resources Ltd. sponsored ADR	16,600	1,264,422
Romarco Minerals, Inc. (a)	1,580,000	595,856
Torex Gold Resources, Inc. (a)	344,700	319,987
Yamana Gold, Inc.	102,300	390,885
		18,520,619
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.5%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,446,400	$ 195,949
Fresnillo PLC	33,700	373,769
Gem Diamonds Ltd.	143,900	307,678
Impala Platinum Holdings Ltd. (a)	60,500	335,652
Tahoe Resources, Inc.	21,753	307,409
		1,520,457
Silver - 0.4%
Silver Wheaton Corp.	61,900	1,221,069
Steel - 4.0%
ArcelorMittal SA Class A unit (d)	149,700	1,600,293
Hyundai Steel Co.	11,523	841,938
JFE Holdings, Inc.	60,100	1,356,749
Nippon Steel & Sumitomo Metal Corp.	1,102,000	2,866,540
Nucor Corp.	37,400	1,827,364
POSCO	11,582	2,715,354
Steel Dynamics, Inc.	7,600	168,188
Tata Steel Ltd.	59,417	336,927
Thyssenkrupp AG	10,900	289,607
		12,002,960
TOTAL METALS & MINING		83,034,425
OIL, GAS & CONSUMABLE FUELS - 27.8%
Coal & Consumable Fuels - 0.9%
Cameco Corp.	21,400	376,385
Cloud Peak Energy, Inc. (a)	48,800	316,712
Coal India Ltd.	44,800	255,732
CONSOL Energy, Inc.	11,300	367,024
Peabody Energy Corp. (d)	264,698	1,252,022
		2,567,875
Integrated Oil & Gas - 12.9%
BP PLC	908,100	6,549,581
Chevron Corp.	91,800	10,195,308
Exxon Mobil Corp.	34,561	3,019,595
Gazprom OAO sponsored ADR	69,900	411,012
Imperial Oil Ltd.	11,800	520,119
LUKOIL Oil Co. sponsored ADR (United Kingdom)	24,900	1,273,772
Royal Dutch Shell PLC Class A (United Kingdom)	99,100	3,124,649
Statoil ASA	92,200	1,954,674
Suncor Energy, Inc.	148,132	4,823,959
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Total SA	101,300	$ 5,485,391
YPF SA Class D sponsored ADR	45,500	1,389,570
		38,747,630
Oil & Gas Exploration & Production - 13.6%
Anadarko Petroleum Corp.	45,600	4,290,960
Apache Corp.	22,100	1,511,640
Cabot Oil & Gas Corp.	82,900	2,803,678
California Resources Corp.	17,500	162,750
Canadian Natural Resources Ltd.	32,700	1,086,567
Chesapeake Energy Corp. (d)	24,600	387,942
Cimarex Energy Co.	18,100	2,251,640
CNOOC Ltd. sponsored ADR (d)	8,800	1,507,000
Cobalt International Energy, Inc. (a)	117,500	1,257,250
Concho Resources, Inc. (a)	4,500	569,970
ConocoPhillips Co.	66,200	4,496,304
Continental Resources, Inc. (a)	5,800	305,254
Devon Energy Corp.	18,700	1,275,527
Encana Corp.	46,800	664,471
Energen Corp.	6,000	427,020
EOG Resources, Inc.	46,700	4,620,965
EQT Corp.	10,500	944,370
Hess Corp.	10,400	799,760
Kosmos Energy Ltd. (a)	69,600	680,688
Marathon Oil Corp.	33,700	1,048,070
Murphy Oil Corp.	8,200	390,402
Newfield Exploration Co. (a)	8,200	321,768
Noble Energy, Inc.	40,600	2,059,232
NOVATEK OAO GDR (Reg. S)	10,400	1,006,984
Oil & Natural Gas Corp. Ltd.	77,295	369,764
Oil Search Ltd. ADR	56,800	363,635
PDC Energy, Inc. (a)	12,300	697,902
Pioneer Natural Resources Co.	3,560	615,097
Range Resources Corp.	8,400	533,904
Santos Ltd.	46,800	307,392
SM Energy Co.	16,000	927,520
Southwestern Energy Co. (a)	21,200	594,236
Tullow Oil PLC	138,200	877,441
Whiting Petroleum Corp. (a)	10,100	382,891
Woodside Petroleum Ltd.	6,700	185,837
		40,725,831
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 0.2%
Tesoro Corp.	3,400	$ 291,822
Valero Energy Corp.	5,200	295,880
		587,702
Oil & Gas Storage & Transport - 0.2%
Columbia Pipeline Partners LP	11,100	300,255
Golar LNG Ltd.	12,569	452,421
		752,676
TOTAL OIL, GAS & CONSUMABLE FUELS		83,381,714
PAPER & FOREST PRODUCTS - 3.2%
Forest Products - 0.4%
West Fraser Timber Co. Ltd.	22,000	1,132,002
Paper Products - 2.8%
Empresas CMPC SA	455,180	1,293,317
International Paper Co.	111,300	5,979,036
Stora Enso Oyj (R Shares) (d)	64,600	679,804
UPM-Kymmene Corp.	31,900	577,217
		8,529,374
TOTAL PAPER & FOREST PRODUCTS		9,661,376
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Weyerhaeuser Co.	14,300	450,593
TOTAL COMMON STOCKS (Cost $357,284,003)		296,703,073
Nonconvertible Preferred Stocks - 1.0%

METALS & MINING - 1.0%
Steel - 1.0%
Gerdau SA sponsored ADR (d)	164,400	552,384
Vale SA (PN-A) sponsored ADR	393,700	2,381,885
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $9,117,207)		2,934,269
Money Market Funds - 3.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c) (Cost $11,599,043)	11,599,043	$ 11,599,043
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $378,000,253)		311,236,385
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(10,795,827)
NET ASSETS - 100%		$ 300,440,558
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,007 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 288
Fidelity Securities Lending Cash Central Fund	61,018
Total	$ 61,306
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 296,703,073	$ 209,406,929	$ 87,296,144	$ -
Nonconvertible Preferred Stocks	2,934,269	2,934,269	-	-
Money Market Funds	11,599,043	11,599,043	-	-
Total Investments in Securities:	$ 311,236,385	$ 223,940,241	$ 87,296,144	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 18,745,707
Level 2 to Level 1	3,248,921
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	43.2%
Canada	18.3%
United Kingdom	13.8%
Switzerland	3.4%
Bailiwick of Jersey	2.5%
Norway	2.0%
Bermuda	1.8%
France	1.8%
Japan	1.4%
Chile	1.2%
Korea (South)	1.2%
Brazil	1.2%
Russia	1.1%
Others (Individually Less Than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,311,539) - See accompanying schedule: Unaffiliated issuers (cost $366,401,210)	$ 299,637,342
Fidelity Central Funds (cost $11,599,043)	11,599,043
Total Investments (cost $378,000,253)		$ 311,236,385
Foreign currency held at value (cost $88,535)		88,535
Receivable for investments sold		3,935,312
Receivable for fund shares sold		199,453
Dividends receivable		1,100,030
Distributions receivable from Fidelity Central Funds		25,785
Prepaid expenses		274
Other receivables		4,659
Total assets		316,590,433

Liabilities
Payable to custodian bank	$ 104,991
Payable for investments purchased	3,523,859
Payable for fund shares redeemed	603,953
Accrued management fee	172,744
Distribution and service plan fees payable	26,511
Other affiliated payables	84,827
Other payables and accrued expenses	33,947
Collateral on securities loaned, at value	11,599,043
Total liabilities		16,149,875

Net Assets		$ 300,440,558
Net Assets consist of:
Paid in capital		$ 420,802,797
Undistributed net investment income		1,812,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,404,089)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(66,771,124)
Net Assets		$ 300,440,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,023,678 ÷ 3,425,257 shares)	$ 12.85

Maximum offering price per share (100/94.25 of $12.85)	$ 13.63
Class T: Net Asset Value and redemption price per share ($9,125,302 ÷ 710,972 shares)	$ 12.83

Maximum offering price per share (100/96.50 of $12.83)	$ 13.30
Class B: Net Asset Value and offering price per share ($1,321,078 ÷ 103,253 shares)A	$ 12.79

Class C: Net Asset Value and offering price per share ($15,492,006 ÷ 1,216,762 shares)A	$ 12.73

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($205,562,829 ÷ 15,954,820 shares)	$ 12.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,915,665 ÷ 1,934,220 shares)	$ 12.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 4,203,810
Interest		3
Income from Fidelity Central Funds		61,306
Income before foreign taxes withheld		4,265,119
Less foreign taxes withheld		(239,548)
Total income		4,025,571

Expenses
Management fee	$ 1,067,675
Transfer agent fees	436,069
Distribution and service plan fees	166,768
Accounting and security lending fees	80,720
Custodian fees and expenses	25,657
Independent trustees' compensation	620
Registration fees	77,490
Audit	27,018
Legal	452
Miscellaneous	643
Total expenses before reductions	1,883,112
Expense reductions	(1,533)	1,881,579
Net investment income (loss)		2,143,992
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,925,917)
Foreign currency transactions	(39,197)
Total net realized gain (loss)		(8,965,114)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,038,735
Assets and liabilities in foreign currencies	10,385
Total change in net unrealized appreciation (depreciation)		1,049,120
Net gain (loss)		(7,915,994)
Net increase (decrease) in net assets resulting from operations		$ (5,772,002)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,143,992	$ 4,495,175
Net realized gain (loss)	(8,965,114)	(3,681,278)
Change in net unrealized appreciation (depreciation)	1,049,120	(18,645,040)
Net increase (decrease) in net assets resulting from operations	(5,772,002)	(17,831,143)
Distributions to shareholders from net investment income	(3,898,874)	(4,765,250)
Distributions to shareholders from net realized gain	(629,272)	(367,709)
Total distributions	(4,528,146)	(5,132,959)
Share transactions - net increase (decrease)	(16,881,447)	(64,489,864)
Redemption fees	2,277	7,328
Total increase (decrease) in net assets	(27,179,318)	(87,446,638)

Net Assets
Beginning of period	327,619,876	415,066,514
End of period (including undistributed net investment income of $1,812,974 and undistributed net investment income of $3,567,856, respectively)	$ 300,440,558	$ 327,619,876

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 14.17	$ 14.59	$ 15.14	$ 15.60	$ 13.29
Income from Investment Operations
Net investment income (loss) E	.08	.15	.16	.11	.12	.19H
Net realized and unrealized gain (loss)	(.31)	(.91)	(.45)	(.59)	(.38)	2.20
Total from investment operations	(.23)	(.76)	(.29)	(.48)	(.26)	2.39
Distributions from net investment income	(.14)	(.15)	(.13)	(.05)	(.13)	- J
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.08)
Total distributions	(.17)	(.16)	(.13)	(.07) L	(.20) K	(.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.85	$ 13.25	$ 14.17	$ 14.59	$ 15.14	$ 15.60
Total ReturnB, C, D	(1.76)%	(5.41)%	(2.00)%	(3.19)%	(1.80)%	18.04%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34%A	1.35%	1.36%	1.34%	1.32%	1.37%
Expenses net of fee waivers, if any	1.34%A	1.35%	1.35%	1.34%	1.32%	1.37%
Expenses net of all reductions	1.34%A	1.35%	1.34%	1.33%	1.31%	1.36%
Net investment income (loss)	1.30% A	1.05%	1.12%	.80%	.71%	1.35% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,024	$ 51,586	$ 71,293	$ 99,694	$ 127,979	$ 60,370
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share. LTotal distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 14.13	$ 14.54	$ 15.08	$ 15.55	$ 13.27
Income from Investment Operations
Net investment income (loss) E	.06	.11	.12	.08	.07	.16H
Net realized and unrealized gain (loss)	(.31)	(.90)	(.45)	(.60)	(.38)	2.19
Total from investment operations	(.25)	(.79)	(.33)	(.52)	(.31)	2.35
Distributions from net investment income	(.10)	(.11)	(.08)	(.01)	(.10)	-
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.07)
Total distributions	(.13)	(.13) K	(.08)	(.02)	(.16)	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 13.21	$ 14.13	$ 14.54	$ 15.08	$ 15.55
Total ReturnB, C, D	(1.92)%	(5.65)%	(2.26)%	(3.43)%	(2.09)%	17.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64%A	1.62%	1.62%	1.61%	1.60%	1.63%
Expenses net of fee waivers, if any	1.64%A	1.62%	1.61%	1.61%	1.60%	1.63%
Expenses net of all reductions	1.64%A	1.62%	1.60%	1.60%	1.59%	1.61%
Net investment income (loss)	1.00% A	.78%	.86%	.53%	.43%	1.10% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,125	$ 9,867	$ 12,551	$ 16,692	$ 20,831	$ 11,762
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 14.01	$ 14.41	$ 15.00	$ 15.46	$ 13.22
Income from Investment Operations
Net investment income (loss) E	.03	.04	.05	-J	(.01)	.08H
Net realized and unrealized gain (loss)	(.32)	(.89)	(.45)	(.59)	(.39)	2.20
Total from investment operations	(.29)	(.85)	(.40)	(.59)	(.40)	2.28
Distributions from net investment income	(.02)	(.03)	- J	-	-	-
Distributions from net realized gain	(.03)	(.01)	-	-	(.06)	(.04)
Total distributions	(.04) K	(.04)	- J	-	(.06)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.79	$ 13.12	$ 14.01	$ 14.41	$ 15.00	$ 15.46
Total ReturnB, C, D	(2.19)%	(6.06)%	(2.75)%	(3.93)%	(2.62)%	17.23%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%A	2.11%	2.11%	2.10%	2.11%	2.16%
Expenses net of fee waivers, if any	2.14%A	2.11%	2.11%	2.10%	2.11%	2.16%
Expenses net of all reductions	2.14%A	2.11%	2.10%	2.10%	2.10%	2.15%
Net investment income (loss)	.50% A	.29%	.36%	.03%	(.09)%	.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,321	$ 1,584	$ 2,303	$ 3,097	$ 4,324	$ 4,348
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.04 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 13.96	$ 14.37	$ 14.95	$ 15.45	$ 13.22
Income from Investment Operations
Net investment income (loss) E	.03	.04	.05	.01	(.01)	.08H
Net realized and unrealized gain (loss)	(.31)	(.89)	(.44)	(.59)	(.38)	2.19
Total from investment operations	(.28)	(.85)	(.39)	(.58)	(.39)	2.27
Distributions from net investment income	(.03)	(.03)	(.02)	-	(.05)	-
Distributions from net realized gain	(.03)	(.01)	-	-	(.06)	(.04)
Total distributions	(.05) L	(.05) K	(.02)	-	(.11)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.73	$ 13.06	$ 13.96	$ 14.37	$ 14.95	$ 15.45
Total ReturnB, C, D	(2.13)%	(6.13)%	(2.75)%	(3.88)%	(2.58)%	17.21%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%A	2.11%	2.11%	2.10%	2.09%	2.14%
Expenses net of fee waivers, if any	2.12%A	2.11%	2.11%	2.10%	2.09%	2.14%
Expenses net of all reductions	2.12%A	2.11%	2.10%	2.09%	2.08%	2.13%
Net investment income (loss)	.52% A	.29%	.36%	.03%	(.07)%	.58% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,492	$ 17,659	$ 23,830	$ 31,865	$ 37,185	$ 14,338
Portfolio turnover rateG	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share. LTotal distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 14.24	$ 14.66	$ 15.21	$ 15.66	$ 13.31
Income from Investment Operations
Net investment income (loss) D	.10	.19	.19	.15	.16	.23G
Net realized and unrealized gain (loss)	(.33)	(.92)	(.45)	(.60)	(.39)	2.21
Total from investment operations	(.23)	(.73)	(.26)	(.45)	(.23)	2.44
Distributions from net investment income	(.18)	(.19)	(.16)	(.08)	(.16)	(.01)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.08)
Total distributions	(.20) K	(.20)	(.16)	(.10) J	(.22)	(.09)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 13.31	$ 14.24	$ 14.66	$ 15.21	$ 15.66
Total ReturnB, C	(1.68)%	(5.16)%	(1.75)%	(2.96)%	(1.59)%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	1.13%A	1.11%	1.11%	1.10%	1.08%	1.10%
Expenses net of fee waivers, if any	1.13%A	1.11%	1.11%	1.10%	1.08%	1.10%
Expenses net of all reductions	1.13%A	1.11%	1.09%	1.09%	1.07%	1.09%
Net investment income (loss)	1.51% A	1.29%	1.37%	1.04%	.95%	1.62% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,563	$ 223,084	$ 273,476	$ 387,242	$ 531,224	$ 310,186
Portfolio turnover rateF	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share. KTotal distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 14.24	$ 14.67	$ 15.22	$ 15.66	$ 13.31
Income from Investment Operations
Net investment income (loss) D	.10	.19	.20	.16	.16	.23G
Net realized and unrealized gain (loss)	(.32)	(.92)	(.45)	(.60)	(.38)	2.21
Total from investment operations	(.22)	(.73)	(.25)	(.44)	(.22)	2.44
Distributions from net investment income	(.19)	(.19)	(.18)	(.09)	(.16)	(.01)
Distributions from net realized gain	(.03)	(.01)	-	(.01)	(.06)	(.08)
Total distributions	(.21) K	(.20)	(.18)	(.11) J	(.22)	(.09)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 13.31	$ 14.24	$ 14.67	$ 15.22	$ 15.66
Total ReturnB, C	(1.61)%	(5.16)%	(1.71)%	(2.90)%	(1.50)%	18.39%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11%A	1.06%	1.04%	1.04%	1.03%	1.09%
Expenses net of fee waivers, if any	1.11%A	1.06%	1.04%	1.04%	1.03%	1.09%
Expenses net of all reductions	1.10%A	1.06%	1.03%	1.03%	1.03%	1.07%
Net investment income (loss)	1.53% A	1.34%	1.43%	1.10%	.99%	1.64% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,916	$ 23,840	$ 31,613	$ 50,540	$ 58,925	$ 35,739
Portfolio turnover rateF	71% A	75%	65%	91%	71%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share. KTotal distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,636,318
Gross unrealized depreciation	(84,887,209)
Net unrealized appreciation (depreciation) on securities	$ (71,250,891)

Tax cost	$ 382,487,276

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (6,952,413)
No expiration
Short-term	(14,785,479)
Long-term	(19,776,286)
Total no expiration	(34,561,765)
Total capital loss carryforward	$ (41,514,178)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $108,092,236 and $125,934,064, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 57,087	$ 980
Class T	.25%	.25%	22,881	266
Class B	.75%	.25%	7,003	5,275
Class C	.75%	.25%	79,797	8,954
			$ 166,768	$ 15,475

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,065
Class T	1,256
Class B*	1,475
Class C*	626
$ 13,422

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 58,082.25
Class T	13,761.30
Class B	2,057.29
Class C	22,547.28
Global Commodity Stock	307,925.29
Institutional Class	31,697.27
	$ 436,069

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,354 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $247 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of

Semiannual Report

7. Security Lending - continued

Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,018, including $8 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $802 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Global Commodity Stock expenses during the period in the amount of $731.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 520,699	$ 708,856
Class T	72,766	98,770
Class B	1,871	4,646
Class C	32,755	54,810
Global Commodity Stock	2,937,401	3,531,196
Institutional Class	333,382	366,972
Total	$ 3,898,874	$ 4,765,250
From net realized gain
Class A	$ 97,397	$ 63,118
Class T	19,110	11,363
Class B	3,040	2,083
Class C	34,065	21,591
Global Commodity Stock	429,058	244,178
Institutional Class	46,602	25,376
Total	$ 629,272	$ 367,709

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	257,962	686,605	$ 3,235,091	$ 9,882,029
Reinvestment of distributions	46,881	49,529	594,452	677,563
Shares redeemed	(772,711)	(1,874,574)	(9,719,523)	(26,738,279)
Net increase (decrease)	(467,868)	(1,138,440)	$ (5,889,980)	$ (16,178,687)
Class T
Shares sold	49,698	67,497	$ 628,601	$ 970,700
Reinvestment of distributions	7,092	7,867	89,851	107,538
Shares redeemed	(92,686)	(216,700)	(1,175,871)	(3,112,471)
Net increase (decrease)	(35,896)	(141,336)	$ (457,419)	$ (2,034,233)
Class B
Shares sold	421	2,197	$ 5,471	$ 29,999
Reinvestment of distributions	371	453	4,698	6,179
Shares redeemed	(18,316)	(46,232)	(228,721)	(649,491)
Net increase (decrease)	(17,524)	(43,582)	$ (218,552)	$ (613,313)
Class C
Shares sold	110,961	167,515	$ 1,381,868	$ 2,371,848
Reinvestment of distributions	4,962	4,980	62,526	67,632
Shares redeemed	(251,209)	(527,630)	(3,147,909)	(7,391,284)
Net increase (decrease)	(135,286)	(355,135)	$ (1,703,515)	$ (4,951,804)
Global Commodity Stock
Shares sold	1,971,909	3,796,689	$ 24,406,878	$ 54,637,922
Reinvestment of distributions	238,065	246,397	3,023,431	3,378,098
Shares redeemed	(3,017,252)	(6,485,397)	(37,884,940)	(92,819,253)
Net increase (decrease)	(807,278)	(2,442,311)	$ (10,454,631)	$ (34,803,233)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	478,938	912,359	$ 6,048,533	$ 13,219,634
Reinvestment of distributions	24,972	20,652	316,895	283,141
Shares redeemed	(360,498)	(1,362,707)	(4,522,778)	(19,411,369)
Net increase (decrease)	143,412	(429,696)	$ 1,842,650	$ (5,908,594)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GCS-USAN-0615
1.879382.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Global Equity Income

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Actual	1.18%	$ 1,000.00	$ 1,059.40	$ 6.03
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America* 46.7%
Japan 9.5%
United Kingdom 9.2%
Ireland 4.3%
Canada 3.5%
Switzerland 2.8%
Israel 2.4%
South Africa 2.3%
France 2.1%
Other 17.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United States of America* 52.9%
Japan 9.4%
United Kingdom 6.0%
Sweden 4.3%
Switzerland 4.2%
Canada 4.2%
France 2.6%
Israel 2.5%
Germany 2.0%
Other 11.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.7	95.0
Bonds	0.0†	0.0†
Short-Term Investments and Net Other Assets (Liabilities)	5.3	5.0
† Amount represents less than 0.1%
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.1	2.5
JPMorgan Chase & Co. (United States of America, Banks)	2.0	2.3
Medtronic PLC (Ireland, Health Care Equipment & Supplies)	1.9	0.0
Oracle Corp. (United States of America, Software)	1.8	1.6
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8	1.7
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.7	1.6
Johnson & Johnson (United States of America, Pharmaceuticals)	1.7	2.3
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	1.6	0.6
CVS Health Corp. (United States of America, Food & Staples Retailing)	1.6	0.0
Wells Fargo & Co. (United States of America, Banks)	1.6	1.8
	17.8
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.3	20.4
Consumer Discretionary	16.9	13.6
Health Care	14.3	13.4
Information Technology	13.7	11.6
Consumer Staples	10.6	10.3
Industrials	7.4	10.4
Energy	5.3	7.5
Telecommunication Services	3.6	3.7
Materials	2.7	3.6
Utilities	0.9	0.5

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 0.6%
Telstra Corp. Ltd.	74,977	$ 369,645
Bailiwick of Jersey - 1.7%
Shire PLC	12,900	1,048,301
Wolseley PLC	1,503	88,894
TOTAL BAILIWICK OF JERSEY		1,137,195
Bermuda - 0.4%
Haier Electronics Group Co. Ltd.	98,000	282,599
Canada - 3.5%
Constellation Software, Inc.	500	196,022
Constellation Software, Inc. rights 9/15/15 (a)	200	60
Corus Entertainment, Inc. Class B (non-vtg.) (e)	13,600	209,101
Fairfax Financial Holdings Ltd. (sub. vtg.)	641	350,119
Potash Corp. of Saskatchewan, Inc.	20,200	659,660
PrairieSky Royalty Ltd.	5,200	142,790
Suncor Energy, Inc.	22,100	719,693
TOTAL CANADA		2,277,445
Cayman Islands - 1.3%
Shenzhou International Group Holdings Ltd.	39,000	183,916
SITC International Holdings Co. Ltd.	785,000	582,378
Sitoy Group Holdings Ltd.	95,000	58,957
TOTAL CAYMAN ISLANDS		825,251
Chile - 0.3%
Quinenco SA	88,781	193,064
China - 1.4%
Daqin Railway Co. Ltd. (A Shares)	94,100	211,933
Kweichow Moutai Co. Ltd.	7,296	296,684
Qingdao Haier Co. Ltd.	96,400	421,327
TOTAL CHINA		929,944
Denmark - 0.6%
Spar Nord Bank A/S	14,100	152,359
Vestas Wind Systems A/S	5,700	258,538
TOTAL DENMARK		410,897
Egypt - 0.0%
Edita Food Industries SAE (a)	3,153	10,517
Common Stocks - continued
	Shares	Value
France - 2.1%
Renault SA (e)	4,500	$ 473,480
Sanofi SA	8,710	886,595
TOTAL FRANCE		1,360,075
Germany - 1.8%
AURELIUS AG	6,199	297,241
Gerry Weber International AG (Bearer)	7,400	241,874
Muenchener Rueckversicherungs AG	1,400	273,277
Siemens AG	3,239	352,345
TOTAL GERMANY		1,164,737
Greece - 0.1%
Greek Organization of Football Prognostics SA	6,800	60,836
Hong Kong - 1.3%
HKT Trust/HKT Ltd. unit	299,600	401,242
Techtronic Industries Co. Ltd.	129,500	460,319
TOTAL HONG KONG		861,561
Indonesia - 0.5%
PT Bank Central Asia Tbk	297,600	309,366
Ireland - 4.3%
Accenture PLC Class A	8,740	809,761
C&C Group PLC	87,200	353,341
Greencore Group PLC	74,186	402,576
Medtronic PLC	16,200	1,206,090
TOTAL IRELAND		2,771,768
Israel - 2.4%
Bezeq The Israel Telecommunication Corp. Ltd.	251,000	475,922
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,496	182,909
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,450	933,489
TOTAL ISRAEL		1,592,320
Italy - 0.1%
Astaldi SpA (e)	10,153	88,265
Japan - 9.5%
A/S One Corp.	3,600	115,578
Astellas Pharma, Inc.	49,600	772,307
Broadleaf Co. Ltd.	5,400	84,190
Daiichikosho Co. Ltd.	15,300	493,452
Daito Trust Construction Co. Ltd.	3,100	360,997
Fukuda Denshi Co. Ltd.	3,600	206,134
Common Stocks - continued
	Shares	Value
Japan - continued
Hoya Corp.	17,700	$ 682,174
Japan Tobacco, Inc.	22,400	782,227
KDDI Corp.	18,000	425,922
Leopalace21 Corp. (a)	34,700	200,131
NEC Corp.	109,000	362,644
Olympus Corp. (a)	9,200	331,292
Suzuki Motor Corp.	10,600	342,615
Tsuruha Holdings, Inc.	7,600	551,218
United Arrows Ltd.	9,800	301,572
Workman Co. Ltd.	2,500	131,324
TOTAL JAPAN		6,143,777
Korea (South) - 1.1%
Coway Co. Ltd.	1,493	125,166
Samsung Electronics Co. Ltd.	431	564,204
TOTAL KOREA (SOUTH)		689,370
Luxembourg - 0.8%
Altice SA (a)	4,900	518,146
Netherlands - 0.7%
LyondellBasell Industries NV Class A	4,100	424,432
Norway - 0.2%
Gjensidige Forsikring ASA (e)	9,300	161,789
Singapore - 0.7%
United Overseas Bank Ltd.	23,819	440,846
South Africa - 2.3%
Capitec Bank Holdings Ltd.	8,300	390,711
EOH Holdings Ltd.	17,400	236,217
Lewis Group Ltd.	67,500	490,806
Reunert Ltd.	80,500	410,409
TOTAL SOUTH AFRICA		1,528,143
Spain - 0.4%
Atresmedia Corporacion de Medios de Comunicacion SA (e)	14,415	232,834
Sweden - 1.7%
Nordea Bank AB	50,000	635,258
Svenska Handelsbanken AB (A Shares)	9,780	451,435
TOTAL SWEDEN		1,086,693
Switzerland - 2.8%
Banque Cantonale Vaudoise (Bearer)	580	341,586
Roche Holding AG (participation certificate)	2,888	826,416
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sika AG (Bearer)	50	$ 171,617
TE Connectivity Ltd.	7,000	465,850
TOTAL SWITZERLAND		1,805,469
Taiwan - 1.5%
ECLAT Textile Co. Ltd.	26,000	349,768
King's Town Bank	120,000	123,229
Taiwan Semiconductor Manufacturing Co. Ltd.	111,000	534,384
TOTAL TAIWAN		1,007,381
United Kingdom - 9.2%
British American Tobacco PLC (United Kingdom)	10,700	587,897
GlaxoSmithKline PLC	25,800	595,895
Hilton Food Group PLC	56,200	370,381
Indivior PLC (a)	114,030	347,451
ITV PLC	134,600	522,587
Lloyds Banking Group PLC	376,400	445,762
Micro Focus International PLC	20,839	401,091
Reckitt Benckiser Group PLC	4,730	420,991
St. James's Place Capital PLC	16,100	219,615
Standard Chartered PLC (United Kingdom)	14,416	236,022
Tesco PLC	96,735	326,062
Vodafone Group PLC	186,602	657,438
WH Smith PLC	28,852	633,016
William Hill PLC	40,800	225,425
TOTAL UNITED KINGDOM		5,989,633
United States of America - 41.4%
American Tower Corp.	5,760	544,493
Amgen, Inc.	5,920	934,827
Apple, Inc.	10,850	1,357,874
Babcock & Wilcox Co.	12,000	387,840
Bank of America Corp.	48,480	772,286
Capital One Financial Corp.	8,530	689,651
Chevron Corp.	10,265	1,140,031
Comcast Corp. Class A	7,600	438,976
Community Trust Bancorp, Inc.	7,898	253,368
CVB Financial Corp.	22,310	349,152
CVS Health Corp.	10,300	1,022,687
Danaher Corp.	4,100	335,708
Darden Restaurants, Inc.	3,620	230,847
Deere & Co.	3,700	334,924
Diamond Hill Investment Group, Inc.	1,600	291,520
Common Stocks - continued
	Shares	Value
United States of America - continued
Dr. Pepper Snapple Group, Inc.	3,241	$ 241,714
E.I. du Pont de Nemours & Co.	6,100	446,520
Exxon Mobil Corp.	13,030	1,138,431
FedEx Corp.	3,281	556,359
General Electric Co.	22,800	617,424
H&R Block, Inc.	8,810	266,414
IBM Corp.	4,970	851,311
Interval Leisure Group, Inc.	12,000	297,480
Johnson & Johnson	11,200	1,111,040
JPMorgan Chase & Co.	20,630	1,305,054
Lakeland Financial Corp.	7,688	300,216
Lorillard, Inc.	3,800	265,468
McDonald's Corp.	5,200	502,060
McGraw Hill Financial, Inc.	5,140	536,102
Microsoft Corp.	18,564	902,953
MPLX LP	3,890	302,448
NiSource, Inc.	14,000	607,880
Oracle Corp.	26,626	1,161,426
PepsiCo, Inc.	5,000	475,600
Procter & Gamble Co.	8,800	699,688
SunTrust Banks, Inc.	9,600	398,400
Target Corp.	9,000	709,470
The Coca-Cola Co.	15,900	644,904
Time Warner Cable, Inc.	1,880	292,378
U.S. Bancorp	15,880	680,776
United Technologies Corp.	4,420	502,775
VF Corp.	5,320	385,328
Vista Outdoor, Inc. (a)	7,800	341,328
Wells Fargo & Co.	18,457	1,016,981
Western Digital Corp.	2,700	263,898
TOTAL UNITED STATES OF AMERICA		26,906,010
TOTAL COMMON STOCKS (Cost $54,015,329)		61,580,008
Nonconvertible Bonds - 0.0%
Principal Amount (d)
Canada - 0.0%
Constellation Software, Inc. 7.5475% 3/31/40 (f) (Cost $2,060)	CAD	2,400	2,407
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	3,289,739	$ 3,289,739
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	883,050	883,050
TOTAL MONEY MARKET FUNDS (Cost $4,172,789)		4,172,789
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $58,190,178)		65,755,204
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(747,275)
NET ASSETS - 100%		$ 65,007,929
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,523
Fidelity Securities Lending Cash Central Fund	10,034
Total	$ 12,557
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,005,628	$ 6,046,240	$ 4,959,388	$ -
Consumer Staples	6,852,637	3,840,171	3,012,466	-
Energy	3,443,393	3,443,393	-	-
Financials	12,527,742	8,752,270	3,775,472	-
Health Care	9,315,415	4,185,446	5,129,969	-
Industrials	4,920,856	4,132,814	788,042	-
Information Technology	8,874,059	6,809,576	2,064,483	-
Materials	1,702,229	1,530,612	171,617	-
Telecommunication Services	2,330,169	1,246,809	1,083,360	-
Utilities	607,880	607,880	-	-
Corporate Bonds	2,407	-	2,407	-
Money Market Funds	4,172,789	4,172,789	-	-
Total Investments in Securities:	$ 65,755,204	$ 44,768,000	$ 20,987,204	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,305,835
Level 2 to Level 1	$ 1,414,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $855,231) - See accompanying schedule: Unaffiliated issuers (cost $54,017,389)	$ 61,582,415
Fidelity Central Funds (cost $4,172,789)	4,172,789
Total Investments (cost $58,190,178)		$ 65,755,204
Cash		27,530
Foreign currency held at value (cost $7,074)		7,127
Receivable for fund shares sold		60,901
Dividends receivable		196,282
Interest receivable		13
Distributions receivable from Fidelity Central Funds		2,957
Prepaid expenses		38
Other receivables		1,075
Total assets		66,051,127

Liabilities
Payable for investments purchased	$ 72,148
Payable for fund shares redeemed	5,029
Accrued management fee	37,649
Other affiliated payables	13,032
Other payables and accrued expenses	32,290
Collateral on securities loaned, at value	883,050
Total liabilities		1,043,198

Net Assets		$ 65,007,929
Net Assets consist of:
Paid in capital		$ 56,904,584
Undistributed net investment income		97,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		440,732
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,564,897
Net Assets, for 5,175,799 shares outstanding		$ 65,007,929
Net Asset Value, offering price and redemption price per share ($65,007,929 ÷ 5,175,799 shares)		$ 12.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 772,320
Interest		87
Income from Fidelity Central Funds		12,557
Income before foreign taxes withheld		784,964
Less foreign taxes withheld		(44,730)
Total income		740,234

Expenses
Management fee	$ 206,071
Transfer agent fees	58,139
Accounting and security lending fees	15,362
Custodian fees and expenses	8,486
Independent trustees' compensation	111
Registration fees	23,680
Audit	36,135
Legal	79
Miscellaneous	243
Total expenses before reductions	348,306
Expense reductions	(993)	347,313
Net investment income (loss)		392,921
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	503,609
Foreign currency transactions	(17,168)
Total net realized gain (loss)		486,441
Change in net unrealized appreciation (depreciation) on: Investment securities	2,687,490
Assets and liabilities in foreign currencies	1,413
Total change in net unrealized appreciation (depreciation)		2,688,903
Net gain (loss)		3,175,344
Net increase (decrease) in net assets resulting from operations		$ 3,568,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 392,921	$ 1,044,727
Net realized gain (loss)	486,441	4,719,176
Change in net unrealized appreciation (depreciation)	2,688,903	(1,539,214)
Net increase (decrease) in net assets resulting from operations	3,568,265	4,224,689
Distributions to shareholders from net investment income	(375,142)	(913,090)
Distributions to shareholders from net realized gain	(3,941,634)	(995,008)
Total distributions	(4,316,776)	(1,908,098)
Share transactions Proceeds from sales of shares	17,976,160	24,314,257
Reinvestment of distributions	4,054,173	1,764,689
Cost of shares redeemed	(8,312,703)	(18,632,872)
Net increase (decrease) in net assets resulting from share transactions	13,717,630	7,446,074
Redemption fees	322	4,623
Total increase (decrease) in net assets	12,969,441	9,767,288

Net Assets
Beginning of period	52,038,488	42,271,200
End of period (including undistributed net investment income of $97,716 and undistributed net investment income of $79,937, respectively)	$ 65,007,929	$ 52,038,488
Other Information Shares
Sold	1,474,659	1,926,789
Issued in reinvestment of distributions	334,041	143,562
Redeemed	(677,812)	(1,491,182)
Net increase (decrease)	1,130,888	579,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.20	$ 10.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.28G	.22	.08
Net realized and unrealized gain (loss)	.64	.92	2.06	.15
Total from investment operations	.72	1.20	2.28	.23
Distributions from net investment income	(.08)	(.25)	(.21)	(.07)
Distributions from net realized gain	(.95)	(.28)	(.03)	-
Total distributions	(1.03)	(.53)	(.24)	(.07)
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 12.56	$ 12.87	$ 12.20	$ 10.16
Total ReturnB, C	5.94%	10.10%	22.73%	2.25%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.18%A	1.16%	1.28%	2.18%A
Expenses net of fee waivers, if any	1.18%A	1.16%	1.20%	1.20%A
Expenses net of all reductions	1.18%A	1.16%	1.19%	1.17%A
Net investment income (loss)	1.33%A	2.21%G	1.94%	1.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,008	$ 52,038	$ 42,271	$ 26,838
Portfolio turnover rate F	59%A	92%	66%	33%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.56%.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,698,739
Gross unrealized depreciation	(1,199,466)
Net unrealized appreciation (depreciation) on securities	$ 7,499,273

Tax cost	$ 58,255,931

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,338,206 and $16,362,949, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $53 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $45 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the

Semiannual Report

7. Security Lending - continued

obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,448. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $958 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, during the period in the amount of $32.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GED-USAN-0615
1.938165.102
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
Emerging Markets
Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.70%
Actual		$ 1,000.00	$ 1,037.00	$ 8.59
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class T	1.95%
Actual		$ 1,000.00	$ 1,036.30	$ 9.85
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	2.45%
Actual		$ 1,000.00	$ 1,033.30	$ 12.35
HypotheticalA		$ 1,000.00	$ 1,012.65	$ 12.23
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 1,038.50	$ 7.33
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Institutional Class	1.45%
Actual		$ 1,000.00	$ 1,038.40	$ 7.33
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	2.1	1.9
Quinenco SA (Chile, Industrial Conglomerates)	1.7	2.0
Qingdao Haier Co. Ltd. (China, Household Durables)	1.7	0.0
Fila Korea Ltd. (Korea (South), Textiles, Apparel & Luxury Goods)	1.5	1.4
DGB Financial Group Co. Ltd. (Korea (South), Banks)	1.5	1.2
	8.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	17.2	17.4
Financials	17.2	18.2
Information Technology	15.9	13.4
Consumer Discretionary	15.3	16.9
Materials	10.1	9.8
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	13.7	14.1
India	12.7	14.9
Cayman Islands	12.0	14.1
Taiwan	8.2	6.4
Mexico	5.6	5.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks and Equity Futures 98.4%	Stocks 94.9%
Short-Term Investments and Net Other Assets (Liabilities) 1.6%	Short-Term Investments and Net Other Assets (Liabilities) 5.1%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Argentina - 0.4%
Banco Macro SA sponsored ADR	5,600	$ 309,400
Bailiwick of Jersey - 0.6%
West China Cement Ltd.	3,088,000	529,903
Bangladesh - 0.3%
Titas Gas Transmission & Distribution Co. Ltd. (a)	270,704	228,225
Bermuda - 5.3%
Aquarius Platinum Ltd. (Australia) (a)	1,441,115	193,872
China Resources Gas Group Ltd.	62,000	215,985
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	23,100	533,610
PAX Global Technology Ltd. (a)	569,000	829,580
Shangri-La Asia Ltd.	580,000	883,034
Vtech Holdings Ltd.	41,200	573,570
Yue Yuen Industrial (Holdings) Ltd.	295,000	1,122,824
TOTAL BERMUDA		4,352,475
Brazil - 2.7%
Companhia de Saneamento de Minas Gerais	41,490	249,936
Cosan SA Industria e Comercio	29,720	290,991
Direcional Engenharia SA	134,000	283,748
Fibria Celulose SA (a)	51,300	719,370
Minerva SA (a)	70,700	205,791
QGEP Participacoes SA	206,100	496,618
TOTAL BRAZIL		2,246,454
British Virgin Islands - 0.8%
Luxoft Holding, Inc. (a)	13,400	694,522
Canada - 1.2%
Pan American Silver Corp.	49,300	469,336
Torex Gold Resources, Inc. (a)	528,700	490,795
TOTAL CANADA		960,131
Cayman Islands - 12.0%
58.com, Inc. ADR (a)(d)	13,100	999,268
China Cord Blood Corp. (a)	102,400	645,120
Cosmo Lady (China) Holdings Co. Ltd.	774,000	651,113
ENN Energy Holdings Ltd.	120,450	870,287
Haitian International Holdings Ltd.	315,000	785,209
Lee's Pharmaceutical Holdings Ltd.	391,500	726,370
Pico Far East Holdings Ltd.	2,320,000	673,501
PW Medtech Group Ltd. (a)	1,232,000	529,325
Semiconductor Manufacturing International Corp. (a)	5,083,000	560,180
Shenzhou International Group Holdings Ltd.	75,000	353,685
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Silergy Corp.	46,520	$ 461,767
SINA Corp. (a)	6,000	263,970
SITC International Holdings Co. Ltd.	1,642,000	1,218,172
SouFun Holdings Ltd. ADR	45,300	374,631
Uni-President China Holdings Ltd.	1,007,000	814,638
TOTAL CAYMAN ISLANDS		9,927,236
Chile - 3.0%
Compania Cervecerias Unidas SA sponsored ADR (d)	6,500	142,155
Empresas CMPC SA	65,434	185,920
Inversiones La Construccion SA	21,155	270,814
Quinenco SA	668,809	1,454,399
Vina Concha y Toro SA	231,088	470,601
TOTAL CHILE		2,523,889
China - 5.5%
BBMG Corp. (H Shares)	686,500	852,085
China Machinery Engineering Co. (H Shares)	703,000	936,057
Qingdao Haier Co. Ltd.	321,443	1,404,901
Tong Ren Tang Technologies Co. Ltd. (H Shares)	398,000	696,322
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	82,500	705,724
TOTAL CHINA		4,595,089
Colombia - 0.3%
Organizacion Terpel SA	35,099	227,805
Cyprus - 1.2%
Global Ports Investment PLC GDR (Reg. S)	140,600	986,028
Egypt - 0.8%
Citadel Capital Corp. (a)	1,411,500	429,182
Edita Food Industries SAE (a)	75,768	252,724
TOTAL EGYPT		681,906
Greece - 0.7%
Titan Cement Co. SA (Reg.)	22,760	574,037
Hong Kong - 4.8%
China Power International Development Ltd.	723,100	467,416
China Resources Enterprise Ltd.	226,000	693,989
Far East Horizon Ltd.	976,000	1,035,116
Techtronic Industries Co. Ltd.	497,000	1,766,626
TOTAL HONG KONG		3,963,147
Common Stocks - continued
	Shares	Value
India - 12.7%
Adani Ports & Special Economic Zone	137,575	$ 687,467
CMC Ltd.	22,977	679,084
Edelweiss Financial Services Ltd.	290,866	283,095
Exide Industries Ltd.	326,672	881,866
GAIL India Ltd. (a)	39,133	221,875
Grasim Industries Ltd.	14,102	878,948
IDFC Ltd. (a)	82,557	229,860
Iifl Holdings Ltd. (a)	239,330	656,063
JK Cement Ltd.	45,122	458,337
KPIT Cummins Infosystems Ltd. (a)	189,802	313,909
Lupin Ltd.	20,100	560,654
Mahindra Lifespace Developers Ltd.	69,028	507,925
MindTree Consulting Ltd.	18,193	349,072
Power Grid Corp. of India Ltd.	110,237	261,181
Solar Industries India Ltd.	7,246	386,218
Tech Mahindra Ltd.	78,692	769,426
The Jammu & Kashmir Bank Ltd.	237,424	358,858
Torrent Pharmaceuticals Ltd.	26,557	502,261
VST Industries Ltd. (a)	16,290	415,557
Yes Bank Ltd.	85,003	1,122,869
TOTAL INDIA		10,524,525
Indonesia - 0.7%
PT Panin Life Tbk (a)	22,854,400	576,539
Israel - 1.0%
Bezeq The Israel Telecommunication Corp. Ltd.	127,360	241,488
NICE Systems Ltd. sponsored ADR	10,500	628,425
TOTAL ISRAEL		869,913
Korea (South) - 13.1%
AMOREPACIFIC Group, Inc.	468	708,229
BGFretail Co. Ltd.	3,297	359,664
Binggrea Co. Ltd.	3,820	304,647
Daewoo International Corp.	34,154	995,660
DGB Financial Group Co. Ltd.	108,382	1,222,569
E-Mart Co. Ltd.	2,408	495,188
Fila Korea Ltd.	12,863	1,253,925
Hyundai HCN	61,106	301,811
Hyundai Industrial Development & Construction Co.	19,634	1,044,488
Hyundai Wia Corp.	4,980	705,081
Korean Reinsurance Co.	100,712	1,112,674
Leeno Industrial, Inc.	14,995	640,390
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Medy-Tox, Inc.	1,735	$ 598,570
Nice Information & Telecom, Inc.	9,318	275,532
Sansung Life & Science Co. Ltd. (a)	4,338	333,875
Sungshin Cement Manufacturing Co. Ltd. (a)	43,092	478,084
TOTAL KOREA (SOUTH)		10,830,387
Malaysia - 0.7%
Top Glove Corp. Bhd	371,000	583,186
Mexico - 5.6%
Banregio Grupo Financiero S.A.B. de CV	185,100	1,061,472
Grupo Aeroportuario del Pacifico SA de CV Series B	87,100	620,123
Grupo Aeroportuario Norte S.A.B. de CV	90,200	450,471
Grupo Comercial Chedraui S.A.B. de CV	53,900	161,749
Industrias Penoles SA de CV	32,855	557,242
Macquarie Mexican (REIT)	750,672	1,138,094
Megacable Holdings S.A.B. de CV unit	148,300	617,192
TOTAL MEXICO		4,606,343
Nigeria - 1.0%
Transnational Corp. of Nigeria PLC	20,485,680	329,418
Zenith Bank PLC	4,660,187	495,291
TOTAL NIGERIA		824,709
Pakistan - 0.3%
Habib Bank Ltd.	125,700	247,976
Panama - 0.9%
Copa Holdings SA Class A	6,700	742,963
Philippines - 2.5%
Alliance Global Group, Inc.	1,602,000	912,043
Metro Pacific Investments Corp.	2,574,800	261,433
Nickel Asia Corp.	703,050	358,498
Robinsons Land Corp.	794,400	533,280
TOTAL PHILIPPINES		2,065,254
Puerto Rico - 0.3%
EVERTEC, Inc.	11,400	236,322
Russia - 0.7%
E.ON Russia JSC (a)	4,644,000	283,995
Sistema JSFC sponsored GDR	34,900	262,178
TOTAL RUSSIA		546,173
Common Stocks - continued
	Shares	Value
Singapore - 0.3%
First Resources Ltd.	189,600	$ 255,054
South Africa - 0.8%
Alexander Forbes Group Holding (a)	341,805	283,012
JSE Ltd.	29,500	330,008
Reunert Ltd.	9,711	49,509
TOTAL SOUTH AFRICA		662,529
Sri Lanka - 0.6%
John Keells Holdings Ltd.	340,102	526,099
Taiwan - 8.2%
Advantech Co. Ltd.	71,000	587,687
ASPEED Tech, Inc.	5,902	54,345
Brogent Technologies, Inc.	46,000	585,026
Chicony Electronics Co. Ltd.	170,120	491,596
Chroma ATE, Inc.	296,000	715,209
Cleanaway Co. Ltd.	126,000	781,689
Cub Elecparts, Inc.	47,000	598,511
EPISTAR Corp.	178,000	278,979
Everlight Electronics Co. Ltd.	171,000	396,428
GeoVision, Inc.	8,300	28,998
Lextar Electronics Corp.	296,000	268,687
MJC Probe, Inc.	142,000	426,566
St.Shine Optical Co. Ltd.	27,000	478,711
Universal Cement Corp.	392,000	419,186
Voltronic Power Technology Corp.	57,000	710,034
TOTAL TAIWAN		6,821,652
Thailand - 1.4%
Jasmine Broadband Internet Infrastructure Fund (a)	1,224,300	351,074
Thai Union Frozen Products PCL (For. Reg.)	819,200	507,106
TISCO Financial Group PCL	194,100	266,516
TOTAL THAILAND		1,124,696
Turkey - 2.4%
Aksa Akrilik Kimya Sanayii	234,000	945,596
Aselsan A/S	130,000	678,553
Tupras Turkiye Petrol Rafinelleri A/S	13,576	329,672
TOTAL TURKEY		1,953,821
Uganda - 0.4%
Umeme Ltd.	2,130,383	341,658
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.4%
National Bank of Ras Al-Khaimah PSC (a)	137,907	$ 300,373
Vietnam - 0.3%
FTP Corp.	104,000	248,078
TOTAL COMMON STOCKS (Cost $70,067,903)		77,688,497
Nonconvertible Preferred Stocks - 1.1%

Brazil - 0.5%
Banco do Estado Rio Grande do Sul SA	100,300	389,156
Korea (South) - 0.6%
LG Chemical Ltd.	2,835	484,296
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $898,134)		873,452
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 5/14/15 to 7/30/15 (e) (Cost $109,998)	$ 110,000	110,000
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	3,542,451	3,542,451
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	892,300	892,300
TOTAL MONEY MARKET FUNDS (Cost $4,434,751)		4,434,751
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $75,510,786)		83,106,700
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(374,101)
NET ASSETS - 100%		$ 82,732,599
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
54 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	$ 2,804,490	$ 95,708

The face value of futures purchased as a percentage of net assets is 3.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $110,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,263
Fidelity Securities Lending Cash Central Fund	4,121
Total	$ 6,384
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,671,219	$ 12,671,219	$ -	$ -
Consumer Staples	5,787,092	5,078,863	-	708,229
Energy	1,345,506	1,345,506	-	-
Financials	14,102,067	13,872,207	229,860	-
Health Care	5,320,519	5,320,519	-	-
Industrials	14,284,688	13,298,660	986,028	-
Information Technology	13,264,857	12,704,677	560,180	-
Materials	8,370,002	6,917,017	1,452,985	-
Telecommunication Services	503,666	241,488	262,178	-
Utilities	2,912,333	2,651,152	261,181	-
Government Obligations	110,000	-	110,000	-
Money Market Funds	4,434,751	4,434,751	-	-
Total Investments in Securities:	$ 83,106,700	$ 78,536,059	$ 3,862,412	$ 708,229
Derivative Instruments:
Assets
Futures Contracts	$ 95,708	$ 95,708	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 31,005,457
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	120,396
Net Unrealized Gain (Loss) on Investment Securities	131,349
Cost of Purchases	-
Proceeds of Sales	(490,405)
Amortization/Accretion	-
Transfers into Level 3	946,889
Transfers out of Level 3	-
Ending Balance	$ 708,229
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 131,349

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 95,708	$ -
Total Value of Derivatives	$ 95,708	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $867,564) - See accompanying schedule: Unaffiliated issuers (cost $71,076,035)	$ 78,671,949
Fidelity Central Funds (cost $4,434,751)	4,434,751
Total Investments (cost $75,510,786)		$ 83,106,700
Foreign currency held at value (cost $584,022)		584,048
Receivable for investments sold		1,544,236
Receivable for fund shares sold		115,304
Dividends receivable		84,312
Distributions receivable from Fidelity Central Funds		741
Prepaid expenses		64
Receivable from investment adviser for expense reductions		1,459
Other receivables		81,873
Total assets		85,518,737

Liabilities
Payable to custodian bank	$ 468,793
Payable for investments purchased	927,793
Payable for fund shares redeemed	192,152
Accrued management fee	57,078
Distribution and service plan fees payable	3,216
Payable for daily variation margin for derivative instruments	44,820
Other affiliated payables	17,861
Other payables and accrued expenses	182,125
Collateral on securities loaned, at value	892,300
Total liabilities		2,786,138

Net Assets		$ 82,732,599
Net Assets consist of:
Paid in capital		$ 79,691,502
Accumulated net investment loss		(117,503)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,425,137)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,583,737
Net Assets		$ 82,732,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,102,860 ÷ 404,274 shares)	$ 12.62

Maximum offering price per share (100/94.25 of $12.62)	$ 13.39
Class T: Net Asset Value and redemption price per share ($2,228,130 ÷ 177,289 shares)	$ 12.57

Maximum offering price per share (100/96.50 of $12.57)	$ 13.03
Class C: Net Asset Value and offering price per share ($1,558,358 ÷ 125,676 shares)A	$ 12.40

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($72,130,765 ÷ 5,688,442 shares)	$ 12.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,712,486 ÷ 134,656 shares)	$ 12.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 595,584
Interest		6
Income from Fidelity Central Funds		6,384
Income before foreign taxes withheld		601,974
Less foreign taxes withheld		(135,896)
Total income		466,078

Expenses
Management fee	$ 332,869
Transfer agent fees	88,083
Distribution and service plan fees	18,397
Accounting and security lending fees	20,398
Custodian fees and expenses	104,377
Independent trustees' compensation	158
Registration fees	27,284
Audit	50,428
Legal	129
Miscellaneous	422
Total expenses before reductions	642,545
Expense reductions	(58,790)	583,755
Net investment income (loss)		(117,677)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $195,361)	(3,638,688)
Foreign currency transactions	(97,066)
Futures contracts	(72,847)
Total net realized gain (loss)		(3,808,601)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $166,476)	6,351,302
Assets and liabilities in foreign currencies	19,898
Futures contracts	95,708
Total change in net unrealized appreciation (depreciation)		6,466,908
Net gain (loss)		2,658,307
Net increase (decrease) in net assets resulting from operations		$ 2,540,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (117,677)	$ 451,642
Net realized gain (loss)	(3,808,601)	(250,198)
Change in net unrealized appreciation (depreciation)	6,466,908	(701,823)
Net increase (decrease) in net assets resulting from operations	2,540,630	(500,379)
Distributions to shareholders from net investment income	-	(676,480)
Distributions to shareholders from net realized gain	-	(2,520,609)
Total distributions	-	(3,197,089)
Share transactions - net increase (decrease)	(6,823,022)	(16,216,808)
Redemption fees	13,955	46,780
Total increase (decrease) in net assets	(4,268,437)	(19,867,496)

Net Assets
Beginning of period	87,001,036	106,868,532
End of period (including accumulated net investment loss of $117,503 and undistributed net investment income of $174, respectively)	$ 82,732,599	$ 87,001,036

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 12.49	$ 11.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.04	.08	.12
Net realized and unrealized gain (loss)	.48	(.01)	.75	1.76
Total from investment operations	.45	.03	.83	1.88
Distributions from net investment income	-	(.06)	(.04)	(.01)
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.36)	(.25) K	(.01)
Redemption fees added to paid in capital E	- J	.01	.02	.02
Net asset value, end of period	$ 12.62	$ 12.17	$ 12.49	$ 11.89
Total ReturnB, C, D	3.70%	.31%	7.20%	19.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90%A	1.82%	1.87%	3.49%
Expenses net of fee waivers, if any	1.70%A	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%A	1.70%	1.64%	1.64%
Net investment income (loss)	(.50)%A	.29%	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,103	$ 4,362	$ 5,065	$ 1,671
Portfolio turnover rateG	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 12.44	$ 11.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	- J	.05	.10
Net realized and unrealized gain (loss)	.48	- J	.74	1.75
Total from investment operations	.44	- J	.79	1.85
Distributions from net investment income	-	(.02)	(.03)	- J
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.32)	(.24) K	- J
Redemption fees added to paid in capital E	- J	.01	.02	.02
Net asset value, end of period	$ 12.57	$ 12.13	$ 12.44	$ 11.87
Total ReturnB, C, D	3.63%	.05%	6.87%	18.75%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.10%	2.19%	3.77%
Expenses net of fee waivers, if any	1.95%A	1.95%	1.95%	1.95%
Expenses net of all reductions	1.94%A	1.95%	1.89%	1.89%
Net investment income (loss)	(.75)%A	.04%	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,228	$ 2,031	$ 1,914	$ 1,700
Portfolio turnover rateG	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 12.35	$ 11.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.06)	(.02)	.04
Net realized and unrealized gain (loss)	.47	- J	.74	1.76
Total from investment operations	.40	(.06)	.72	1.80
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.30)	(.21)	-
Redemption fees added to paid in capital E	- J	.01	.02	.02
Net asset value, end of period	$ 12.40	$ 12.00	$ 12.35	$ 11.82
Total ReturnB, C, D	3.33%	(.42)%	6.32%	18.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.66%A	2.58%	2.70%	4.32%
Expenses net of fee waivers, if any	2.45%A	2.45%	2.45%	2.45%
Expenses net of all reductions	2.44%A	2.45%	2.39%	2.39%
Net investment income (loss)	(1.25)%A	(.46)%	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,558	$ 1,750	$ 2,082	$ 1,474
Portfolio turnover rateG	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 12.52	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.07	.11	.15
Net realized and unrealized gain (loss)	.49	- I	.74	1.76
Total from investment operations	.47	.07	.85	1.91
Distributions from net investment income	-	(.09)	(.07)	(.01)
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.39)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.01	.02	.02
Net asset value, end of period	$ 12.68	$ 12.21	$ 12.52	$ 11.92
Total ReturnB, C	3.85%	.61%	7.37%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.59%A	1.48%	1.57%	3.02%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%A	1.45%	1.39%	1.39%
Net investment income (loss)	(.25)%A	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,131	$ 78,377	$ 96,731	$ 39,135
Portfolio turnover rateF	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 12.53	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.07	.11	.15
Net realized and unrealized gain (loss)	.48	- I	.75	1.76
Total from investment operations	.47	.07	.86	1.91
Distributions from net investment income	-	(.06)	(.07)	(.01)
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.36)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.01	.02	.02
Net asset value, end of period	$ 12.72	$ 12.25	$ 12.53	$ 11.92
Total ReturnB, C	3.84%	.61%	7.45%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.48%A	1.56%	1.60%	3.21%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%A	1.45%	1.39%	1.39%
Net investment income (loss)	(.25)%A	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,712	$ 481	$ 1,076	$ 1,825
Portfolio turnover rateF	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,717,276
Gross unrealized depreciation	(4,999,126)
Net unrealized appreciation (depreciation) on securities	$ 7,718,150

Tax cost	$ 75,388,550

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (322,648)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(72,847) and a change in net unrealized appreciation (depreciation) of $95,708 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,453,623 and $42,167,542, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,714	$ 254
Class T	.25%	.25%	5,039	65
Class C	.75%	.25%	7,644	2,274
			$ 18,397	$ 2,593

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,899
Class T	1,085
Class C*	18
$ 4,002

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 6,817.30
Class T	3,267.32
Class C	2,211.29
Emerging Markets Discovery	75,324.22
Institutional Class	464.14
	$ 88,083

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $123 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $63 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,121. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$ 4,713
Class T	1.95%	2,338
Class C	2.45%	1,591
Emerging Markets Discovery	1.45%	47,331
Institutional Class	1.45%	110
		$ 56,083

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,627 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Emerging Markets Discovery expenses during the period in the amount of $80.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ -	$ 23,688
Class T	-	2,475
Emerging Markets Discovery	-	646,254
Institutional Class	-	4,063
Total	$ -	$ 676,480
From net realized gain
Class A	$ -	$ 122,525
Class T	-	43,668
Class C	-	51,356
Emerging Markets Discovery	-	2,280,897
Institutional Class	-	22,163
Total	$ -	$ 2,520,609

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	102,836	147,354	$ 1,215,143	$ 1,789,001
Reinvestment of distributions	-	10,958	-	133,251
Shares redeemed	(56,935)	(205,580)	(670,113)	(2,490,439)
Net increase (decrease)	45,901	(47,268)	$ 545,030	$ (568,187)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	32,730	52,146	$ 383,593	$ 631,489
Reinvestment of distributions	-	3,566	-	43,325
Shares redeemed	(22,858)	(42,178)	(270,492)	(507,088)
Net increase (decrease)	9,872	13,534	$ 113,101	$ 167,726
Class C
Shares sold	24,800	92,257	$ 288,377	$ 1,143,008
Reinvestment of distributions	-	4,241	-	51,185
Shares redeemed	(44,958)	(119,225)	(524,229)	(1,424,170)
Net increase (decrease)	(20,158)	(22,727)	$ (235,852)	$ (229,977)
Emerging Markets Discovery
Shares sold	1,264,719	2,185,123	$ 14,974,838	$ 26,469,903
Reinvestment of distributions	-	205,996	-	2,506,974
Shares redeemed	(1,994,619)	(3,696,612)	(23,386,754)	(44,026,941)
Net increase (decrease)	(729,900)	(1,305,493)	$ (8,411,916)	$ (15,050,064)
Institutional Class
Shares sold	114,462	25,831	$ 1,393,729	$ 324,477
Reinvestment of distributions	-	824	-	10,052
Shares redeemed	(19,058)	(73,327)	(227,114)	(870,835)
Net increase (decrease)	95,404	(46,672)	$ 1,166,615	$ (536,306)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AEMDI-USAN-0615
1.931245.103
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Discovery

Fund - Class A, Class T,
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Emerging
Markets Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.70%
Actual		$ 1,000.00	$ 1,037.00	$ 8.59
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class T	1.95%
Actual		$ 1,000.00	$ 1,036.30	$ 9.85
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	2.45%
Actual		$ 1,000.00	$ 1,033.30	$ 12.35
HypotheticalA		$ 1,000.00	$ 1,012.65	$ 12.23
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 1,038.50	$ 7.33
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Institutional Class	1.45%
Actual		$ 1,000.00	$ 1,038.40	$ 7.33
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	2.1	1.9
Quinenco SA (Chile, Industrial Conglomerates)	1.7	2.0
Qingdao Haier Co. Ltd. (China, Household Durables)	1.7	0.0
Fila Korea Ltd. (Korea (South), Textiles, Apparel & Luxury Goods)	1.5	1.4
DGB Financial Group Co. Ltd. (Korea (South), Banks)	1.5	1.2
	8.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	17.2	17.4
Financials	17.2	18.2
Information Technology	15.9	13.4
Consumer Discretionary	15.3	16.9
Materials	10.1	9.8
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	13.7	14.1
India	12.7	14.9
Cayman Islands	12.0	14.1
Taiwan	8.2	6.4
Mexico	5.6	5.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks and Equity Futures 98.4%	Stocks 94.9%
Short-Term Investments and Net Other Assets (Liabilities) 1.6%	Short-Term Investments and Net Other Assets (Liabilities) 5.1%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Argentina - 0.4%
Banco Macro SA sponsored ADR	5,600	$ 309,400
Bailiwick of Jersey - 0.6%
West China Cement Ltd.	3,088,000	529,903
Bangladesh - 0.3%
Titas Gas Transmission & Distribution Co. Ltd. (a)	270,704	228,225
Bermuda - 5.3%
Aquarius Platinum Ltd. (Australia) (a)	1,441,115	193,872
China Resources Gas Group Ltd.	62,000	215,985
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	23,100	533,610
PAX Global Technology Ltd. (a)	569,000	829,580
Shangri-La Asia Ltd.	580,000	883,034
Vtech Holdings Ltd.	41,200	573,570
Yue Yuen Industrial (Holdings) Ltd.	295,000	1,122,824
TOTAL BERMUDA		4,352,475
Brazil - 2.7%
Companhia de Saneamento de Minas Gerais	41,490	249,936
Cosan SA Industria e Comercio	29,720	290,991
Direcional Engenharia SA	134,000	283,748
Fibria Celulose SA (a)	51,300	719,370
Minerva SA (a)	70,700	205,791
QGEP Participacoes SA	206,100	496,618
TOTAL BRAZIL		2,246,454
British Virgin Islands - 0.8%
Luxoft Holding, Inc. (a)	13,400	694,522
Canada - 1.2%
Pan American Silver Corp.	49,300	469,336
Torex Gold Resources, Inc. (a)	528,700	490,795
TOTAL CANADA		960,131
Cayman Islands - 12.0%
58.com, Inc. ADR (a)(d)	13,100	999,268
China Cord Blood Corp. (a)	102,400	645,120
Cosmo Lady (China) Holdings Co. Ltd.	774,000	651,113
ENN Energy Holdings Ltd.	120,450	870,287
Haitian International Holdings Ltd.	315,000	785,209
Lee's Pharmaceutical Holdings Ltd.	391,500	726,370
Pico Far East Holdings Ltd.	2,320,000	673,501
PW Medtech Group Ltd. (a)	1,232,000	529,325
Semiconductor Manufacturing International Corp. (a)	5,083,000	560,180
Shenzhou International Group Holdings Ltd.	75,000	353,685
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Silergy Corp.	46,520	$ 461,767
SINA Corp. (a)	6,000	263,970
SITC International Holdings Co. Ltd.	1,642,000	1,218,172
SouFun Holdings Ltd. ADR	45,300	374,631
Uni-President China Holdings Ltd.	1,007,000	814,638
TOTAL CAYMAN ISLANDS		9,927,236
Chile - 3.0%
Compania Cervecerias Unidas SA sponsored ADR (d)	6,500	142,155
Empresas CMPC SA	65,434	185,920
Inversiones La Construccion SA	21,155	270,814
Quinenco SA	668,809	1,454,399
Vina Concha y Toro SA	231,088	470,601
TOTAL CHILE		2,523,889
China - 5.5%
BBMG Corp. (H Shares)	686,500	852,085
China Machinery Engineering Co. (H Shares)	703,000	936,057
Qingdao Haier Co. Ltd.	321,443	1,404,901
Tong Ren Tang Technologies Co. Ltd. (H Shares)	398,000	696,322
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	82,500	705,724
TOTAL CHINA		4,595,089
Colombia - 0.3%
Organizacion Terpel SA	35,099	227,805
Cyprus - 1.2%
Global Ports Investment PLC GDR (Reg. S)	140,600	986,028
Egypt - 0.8%
Citadel Capital Corp. (a)	1,411,500	429,182
Edita Food Industries SAE (a)	75,768	252,724
TOTAL EGYPT		681,906
Greece - 0.7%
Titan Cement Co. SA (Reg.)	22,760	574,037
Hong Kong - 4.8%
China Power International Development Ltd.	723,100	467,416
China Resources Enterprise Ltd.	226,000	693,989
Far East Horizon Ltd.	976,000	1,035,116
Techtronic Industries Co. Ltd.	497,000	1,766,626
TOTAL HONG KONG		3,963,147
Common Stocks - continued
	Shares	Value
India - 12.7%
Adani Ports & Special Economic Zone	137,575	$ 687,467
CMC Ltd.	22,977	679,084
Edelweiss Financial Services Ltd.	290,866	283,095
Exide Industries Ltd.	326,672	881,866
GAIL India Ltd. (a)	39,133	221,875
Grasim Industries Ltd.	14,102	878,948
IDFC Ltd. (a)	82,557	229,860
Iifl Holdings Ltd. (a)	239,330	656,063
JK Cement Ltd.	45,122	458,337
KPIT Cummins Infosystems Ltd. (a)	189,802	313,909
Lupin Ltd.	20,100	560,654
Mahindra Lifespace Developers Ltd.	69,028	507,925
MindTree Consulting Ltd.	18,193	349,072
Power Grid Corp. of India Ltd.	110,237	261,181
Solar Industries India Ltd.	7,246	386,218
Tech Mahindra Ltd.	78,692	769,426
The Jammu & Kashmir Bank Ltd.	237,424	358,858
Torrent Pharmaceuticals Ltd.	26,557	502,261
VST Industries Ltd. (a)	16,290	415,557
Yes Bank Ltd.	85,003	1,122,869
TOTAL INDIA		10,524,525
Indonesia - 0.7%
PT Panin Life Tbk (a)	22,854,400	576,539
Israel - 1.0%
Bezeq The Israel Telecommunication Corp. Ltd.	127,360	241,488
NICE Systems Ltd. sponsored ADR	10,500	628,425
TOTAL ISRAEL		869,913
Korea (South) - 13.1%
AMOREPACIFIC Group, Inc.	468	708,229
BGFretail Co. Ltd.	3,297	359,664
Binggrea Co. Ltd.	3,820	304,647
Daewoo International Corp.	34,154	995,660
DGB Financial Group Co. Ltd.	108,382	1,222,569
E-Mart Co. Ltd.	2,408	495,188
Fila Korea Ltd.	12,863	1,253,925
Hyundai HCN	61,106	301,811
Hyundai Industrial Development & Construction Co.	19,634	1,044,488
Hyundai Wia Corp.	4,980	705,081
Korean Reinsurance Co.	100,712	1,112,674
Leeno Industrial, Inc.	14,995	640,390
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Medy-Tox, Inc.	1,735	$ 598,570
Nice Information & Telecom, Inc.	9,318	275,532
Sansung Life & Science Co. Ltd. (a)	4,338	333,875
Sungshin Cement Manufacturing Co. Ltd. (a)	43,092	478,084
TOTAL KOREA (SOUTH)		10,830,387
Malaysia - 0.7%
Top Glove Corp. Bhd	371,000	583,186
Mexico - 5.6%
Banregio Grupo Financiero S.A.B. de CV	185,100	1,061,472
Grupo Aeroportuario del Pacifico SA de CV Series B	87,100	620,123
Grupo Aeroportuario Norte S.A.B. de CV	90,200	450,471
Grupo Comercial Chedraui S.A.B. de CV	53,900	161,749
Industrias Penoles SA de CV	32,855	557,242
Macquarie Mexican (REIT)	750,672	1,138,094
Megacable Holdings S.A.B. de CV unit	148,300	617,192
TOTAL MEXICO		4,606,343
Nigeria - 1.0%
Transnational Corp. of Nigeria PLC	20,485,680	329,418
Zenith Bank PLC	4,660,187	495,291
TOTAL NIGERIA		824,709
Pakistan - 0.3%
Habib Bank Ltd.	125,700	247,976
Panama - 0.9%
Copa Holdings SA Class A	6,700	742,963
Philippines - 2.5%
Alliance Global Group, Inc.	1,602,000	912,043
Metro Pacific Investments Corp.	2,574,800	261,433
Nickel Asia Corp.	703,050	358,498
Robinsons Land Corp.	794,400	533,280
TOTAL PHILIPPINES		2,065,254
Puerto Rico - 0.3%
EVERTEC, Inc.	11,400	236,322
Russia - 0.7%
E.ON Russia JSC (a)	4,644,000	283,995
Sistema JSFC sponsored GDR	34,900	262,178
TOTAL RUSSIA		546,173
Common Stocks - continued
	Shares	Value
Singapore - 0.3%
First Resources Ltd.	189,600	$ 255,054
South Africa - 0.8%
Alexander Forbes Group Holding (a)	341,805	283,012
JSE Ltd.	29,500	330,008
Reunert Ltd.	9,711	49,509
TOTAL SOUTH AFRICA		662,529
Sri Lanka - 0.6%
John Keells Holdings Ltd.	340,102	526,099
Taiwan - 8.2%
Advantech Co. Ltd.	71,000	587,687
ASPEED Tech, Inc.	5,902	54,345
Brogent Technologies, Inc.	46,000	585,026
Chicony Electronics Co. Ltd.	170,120	491,596
Chroma ATE, Inc.	296,000	715,209
Cleanaway Co. Ltd.	126,000	781,689
Cub Elecparts, Inc.	47,000	598,511
EPISTAR Corp.	178,000	278,979
Everlight Electronics Co. Ltd.	171,000	396,428
GeoVision, Inc.	8,300	28,998
Lextar Electronics Corp.	296,000	268,687
MJC Probe, Inc.	142,000	426,566
St.Shine Optical Co. Ltd.	27,000	478,711
Universal Cement Corp.	392,000	419,186
Voltronic Power Technology Corp.	57,000	710,034
TOTAL TAIWAN		6,821,652
Thailand - 1.4%
Jasmine Broadband Internet Infrastructure Fund (a)	1,224,300	351,074
Thai Union Frozen Products PCL (For. Reg.)	819,200	507,106
TISCO Financial Group PCL	194,100	266,516
TOTAL THAILAND		1,124,696
Turkey - 2.4%
Aksa Akrilik Kimya Sanayii	234,000	945,596
Aselsan A/S	130,000	678,553
Tupras Turkiye Petrol Rafinelleri A/S	13,576	329,672
TOTAL TURKEY		1,953,821
Uganda - 0.4%
Umeme Ltd.	2,130,383	341,658
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.4%
National Bank of Ras Al-Khaimah PSC (a)	137,907	$ 300,373
Vietnam - 0.3%
FTP Corp.	104,000	248,078
TOTAL COMMON STOCKS (Cost $70,067,903)		77,688,497
Nonconvertible Preferred Stocks - 1.1%

Brazil - 0.5%
Banco do Estado Rio Grande do Sul SA	100,300	389,156
Korea (South) - 0.6%
LG Chemical Ltd.	2,835	484,296
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $898,134)		873,452
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 5/14/15 to 7/30/15 (e) (Cost $109,998)	$ 110,000	110,000
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	3,542,451	3,542,451
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	892,300	892,300
TOTAL MONEY MARKET FUNDS (Cost $4,434,751)		4,434,751
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $75,510,786)		83,106,700
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(374,101)
NET ASSETS - 100%		$ 82,732,599
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
54 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	$ 2,804,490	$ 95,708

The face value of futures purchased as a percentage of net assets is 3.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $110,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,263
Fidelity Securities Lending Cash Central Fund	4,121
Total	$ 6,384
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,671,219	$ 12,671,219	$ -	$ -
Consumer Staples	5,787,092	5,078,863	-	708,229
Energy	1,345,506	1,345,506	-	-
Financials	14,102,067	13,872,207	229,860	-
Health Care	5,320,519	5,320,519	-	-
Industrials	14,284,688	13,298,660	986,028	-
Information Technology	13,264,857	12,704,677	560,180	-
Materials	8,370,002	6,917,017	1,452,985	-
Telecommunication Services	503,666	241,488	262,178	-
Utilities	2,912,333	2,651,152	261,181	-
Government Obligations	110,000	-	110,000	-
Money Market Funds	4,434,751	4,434,751	-	-
Total Investments in Securities:	$ 83,106,700	$ 78,536,059	$ 3,862,412	$ 708,229
Derivative Instruments:
Assets
Futures Contracts	$ 95,708	$ 95,708	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 31,005,457
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	120,396
Net Unrealized Gain (Loss) on Investment Securities	131,349
Cost of Purchases	-
Proceeds of Sales	(490,405)
Amortization/Accretion	-
Transfers into Level 3	946,889
Transfers out of Level 3	-
Ending Balance	$ 708,229
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 131,349

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 95,708	$ -
Total Value of Derivatives	$ 95,708	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $867,564) - See accompanying schedule: Unaffiliated issuers (cost $71,076,035)	$ 78,671,949
Fidelity Central Funds (cost $4,434,751)	4,434,751
Total Investments (cost $75,510,786)		$ 83,106,700
Foreign currency held at value (cost $584,022)		584,048
Receivable for investments sold		1,544,236
Receivable for fund shares sold		115,304
Dividends receivable		84,312
Distributions receivable from Fidelity Central Funds		741
Prepaid expenses		64
Receivable from investment adviser for expense reductions		1,459
Other receivables		81,873
Total assets		85,518,737

Liabilities
Payable to custodian bank	$ 468,793
Payable for investments purchased	927,793
Payable for fund shares redeemed	192,152
Accrued management fee	57,078
Distribution and service plan fees payable	3,216
Payable for daily variation margin for derivative instruments	44,820
Other affiliated payables	17,861
Other payables and accrued expenses	182,125
Collateral on securities loaned, at value	892,300
Total liabilities		2,786,138

Net Assets		$ 82,732,599
Net Assets consist of:
Paid in capital		$ 79,691,502
Accumulated net investment loss		(117,503)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,425,137)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,583,737
Net Assets		$ 82,732,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,102,860 ÷ 404,274 shares)	$ 12.62

Maximum offering price per share (100/94.25 of $12.62)	$ 13.39
Class T: Net Asset Value and redemption price per share ($2,228,130 ÷ 177,289 shares)	$ 12.57

Maximum offering price per share (100/96.50 of $12.57)	$ 13.03
Class C: Net Asset Value and offering price per share ($1,558,358 ÷ 125,676 shares)A	$ 12.40

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($72,130,765 ÷ 5,688,442 shares)	$ 12.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,712,486 ÷ 134,656 shares)	$ 12.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 595,584
Interest		6
Income from Fidelity Central Funds		6,384
Income before foreign taxes withheld		601,974
Less foreign taxes withheld		(135,896)
Total income		466,078

Expenses
Management fee	$ 332,869
Transfer agent fees	88,083
Distribution and service plan fees	18,397
Accounting and security lending fees	20,398
Custodian fees and expenses	104,377
Independent trustees' compensation	158
Registration fees	27,284
Audit	50,428
Legal	129
Miscellaneous	422
Total expenses before reductions	642,545
Expense reductions	(58,790)	583,755
Net investment income (loss)		(117,677)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $195,361)	(3,638,688)
Foreign currency transactions	(97,066)
Futures contracts	(72,847)
Total net realized gain (loss)		(3,808,601)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $166,476)	6,351,302
Assets and liabilities in foreign currencies	19,898
Futures contracts	95,708
Total change in net unrealized appreciation (depreciation)		6,466,908
Net gain (loss)		2,658,307
Net increase (decrease) in net assets resulting from operations		$ 2,540,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (117,677)	$ 451,642
Net realized gain (loss)	(3,808,601)	(250,198)
Change in net unrealized appreciation (depreciation)	6,466,908	(701,823)
Net increase (decrease) in net assets resulting from operations	2,540,630	(500,379)
Distributions to shareholders from net investment income	-	(676,480)
Distributions to shareholders from net realized gain	-	(2,520,609)
Total distributions	-	(3,197,089)
Share transactions - net increase (decrease)	(6,823,022)	(16,216,808)
Redemption fees	13,955	46,780
Total increase (decrease) in net assets	(4,268,437)	(19,867,496)

Net Assets
Beginning of period	87,001,036	106,868,532
End of period (including accumulated net investment loss of $117,503 and undistributed net investment income of $174, respectively)	$ 82,732,599	$ 87,001,036

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 12.49	$ 11.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.04	.08	.12
Net realized and unrealized gain (loss)	.48	(.01)	.75	1.76
Total from investment operations	.45	.03	.83	1.88
Distributions from net investment income	-	(.06)	(.04)	(.01)
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.36)	(.25) K	(.01)
Redemption fees added to paid in capital E	- J	.01	.02	.02
Net asset value, end of period	$ 12.62	$ 12.17	$ 12.49	$ 11.89
Total ReturnB, C, D	3.70%	.31%	7.20%	19.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90%A	1.82%	1.87%	3.49%
Expenses net of fee waivers, if any	1.70%A	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%A	1.70%	1.64%	1.64%
Net investment income (loss)	(.50)%A	.29%	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,103	$ 4,362	$ 5,065	$ 1,671
Portfolio turnover rateG	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 12.44	$ 11.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	- J	.05	.10
Net realized and unrealized gain (loss)	.48	- J	.74	1.75
Total from investment operations	.44	- J	.79	1.85
Distributions from net investment income	-	(.02)	(.03)	- J
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.32)	(.24) K	- J
Redemption fees added to paid in capital E	- J	.01	.02	.02
Net asset value, end of period	$ 12.57	$ 12.13	$ 12.44	$ 11.87
Total ReturnB, C, D	3.63%	.05%	6.87%	18.75%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.10%	2.19%	3.77%
Expenses net of fee waivers, if any	1.95%A	1.95%	1.95%	1.95%
Expenses net of all reductions	1.94%A	1.95%	1.89%	1.89%
Net investment income (loss)	(.75)%A	.04%	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,228	$ 2,031	$ 1,914	$ 1,700
Portfolio turnover rateG	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 12.35	$ 11.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.06)	(.02)	.04
Net realized and unrealized gain (loss)	.47	- J	.74	1.76
Total from investment operations	.40	(.06)	.72	1.80
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.30)	(.21)	-
Redemption fees added to paid in capital E	- J	.01	.02	.02
Net asset value, end of period	$ 12.40	$ 12.00	$ 12.35	$ 11.82
Total ReturnB, C, D	3.33%	(.42)%	6.32%	18.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.66%A	2.58%	2.70%	4.32%
Expenses net of fee waivers, if any	2.45%A	2.45%	2.45%	2.45%
Expenses net of all reductions	2.44%A	2.45%	2.39%	2.39%
Net investment income (loss)	(1.25)%A	(.46)%	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,558	$ 1,750	$ 2,082	$ 1,474
Portfolio turnover rateG	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 12.52	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.07	.11	.15
Net realized and unrealized gain (loss)	.49	- I	.74	1.76
Total from investment operations	.47	.07	.85	1.91
Distributions from net investment income	-	(.09)	(.07)	(.01)
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.39)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.01	.02	.02
Net asset value, end of period	$ 12.68	$ 12.21	$ 12.52	$ 11.92
Total ReturnB, C	3.85%	.61%	7.37%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.59%A	1.48%	1.57%	3.02%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%A	1.45%	1.39%	1.39%
Net investment income (loss)	(.25)%A	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,131	$ 78,377	$ 96,731	$ 39,135
Portfolio turnover rateF	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 12.53	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.07	.11	.15
Net realized and unrealized gain (loss)	.48	- I	.75	1.76
Total from investment operations	.47	.07	.86	1.91
Distributions from net investment income	-	(.06)	(.07)	(.01)
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.36)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.01	.02	.02
Net asset value, end of period	$ 12.72	$ 12.25	$ 12.53	$ 11.92
Total ReturnB, C	3.84%	.61%	7.45%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.48%A	1.56%	1.60%	3.21%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%A	1.45%	1.39%	1.39%
Net investment income (loss)	(.25)%A	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,712	$ 481	$ 1,076	$ 1,825
Portfolio turnover rateF	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,717,276
Gross unrealized depreciation	(4,999,126)
Net unrealized appreciation (depreciation) on securities	$ 7,718,150

Tax cost	$ 75,388,550

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (322,648)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(72,847) and a change in net unrealized appreciation (depreciation) of $95,708 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,453,623 and $42,167,542, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,714	$ 254
Class T	.25%	.25%	5,039	65
Class C	.75%	.25%	7,644	2,274
			$ 18,397	$ 2,593

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,899
Class T	1,085
Class C*	18
$ 4,002

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 6,817.30
Class T	3,267.32
Class C	2,211.29
Emerging Markets Discovery	75,324.22
Institutional Class	464.14
	$ 88,083

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $123 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $63 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,121. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$ 4,713
Class T	1.95%	2,338
Class C	2.45%	1,591
Emerging Markets Discovery	1.45%	47,331
Institutional Class	1.45%	110
		$ 56,083

Semiannual Report

9. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,627 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Emerging Markets Discovery expenses during the period in the amount of $80.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ -	$ 23,688
Class T	-	2,475
Emerging Markets Discovery	-	646,254
Institutional Class	-	4,063
Total	$ -	$ 676,480
From net realized gain
Class A	$ -	$ 122,525
Class T	-	43,668
Class C	-	51,356
Emerging Markets Discovery	-	2,280,897
Institutional Class	-	22,163
Total	$ -	$ 2,520,609

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	102,836	147,354	$ 1,215,143	$ 1,789,001
Reinvestment of distributions	-	10,958	-	133,251
Shares redeemed	(56,935)	(205,580)	(670,113)	(2,490,439)
Net increase (decrease)	45,901	(47,268)	$ 545,030	$ (568,187)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	32,730	52,146	$ 383,593	$ 631,489
Reinvestment of distributions	-	3,566	-	43,325
Shares redeemed	(22,858)	(42,178)	(270,492)	(507,088)
Net increase (decrease)	9,872	13,534	$ 113,101	$ 167,726
Class C
Shares sold	24,800	92,257	$ 288,377	$ 1,143,008
Reinvestment of distributions	-	4,241	-	51,185
Shares redeemed	(44,958)	(119,225)	(524,229)	(1,424,170)
Net increase (decrease)	(20,158)	(22,727)	$ (235,852)	$ (229,977)
Emerging Markets Discovery
Shares sold	1,264,719	2,185,123	$ 14,974,838	$ 26,469,903
Reinvestment of distributions	-	205,996	-	2,506,974
Shares redeemed	(1,994,619)	(3,696,612)	(23,386,754)	(44,026,941)
Net increase (decrease)	(729,900)	(1,305,493)	$ (8,411,916)	$ (15,050,064)
Institutional Class
Shares sold	114,462	25,831	$ 1,393,729	$ 324,477
Reinvestment of distributions	-	824	-	10,052
Shares redeemed	(19,058)	(73,327)	(227,114)	(870,835)
Net increase (decrease)	95,404	(46,672)	$ 1,166,615	$ (536,306)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AEMD-USAN-0615
1.931252.103
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Emerging Markets Discovery

Fund
and Fidelity®

Total Emerging Markets

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Fidelity® Emerging Markets Discovery Fund
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Fidelity Total Emerging Markets Fund
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.70%
Actual		$ 1,000.00	$ 1,037.00	$ 8.59
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class T	1.95%
Actual		$ 1,000.00	$ 1,036.30	$ 9.85
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	2.45%
Actual		$ 1,000.00	$ 1,033.30	$ 12.35
HypotheticalA		$ 1,000.00	$ 1,012.65	$ 12.23
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 1,038.50	$ 7.33
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Institutional Class	1.45%
Actual		$ 1,000.00	$ 1,038.40	$ 7.33
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	2.1	1.9
Quinenco SA (Chile, Industrial Conglomerates)	1.7	2.0
Qingdao Haier Co. Ltd. (China, Household Durables)	1.7	0.0
Fila Korea Ltd. (Korea (South), Textiles, Apparel & Luxury Goods)	1.5	1.4
DGB Financial Group Co. Ltd. (Korea (South), Banks)	1.5	1.2
	8.5
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	17.2	17.4
Financials	17.2	18.2
Information Technology	15.9	13.4
Consumer Discretionary	15.3	16.9
Materials	10.1	9.8
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	13.7	14.1
India	12.7	14.9
Cayman Islands	12.0	14.1
Taiwan	8.2	6.4
Mexico	5.6	5.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks and Equity Futures 98.4%	Stocks 94.9%
Short-Term Investments and Net Other Assets (Liabilities) 1.6%	Short-Term Investments and Net Other Assets (Liabilities) 5.1%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Argentina - 0.4%
Banco Macro SA sponsored ADR	5,600	$ 309,400
Bailiwick of Jersey - 0.6%
West China Cement Ltd.	3,088,000	529,903
Bangladesh - 0.3%
Titas Gas Transmission & Distribution Co. Ltd. (a)	270,704	228,225
Bermuda - 5.3%
Aquarius Platinum Ltd. (Australia) (a)	1,441,115	193,872
China Resources Gas Group Ltd.	62,000	215,985
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	23,100	533,610
PAX Global Technology Ltd. (a)	569,000	829,580
Shangri-La Asia Ltd.	580,000	883,034
Vtech Holdings Ltd.	41,200	573,570
Yue Yuen Industrial (Holdings) Ltd.	295,000	1,122,824
TOTAL BERMUDA		4,352,475
Brazil - 2.7%
Companhia de Saneamento de Minas Gerais	41,490	249,936
Cosan SA Industria e Comercio	29,720	290,991
Direcional Engenharia SA	134,000	283,748
Fibria Celulose SA (a)	51,300	719,370
Minerva SA (a)	70,700	205,791
QGEP Participacoes SA	206,100	496,618
TOTAL BRAZIL		2,246,454
British Virgin Islands - 0.8%
Luxoft Holding, Inc. (a)	13,400	694,522
Canada - 1.2%
Pan American Silver Corp.	49,300	469,336
Torex Gold Resources, Inc. (a)	528,700	490,795
TOTAL CANADA		960,131
Cayman Islands - 12.0%
58.com, Inc. ADR (a)(d)	13,100	999,268
China Cord Blood Corp. (a)	102,400	645,120
Cosmo Lady (China) Holdings Co. Ltd.	774,000	651,113
ENN Energy Holdings Ltd.	120,450	870,287
Haitian International Holdings Ltd.	315,000	785,209
Lee's Pharmaceutical Holdings Ltd.	391,500	726,370
Pico Far East Holdings Ltd.	2,320,000	673,501
PW Medtech Group Ltd. (a)	1,232,000	529,325
Semiconductor Manufacturing International Corp. (a)	5,083,000	560,180
Shenzhou International Group Holdings Ltd.	75,000	353,685
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Silergy Corp.	46,520	$ 461,767
SINA Corp. (a)	6,000	263,970
SITC International Holdings Co. Ltd.	1,642,000	1,218,172
SouFun Holdings Ltd. ADR	45,300	374,631
Uni-President China Holdings Ltd.	1,007,000	814,638
TOTAL CAYMAN ISLANDS		9,927,236
Chile - 3.0%
Compania Cervecerias Unidas SA sponsored ADR (d)	6,500	142,155
Empresas CMPC SA	65,434	185,920
Inversiones La Construccion SA	21,155	270,814
Quinenco SA	668,809	1,454,399
Vina Concha y Toro SA	231,088	470,601
TOTAL CHILE		2,523,889
China - 5.5%
BBMG Corp. (H Shares)	686,500	852,085
China Machinery Engineering Co. (H Shares)	703,000	936,057
Qingdao Haier Co. Ltd.	321,443	1,404,901
Tong Ren Tang Technologies Co. Ltd. (H Shares)	398,000	696,322
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	82,500	705,724
TOTAL CHINA		4,595,089
Colombia - 0.3%
Organizacion Terpel SA	35,099	227,805
Cyprus - 1.2%
Global Ports Investment PLC GDR (Reg. S)	140,600	986,028
Egypt - 0.8%
Citadel Capital Corp. (a)	1,411,500	429,182
Edita Food Industries SAE (a)	75,768	252,724
TOTAL EGYPT		681,906
Greece - 0.7%
Titan Cement Co. SA (Reg.)	22,760	574,037
Hong Kong - 4.8%
China Power International Development Ltd.	723,100	467,416
China Resources Enterprise Ltd.	226,000	693,989
Far East Horizon Ltd.	976,000	1,035,116
Techtronic Industries Co. Ltd.	497,000	1,766,626
TOTAL HONG KONG		3,963,147
Common Stocks - continued
	Shares	Value
India - 12.7%
Adani Ports & Special Economic Zone	137,575	$ 687,467
CMC Ltd.	22,977	679,084
Edelweiss Financial Services Ltd.	290,866	283,095
Exide Industries Ltd.	326,672	881,866
GAIL India Ltd. (a)	39,133	221,875
Grasim Industries Ltd.	14,102	878,948
IDFC Ltd. (a)	82,557	229,860
Iifl Holdings Ltd. (a)	239,330	656,063
JK Cement Ltd.	45,122	458,337
KPIT Cummins Infosystems Ltd. (a)	189,802	313,909
Lupin Ltd.	20,100	560,654
Mahindra Lifespace Developers Ltd.	69,028	507,925
MindTree Consulting Ltd.	18,193	349,072
Power Grid Corp. of India Ltd.	110,237	261,181
Solar Industries India Ltd.	7,246	386,218
Tech Mahindra Ltd.	78,692	769,426
The Jammu & Kashmir Bank Ltd.	237,424	358,858
Torrent Pharmaceuticals Ltd.	26,557	502,261
VST Industries Ltd. (a)	16,290	415,557
Yes Bank Ltd.	85,003	1,122,869
TOTAL INDIA		10,524,525
Indonesia - 0.7%
PT Panin Life Tbk (a)	22,854,400	576,539
Israel - 1.0%
Bezeq The Israel Telecommunication Corp. Ltd.	127,360	241,488
NICE Systems Ltd. sponsored ADR	10,500	628,425
TOTAL ISRAEL		869,913
Korea (South) - 13.1%
AMOREPACIFIC Group, Inc.	468	708,229
BGFretail Co. Ltd.	3,297	359,664
Binggrea Co. Ltd.	3,820	304,647
Daewoo International Corp.	34,154	995,660
DGB Financial Group Co. Ltd.	108,382	1,222,569
E-Mart Co. Ltd.	2,408	495,188
Fila Korea Ltd.	12,863	1,253,925
Hyundai HCN	61,106	301,811
Hyundai Industrial Development & Construction Co.	19,634	1,044,488
Hyundai Wia Corp.	4,980	705,081
Korean Reinsurance Co.	100,712	1,112,674
Leeno Industrial, Inc.	14,995	640,390
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Medy-Tox, Inc.	1,735	$ 598,570
Nice Information & Telecom, Inc.	9,318	275,532
Sansung Life & Science Co. Ltd. (a)	4,338	333,875
Sungshin Cement Manufacturing Co. Ltd. (a)	43,092	478,084
TOTAL KOREA (SOUTH)		10,830,387
Malaysia - 0.7%
Top Glove Corp. Bhd	371,000	583,186
Mexico - 5.6%
Banregio Grupo Financiero S.A.B. de CV	185,100	1,061,472
Grupo Aeroportuario del Pacifico SA de CV Series B	87,100	620,123
Grupo Aeroportuario Norte S.A.B. de CV	90,200	450,471
Grupo Comercial Chedraui S.A.B. de CV	53,900	161,749
Industrias Penoles SA de CV	32,855	557,242
Macquarie Mexican (REIT)	750,672	1,138,094
Megacable Holdings S.A.B. de CV unit	148,300	617,192
TOTAL MEXICO		4,606,343
Nigeria - 1.0%
Transnational Corp. of Nigeria PLC	20,485,680	329,418
Zenith Bank PLC	4,660,187	495,291
TOTAL NIGERIA		824,709
Pakistan - 0.3%
Habib Bank Ltd.	125,700	247,976
Panama - 0.9%
Copa Holdings SA Class A	6,700	742,963
Philippines - 2.5%
Alliance Global Group, Inc.	1,602,000	912,043
Metro Pacific Investments Corp.	2,574,800	261,433
Nickel Asia Corp.	703,050	358,498
Robinsons Land Corp.	794,400	533,280
TOTAL PHILIPPINES		2,065,254
Puerto Rico - 0.3%
EVERTEC, Inc.	11,400	236,322
Russia - 0.7%
E.ON Russia JSC (a)	4,644,000	283,995
Sistema JSFC sponsored GDR	34,900	262,178
TOTAL RUSSIA		546,173
Common Stocks - continued
	Shares	Value
Singapore - 0.3%
First Resources Ltd.	189,600	$ 255,054
South Africa - 0.8%
Alexander Forbes Group Holding (a)	341,805	283,012
JSE Ltd.	29,500	330,008
Reunert Ltd.	9,711	49,509
TOTAL SOUTH AFRICA		662,529
Sri Lanka - 0.6%
John Keells Holdings Ltd.	340,102	526,099
Taiwan - 8.2%
Advantech Co. Ltd.	71,000	587,687
ASPEED Tech, Inc.	5,902	54,345
Brogent Technologies, Inc.	46,000	585,026
Chicony Electronics Co. Ltd.	170,120	491,596
Chroma ATE, Inc.	296,000	715,209
Cleanaway Co. Ltd.	126,000	781,689
Cub Elecparts, Inc.	47,000	598,511
EPISTAR Corp.	178,000	278,979
Everlight Electronics Co. Ltd.	171,000	396,428
GeoVision, Inc.	8,300	28,998
Lextar Electronics Corp.	296,000	268,687
MJC Probe, Inc.	142,000	426,566
St.Shine Optical Co. Ltd.	27,000	478,711
Universal Cement Corp.	392,000	419,186
Voltronic Power Technology Corp.	57,000	710,034
TOTAL TAIWAN		6,821,652
Thailand - 1.4%
Jasmine Broadband Internet Infrastructure Fund (a)	1,224,300	351,074
Thai Union Frozen Products PCL (For. Reg.)	819,200	507,106
TISCO Financial Group PCL	194,100	266,516
TOTAL THAILAND		1,124,696
Turkey - 2.4%
Aksa Akrilik Kimya Sanayii	234,000	945,596
Aselsan A/S	130,000	678,553
Tupras Turkiye Petrol Rafinelleri A/S	13,576	329,672
TOTAL TURKEY		1,953,821
Uganda - 0.4%
Umeme Ltd.	2,130,383	341,658
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.4%
National Bank of Ras Al-Khaimah PSC (a)	137,907	$ 300,373
Vietnam - 0.3%
FTP Corp.	104,000	248,078
TOTAL COMMON STOCKS (Cost $70,067,903)		77,688,497
Nonconvertible Preferred Stocks - 1.1%

Brazil - 0.5%
Banco do Estado Rio Grande do Sul SA	100,300	389,156
Korea (South) - 0.6%
LG Chemical Ltd.	2,835	484,296
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $898,134)		873,452
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 5/14/15 to 7/30/15 (e) (Cost $109,998)	$ 110,000	110,000
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	3,542,451	3,542,451
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	892,300	892,300
TOTAL MONEY MARKET FUNDS (Cost $4,434,751)		4,434,751
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $75,510,786)		83,106,700
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(374,101)
NET ASSETS - 100%		$ 82,732,599
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
54 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	$ 2,804,490	$ 95,708

The face value of futures purchased as a percentage of net assets is 3.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $110,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,263
Fidelity Securities Lending Cash Central Fund	4,121
Total	$ 6,384
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,671,219	$ 12,671,219	$ -	$ -
Consumer Staples	5,787,092	5,078,863	-	708,229
Energy	1,345,506	1,345,506	-	-
Financials	14,102,067	13,872,207	229,860	-
Health Care	5,320,519	5,320,519	-	-
Industrials	14,284,688	13,298,660	986,028	-
Information Technology	13,264,857	12,704,677	560,180	-
Materials	8,370,002	6,917,017	1,452,985	-
Telecommunication Services	503,666	241,488	262,178	-
Utilities	2,912,333	2,651,152	261,181	-
Government Obligations	110,000	-	110,000	-
Money Market Funds	4,434,751	4,434,751	-	-
Total Investments in Securities:	$ 83,106,700	$ 78,536,059	$ 3,862,412	$ 708,229
Derivative Instruments:
Assets
Futures Contracts	$ 95,708	$ 95,708	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 31,005,457
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	120,396
Net Unrealized Gain (Loss) on Investment Securities	131,349
Cost of Purchases	-
Proceeds of Sales	(490,405)
Amortization/Accretion	-
Transfers into Level 3	946,889
Transfers out of Level 3	-
Ending Balance	$ 708,229
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 131,349

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 95,708	$ -
Total Value of Derivatives	$ 95,708	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $867,564) - See accompanying schedule: Unaffiliated issuers (cost $71,076,035)	$ 78,671,949
Fidelity Central Funds (cost $4,434,751)	4,434,751
Total Investments (cost $75,510,786)		$ 83,106,700
Foreign currency held at value (cost $584,022)		584,048
Receivable for investments sold		1,544,236
Receivable for fund shares sold		115,304
Dividends receivable		84,312
Distributions receivable from Fidelity Central Funds		741
Prepaid expenses		64
Receivable from investment adviser for expense reductions		1,459
Other receivables		81,873
Total assets		85,518,737

Liabilities
Payable to custodian bank	$ 468,793
Payable for investments purchased	927,793
Payable for fund shares redeemed	192,152
Accrued management fee	57,078
Distribution and service plan fees payable	3,216
Payable for daily variation margin for derivative instruments	44,820
Other affiliated payables	17,861
Other payables and accrued expenses	182,125
Collateral on securities loaned, at value	892,300
Total liabilities		2,786,138

Net Assets		$ 82,732,599
Net Assets consist of:
Paid in capital		$ 79,691,502
Accumulated net investment loss		(117,503)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,425,137)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,583,737
Net Assets		$ 82,732,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,102,860 ÷ 404,274 shares)	$ 12.62

Maximum offering price per share (100/94.25 of $12.62)	$ 13.39
Class T: Net Asset Value and redemption price per share ($2,228,130 ÷ 177,289 shares)	$ 12.57

Maximum offering price per share (100/96.50 of $12.57)	$ 13.03
Class C: Net Asset Value and offering price per share ($1,558,358 ÷ 125,676 shares)A	$ 12.40

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($72,130,765 ÷ 5,688,442 shares)	$ 12.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,712,486 ÷ 134,656 shares)	$ 12.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 595,584
Interest		6
Income from Fidelity Central Funds		6,384
Income before foreign taxes withheld		601,974
Less foreign taxes withheld		(135,896)
Total income		466,078

Expenses
Management fee	$ 332,869
Transfer agent fees	88,083
Distribution and service plan fees	18,397
Accounting and security lending fees	20,398
Custodian fees and expenses	104,377
Independent trustees' compensation	158
Registration fees	27,284
Audit	50,428
Legal	129
Miscellaneous	422
Total expenses before reductions	642,545
Expense reductions	(58,790)	583,755
Net investment income (loss)		(117,677)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $195,361)	(3,638,688)
Foreign currency transactions	(97,066)
Futures contracts	(72,847)
Total net realized gain (loss)		(3,808,601)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $166,476)	6,351,302
Assets and liabilities in foreign currencies	19,898
Futures contracts	95,708
Total change in net unrealized appreciation (depreciation)		6,466,908
Net gain (loss)		2,658,307
Net increase (decrease) in net assets resulting from operations		$ 2,540,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (117,677)	$ 451,642
Net realized gain (loss)	(3,808,601)	(250,198)
Change in net unrealized appreciation (depreciation)	6,466,908	(701,823)
Net increase (decrease) in net assets resulting from operations	2,540,630	(500,379)
Distributions to shareholders from net investment income	-	(676,480)
Distributions to shareholders from net realized gain	-	(2,520,609)
Total distributions	-	(3,197,089)
Share transactions - net increase (decrease)	(6,823,022)	(16,216,808)
Redemption fees	13,955	46,780
Total increase (decrease) in net assets	(4,268,437)	(19,867,496)

Net Assets
Beginning of period	87,001,036	106,868,532
End of period (including accumulated net investment loss of $117,503 and undistributed net investment income of $174, respectively)	$ 82,732,599	$ 87,001,036

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 12.49	$ 11.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.04	.08	.12
Net realized and unrealized gain (loss)	.48	(.01)	.75	1.76
Total from investment operations	.45	.03	.83	1.88
Distributions from net investment income	-	(.06)	(.04)	(.01)
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.36)	(.25) K	(.01)
Redemption fees added to paid in capital E	- J	.01	.02	.02
Net asset value, end of period	$ 12.62	$ 12.17	$ 12.49	$ 11.89
Total ReturnB, C, D	3.70%	.31%	7.20%	19.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90%A	1.82%	1.87%	3.49%
Expenses net of fee waivers, if any	1.70%A	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%A	1.70%	1.64%	1.64%
Net investment income (loss)	(.50)%A	.29%	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,103	$ 4,362	$ 5,065	$ 1,671
Portfolio turnover rateG	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 12.44	$ 11.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	- J	.05	.10
Net realized and unrealized gain (loss)	.48	- J	.74	1.75
Total from investment operations	.44	- J	.79	1.85
Distributions from net investment income	-	(.02)	(.03)	- J
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.32)	(.24) K	- J
Redemption fees added to paid in capital E	- J	.01	.02	.02
Net asset value, end of period	$ 12.57	$ 12.13	$ 12.44	$ 11.87
Total ReturnB, C, D	3.63%	.05%	6.87%	18.75%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.10%	2.19%	3.77%
Expenses net of fee waivers, if any	1.95%A	1.95%	1.95%	1.95%
Expenses net of all reductions	1.94%A	1.95%	1.89%	1.89%
Net investment income (loss)	(.75)%A	.04%	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,228	$ 2,031	$ 1,914	$ 1,700
Portfolio turnover rateG	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 12.35	$ 11.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.06)	(.02)	.04
Net realized and unrealized gain (loss)	.47	- J	.74	1.76
Total from investment operations	.40	(.06)	.72	1.80
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.30)	(.21)	-
Redemption fees added to paid in capital E	- J	.01	.02	.02
Net asset value, end of period	$ 12.40	$ 12.00	$ 12.35	$ 11.82
Total ReturnB, C, D	3.33%	(.42)%	6.32%	18.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.66%A	2.58%	2.70%	4.32%
Expenses net of fee waivers, if any	2.45%A	2.45%	2.45%	2.45%
Expenses net of all reductions	2.44%A	2.45%	2.39%	2.39%
Net investment income (loss)	(1.25)%A	(.46)%	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,558	$ 1,750	$ 2,082	$ 1,474
Portfolio turnover rateG	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 12.52	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.07	.11	.15
Net realized and unrealized gain (loss)	.49	- I	.74	1.76
Total from investment operations	.47	.07	.85	1.91
Distributions from net investment income	-	(.09)	(.07)	(.01)
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.39)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.01	.02	.02
Net asset value, end of period	$ 12.68	$ 12.21	$ 12.52	$ 11.92
Total ReturnB, C	3.85%	.61%	7.37%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.59%A	1.48%	1.57%	3.02%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%A	1.45%	1.39%	1.39%
Net investment income (loss)	(.25)%A	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,131	$ 78,377	$ 96,731	$ 39,135
Portfolio turnover rateF	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 12.53	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.07	.11	.15
Net realized and unrealized gain (loss)	.48	- I	.75	1.76
Total from investment operations	.47	.07	.86	1.91
Distributions from net investment income	-	(.06)	(.07)	(.01)
Distributions from net realized gain	-	(.30)	(.20)	-
Total distributions	-	(.36)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.01	.02	.02
Net asset value, end of period	$ 12.72	$ 12.25	$ 12.53	$ 11.92
Total ReturnB, C	3.84%	.61%	7.45%	19.35%
Ratios to Average Net Assets E, H
Expenses before reductions	1.48%A	1.56%	1.60%	3.21%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%A	1.45%	1.39%	1.39%
Net investment income (loss)	(.25)%A	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,712	$ 481	$ 1,076	$ 1,825
Portfolio turnover rateF	93% A	148%	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,717,276
Gross unrealized depreciation	(4,999,126)
Net unrealized appreciation (depreciation) on securities	$ 7,718,150

Tax cost	$ 75,388,550

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (322,648)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(72,847) and a change in net unrealized appreciation (depreciation) of $95,708 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,453,623 and $42,167,542, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,714	$ 254
Class T	.25%	.25%	5,039	65
Class C	.75%	.25%	7,644	2,274
			$ 18,397	$ 2,593

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,899
Class T	1,085
Class C*	18
$ 4,002

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 6,817.30
Class T	3,267.32
Class C	2,211.29
Emerging Markets Discovery	75,324.22
Institutional Class	464.14
	$ 88,083

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $123 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $63 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,121. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$ 4,713
Class T	1.95%	2,338
Class C	2.45%	1,591
Emerging Markets Discovery	1.45%	47,331
Institutional Class	1.45%	110
		$ 56,083

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9. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,627 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Emerging Markets Discovery expenses during the period in the amount of $80.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ -	$ 23,688
Class T	-	2,475
Emerging Markets Discovery	-	646,254
Institutional Class	-	4,063
Total	$ -	$ 676,480
From net realized gain
Class A	$ -	$ 122,525
Class T	-	43,668
Class C	-	51,356
Emerging Markets Discovery	-	2,280,897
Institutional Class	-	22,163
Total	$ -	$ 2,520,609

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	102,836	147,354	$ 1,215,143	$ 1,789,001
Reinvestment of distributions	-	10,958	-	133,251
Shares redeemed	(56,935)	(205,580)	(670,113)	(2,490,439)
Net increase (decrease)	45,901	(47,268)	$ 545,030	$ (568,187)

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	32,730	52,146	$ 383,593	$ 631,489
Reinvestment of distributions	-	3,566	-	43,325
Shares redeemed	(22,858)	(42,178)	(270,492)	(507,088)
Net increase (decrease)	9,872	13,534	$ 113,101	$ 167,726
Class C
Shares sold	24,800	92,257	$ 288,377	$ 1,143,008
Reinvestment of distributions	-	4,241	-	51,185
Shares redeemed	(44,958)	(119,225)	(524,229)	(1,424,170)
Net increase (decrease)	(20,158)	(22,727)	$ (235,852)	$ (229,977)
Emerging Markets Discovery
Shares sold	1,264,719	2,185,123	$ 14,974,838	$ 26,469,903
Reinvestment of distributions	-	205,996	-	2,506,974
Shares redeemed	(1,994,619)	(3,696,612)	(23,386,754)	(44,026,941)
Net increase (decrease)	(729,900)	(1,305,493)	$ (8,411,916)	$ (15,050,064)
Institutional Class
Shares sold	114,462	25,831	$ 1,393,729	$ 324,477
Reinvestment of distributions	-	824	-	10,052
Shares redeemed	(19,058)	(73,327)	(227,114)	(870,835)
Net increase (decrease)	95,404	(46,672)	$ 1,166,615	$ (536,306)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.65%
Actual		$ 1,000.00	$ 1,012.00	$ 8.23
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,011.00	$ 9.47
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	2.40%
Actual		$ 1,000.00	$ 1,008.10	$ 11.95
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,012.90	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,013.70	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.4	2.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.2	2.3
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.3	1.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.2	0.0
	8.6
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	22.6
Energy	13.6	9.4
Information Technology	12.5	13.8
Consumer Discretionary	5.5	6.8
Consumer Staples	5.2	6.5
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	9.6	13.5
China	7.1	5.9
India	6.3	8.5
Cayman Islands	6.0	5.5
Mexico	5.8	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks and Equity Futures 59.6%	Stocks and Equity Futures 75.6%
Bonds 38.7%	Bonds 22.9%
Other Investments 0.4%	Other Investments 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.3%	Short-Term Investments and Net Other Assets (Liabilities) 1.5%
Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.1%
	Shares	Value
Argentina - 0.4%
Grupo Financiero Galicia SA sponsored ADR	4,300	$ 94,772
Telecom Argentina SA Class B sponsored ADR	2,861	59,680
YPF SA Class D sponsored ADR	5,600	171,024
TOTAL ARGENTINA		325,476
Bermuda - 1.0%
Aquarius Platinum Ltd. (Australia) (a)	312,441	42,033
China Resources Gas Group Ltd.	24,000	83,607
Credicorp Ltd. (United States)	1,272	194,044
GP Investments Ltd. Class A (depositary receipt) (a)	42,422	77,721
Shangri-La Asia Ltd.	98,000	149,202
Yue Yuen Industrial (Holdings) Ltd.	43,000	163,666
TOTAL BERMUDA		710,273
Brazil - 1.5%
B2W Companhia Global do Varejo (a)	5,100	46,329
BM&F BOVESPA SA	34,100	140,454
Cielo SA	12,840	178,732
Companhia de Saneamento de Minas Gerais	8,004	48,216
Cosan SA Industria e Comercio	7,017	68,704
Direcional Engenharia SA	28,800	60,985
Fibria Celulose SA (a)	20,800	291,674
Minerva SA (a)	40,100	116,722
Smiles SA	9,400	158,801
TOTAL BRAZIL		1,110,617
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	1,472	35,114
Canada - 0.3%
Goldcorp, Inc.	2,900	54,587
Pan American Silver Corp.	13,200	125,664
Torex Gold Resources, Inc. (a)	36,200	33,605
TOTAL CANADA		213,856
Cayman Islands - 4.2%
21Vianet Group, Inc. ADR (a)	3,418	70,308
58.com, Inc. ADR (a)	2,650	202,142
AAC Technology Holdings, Inc.	22,500	119,459
Alibaba Group Holding Ltd. sponsored ADR	700	56,903
China ZhengTong Auto Services Holdings Ltd.	166,160	113,838
ENN Energy Holdings Ltd.	39,878	288,130
Haitian International Holdings Ltd.	35,000	87,245
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Hengan International Group Co. Ltd.	16,500	$ 203,947
Leju Holdings Ltd. ADR	5,548	58,420
Shenzhou International Group Holdings Ltd.	13,000	61,305
SINA Corp. (a)	2,562	112,715
Tencent Holdings Ltd.	53,200	1,097,988
Tingyi (Cayman Islands) Holding Corp.	78,000	164,845
TPK Holding Co. Ltd.	24,000	149,677
Uni-President China Holdings Ltd.	276,600	223,762
Yingde Gases Group Co. Ltd.	77,000	67,457
TOTAL CAYMAN ISLANDS		3,078,141
Chile - 1.1%
Compania Cervecerias Unidas SA sponsored ADR (e)	5,656	123,697
Empresa Nacional de Electricidad SA	34,995	53,838
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,995	67,580
Empresas CMPC SA	38,860	110,414
Enersis SA	364,099	126,793
Inversiones La Construccion SA	7,374	94,398
Vina Concha y Toro SA	103,483	210,739
TOTAL CHILE		787,459
China - 6.7%
Anhui Conch Cement Co. Ltd. (H Shares)	48,000	195,083
Baoshan Iron & Steel Co. Ltd.	131,700	190,454
BBMG Corp. (H Shares)	236,000	292,924
China Life Insurance Co. Ltd. (H Shares)	127,170	617,192
China Machinery Engineering Co. (H Shares)	76,000	101,195
China Pacific Insurance Group Co. Ltd. (H Shares)	72,230	394,208
China Suntien Green Energy Corp. Ltd. (H Shares)	223,850	60,363
China Telecom Corp. Ltd. (H Shares)	347,117	258,416
Daqin Railway Co. Ltd. (A Shares)	104,100	234,455
Industrial & Commercial Bank of China Ltd. (H Shares)	1,101,900	955,855
Kweichow Moutai Co. Ltd.	8,200	333,444
Maanshan Iron & Steel Ltd. (H Shares) (a)	344,000	134,040
PetroChina Co. Ltd. (H Shares)	148,000	190,885
PICC Property & Casualty Co. Ltd. (H Shares)	94,495	210,191
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	24,351	350,001
Qingdao Haier Co. Ltd.	60,500	264,422
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	18,000	153,976
TOTAL CHINA		4,937,104
Colombia - 0.4%
Bancolombia SA sponsored ADR	6,337	286,876
Common Stocks - continued
	Shares	Value
Czech Republic - 0.1%
Komercni Banka A/S	432	$ 96,339
Egypt - 0.1%
Citadel Capital Corp. (a)	229,300	69,721
Greece - 0.4%
National Bank of Greece SA (a)	41,460	58,132
National Bank of Greece SA sponsored ADR (a)	21,710	31,697
Public Power Corp. of Greece (a)	2,422	16,291
Titan Cement Co. SA (Reg.)	7,100	179,071
TOTAL GREECE		285,191
Hong Kong - 3.9%
China Mobile Ltd.	14,675	209,607
China Mobile Ltd. sponsored ADR	9,684	691,728
China Power International Development Ltd.	127,270	82,268
China Resources Enterprise Ltd.	70,000	214,952
China Resources Power Holdings Co. Ltd.	78,929	238,807
China Unicom Ltd.	25,690	48,249
China Unicom Ltd. sponsored ADR	5,910	111,049
CNOOC Ltd.	295,000	503,038
CNOOC Ltd. sponsored ADR	70	11,988
Far East Horizon Ltd.	253,400	268,748
Lenovo Group Ltd.	118,000	204,011
Sinotruk Hong Kong Ltd.	151,500	108,290
Techtronic Industries Co. Ltd.	42,500	151,070
TOTAL HONG KONG		2,843,805
India - 6.3%
Adani Ports & Special Economic Zone	34,905	174,421
Axis Bank Ltd. (a)	43,670	392,026
Bharti Airtel Ltd. (a)	10,069	60,385
Bharti Infratel Ltd.	50,778	320,660
Coal India Ltd.	47,512	271,213
Eicher Motors Ltd. (a)	683	163,277
GAIL India Ltd. (a)	16,345	92,672
Grasim Industries Ltd.	3,769	234,914
HCL Technologies Ltd.	14,136	195,876
Infosys Ltd.	10,971	334,715
ITC Ltd. (a)	65,019	329,813
JK Cement Ltd.	10,538	107,042
Larsen & Toubro Ltd. (a)	6,771	173,815
LIC Housing Finance Ltd.	11,925	80,701
Lupin Ltd.	8,951	249,672
Common Stocks - continued
	Shares	Value
India - continued
Oil & Natural Gas Corp. Ltd.	37,425	$ 179,034
Petronet LNG Ltd. (a)	26,470	72,748
Phoenix Mills Ltd. (a)	23,946	137,256
Power Grid Corp. of India Ltd.	64,780	153,481
SREI Infrastructure Finance Ltd.	174,485	109,006
State Bank of India	84,967	360,672
Tata Consultancy Services Ltd.	5,049	195,746
Yes Bank Ltd.	16,643	219,850
TOTAL INDIA		4,608,995
Indonesia - 1.2%
PT Astra International Tbk	460,300	243,244
PT Bakrieland Development Tbk (a)	14,008,300	54,034
PT Bank Mandiri (Persero) Tbk	222,000	182,604
PT Bank Rakyat Indonesia Tbk	248,400	222,770
PT Kalbe Farma Tbk	1,147,400	158,888
PT Perusahaan Gas Negara Tbk Series B	40,350	12,763
TOTAL INDONESIA		874,303
Ireland - 0.1%
Dragon Oil PLC	7,300	69,388
Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.	82,495	156,419
Kenya - 0.1%
Equity Group Holdings Ltd.	141,500	73,667
Korea (South) - 8.7%
AMOREPACIFIC Group, Inc.	223	337,468
BGFretail Co. Ltd.	1,501	163,741
Daewoo International Corp.	14,325	417,604
E-Mart Co. Ltd.	1,388	285,432
Fila Korea Ltd.	1,930	188,142
Hyundai HCN	6,431	31,764
Hyundai Industrial Development & Construction Co.	4,304	228,964
Hyundai Mobis	3,107	682,201
KB Financial Group, Inc.	6,578	249,657
Korea Electric Power Corp.	3,329	144,071
Korea Zinc Co. Ltd.	439	194,616
Korean Reinsurance Co.	22,314	246,527
LG Chemical Ltd.	1,244	315,299
NAVER Corp.	310	187,075
Samsung C&T Corp.	4,104	217,943
Samsung Electronics Co. Ltd.	1,355	1,773,769
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	11,242	$ 463,078
SK Hynix, Inc.	2,697	115,556
SK Telecom Co. Ltd. sponsored ADR	3,828	113,500
TOTAL KOREA (SOUTH)		6,356,407
Malaysia - 0.1%
Malayan Banking Bhd	35,800	92,552
Mexico - 2.6%
America Movil S.A.B. de CV Series L sponsored ADR	13,625	284,626
Banregio Grupo Financiero S.A.B. de CV	17,500	100,355
Grupo Aeroportuario del Pacifico SA de CV Series B	20,200	143,817
Grupo Aeroportuario Norte S.A.B. de CV	12,200	60,928
Grupo Comercial Chedraui S.A.B. de CV	32,176	96,557
Grupo Financiero Banorte S.A.B. de CV Series O	75,664	431,436
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	12,400	451,484
Macquarie Mexican (REIT)	204,170	309,542
TOTAL MEXICO		1,878,745
Netherlands - 0.3%
Cnova NV (a)	4,710	26,612
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(f)	23,900	126,189
Yandex NV (a)	2,274	43,752
TOTAL NETHERLANDS		196,553
Nigeria - 0.6%
Guaranty Trust Bank PLC GDR (Reg. S)	19,480	135,352
Transnational Corp. of Nigeria PLC	3,561,455	57,270
Zenith Bank PLC	2,217,656	235,696
TOTAL NIGERIA		428,318
Pakistan - 0.2%
Habib Bank Ltd.	64,400	127,046
Panama - 0.3%
Copa Holdings SA Class A	2,000	221,780
Philippines - 1.6%
Alliance Global Group, Inc.	633,550	360,690
Metro Pacific Investments Corp.	444,300	45,112
Metropolitan Bank & Trust Co.	157,283	327,857
Common Stocks - continued
	Shares	Value
Philippines - continued
Nickel Asia Corp.	105,350	$ 53,720
Robinsons Land Corp.	578,100	388,078
TOTAL PHILIPPINES		1,175,457
Poland - 0.2%
Powszechny Zaklad Ubezpieczen SA	1,409	183,941
Puerto Rico - 0.1%
Popular, Inc. (a)	1,890	61,293
Russia - 2.0%
Bashneft OJSC (a)	1,313	54,727
Bashneft OJSC rights	150	0
E.ON Russia JSC (a)	850,700	52,023
Gazprom OAO (a)	71,409	212,300
LUKOIL Oil Co. sponsored ADR (United Kingdom)	9,000	460,400
Mobile TeleSystems OJSC (a)	23,801	121,872
NOVATEK OAO GDR (Reg. S)	3,500	338,889
Sberbank of Russia sponsored ADR	43,204	256,427
TOTAL RUSSIA		1,496,638
Singapore - 0.3%
Ezion Holdings Ltd.	73,940	67,335
First Resources Ltd.	137,000	184,296
TOTAL SINGAPORE		251,631
South Africa - 2.8%
Alexander Forbes Group Holding (a)(h)	40,881	33,849
Aspen Pharmacare Holdings Ltd.	9,962	303,141
Barclays Africa Group Ltd.	23,324	373,655
Bidvest Group Ltd.	7,956	215,803
Blue Label Telecoms Ltd. (h)	54,065	36,494
JSE Ltd.	9,690	108,399
Life Healthcare Group Holdings Ltd.	45,600	156,430
Naspers Ltd. Class N	5,100	802,123
TOTAL SOUTH AFRICA		2,029,894
Taiwan - 5.4%
Advantech Co. Ltd.	14,000	115,882
Catcher Technology Co. Ltd.	16,000	188,075
E.SUN Financial Holdings Co. Ltd.	320,397	219,694
Hon Hai Precision Industry Co. Ltd. (Foxconn)	58,624	176,106
Inotera Memories, Inc. (a)	65,000	75,451
King's Town Bank	89,000	91,395
Common Stocks - continued
	Shares	Value
Taiwan - continued
Largan Precision Co. Ltd.	5,000	$ 502,841
Pegatron Corp.	51,000	152,037
Taiwan Cement Corp.	127,000	180,801
Taiwan Fertilizer Co. Ltd.	73,000	134,435
Taiwan Semiconductor Manufacturing Co. Ltd.	308,000	1,482,796
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,142	125,670
Unified-President Enterprises Corp.	110,243	181,063
Universal Cement Corp.	95,740	102,380
Vanguard International Semiconductor Corp.	42,000	64,866
Yuanta Financial Holding Co. Ltd.	235,200	137,084
TOTAL TAIWAN		3,930,576
Thailand - 1.4%
Intouch Holdings PCL NVDR	68,700	160,519
Jasmine Broadband Internet Infrastructure Fund (a)	509,600	146,130
Kasikornbank PCL (For. Reg.)	52,134	332,215
PTT Exploration and Production PCL (For. Reg.)	48,300	171,479
Thai Union Frozen Products PCL (For. Reg.)	290,200	179,641
TOTAL THAILAND		989,984
Turkey - 0.7%
Aselsan A/S	15,000	78,295
Aygaz A/S	13,293	48,743
Tupras Turkiye Petrol Rafinelleri A/S	7,000	169,984
Turkiye Garanti Bankasi A/S	66,964	213,063
TOTAL TURKEY		510,085
United Arab Emirates - 0.5%
DP World Ltd.	5,182	119,601
Emaar Properties PJSC	56,492	126,736
First Gulf Bank PJSC	26,868	111,555
TOTAL UNITED ARAB EMIRATES		357,892
United Kingdom - 0.1%
Fresnillo PLC	5,400	59,892
United States of America - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	2,020	118,251
TOTAL COMMON STOCKS (Cost $32,665,832)		41,029,679
Nonconvertible Preferred Stocks - 2.4%
	Shares	Value
Brazil - 1.5%
Ambev SA sponsored ADR	15,900	$ 100,647
Banco do Estado Rio Grande do Sul SA	30,920	119,967
Companhia Paranaense de Energia-Copel:
(PN-B)	515	5,796
(PN-B) sponsored	5,375	58,803
Itau Unibanco Holding SA sponsored ADR	37,178	476,622
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	19,306	167,576
Vale SA (PN-A) sponsored ADR	23,800	143,990
TOTAL BRAZIL		1,073,401
Korea (South) - 0.9%
Hyundai Motor Co. Series 2	1,931	218,717
Samsung Electronics Co. Ltd.	283	286,387
Samsung Fire & Marine Insurance Co. Ltd.	880	141,750
TOTAL KOREA (SOUTH)		646,854
Russia - 0.0%
Surgutneftegas OJSC (a)	14,250	10,743
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,727,046)		1,730,998
Nonconvertible Bonds - 15.1%
	Principal Amount
Azerbaijan - 0.7%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)	$ 200,000	192,060
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	275,000	297,105
TOTAL AZERBAIJAN		489,165
Bangladesh - 0.3%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)	200,000	208,000
Brazil - 0.4%
Caixa Economica Federal 3.5% 11/7/22 (f)	300,000	272,250
Canada - 0.1%
First Quantum Minerals Ltd. 7% 2/15/21 (f)	100,000	93,250
Cayman Islands - 1.8%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (f)	300,000	299,987
Lamar Funding Ltd. 3.958% 5/7/25 (f)	200,000	203,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	$ 530,000	$ 508,694
8.375% 12/10/18	300,000	328,770
TOTAL CAYMAN ISLANDS		1,340,951
Georgia - 0.3%
JSC Georgian Railway 7.75% 7/11/22 (f)	200,000	219,780
Indonesia - 1.4%
PT Pertamina Persero:
5.25% 5/23/21 (f)	200,000	213,250
5.625% 5/20/43 (f)	200,000	193,260
6.5% 5/27/41 (f)	550,000	588,500
TOTAL INDONESIA		995,010
Ireland - 0.5%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)	250,000	245,240
6.8% 11/22/25 (f)	100,000	92,500
TOTAL IRELAND		337,740
Israel - 0.8%
B Communications Ltd. 7.375% 2/15/21 (f)	300,000	320,460
Israel Electric Corp. Ltd. 7.25% 1/15/19 (Reg. S)	250,000	286,250
TOTAL ISRAEL		606,710
Kazakhstan - 1.6%
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)	400,000	372,648
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)	200,000	183,000
KazMunaiGaz National Co. 5.75% 4/30/43 (f)	300,000	271,920
Zhaikmunai International BV 7.125% 11/13/19 (f)	350,000	329,875
TOTAL KAZAKHSTAN		1,157,443
Luxembourg - 0.8%
RSHB Capital SA:
5.1% 7/25/18 (f)	400,000	374,500
6.299% 5/15/17 (Reg. S)	200,000	197,246
TOTAL LUXEMBOURG		571,746
Mexico - 2.5%
Pemex Project Funding Master Trust 6.625% 6/15/35	350,000	394,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Mexico - continued
Petroleos Mexicanos:
5.5% 1/21/21	$ 400,000	$ 439,000
6.5% 6/2/41	150,000	165,563
6.625% (f)(g)	850,000	862,750
TOTAL MEXICO		1,861,763
Netherlands - 0.4%
Petrobras Global Finance BV 7.25% 3/17/44	300,000	294,675
South Africa - 0.4%
Eskom Holdings Ltd. 6.75% 8/6/23 (f)	300,000	310,524
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)	150,000	179,700
Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (f)	200,000	206,500
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (f)	300,000	286,860
Venezuela - 2.2%
Petroleos de Venezuela SA:
5.25% 4/12/17	300,000	175,470
5.5% 4/12/37	500,000	202,500
6% 11/15/26 (Reg. S)	700,000	290,500
8.5% 11/2/17 (f)	250,000	193,375
9% 11/17/21 (Reg. S)	550,000	268,070
9.75% 5/17/35 (f)	300,000	146,370
12.75% 2/17/22 (f)	600,000	352,500
TOTAL VENEZUELA		1,628,785
TOTAL NONCONVERTIBLE BONDS (Cost $11,082,021)		11,060,852
Government Obligations - 23.7%

Armenia - 0.8%
Republic of Armenia 6% 9/30/20 (f)	625,000	618,750
Azerbaijan - 0.4%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)	325,000	315,188
Barbados - 0.5%
Barbados Government 7% 8/4/22 (f)	350,000	339,488
Government Obligations - continued
	Principal Amount	Value
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(f)	$ 332,500	$ 247,713
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (f)	200,000	202,250
Brazil - 1.4%
Brazilian Federative Republic:
4.25% 1/7/25	850,000	838,189
12.25% 3/6/30	100,000	180,000
TOTAL BRAZIL		1,018,189
Colombia - 0.7%
Colombian Republic:
4% 2/26/24	200,000	205,500
7.375% 9/18/37	225,000	299,813
TOTAL COLOMBIA		505,313
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)	305,900	276,888
Costa Rica - 0.8%
Costa Rican Republic:
4.375% 4/30/25 (f)	225,000	209,250
7% 4/4/44 (f)	400,000	411,000
TOTAL COSTA RICA		620,250
Dominican Republic - 0.7%
Dominican Republic:
5.875% 4/18/24 (f)	150,000	159,000
6.6% 1/28/24 (f)	100,000	109,500
7.45% 4/30/44 (f)	200,000	225,000
TOTAL DOMINICAN REPUBLIC		493,500
Ecuador - 0.3%
Ecuador Republic 7.95% 6/20/24 (f)	200,000	195,000
Egypt - 0.2%
Arab Republic of Egypt 6.875% 4/30/40 (f)	150,000	155,625
El Salvador - 0.4%
El Salvador Republic:
7.375% 12/1/19	100,000	109,500
7.625% 2/1/41 (f)	150,000	156,938
TOTAL EL SALVADOR		266,438
Government Obligations - continued
	Principal Amount	Value
Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (f)	$ 200,000	$ 200,250
Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (f)	200,000	201,900
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (f)	200,000	222,000
Ghana - 0.5%
Ghana Republic:
7.875% 8/7/23 (Reg.S)	200,000	193,036
8.125% 1/18/26 (f)	200,000	193,516
TOTAL GHANA		386,552
Hungary - 0.3%
Hungarian Republic 5.75% 11/22/23	200,000	229,850
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	250,000	215,625
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (f)	200,000	189,000
5.75% 12/31/32	275,000	262,900
TOTAL IVORY COAST		451,900
Jamaica - 0.2%
Jamaican Government 8% 6/24/19	150,000	166,030
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (f)	200,000	211,000
Lebanon - 0.9%
Lebanese Republic:
5% 10/12/17	100,000	100,625
6.1% 10/4/22	150,000	153,000
6.65% 2/26/30(Reg. S)	125,000	129,063
11.625% 5/11/16 (Reg. S)	250,000	269,425
TOTAL LEBANON		652,113
Mexico - 0.7%
Comision Federal de Electricid 4.875% 1/15/24 (f)	200,000	215,400
United Mexican States 5.75% 10/12/2110	250,000	266,250
TOTAL MEXICO		481,650
Government Obligations - continued
	Principal Amount	Value
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)	$ 200,000	$ 178,500
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (f)	200,000	220,224
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)	250,000	257,905
Nigeria - 0.3%
Republic of Nigeria 6.375% 7/12/23	200,000	210,400
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (f)	200,000	210,883
Philippines - 0.8%
Philippine Republic 9.5% 2/2/30	350,000	587,563
Qatar - 0.4%
State of Qatar 5.75% 1/20/42 (f)	250,000	317,500
Russia - 3.0%
Russian Federation:
4.875% 9/16/23 (f)	200,000	196,000
5% 4/29/20 (f)	325,000	330,688
5.625% 4/4/42 (f)	200,000	192,952
5.875% 9/16/43 (f)	200,000	196,850
7.5% 3/31/30 (Reg. S)	515,625	603,142
12.75% 6/24/28 (Reg. S)	425,000	671,500
TOTAL RUSSIA		2,191,132
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (f)	200,000	224,900
Serbia - 0.4%
Republic of Serbia 7.25% 9/28/21 (f)	260,000	299,465
South Africa - 0.4%
South African Republic 5.875% 9/16/25	250,000	284,875
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)	300,000	310,500
Tanzania - 0.3%
United Republic of Tanzania 6.3971% 3/9/20 (j)	200,000	205,000
Turkey - 1.6%
Turkish Republic:
6.25% 9/26/22	200,000	226,000
7% 6/5/20	250,000	287,975
Government Obligations - continued
	Principal Amount	Value
Turkey - continued
Turkish Republic: - continued
7.375% 2/5/25	$ 300,000	$ 368,625
11.875% 1/15/30	165,000	287,249
TOTAL TURKEY		1,169,849
Ukraine - 0.6%
Ukraine Government:
6.58% 11/21/16 (f)	250,000	115,625
6.75% 11/14/17 (f)	200,000	93,000
7.5% 4/17/23 (Reg. S)	250,000	118,350
9.25% 7/24/17 (f)	200,000	92,000
TOTAL UKRAINE		418,975
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% 6/25/15 (i)	50,000	50,000
Venezuela - 1.6%
Venezuelan Republic:
7% 3/31/38	650,000	264,875
8.25% 10/13/24	300,000	131,250
9% 5/7/23 (Reg. S)	300,000	136,500
9.25% 9/15/27	650,000	318,500
9.25% 5/7/28 (Reg. S)	250,000	110,625
12.75% 8/23/22	325,000	177,938
TOTAL VENEZUELA		1,139,688
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (f)	200,000	225,750
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (f)	200,000	184,866
TOTAL GOVERNMENT OBLIGATIONS (Cost $17,508,373)		17,361,437
Preferred Securities - 0.4%

China - 0.4%
Sinochem Group 5% (f)(g)(j) (Cost $312,642)	300,000	318,709
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	1,464,565	$ 1,464,565
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	35,600	35,600
TOTAL MONEY MARKET FUNDS (Cost $1,500,165)		1,500,165
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $64,796,079)		73,001,840
NET OTHER ASSETS (LIABILITIES) - 0.2%		173,296
NET ASSETS - 100%		$ 73,175,136
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	$ 779,025	$ 55,661

The face value of futures purchased as a percentage of net assets is 1.1%
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,139,180 or 20.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) A portion of the security sold on a delayed delivery basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,109
Fidelity Securities Lending Cash Central Fund	209
Total	$ 1,318
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,813,905	$ 3,813,905	$ -	$ -
Consumer Staples	3,450,766	3,113,298	-	337,468
Energy	3,251,818	1,466,175	1,785,643	-
Financials	12,242,457	8,592,882	3,649,575	-
Health Care	868,131	868,131	-	-
Industrials	3,298,593	3,298,593	-	-
Information Technology	8,420,320	5,469,707	2,950,613	-
Materials	3,244,095	2,770,218	473,877	-
Telecommunication Services	2,664,290	2,284,562	379,728	-
Utilities	1,506,302	1,192,459	313,843	-
Corporate Bonds	11,060,852	-	11,060,852	-
Government Obligations	17,361,437	-	17,361,437	-
Preferred Securities	318,709	-	318,709	-
Money Market Funds	1,500,165	1,500,165	-	-
Total Investments in Securities:	$ 73,001,840	$ 34,370,095	$ 38,294,277	$ 337,468
Derivative Instruments:
Assets
Futures Contracts	$ 55,661	$ 55,661	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,029,616
Level 2 to Level 1	$ 16,419,336
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 55,661	$ -
Total Value of Derivatives	$ 55,661	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	3.7%
BBB	9.4%
BB	11.9%
B	7.1%
CCC,CC,C	4.7%
Not Rated	2.3%
Equities	58.5%
Short-Term Investments and Net Other Assets	2.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,992) - See accompanying schedule: Unaffiliated issuers (cost $63,295,914)	$ 71,501,675
Fidelity Central Funds (cost $1,500,165)	1,500,165
Total Investments (cost $64,796,079)		$ 73,001,840
Foreign currency held at value (cost $17,938)		17,893
Receivable for investments sold Regular delivery		612,260
Delayed delivery		988
Receivable for fund shares sold		54,721
Dividends receivable		56,893
Interest receivable		542,494
Distributions receivable from Fidelity Central Funds		262
Prepaid expenses		56
Receivable from investment adviser for expense reductions		37,189
Other receivables		23,322
Total assets		74,347,918

Liabilities
Payable to custodian bank	$ 195,287
Payable for investments purchased	657,668
Payable for fund shares redeemed	23,035
Accrued management fee	48,267
Distribution and service plan fees payable	13,186
Payable for daily variation margin for derivative instruments	12,450
Other affiliated payables	17,023
Other payables and accrued expenses	170,266
Collateral on securities loaned, at value	35,600
Total liabilities		1,172,782

Net Assets		$ 73,175,136
Net Assets consist of:
Paid in capital		$ 66,074,873
Undistributed net investment income		593,477
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,700,081)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,206,867
Net Assets		$ 73,175,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,212,602 ÷ 1,149,094 shares)	$ 11.50

Maximum offering price per share (100/94.25 of $11.50)	$ 12.20
Class T: Net Asset Value and redemption price per share ($4,606,974 ÷ 400,764 shares)	$ 11.50

Maximum offering price per share (100/96.50 of $11.50)	$ 11.92
Class C: Net Asset Value and offering price per share ($10,186,056 ÷ 890,349 shares)A	$ 11.44

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($37,551,081 ÷ 3,258,770 shares)	$ 11.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,618,423 ÷ 661,524 shares)	$ 11.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 400,578
Interest		878,819
Income from Fidelity Central Funds		1,318
Income before foreign taxes withheld		1,280,715
Less foreign taxes withheld		(45,081)
Total income		1,235,634

Expenses
Management fee	$ 295,109
Transfer agent fees	92,767
Distribution and service plan fees	79,377
Accounting and security lending fees	19,134
Custodian fees and expenses	177,673
Independent trustees' compensation	148
Registration fees	27,754
Audit	55,136
Legal	103
Miscellaneous	189
Total expenses before reductions	747,390
Expense reductions	(153,258)	594,132
Net investment income (loss)		641,502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $25,696)	(1,240,684)
Foreign currency transactions	(14,334)
Futures contracts	53,205
Total net realized gain (loss)		(1,201,813)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $44,547)	1,073,140
Assets and liabilities in foreign currencies	2,840
Futures contracts	55,527
Total change in net unrealized appreciation (depreciation)		1,131,507
Net gain (loss)		(70,306)
Net increase (decrease) in net assets resulting from operations		$ 571,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 641,502	$ 1,316,375
Net realized gain (loss)	(1,201,813)	3,140,986
Change in net unrealized appreciation (depreciation)	1,131,507	(2,656,389)
Net increase (decrease) in net assets resulting from operations	571,196	1,800,972
Distributions to shareholders from net investment income	(1,198,750)	(1,381,318)
Distributions to shareholders from net realized gain	(136,019)	-
Total distributions	(1,334,769)	(1,381,318)
Share transactions - net increase (decrease)	(5,616,512)	(8,457,450)
Redemption fees	11,538	27,840
Total increase (decrease) in net assets	(6,368,547)	(8,009,956)

Net Assets
Beginning of period	79,543,683	87,553,639
End of period (including undistributed net investment income of $593,477 and undistributed net investment income of $1,150,725, respectively)	$ 73,175,136	$ 79,543,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 11.37	$ 10.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.18	.18	.20
Net realized and unrealized gain (loss)	.04 H	.19	.48	.68
Total from investment operations	.13	.37	.66	.88
Distributions from net investment income	(.17)	(.18)	(.15)	(.02)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.19)	(.18)	(.16)	(.02)
Redemption fees added to paid in capital E	- K	- K	.01	- K
Net asset value, end of period	$ 11.50	$ 11.56	$ 11.37	$ 10.86
Total ReturnB, C, D	1.20%	3.30%	6.23%	8.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.03%A	1.98%	1.89%	1.87%
Expenses net of fee waivers, if any	1.65%A	1.65%	1.65%	1.65%
Expenses net of all reductions	1.65%A	1.65%	1.62%	1.62%
Net investment income (loss)	1.70%A	1.61%	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,213	$ 13,627	$ 18,837	$ 7,675
Portfolio turnover rateG	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 11.34	$ 10.84	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.15	.15	.17
Net realized and unrealized gain (loss)	.04 H	.19	.48	.68
Total from investment operations	.12	.34	.63	.85
Distributions from net investment income	(.14)	(.14)	(.12)	(.01)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.16)	(.14)	(.14) L	(.01)
Redemption fees added to paid in capital E	- K	- K	.01	- K
Net asset value, end of period	$ 11.50	$ 11.54	$ 11.34	$ 10.84
Total ReturnB, C, D	1.10%	3.04%	5.93%	8.56%
Ratios to Average Net Assets F, J
Expenses before reductions	2.37%A	2.32%	2.13%	2.10%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.90%	1.90%
Expenses net of all reductions	1.90%A	1.90%	1.88%	1.87%
Net investment income (loss)	1.45%A	1.36%	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,607	$ 5,277	$ 5,967	$ 5,823
Portfolio turnover rateG	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.29	$ 10.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.09	.12
Net realized and unrealized gain (loss)	.04 H	.19	.47	.69
Total from investment operations	.09	.29	.56	.81
Distributions from net investment income	(.10)	(.11)	(.07)	(.01)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.12)	(.11)	(.08)	(.01)
Redemption fees added to paid in capital E	- K	- K	.01	- K
Net asset value, end of period	$ 11.44	$ 11.47	$ 11.29	$ 10.80
Total ReturnB, C, D	.81%	2.56%	5.31%	8.07%
Ratios to Average Net Assets F, J
Expenses before reductions	2.77%A	2.72%	2.65%	2.63%
Expenses net of fee waivers, if any	2.40%A	2.40%	2.40%	2.40%
Expenses net of all reductions	2.40%A	2.40%	2.37%	2.37%
Net investment income (loss)	.95%A	.86%	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,186	$ 10,104	$ 7,436	$ 5,824
Portfolio turnover rateG	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.21	.21	.22
Net realized and unrealized gain (loss)	.03 G	.19	.47	.69
Total from investment operations	.14	.40	.68	.91
Distributions from net investment income	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- J	- J	.01	- J
Net asset value, end of period	$ 11.52	$ 11.60	$ 11.40	$ 10.89
Total ReturnB, C	1.29%	3.56%	6.44%	9.15%
Ratios to Average Net Assets E, I
Expenses before reductions	1.84%A	1.73%	1.56%	1.60%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%A	1.40%	1.38%	1.38%
Net investment income (loss)	1.95%A	1.86%	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,551	$ 45,763	$ 49,959	$ 81,416
Portfolio turnover rateF	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.21	.20	.22
Net realized and unrealized gain (loss)	.04 J	.18	.48	.69
Total from investment operations	.15	.39	.68	.91
Distributions from net investment income	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- I	- I	.01	- I
Net asset value, end of period	$ 11.52	$ 11.59	$ 11.40	$ 10.89
Total ReturnB, C	1.37%	3.51%	6.44%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.69%A	1.71%	1.63%	1.62%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39%A	1.40%	1.37%	1.37%
Net investment income (loss)	1.96%A	1.86%	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,618	$ 4,773	$ 5,354	$ 2,287
Portfolio turnover rateF	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

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3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,754,607
Gross unrealized depreciation	(2,763,555)
Net unrealized appreciation (depreciation) on securities	$ 7,991,052
Tax cost	$ 65,010,788

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $53,205 and a change in net unrealized appreciation (depreciation) of $55,527 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $37,917,944 and $44,706,843, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,936	$ 4,933
Class T	.25%	.25%	12,218	4,753
Class C	.75%	.25%	50,223	29,561
			$ 79,377	$ 39,247

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,381
Class T	546
Class C*	86
$ 3,013

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 14,871.22
Class T	7,541.31
Class C	11,005.22
Total Emerging Markets	54,733.28
Institutional Class	4,617.16
	$ 92,767

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

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6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $252 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $209. During the period, there were no securities loaned to FCM.

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Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 25,540
Class T	1.90%	11,417
Class C	2.40%	18,762
Total Emerging Markets	1.40%	87,005
Institutional Class	1.40%	8,757
		$ 151,481

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,748 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Total Emerging Markets expenses during the period in the amount of $13.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 211,944	$ 298,475
Class T	63,689	72,882
Class C	88,937	71,691
Total Emerging Markets	751,293	837,446
Institutional Class	82,887	100,824
Total	$ 1,198,750	$ 1,381,318

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10. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 24,934	$ -
Class T	9,098	-
Class C	18,150	-
Total Emerging Markets	75,507	-
Institutional Class	8,330	-
Total	$ 136,019	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	164,669	374,099	$ 1,836,302	$ 4,265,512
Reinvestment of distributions	21,174	24,147	232,918	267,553
Shares redeemed	(215,972)	(876,261)	(2,368,559)	(9,758,391)
Net increase (decrease)	(30,129)	(478,015)	$ (299,339)	$ (5,225,326)
Class T
Shares sold	22,487	73,071	$ 246,990	$ 838,229
Reinvestment of distributions	6,566	6,487	72,226	71,875
Shares redeemed	(85,669)	(148,531)	(939,146)	(1,659,489)
Net increase (decrease)	(56,616)	(68,973)	$ (619,930)	$ (749,385)
Class C
Shares sold	104,570	312,027	$ 1,139,403	$ 3,545,260
Reinvestment of distributions	9,691	6,236	106,316	69,031
Shares redeemed	(105,050)	(95,617)	(1,144,340)	(1,079,948)
Net increase (decrease)	9,211	222,646	$ 101,379	$ 2,534,343
Total Emerging Markets
Shares sold	527,529	1,227,986	$ 5,793,785	$ 14,240,572
Reinvestment of distributions	70,595	69,851	777,256	774,644
Shares redeemed	(1,285,793)	(1,734,596)	(14,095,631)	(19,517,156)
Net increase (decrease)	(687,669)	(436,759)	$ (7,524,590)	$ (4,501,940)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	344,868	216,506	$ 3,760,456	$ 2,508,322
Reinvestment of distributions	8,237	8,910	90,609	98,814
Shares redeemed	(103,405)	(283,392)	(1,125,097)	(3,122,278)
Net increase (decrease)	249,700	(57,976)	$ 2,725,968	$ (515,142)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Limited

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(Hong Kong) Limited

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(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

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Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
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Custodian

The Northern Trust Company
Chicago, IL

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EMD-TEK-USAN-0615
1.931239.103
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Total
Emerging Markets Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.65%
Actual		$ 1,000.00	$ 1,012.00	$ 8.23
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,011.00	$ 9.47
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	2.40%
Actual		$ 1,000.00	$ 1,008.10	$ 11.95
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,012.90	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,013.70	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.4	2.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.2	2.3
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.3	1.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.2	0.0
	8.6
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	22.6
Energy	13.6	9.4
Information Technology	12.5	13.8
Consumer Discretionary	5.5	6.8
Consumer Staples	5.2	6.5
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	9.6	13.5
China	7.1	5.9
India	6.3	8.5
Cayman Islands	6.0	5.5
Mexico	5.8	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks and Equity Futures 59.6%	Stocks and Equity Futures 75.6%
Bonds 38.7%	Bonds 22.9%
Other Investments 0.4%	Other Investments 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.3%	Short-Term Investments and Net Other Assets (Liabilities) 1.5%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.1%
	Shares	Value
Argentina - 0.4%
Grupo Financiero Galicia SA sponsored ADR	4,300	$ 94,772
Telecom Argentina SA Class B sponsored ADR	2,861	59,680
YPF SA Class D sponsored ADR	5,600	171,024
TOTAL ARGENTINA		325,476
Bermuda - 1.0%
Aquarius Platinum Ltd. (Australia) (a)	312,441	42,033
China Resources Gas Group Ltd.	24,000	83,607
Credicorp Ltd. (United States)	1,272	194,044
GP Investments Ltd. Class A (depositary receipt) (a)	42,422	77,721
Shangri-La Asia Ltd.	98,000	149,202
Yue Yuen Industrial (Holdings) Ltd.	43,000	163,666
TOTAL BERMUDA		710,273
Brazil - 1.5%
B2W Companhia Global do Varejo (a)	5,100	46,329
BM&F BOVESPA SA	34,100	140,454
Cielo SA	12,840	178,732
Companhia de Saneamento de Minas Gerais	8,004	48,216
Cosan SA Industria e Comercio	7,017	68,704
Direcional Engenharia SA	28,800	60,985
Fibria Celulose SA (a)	20,800	291,674
Minerva SA (a)	40,100	116,722
Smiles SA	9,400	158,801
TOTAL BRAZIL		1,110,617
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	1,472	35,114
Canada - 0.3%
Goldcorp, Inc.	2,900	54,587
Pan American Silver Corp.	13,200	125,664
Torex Gold Resources, Inc. (a)	36,200	33,605
TOTAL CANADA		213,856
Cayman Islands - 4.2%
21Vianet Group, Inc. ADR (a)	3,418	70,308
58.com, Inc. ADR (a)	2,650	202,142
AAC Technology Holdings, Inc.	22,500	119,459
Alibaba Group Holding Ltd. sponsored ADR	700	56,903
China ZhengTong Auto Services Holdings Ltd.	166,160	113,838
ENN Energy Holdings Ltd.	39,878	288,130
Haitian International Holdings Ltd.	35,000	87,245
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Hengan International Group Co. Ltd.	16,500	$ 203,947
Leju Holdings Ltd. ADR	5,548	58,420
Shenzhou International Group Holdings Ltd.	13,000	61,305
SINA Corp. (a)	2,562	112,715
Tencent Holdings Ltd.	53,200	1,097,988
Tingyi (Cayman Islands) Holding Corp.	78,000	164,845
TPK Holding Co. Ltd.	24,000	149,677
Uni-President China Holdings Ltd.	276,600	223,762
Yingde Gases Group Co. Ltd.	77,000	67,457
TOTAL CAYMAN ISLANDS		3,078,141
Chile - 1.1%
Compania Cervecerias Unidas SA sponsored ADR (e)	5,656	123,697
Empresa Nacional de Electricidad SA	34,995	53,838
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,995	67,580
Empresas CMPC SA	38,860	110,414
Enersis SA	364,099	126,793
Inversiones La Construccion SA	7,374	94,398
Vina Concha y Toro SA	103,483	210,739
TOTAL CHILE		787,459
China - 6.7%
Anhui Conch Cement Co. Ltd. (H Shares)	48,000	195,083
Baoshan Iron & Steel Co. Ltd.	131,700	190,454
BBMG Corp. (H Shares)	236,000	292,924
China Life Insurance Co. Ltd. (H Shares)	127,170	617,192
China Machinery Engineering Co. (H Shares)	76,000	101,195
China Pacific Insurance Group Co. Ltd. (H Shares)	72,230	394,208
China Suntien Green Energy Corp. Ltd. (H Shares)	223,850	60,363
China Telecom Corp. Ltd. (H Shares)	347,117	258,416
Daqin Railway Co. Ltd. (A Shares)	104,100	234,455
Industrial & Commercial Bank of China Ltd. (H Shares)	1,101,900	955,855
Kweichow Moutai Co. Ltd.	8,200	333,444
Maanshan Iron & Steel Ltd. (H Shares) (a)	344,000	134,040
PetroChina Co. Ltd. (H Shares)	148,000	190,885
PICC Property & Casualty Co. Ltd. (H Shares)	94,495	210,191
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	24,351	350,001
Qingdao Haier Co. Ltd.	60,500	264,422
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	18,000	153,976
TOTAL CHINA		4,937,104
Colombia - 0.4%
Bancolombia SA sponsored ADR	6,337	286,876
Common Stocks - continued
	Shares	Value
Czech Republic - 0.1%
Komercni Banka A/S	432	$ 96,339
Egypt - 0.1%
Citadel Capital Corp. (a)	229,300	69,721
Greece - 0.4%
National Bank of Greece SA (a)	41,460	58,132
National Bank of Greece SA sponsored ADR (a)	21,710	31,697
Public Power Corp. of Greece (a)	2,422	16,291
Titan Cement Co. SA (Reg.)	7,100	179,071
TOTAL GREECE		285,191
Hong Kong - 3.9%
China Mobile Ltd.	14,675	209,607
China Mobile Ltd. sponsored ADR	9,684	691,728
China Power International Development Ltd.	127,270	82,268
China Resources Enterprise Ltd.	70,000	214,952
China Resources Power Holdings Co. Ltd.	78,929	238,807
China Unicom Ltd.	25,690	48,249
China Unicom Ltd. sponsored ADR	5,910	111,049
CNOOC Ltd.	295,000	503,038
CNOOC Ltd. sponsored ADR	70	11,988
Far East Horizon Ltd.	253,400	268,748
Lenovo Group Ltd.	118,000	204,011
Sinotruk Hong Kong Ltd.	151,500	108,290
Techtronic Industries Co. Ltd.	42,500	151,070
TOTAL HONG KONG		2,843,805
India - 6.3%
Adani Ports & Special Economic Zone	34,905	174,421
Axis Bank Ltd. (a)	43,670	392,026
Bharti Airtel Ltd. (a)	10,069	60,385
Bharti Infratel Ltd.	50,778	320,660
Coal India Ltd.	47,512	271,213
Eicher Motors Ltd. (a)	683	163,277
GAIL India Ltd. (a)	16,345	92,672
Grasim Industries Ltd.	3,769	234,914
HCL Technologies Ltd.	14,136	195,876
Infosys Ltd.	10,971	334,715
ITC Ltd. (a)	65,019	329,813
JK Cement Ltd.	10,538	107,042
Larsen & Toubro Ltd. (a)	6,771	173,815
LIC Housing Finance Ltd.	11,925	80,701
Lupin Ltd.	8,951	249,672
Common Stocks - continued
	Shares	Value
India - continued
Oil & Natural Gas Corp. Ltd.	37,425	$ 179,034
Petronet LNG Ltd. (a)	26,470	72,748
Phoenix Mills Ltd. (a)	23,946	137,256
Power Grid Corp. of India Ltd.	64,780	153,481
SREI Infrastructure Finance Ltd.	174,485	109,006
State Bank of India	84,967	360,672
Tata Consultancy Services Ltd.	5,049	195,746
Yes Bank Ltd.	16,643	219,850
TOTAL INDIA		4,608,995
Indonesia - 1.2%
PT Astra International Tbk	460,300	243,244
PT Bakrieland Development Tbk (a)	14,008,300	54,034
PT Bank Mandiri (Persero) Tbk	222,000	182,604
PT Bank Rakyat Indonesia Tbk	248,400	222,770
PT Kalbe Farma Tbk	1,147,400	158,888
PT Perusahaan Gas Negara Tbk Series B	40,350	12,763
TOTAL INDONESIA		874,303
Ireland - 0.1%
Dragon Oil PLC	7,300	69,388
Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.	82,495	156,419
Kenya - 0.1%
Equity Group Holdings Ltd.	141,500	73,667
Korea (South) - 8.7%
AMOREPACIFIC Group, Inc.	223	337,468
BGFretail Co. Ltd.	1,501	163,741
Daewoo International Corp.	14,325	417,604
E-Mart Co. Ltd.	1,388	285,432
Fila Korea Ltd.	1,930	188,142
Hyundai HCN	6,431	31,764
Hyundai Industrial Development & Construction Co.	4,304	228,964
Hyundai Mobis	3,107	682,201
KB Financial Group, Inc.	6,578	249,657
Korea Electric Power Corp.	3,329	144,071
Korea Zinc Co. Ltd.	439	194,616
Korean Reinsurance Co.	22,314	246,527
LG Chemical Ltd.	1,244	315,299
NAVER Corp.	310	187,075
Samsung C&T Corp.	4,104	217,943
Samsung Electronics Co. Ltd.	1,355	1,773,769
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	11,242	$ 463,078
SK Hynix, Inc.	2,697	115,556
SK Telecom Co. Ltd. sponsored ADR	3,828	113,500
TOTAL KOREA (SOUTH)		6,356,407
Malaysia - 0.1%
Malayan Banking Bhd	35,800	92,552
Mexico - 2.6%
America Movil S.A.B. de CV Series L sponsored ADR	13,625	284,626
Banregio Grupo Financiero S.A.B. de CV	17,500	100,355
Grupo Aeroportuario del Pacifico SA de CV Series B	20,200	143,817
Grupo Aeroportuario Norte S.A.B. de CV	12,200	60,928
Grupo Comercial Chedraui S.A.B. de CV	32,176	96,557
Grupo Financiero Banorte S.A.B. de CV Series O	75,664	431,436
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	12,400	451,484
Macquarie Mexican (REIT)	204,170	309,542
TOTAL MEXICO		1,878,745
Netherlands - 0.3%
Cnova NV (a)	4,710	26,612
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(f)	23,900	126,189
Yandex NV (a)	2,274	43,752
TOTAL NETHERLANDS		196,553
Nigeria - 0.6%
Guaranty Trust Bank PLC GDR (Reg. S)	19,480	135,352
Transnational Corp. of Nigeria PLC	3,561,455	57,270
Zenith Bank PLC	2,217,656	235,696
TOTAL NIGERIA		428,318
Pakistan - 0.2%
Habib Bank Ltd.	64,400	127,046
Panama - 0.3%
Copa Holdings SA Class A	2,000	221,780
Philippines - 1.6%
Alliance Global Group, Inc.	633,550	360,690
Metro Pacific Investments Corp.	444,300	45,112
Metropolitan Bank & Trust Co.	157,283	327,857
Common Stocks - continued
	Shares	Value
Philippines - continued
Nickel Asia Corp.	105,350	$ 53,720
Robinsons Land Corp.	578,100	388,078
TOTAL PHILIPPINES		1,175,457
Poland - 0.2%
Powszechny Zaklad Ubezpieczen SA	1,409	183,941
Puerto Rico - 0.1%
Popular, Inc. (a)	1,890	61,293
Russia - 2.0%
Bashneft OJSC (a)	1,313	54,727
Bashneft OJSC rights	150	0
E.ON Russia JSC (a)	850,700	52,023
Gazprom OAO (a)	71,409	212,300
LUKOIL Oil Co. sponsored ADR (United Kingdom)	9,000	460,400
Mobile TeleSystems OJSC (a)	23,801	121,872
NOVATEK OAO GDR (Reg. S)	3,500	338,889
Sberbank of Russia sponsored ADR	43,204	256,427
TOTAL RUSSIA		1,496,638
Singapore - 0.3%
Ezion Holdings Ltd.	73,940	67,335
First Resources Ltd.	137,000	184,296
TOTAL SINGAPORE		251,631
South Africa - 2.8%
Alexander Forbes Group Holding (a)(h)	40,881	33,849
Aspen Pharmacare Holdings Ltd.	9,962	303,141
Barclays Africa Group Ltd.	23,324	373,655
Bidvest Group Ltd.	7,956	215,803
Blue Label Telecoms Ltd. (h)	54,065	36,494
JSE Ltd.	9,690	108,399
Life Healthcare Group Holdings Ltd.	45,600	156,430
Naspers Ltd. Class N	5,100	802,123
TOTAL SOUTH AFRICA		2,029,894
Taiwan - 5.4%
Advantech Co. Ltd.	14,000	115,882
Catcher Technology Co. Ltd.	16,000	188,075
E.SUN Financial Holdings Co. Ltd.	320,397	219,694
Hon Hai Precision Industry Co. Ltd. (Foxconn)	58,624	176,106
Inotera Memories, Inc. (a)	65,000	75,451
King's Town Bank	89,000	91,395
Common Stocks - continued
	Shares	Value
Taiwan - continued
Largan Precision Co. Ltd.	5,000	$ 502,841
Pegatron Corp.	51,000	152,037
Taiwan Cement Corp.	127,000	180,801
Taiwan Fertilizer Co. Ltd.	73,000	134,435
Taiwan Semiconductor Manufacturing Co. Ltd.	308,000	1,482,796
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,142	125,670
Unified-President Enterprises Corp.	110,243	181,063
Universal Cement Corp.	95,740	102,380
Vanguard International Semiconductor Corp.	42,000	64,866
Yuanta Financial Holding Co. Ltd.	235,200	137,084
TOTAL TAIWAN		3,930,576
Thailand - 1.4%
Intouch Holdings PCL NVDR	68,700	160,519
Jasmine Broadband Internet Infrastructure Fund (a)	509,600	146,130
Kasikornbank PCL (For. Reg.)	52,134	332,215
PTT Exploration and Production PCL (For. Reg.)	48,300	171,479
Thai Union Frozen Products PCL (For. Reg.)	290,200	179,641
TOTAL THAILAND		989,984
Turkey - 0.7%
Aselsan A/S	15,000	78,295
Aygaz A/S	13,293	48,743
Tupras Turkiye Petrol Rafinelleri A/S	7,000	169,984
Turkiye Garanti Bankasi A/S	66,964	213,063
TOTAL TURKEY		510,085
United Arab Emirates - 0.5%
DP World Ltd.	5,182	119,601
Emaar Properties PJSC	56,492	126,736
First Gulf Bank PJSC	26,868	111,555
TOTAL UNITED ARAB EMIRATES		357,892
United Kingdom - 0.1%
Fresnillo PLC	5,400	59,892
United States of America - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	2,020	118,251
TOTAL COMMON STOCKS (Cost $32,665,832)		41,029,679
Nonconvertible Preferred Stocks - 2.4%
	Shares	Value
Brazil - 1.5%
Ambev SA sponsored ADR	15,900	$ 100,647
Banco do Estado Rio Grande do Sul SA	30,920	119,967
Companhia Paranaense de Energia-Copel:
(PN-B)	515	5,796
(PN-B) sponsored	5,375	58,803
Itau Unibanco Holding SA sponsored ADR	37,178	476,622
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	19,306	167,576
Vale SA (PN-A) sponsored ADR	23,800	143,990
TOTAL BRAZIL		1,073,401
Korea (South) - 0.9%
Hyundai Motor Co. Series 2	1,931	218,717
Samsung Electronics Co. Ltd.	283	286,387
Samsung Fire & Marine Insurance Co. Ltd.	880	141,750
TOTAL KOREA (SOUTH)		646,854
Russia - 0.0%
Surgutneftegas OJSC (a)	14,250	10,743
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,727,046)		1,730,998
Nonconvertible Bonds - 15.1%
	Principal Amount
Azerbaijan - 0.7%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)	$ 200,000	192,060
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	275,000	297,105
TOTAL AZERBAIJAN		489,165
Bangladesh - 0.3%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)	200,000	208,000
Brazil - 0.4%
Caixa Economica Federal 3.5% 11/7/22 (f)	300,000	272,250
Canada - 0.1%
First Quantum Minerals Ltd. 7% 2/15/21 (f)	100,000	93,250
Cayman Islands - 1.8%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (f)	300,000	299,987
Lamar Funding Ltd. 3.958% 5/7/25 (f)	200,000	203,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	$ 530,000	$ 508,694
8.375% 12/10/18	300,000	328,770
TOTAL CAYMAN ISLANDS		1,340,951
Georgia - 0.3%
JSC Georgian Railway 7.75% 7/11/22 (f)	200,000	219,780
Indonesia - 1.4%
PT Pertamina Persero:
5.25% 5/23/21 (f)	200,000	213,250
5.625% 5/20/43 (f)	200,000	193,260
6.5% 5/27/41 (f)	550,000	588,500
TOTAL INDONESIA		995,010
Ireland - 0.5%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)	250,000	245,240
6.8% 11/22/25 (f)	100,000	92,500
TOTAL IRELAND		337,740
Israel - 0.8%
B Communications Ltd. 7.375% 2/15/21 (f)	300,000	320,460
Israel Electric Corp. Ltd. 7.25% 1/15/19 (Reg. S)	250,000	286,250
TOTAL ISRAEL		606,710
Kazakhstan - 1.6%
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)	400,000	372,648
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)	200,000	183,000
KazMunaiGaz National Co. 5.75% 4/30/43 (f)	300,000	271,920
Zhaikmunai International BV 7.125% 11/13/19 (f)	350,000	329,875
TOTAL KAZAKHSTAN		1,157,443
Luxembourg - 0.8%
RSHB Capital SA:
5.1% 7/25/18 (f)	400,000	374,500
6.299% 5/15/17 (Reg. S)	200,000	197,246
TOTAL LUXEMBOURG		571,746
Mexico - 2.5%
Pemex Project Funding Master Trust 6.625% 6/15/35	350,000	394,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Mexico - continued
Petroleos Mexicanos:
5.5% 1/21/21	$ 400,000	$ 439,000
6.5% 6/2/41	150,000	165,563
6.625% (f)(g)	850,000	862,750
TOTAL MEXICO		1,861,763
Netherlands - 0.4%
Petrobras Global Finance BV 7.25% 3/17/44	300,000	294,675
South Africa - 0.4%
Eskom Holdings Ltd. 6.75% 8/6/23 (f)	300,000	310,524
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)	150,000	179,700
Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (f)	200,000	206,500
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (f)	300,000	286,860
Venezuela - 2.2%
Petroleos de Venezuela SA:
5.25% 4/12/17	300,000	175,470
5.5% 4/12/37	500,000	202,500
6% 11/15/26 (Reg. S)	700,000	290,500
8.5% 11/2/17 (f)	250,000	193,375
9% 11/17/21 (Reg. S)	550,000	268,070
9.75% 5/17/35 (f)	300,000	146,370
12.75% 2/17/22 (f)	600,000	352,500
TOTAL VENEZUELA		1,628,785
TOTAL NONCONVERTIBLE BONDS (Cost $11,082,021)		11,060,852
Government Obligations - 23.7%

Armenia - 0.8%
Republic of Armenia 6% 9/30/20 (f)	625,000	618,750
Azerbaijan - 0.4%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)	325,000	315,188
Barbados - 0.5%
Barbados Government 7% 8/4/22 (f)	350,000	339,488
Government Obligations - continued
	Principal Amount	Value
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(f)	$ 332,500	$ 247,713
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (f)	200,000	202,250
Brazil - 1.4%
Brazilian Federative Republic:
4.25% 1/7/25	850,000	838,189
12.25% 3/6/30	100,000	180,000
TOTAL BRAZIL		1,018,189
Colombia - 0.7%
Colombian Republic:
4% 2/26/24	200,000	205,500
7.375% 9/18/37	225,000	299,813
TOTAL COLOMBIA		505,313
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)	305,900	276,888
Costa Rica - 0.8%
Costa Rican Republic:
4.375% 4/30/25 (f)	225,000	209,250
7% 4/4/44 (f)	400,000	411,000
TOTAL COSTA RICA		620,250
Dominican Republic - 0.7%
Dominican Republic:
5.875% 4/18/24 (f)	150,000	159,000
6.6% 1/28/24 (f)	100,000	109,500
7.45% 4/30/44 (f)	200,000	225,000
TOTAL DOMINICAN REPUBLIC		493,500
Ecuador - 0.3%
Ecuador Republic 7.95% 6/20/24 (f)	200,000	195,000
Egypt - 0.2%
Arab Republic of Egypt 6.875% 4/30/40 (f)	150,000	155,625
El Salvador - 0.4%
El Salvador Republic:
7.375% 12/1/19	100,000	109,500
7.625% 2/1/41 (f)	150,000	156,938
TOTAL EL SALVADOR		266,438
Government Obligations - continued
	Principal Amount	Value
Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (f)	$ 200,000	$ 200,250
Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (f)	200,000	201,900
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (f)	200,000	222,000
Ghana - 0.5%
Ghana Republic:
7.875% 8/7/23 (Reg.S)	200,000	193,036
8.125% 1/18/26 (f)	200,000	193,516
TOTAL GHANA		386,552
Hungary - 0.3%
Hungarian Republic 5.75% 11/22/23	200,000	229,850
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	250,000	215,625
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (f)	200,000	189,000
5.75% 12/31/32	275,000	262,900
TOTAL IVORY COAST		451,900
Jamaica - 0.2%
Jamaican Government 8% 6/24/19	150,000	166,030
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (f)	200,000	211,000
Lebanon - 0.9%
Lebanese Republic:
5% 10/12/17	100,000	100,625
6.1% 10/4/22	150,000	153,000
6.65% 2/26/30(Reg. S)	125,000	129,063
11.625% 5/11/16 (Reg. S)	250,000	269,425
TOTAL LEBANON		652,113
Mexico - 0.7%
Comision Federal de Electricid 4.875% 1/15/24 (f)	200,000	215,400
United Mexican States 5.75% 10/12/2110	250,000	266,250
TOTAL MEXICO		481,650
Government Obligations - continued
	Principal Amount	Value
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)	$ 200,000	$ 178,500
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (f)	200,000	220,224
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)	250,000	257,905
Nigeria - 0.3%
Republic of Nigeria 6.375% 7/12/23	200,000	210,400
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (f)	200,000	210,883
Philippines - 0.8%
Philippine Republic 9.5% 2/2/30	350,000	587,563
Qatar - 0.4%
State of Qatar 5.75% 1/20/42 (f)	250,000	317,500
Russia - 3.0%
Russian Federation:
4.875% 9/16/23 (f)	200,000	196,000
5% 4/29/20 (f)	325,000	330,688
5.625% 4/4/42 (f)	200,000	192,952
5.875% 9/16/43 (f)	200,000	196,850
7.5% 3/31/30 (Reg. S)	515,625	603,142
12.75% 6/24/28 (Reg. S)	425,000	671,500
TOTAL RUSSIA		2,191,132
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (f)	200,000	224,900
Serbia - 0.4%
Republic of Serbia 7.25% 9/28/21 (f)	260,000	299,465
South Africa - 0.4%
South African Republic 5.875% 9/16/25	250,000	284,875
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)	300,000	310,500
Tanzania - 0.3%
United Republic of Tanzania 6.3971% 3/9/20 (j)	200,000	205,000
Turkey - 1.6%
Turkish Republic:
6.25% 9/26/22	200,000	226,000
7% 6/5/20	250,000	287,975
Government Obligations - continued
	Principal Amount	Value
Turkey - continued
Turkish Republic: - continued
7.375% 2/5/25	$ 300,000	$ 368,625
11.875% 1/15/30	165,000	287,249
TOTAL TURKEY		1,169,849
Ukraine - 0.6%
Ukraine Government:
6.58% 11/21/16 (f)	250,000	115,625
6.75% 11/14/17 (f)	200,000	93,000
7.5% 4/17/23 (Reg. S)	250,000	118,350
9.25% 7/24/17 (f)	200,000	92,000
TOTAL UKRAINE		418,975
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% 6/25/15 (i)	50,000	50,000
Venezuela - 1.6%
Venezuelan Republic:
7% 3/31/38	650,000	264,875
8.25% 10/13/24	300,000	131,250
9% 5/7/23 (Reg. S)	300,000	136,500
9.25% 9/15/27	650,000	318,500
9.25% 5/7/28 (Reg. S)	250,000	110,625
12.75% 8/23/22	325,000	177,938
TOTAL VENEZUELA		1,139,688
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (f)	200,000	225,750
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (f)	200,000	184,866
TOTAL GOVERNMENT OBLIGATIONS (Cost $17,508,373)		17,361,437
Preferred Securities - 0.4%

China - 0.4%
Sinochem Group 5% (f)(g)(j) (Cost $312,642)	300,000	318,709
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	1,464,565	$ 1,464,565
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	35,600	35,600
TOTAL MONEY MARKET FUNDS (Cost $1,500,165)		1,500,165
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $64,796,079)		73,001,840
NET OTHER ASSETS (LIABILITIES) - 0.2%		173,296
NET ASSETS - 100%		$ 73,175,136
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	$ 779,025	$ 55,661

The face value of futures purchased as a percentage of net assets is 1.1%
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,139,180 or 20.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) A portion of the security sold on a delayed delivery basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,109
Fidelity Securities Lending Cash Central Fund	209
Total	$ 1,318
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,813,905	$ 3,813,905	$ -	$ -
Consumer Staples	3,450,766	3,113,298	-	337,468
Energy	3,251,818	1,466,175	1,785,643	-
Financials	12,242,457	8,592,882	3,649,575	-
Health Care	868,131	868,131	-	-
Industrials	3,298,593	3,298,593	-	-
Information Technology	8,420,320	5,469,707	2,950,613	-
Materials	3,244,095	2,770,218	473,877	-
Telecommunication Services	2,664,290	2,284,562	379,728	-
Utilities	1,506,302	1,192,459	313,843	-
Corporate Bonds	11,060,852	-	11,060,852	-
Government Obligations	17,361,437	-	17,361,437	-
Preferred Securities	318,709	-	318,709	-
Money Market Funds	1,500,165	1,500,165	-	-
Total Investments in Securities:	$ 73,001,840	$ 34,370,095	$ 38,294,277	$ 337,468
Derivative Instruments:
Assets
Futures Contracts	$ 55,661	$ 55,661	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,029,616
Level 2 to Level 1	$ 16,419,336
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 55,661	$ -
Total Value of Derivatives	$ 55,661	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	3.7%
BBB	9.4%
BB	11.9%
B	7.1%
CCC,CC,C	4.7%
Not Rated	2.3%
Equities	58.5%
Short-Term Investments and Net Other Assets	2.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,992) - See accompanying schedule: Unaffiliated issuers (cost $63,295,914)	$ 71,501,675
Fidelity Central Funds (cost $1,500,165)	1,500,165
Total Investments (cost $64,796,079)		$ 73,001,840
Foreign currency held at value (cost $17,938)		17,893
Receivable for investments sold Regular delivery		612,260
Delayed delivery		988
Receivable for fund shares sold		54,721
Dividends receivable		56,893
Interest receivable		542,494
Distributions receivable from Fidelity Central Funds		262
Prepaid expenses		56
Receivable from investment adviser for expense reductions		37,189
Other receivables		23,322
Total assets		74,347,918

Liabilities
Payable to custodian bank	$ 195,287
Payable for investments purchased	657,668
Payable for fund shares redeemed	23,035
Accrued management fee	48,267
Distribution and service plan fees payable	13,186
Payable for daily variation margin for derivative instruments	12,450
Other affiliated payables	17,023
Other payables and accrued expenses	170,266
Collateral on securities loaned, at value	35,600
Total liabilities		1,172,782

Net Assets		$ 73,175,136
Net Assets consist of:
Paid in capital		$ 66,074,873
Undistributed net investment income		593,477
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,700,081)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,206,867
Net Assets		$ 73,175,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,212,602 ÷ 1,149,094 shares)	$ 11.50

Maximum offering price per share (100/94.25 of $11.50)	$ 12.20
Class T: Net Asset Value and redemption price per share ($4,606,974 ÷ 400,764 shares)	$ 11.50

Maximum offering price per share (100/96.50 of $11.50)	$ 11.92
Class C: Net Asset Value and offering price per share ($10,186,056 ÷ 890,349 shares)A	$ 11.44

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($37,551,081 ÷ 3,258,770 shares)	$ 11.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,618,423 ÷ 661,524 shares)	$ 11.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 400,578
Interest		878,819
Income from Fidelity Central Funds		1,318
Income before foreign taxes withheld		1,280,715
Less foreign taxes withheld		(45,081)
Total income		1,235,634

Expenses
Management fee	$ 295,109
Transfer agent fees	92,767
Distribution and service plan fees	79,377
Accounting and security lending fees	19,134
Custodian fees and expenses	177,673
Independent trustees' compensation	148
Registration fees	27,754
Audit	55,136
Legal	103
Miscellaneous	189
Total expenses before reductions	747,390
Expense reductions	(153,258)	594,132
Net investment income (loss)		641,502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $25,696)	(1,240,684)
Foreign currency transactions	(14,334)
Futures contracts	53,205
Total net realized gain (loss)		(1,201,813)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $44,547)	1,073,140
Assets and liabilities in foreign currencies	2,840
Futures contracts	55,527
Total change in net unrealized appreciation (depreciation)		1,131,507
Net gain (loss)		(70,306)
Net increase (decrease) in net assets resulting from operations		$ 571,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 641,502	$ 1,316,375
Net realized gain (loss)	(1,201,813)	3,140,986
Change in net unrealized appreciation (depreciation)	1,131,507	(2,656,389)
Net increase (decrease) in net assets resulting from operations	571,196	1,800,972
Distributions to shareholders from net investment income	(1,198,750)	(1,381,318)
Distributions to shareholders from net realized gain	(136,019)	-
Total distributions	(1,334,769)	(1,381,318)
Share transactions - net increase (decrease)	(5,616,512)	(8,457,450)
Redemption fees	11,538	27,840
Total increase (decrease) in net assets	(6,368,547)	(8,009,956)

Net Assets
Beginning of period	79,543,683	87,553,639
End of period (including undistributed net investment income of $593,477 and undistributed net investment income of $1,150,725, respectively)	$ 73,175,136	$ 79,543,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 11.37	$ 10.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.18	.18	.20
Net realized and unrealized gain (loss)	.04 H	.19	.48	.68
Total from investment operations	.13	.37	.66	.88
Distributions from net investment income	(.17)	(.18)	(.15)	(.02)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.19)	(.18)	(.16)	(.02)
Redemption fees added to paid in capital E	- K	- K	.01	- K
Net asset value, end of period	$ 11.50	$ 11.56	$ 11.37	$ 10.86
Total ReturnB, C, D	1.20%	3.30%	6.23%	8.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.03%A	1.98%	1.89%	1.87%
Expenses net of fee waivers, if any	1.65%A	1.65%	1.65%	1.65%
Expenses net of all reductions	1.65%A	1.65%	1.62%	1.62%
Net investment income (loss)	1.70%A	1.61%	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,213	$ 13,627	$ 18,837	$ 7,675
Portfolio turnover rateG	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 11.34	$ 10.84	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.15	.15	.17
Net realized and unrealized gain (loss)	.04 H	.19	.48	.68
Total from investment operations	.12	.34	.63	.85
Distributions from net investment income	(.14)	(.14)	(.12)	(.01)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.16)	(.14)	(.14) L	(.01)
Redemption fees added to paid in capital E	- K	- K	.01	- K
Net asset value, end of period	$ 11.50	$ 11.54	$ 11.34	$ 10.84
Total ReturnB, C, D	1.10%	3.04%	5.93%	8.56%
Ratios to Average Net Assets F, J
Expenses before reductions	2.37%A	2.32%	2.13%	2.10%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.90%	1.90%
Expenses net of all reductions	1.90%A	1.90%	1.88%	1.87%
Net investment income (loss)	1.45%A	1.36%	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,607	$ 5,277	$ 5,967	$ 5,823
Portfolio turnover rateG	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.29	$ 10.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.09	.12
Net realized and unrealized gain (loss)	.04 H	.19	.47	.69
Total from investment operations	.09	.29	.56	.81
Distributions from net investment income	(.10)	(.11)	(.07)	(.01)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.12)	(.11)	(.08)	(.01)
Redemption fees added to paid in capital E	- K	- K	.01	- K
Net asset value, end of period	$ 11.44	$ 11.47	$ 11.29	$ 10.80
Total ReturnB, C, D	.81%	2.56%	5.31%	8.07%
Ratios to Average Net Assets F, J
Expenses before reductions	2.77%A	2.72%	2.65%	2.63%
Expenses net of fee waivers, if any	2.40%A	2.40%	2.40%	2.40%
Expenses net of all reductions	2.40%A	2.40%	2.37%	2.37%
Net investment income (loss)	.95%A	.86%	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,186	$ 10,104	$ 7,436	$ 5,824
Portfolio turnover rateG	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.21	.21	.22
Net realized and unrealized gain (loss)	.03 G	.19	.47	.69
Total from investment operations	.14	.40	.68	.91
Distributions from net investment income	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- J	- J	.01	- J
Net asset value, end of period	$ 11.52	$ 11.60	$ 11.40	$ 10.89
Total ReturnB, C	1.29%	3.56%	6.44%	9.15%
Ratios to Average Net Assets E, I
Expenses before reductions	1.84%A	1.73%	1.56%	1.60%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%A	1.40%	1.38%	1.38%
Net investment income (loss)	1.95%A	1.86%	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,551	$ 45,763	$ 49,959	$ 81,416
Portfolio turnover rateF	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.21	.20	.22
Net realized and unrealized gain (loss)	.04 J	.18	.48	.69
Total from investment operations	.15	.39	.68	.91
Distributions from net investment income	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- I	- I	.01	- I
Net asset value, end of period	$ 11.52	$ 11.59	$ 11.40	$ 10.89
Total ReturnB, C	1.37%	3.51%	6.44%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.69%A	1.71%	1.63%	1.62%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39%A	1.40%	1.37%	1.37%
Net investment income (loss)	1.96%A	1.86%	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,618	$ 4,773	$ 5,354	$ 2,287
Portfolio turnover rateF	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

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3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,754,607
Gross unrealized depreciation	(2,763,555)
Net unrealized appreciation (depreciation) on securities	$ 7,991,052
Tax cost	$ 65,010,788

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $53,205 and a change in net unrealized appreciation (depreciation) of $55,527 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $37,917,944 and $44,706,843, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,936	$ 4,933
Class T	.25%	.25%	12,218	4,753
Class C	.75%	.25%	50,223	29,561
			$ 79,377	$ 39,247

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,381
Class T	546
Class C*	86
$ 3,013

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 14,871.22
Class T	7,541.31
Class C	11,005.22
Total Emerging Markets	54,733.28
Institutional Class	4,617.16
	$ 92,767

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $252 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $209. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 25,540
Class T	1.90%	11,417
Class C	2.40%	18,762
Total Emerging Markets	1.40%	87,005
Institutional Class	1.40%	8,757
		$ 151,481

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,748 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Total Emerging Markets expenses during the period in the amount of $13.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 211,944	$ 298,475
Class T	63,689	72,882
Class C	88,937	71,691
Total Emerging Markets	751,293	837,446
Institutional Class	82,887	100,824
Total	$ 1,198,750	$ 1,381,318

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 24,934	$ -
Class T	9,098	-
Class C	18,150	-
Total Emerging Markets	75,507	-
Institutional Class	8,330	-
Total	$ 136,019	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	164,669	374,099	$ 1,836,302	$ 4,265,512
Reinvestment of distributions	21,174	24,147	232,918	267,553
Shares redeemed	(215,972)	(876,261)	(2,368,559)	(9,758,391)
Net increase (decrease)	(30,129)	(478,015)	$ (299,339)	$ (5,225,326)
Class T
Shares sold	22,487	73,071	$ 246,990	$ 838,229
Reinvestment of distributions	6,566	6,487	72,226	71,875
Shares redeemed	(85,669)	(148,531)	(939,146)	(1,659,489)
Net increase (decrease)	(56,616)	(68,973)	$ (619,930)	$ (749,385)
Class C
Shares sold	104,570	312,027	$ 1,139,403	$ 3,545,260
Reinvestment of distributions	9,691	6,236	106,316	69,031
Shares redeemed	(105,050)	(95,617)	(1,144,340)	(1,079,948)
Net increase (decrease)	9,211	222,646	$ 101,379	$ 2,534,343
Total Emerging Markets
Shares sold	527,529	1,227,986	$ 5,793,785	$ 14,240,572
Reinvestment of distributions	70,595	69,851	777,256	774,644
Shares redeemed	(1,285,793)	(1,734,596)	(14,095,631)	(19,517,156)
Net increase (decrease)	(687,669)	(436,759)	$ (7,524,590)	$ (4,501,940)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	344,868	216,506	$ 3,760,456	$ 2,508,322
Reinvestment of distributions	8,237	8,910	90,609	98,814
Shares redeemed	(103,405)	(283,392)	(1,125,097)	(3,122,278)
Net increase (decrease)	249,700	(57,976)	$ 2,725,968	$ (515,142)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

ATEKI-USAN-0615
1.931263.103
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Emerging Markets

Fund - Class A, Class T,
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Total Emerging
Markets Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.65%
Actual		$ 1,000.00	$ 1,012.00	$ 8.23
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,011.00	$ 9.47
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	2.40%
Actual		$ 1,000.00	$ 1,008.10	$ 11.95
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,012.90	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,013.70	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.4	2.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.2	2.3
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.3	1.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.2	0.0
	8.6
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	22.6
Energy	13.6	9.4
Information Technology	12.5	13.8
Consumer Discretionary	5.5	6.8
Consumer Staples	5.2	6.5
Top Five Countries as of April 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	9.6	13.5
China	7.1	5.9
India	6.3	8.5
Cayman Islands	6.0	5.5
Mexico	5.8	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
Stocks and Equity Futures 59.6%	Stocks and Equity Futures 75.6%
Bonds 38.7%	Bonds 22.9%
Other Investments 0.4%	Other Investments 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.3%	Short-Term Investments and Net Other Assets (Liabilities) 1.5%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.1%
	Shares	Value
Argentina - 0.4%
Grupo Financiero Galicia SA sponsored ADR	4,300	$ 94,772
Telecom Argentina SA Class B sponsored ADR	2,861	59,680
YPF SA Class D sponsored ADR	5,600	171,024
TOTAL ARGENTINA		325,476
Bermuda - 1.0%
Aquarius Platinum Ltd. (Australia) (a)	312,441	42,033
China Resources Gas Group Ltd.	24,000	83,607
Credicorp Ltd. (United States)	1,272	194,044
GP Investments Ltd. Class A (depositary receipt) (a)	42,422	77,721
Shangri-La Asia Ltd.	98,000	149,202
Yue Yuen Industrial (Holdings) Ltd.	43,000	163,666
TOTAL BERMUDA		710,273
Brazil - 1.5%
B2W Companhia Global do Varejo (a)	5,100	46,329
BM&F BOVESPA SA	34,100	140,454
Cielo SA	12,840	178,732
Companhia de Saneamento de Minas Gerais	8,004	48,216
Cosan SA Industria e Comercio	7,017	68,704
Direcional Engenharia SA	28,800	60,985
Fibria Celulose SA (a)	20,800	291,674
Minerva SA (a)	40,100	116,722
Smiles SA	9,400	158,801
TOTAL BRAZIL		1,110,617
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	1,472	35,114
Canada - 0.3%
Goldcorp, Inc.	2,900	54,587
Pan American Silver Corp.	13,200	125,664
Torex Gold Resources, Inc. (a)	36,200	33,605
TOTAL CANADA		213,856
Cayman Islands - 4.2%
21Vianet Group, Inc. ADR (a)	3,418	70,308
58.com, Inc. ADR (a)	2,650	202,142
AAC Technology Holdings, Inc.	22,500	119,459
Alibaba Group Holding Ltd. sponsored ADR	700	56,903
China ZhengTong Auto Services Holdings Ltd.	166,160	113,838
ENN Energy Holdings Ltd.	39,878	288,130
Haitian International Holdings Ltd.	35,000	87,245
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Hengan International Group Co. Ltd.	16,500	$ 203,947
Leju Holdings Ltd. ADR	5,548	58,420
Shenzhou International Group Holdings Ltd.	13,000	61,305
SINA Corp. (a)	2,562	112,715
Tencent Holdings Ltd.	53,200	1,097,988
Tingyi (Cayman Islands) Holding Corp.	78,000	164,845
TPK Holding Co. Ltd.	24,000	149,677
Uni-President China Holdings Ltd.	276,600	223,762
Yingde Gases Group Co. Ltd.	77,000	67,457
TOTAL CAYMAN ISLANDS		3,078,141
Chile - 1.1%
Compania Cervecerias Unidas SA sponsored ADR (e)	5,656	123,697
Empresa Nacional de Electricidad SA	34,995	53,838
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,995	67,580
Empresas CMPC SA	38,860	110,414
Enersis SA	364,099	126,793
Inversiones La Construccion SA	7,374	94,398
Vina Concha y Toro SA	103,483	210,739
TOTAL CHILE		787,459
China - 6.7%
Anhui Conch Cement Co. Ltd. (H Shares)	48,000	195,083
Baoshan Iron & Steel Co. Ltd.	131,700	190,454
BBMG Corp. (H Shares)	236,000	292,924
China Life Insurance Co. Ltd. (H Shares)	127,170	617,192
China Machinery Engineering Co. (H Shares)	76,000	101,195
China Pacific Insurance Group Co. Ltd. (H Shares)	72,230	394,208
China Suntien Green Energy Corp. Ltd. (H Shares)	223,850	60,363
China Telecom Corp. Ltd. (H Shares)	347,117	258,416
Daqin Railway Co. Ltd. (A Shares)	104,100	234,455
Industrial & Commercial Bank of China Ltd. (H Shares)	1,101,900	955,855
Kweichow Moutai Co. Ltd.	8,200	333,444
Maanshan Iron & Steel Ltd. (H Shares) (a)	344,000	134,040
PetroChina Co. Ltd. (H Shares)	148,000	190,885
PICC Property & Casualty Co. Ltd. (H Shares)	94,495	210,191
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	24,351	350,001
Qingdao Haier Co. Ltd.	60,500	264,422
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	18,000	153,976
TOTAL CHINA		4,937,104
Colombia - 0.4%
Bancolombia SA sponsored ADR	6,337	286,876
Common Stocks - continued
	Shares	Value
Czech Republic - 0.1%
Komercni Banka A/S	432	$ 96,339
Egypt - 0.1%
Citadel Capital Corp. (a)	229,300	69,721
Greece - 0.4%
National Bank of Greece SA (a)	41,460	58,132
National Bank of Greece SA sponsored ADR (a)	21,710	31,697
Public Power Corp. of Greece (a)	2,422	16,291
Titan Cement Co. SA (Reg.)	7,100	179,071
TOTAL GREECE		285,191
Hong Kong - 3.9%
China Mobile Ltd.	14,675	209,607
China Mobile Ltd. sponsored ADR	9,684	691,728
China Power International Development Ltd.	127,270	82,268
China Resources Enterprise Ltd.	70,000	214,952
China Resources Power Holdings Co. Ltd.	78,929	238,807
China Unicom Ltd.	25,690	48,249
China Unicom Ltd. sponsored ADR	5,910	111,049
CNOOC Ltd.	295,000	503,038
CNOOC Ltd. sponsored ADR	70	11,988
Far East Horizon Ltd.	253,400	268,748
Lenovo Group Ltd.	118,000	204,011
Sinotruk Hong Kong Ltd.	151,500	108,290
Techtronic Industries Co. Ltd.	42,500	151,070
TOTAL HONG KONG		2,843,805
India - 6.3%
Adani Ports & Special Economic Zone	34,905	174,421
Axis Bank Ltd. (a)	43,670	392,026
Bharti Airtel Ltd. (a)	10,069	60,385
Bharti Infratel Ltd.	50,778	320,660
Coal India Ltd.	47,512	271,213
Eicher Motors Ltd. (a)	683	163,277
GAIL India Ltd. (a)	16,345	92,672
Grasim Industries Ltd.	3,769	234,914
HCL Technologies Ltd.	14,136	195,876
Infosys Ltd.	10,971	334,715
ITC Ltd. (a)	65,019	329,813
JK Cement Ltd.	10,538	107,042
Larsen & Toubro Ltd. (a)	6,771	173,815
LIC Housing Finance Ltd.	11,925	80,701
Lupin Ltd.	8,951	249,672
Common Stocks - continued
	Shares	Value
India - continued
Oil & Natural Gas Corp. Ltd.	37,425	$ 179,034
Petronet LNG Ltd. (a)	26,470	72,748
Phoenix Mills Ltd. (a)	23,946	137,256
Power Grid Corp. of India Ltd.	64,780	153,481
SREI Infrastructure Finance Ltd.	174,485	109,006
State Bank of India	84,967	360,672
Tata Consultancy Services Ltd.	5,049	195,746
Yes Bank Ltd.	16,643	219,850
TOTAL INDIA		4,608,995
Indonesia - 1.2%
PT Astra International Tbk	460,300	243,244
PT Bakrieland Development Tbk (a)	14,008,300	54,034
PT Bank Mandiri (Persero) Tbk	222,000	182,604
PT Bank Rakyat Indonesia Tbk	248,400	222,770
PT Kalbe Farma Tbk	1,147,400	158,888
PT Perusahaan Gas Negara Tbk Series B	40,350	12,763
TOTAL INDONESIA		874,303
Ireland - 0.1%
Dragon Oil PLC	7,300	69,388
Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.	82,495	156,419
Kenya - 0.1%
Equity Group Holdings Ltd.	141,500	73,667
Korea (South) - 8.7%
AMOREPACIFIC Group, Inc.	223	337,468
BGFretail Co. Ltd.	1,501	163,741
Daewoo International Corp.	14,325	417,604
E-Mart Co. Ltd.	1,388	285,432
Fila Korea Ltd.	1,930	188,142
Hyundai HCN	6,431	31,764
Hyundai Industrial Development & Construction Co.	4,304	228,964
Hyundai Mobis	3,107	682,201
KB Financial Group, Inc.	6,578	249,657
Korea Electric Power Corp.	3,329	144,071
Korea Zinc Co. Ltd.	439	194,616
Korean Reinsurance Co.	22,314	246,527
LG Chemical Ltd.	1,244	315,299
NAVER Corp.	310	187,075
Samsung C&T Corp.	4,104	217,943
Samsung Electronics Co. Ltd.	1,355	1,773,769
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	11,242	$ 463,078
SK Hynix, Inc.	2,697	115,556
SK Telecom Co. Ltd. sponsored ADR	3,828	113,500
TOTAL KOREA (SOUTH)		6,356,407
Malaysia - 0.1%
Malayan Banking Bhd	35,800	92,552
Mexico - 2.6%
America Movil S.A.B. de CV Series L sponsored ADR	13,625	284,626
Banregio Grupo Financiero S.A.B. de CV	17,500	100,355
Grupo Aeroportuario del Pacifico SA de CV Series B	20,200	143,817
Grupo Aeroportuario Norte S.A.B. de CV	12,200	60,928
Grupo Comercial Chedraui S.A.B. de CV	32,176	96,557
Grupo Financiero Banorte S.A.B. de CV Series O	75,664	431,436
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	12,400	451,484
Macquarie Mexican (REIT)	204,170	309,542
TOTAL MEXICO		1,878,745
Netherlands - 0.3%
Cnova NV (a)	4,710	26,612
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(f)	23,900	126,189
Yandex NV (a)	2,274	43,752
TOTAL NETHERLANDS		196,553
Nigeria - 0.6%
Guaranty Trust Bank PLC GDR (Reg. S)	19,480	135,352
Transnational Corp. of Nigeria PLC	3,561,455	57,270
Zenith Bank PLC	2,217,656	235,696
TOTAL NIGERIA		428,318
Pakistan - 0.2%
Habib Bank Ltd.	64,400	127,046
Panama - 0.3%
Copa Holdings SA Class A	2,000	221,780
Philippines - 1.6%
Alliance Global Group, Inc.	633,550	360,690
Metro Pacific Investments Corp.	444,300	45,112
Metropolitan Bank & Trust Co.	157,283	327,857
Common Stocks - continued
	Shares	Value
Philippines - continued
Nickel Asia Corp.	105,350	$ 53,720
Robinsons Land Corp.	578,100	388,078
TOTAL PHILIPPINES		1,175,457
Poland - 0.2%
Powszechny Zaklad Ubezpieczen SA	1,409	183,941
Puerto Rico - 0.1%
Popular, Inc. (a)	1,890	61,293
Russia - 2.0%
Bashneft OJSC (a)	1,313	54,727
Bashneft OJSC rights	150	0
E.ON Russia JSC (a)	850,700	52,023
Gazprom OAO (a)	71,409	212,300
LUKOIL Oil Co. sponsored ADR (United Kingdom)	9,000	460,400
Mobile TeleSystems OJSC (a)	23,801	121,872
NOVATEK OAO GDR (Reg. S)	3,500	338,889
Sberbank of Russia sponsored ADR	43,204	256,427
TOTAL RUSSIA		1,496,638
Singapore - 0.3%
Ezion Holdings Ltd.	73,940	67,335
First Resources Ltd.	137,000	184,296
TOTAL SINGAPORE		251,631
South Africa - 2.8%
Alexander Forbes Group Holding (a)(h)	40,881	33,849
Aspen Pharmacare Holdings Ltd.	9,962	303,141
Barclays Africa Group Ltd.	23,324	373,655
Bidvest Group Ltd.	7,956	215,803
Blue Label Telecoms Ltd. (h)	54,065	36,494
JSE Ltd.	9,690	108,399
Life Healthcare Group Holdings Ltd.	45,600	156,430
Naspers Ltd. Class N	5,100	802,123
TOTAL SOUTH AFRICA		2,029,894
Taiwan - 5.4%
Advantech Co. Ltd.	14,000	115,882
Catcher Technology Co. Ltd.	16,000	188,075
E.SUN Financial Holdings Co. Ltd.	320,397	219,694
Hon Hai Precision Industry Co. Ltd. (Foxconn)	58,624	176,106
Inotera Memories, Inc. (a)	65,000	75,451
King's Town Bank	89,000	91,395
Common Stocks - continued
	Shares	Value
Taiwan - continued
Largan Precision Co. Ltd.	5,000	$ 502,841
Pegatron Corp.	51,000	152,037
Taiwan Cement Corp.	127,000	180,801
Taiwan Fertilizer Co. Ltd.	73,000	134,435
Taiwan Semiconductor Manufacturing Co. Ltd.	308,000	1,482,796
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,142	125,670
Unified-President Enterprises Corp.	110,243	181,063
Universal Cement Corp.	95,740	102,380
Vanguard International Semiconductor Corp.	42,000	64,866
Yuanta Financial Holding Co. Ltd.	235,200	137,084
TOTAL TAIWAN		3,930,576
Thailand - 1.4%
Intouch Holdings PCL NVDR	68,700	160,519
Jasmine Broadband Internet Infrastructure Fund (a)	509,600	146,130
Kasikornbank PCL (For. Reg.)	52,134	332,215
PTT Exploration and Production PCL (For. Reg.)	48,300	171,479
Thai Union Frozen Products PCL (For. Reg.)	290,200	179,641
TOTAL THAILAND		989,984
Turkey - 0.7%
Aselsan A/S	15,000	78,295
Aygaz A/S	13,293	48,743
Tupras Turkiye Petrol Rafinelleri A/S	7,000	169,984
Turkiye Garanti Bankasi A/S	66,964	213,063
TOTAL TURKEY		510,085
United Arab Emirates - 0.5%
DP World Ltd.	5,182	119,601
Emaar Properties PJSC	56,492	126,736
First Gulf Bank PJSC	26,868	111,555
TOTAL UNITED ARAB EMIRATES		357,892
United Kingdom - 0.1%
Fresnillo PLC	5,400	59,892
United States of America - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	2,020	118,251
TOTAL COMMON STOCKS (Cost $32,665,832)		41,029,679
Nonconvertible Preferred Stocks - 2.4%
	Shares	Value
Brazil - 1.5%
Ambev SA sponsored ADR	15,900	$ 100,647
Banco do Estado Rio Grande do Sul SA	30,920	119,967
Companhia Paranaense de Energia-Copel:
(PN-B)	515	5,796
(PN-B) sponsored	5,375	58,803
Itau Unibanco Holding SA sponsored ADR	37,178	476,622
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	19,306	167,576
Vale SA (PN-A) sponsored ADR	23,800	143,990
TOTAL BRAZIL		1,073,401
Korea (South) - 0.9%
Hyundai Motor Co. Series 2	1,931	218,717
Samsung Electronics Co. Ltd.	283	286,387
Samsung Fire & Marine Insurance Co. Ltd.	880	141,750
TOTAL KOREA (SOUTH)		646,854
Russia - 0.0%
Surgutneftegas OJSC (a)	14,250	10,743
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,727,046)		1,730,998
Nonconvertible Bonds - 15.1%
	Principal Amount
Azerbaijan - 0.7%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)	$ 200,000	192,060
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	275,000	297,105
TOTAL AZERBAIJAN		489,165
Bangladesh - 0.3%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)	200,000	208,000
Brazil - 0.4%
Caixa Economica Federal 3.5% 11/7/22 (f)	300,000	272,250
Canada - 0.1%
First Quantum Minerals Ltd. 7% 2/15/21 (f)	100,000	93,250
Cayman Islands - 1.8%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (f)	300,000	299,987
Lamar Funding Ltd. 3.958% 5/7/25 (f)	200,000	203,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	$ 530,000	$ 508,694
8.375% 12/10/18	300,000	328,770
TOTAL CAYMAN ISLANDS		1,340,951
Georgia - 0.3%
JSC Georgian Railway 7.75% 7/11/22 (f)	200,000	219,780
Indonesia - 1.4%
PT Pertamina Persero:
5.25% 5/23/21 (f)	200,000	213,250
5.625% 5/20/43 (f)	200,000	193,260
6.5% 5/27/41 (f)	550,000	588,500
TOTAL INDONESIA		995,010
Ireland - 0.5%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)	250,000	245,240
6.8% 11/22/25 (f)	100,000	92,500
TOTAL IRELAND		337,740
Israel - 0.8%
B Communications Ltd. 7.375% 2/15/21 (f)	300,000	320,460
Israel Electric Corp. Ltd. 7.25% 1/15/19 (Reg. S)	250,000	286,250
TOTAL ISRAEL		606,710
Kazakhstan - 1.6%
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)	400,000	372,648
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)	200,000	183,000
KazMunaiGaz National Co. 5.75% 4/30/43 (f)	300,000	271,920
Zhaikmunai International BV 7.125% 11/13/19 (f)	350,000	329,875
TOTAL KAZAKHSTAN		1,157,443
Luxembourg - 0.8%
RSHB Capital SA:
5.1% 7/25/18 (f)	400,000	374,500
6.299% 5/15/17 (Reg. S)	200,000	197,246
TOTAL LUXEMBOURG		571,746
Mexico - 2.5%
Pemex Project Funding Master Trust 6.625% 6/15/35	350,000	394,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Mexico - continued
Petroleos Mexicanos:
5.5% 1/21/21	$ 400,000	$ 439,000
6.5% 6/2/41	150,000	165,563
6.625% (f)(g)	850,000	862,750
TOTAL MEXICO		1,861,763
Netherlands - 0.4%
Petrobras Global Finance BV 7.25% 3/17/44	300,000	294,675
South Africa - 0.4%
Eskom Holdings Ltd. 6.75% 8/6/23 (f)	300,000	310,524
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)	150,000	179,700
Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (f)	200,000	206,500
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (f)	300,000	286,860
Venezuela - 2.2%
Petroleos de Venezuela SA:
5.25% 4/12/17	300,000	175,470
5.5% 4/12/37	500,000	202,500
6% 11/15/26 (Reg. S)	700,000	290,500
8.5% 11/2/17 (f)	250,000	193,375
9% 11/17/21 (Reg. S)	550,000	268,070
9.75% 5/17/35 (f)	300,000	146,370
12.75% 2/17/22 (f)	600,000	352,500
TOTAL VENEZUELA		1,628,785
TOTAL NONCONVERTIBLE BONDS (Cost $11,082,021)		11,060,852
Government Obligations - 23.7%

Armenia - 0.8%
Republic of Armenia 6% 9/30/20 (f)	625,000	618,750
Azerbaijan - 0.4%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)	325,000	315,188
Barbados - 0.5%
Barbados Government 7% 8/4/22 (f)	350,000	339,488
Government Obligations - continued
	Principal Amount	Value
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(f)	$ 332,500	$ 247,713
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (f)	200,000	202,250
Brazil - 1.4%
Brazilian Federative Republic:
4.25% 1/7/25	850,000	838,189
12.25% 3/6/30	100,000	180,000
TOTAL BRAZIL		1,018,189
Colombia - 0.7%
Colombian Republic:
4% 2/26/24	200,000	205,500
7.375% 9/18/37	225,000	299,813
TOTAL COLOMBIA		505,313
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)	305,900	276,888
Costa Rica - 0.8%
Costa Rican Republic:
4.375% 4/30/25 (f)	225,000	209,250
7% 4/4/44 (f)	400,000	411,000
TOTAL COSTA RICA		620,250
Dominican Republic - 0.7%
Dominican Republic:
5.875% 4/18/24 (f)	150,000	159,000
6.6% 1/28/24 (f)	100,000	109,500
7.45% 4/30/44 (f)	200,000	225,000
TOTAL DOMINICAN REPUBLIC		493,500
Ecuador - 0.3%
Ecuador Republic 7.95% 6/20/24 (f)	200,000	195,000
Egypt - 0.2%
Arab Republic of Egypt 6.875% 4/30/40 (f)	150,000	155,625
El Salvador - 0.4%
El Salvador Republic:
7.375% 12/1/19	100,000	109,500
7.625% 2/1/41 (f)	150,000	156,938
TOTAL EL SALVADOR		266,438
Government Obligations - continued
	Principal Amount	Value
Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (f)	$ 200,000	$ 200,250
Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (f)	200,000	201,900
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (f)	200,000	222,000
Ghana - 0.5%
Ghana Republic:
7.875% 8/7/23 (Reg.S)	200,000	193,036
8.125% 1/18/26 (f)	200,000	193,516
TOTAL GHANA		386,552
Hungary - 0.3%
Hungarian Republic 5.75% 11/22/23	200,000	229,850
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	250,000	215,625
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (f)	200,000	189,000
5.75% 12/31/32	275,000	262,900
TOTAL IVORY COAST		451,900
Jamaica - 0.2%
Jamaican Government 8% 6/24/19	150,000	166,030
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (f)	200,000	211,000
Lebanon - 0.9%
Lebanese Republic:
5% 10/12/17	100,000	100,625
6.1% 10/4/22	150,000	153,000
6.65% 2/26/30(Reg. S)	125,000	129,063
11.625% 5/11/16 (Reg. S)	250,000	269,425
TOTAL LEBANON		652,113
Mexico - 0.7%
Comision Federal de Electricid 4.875% 1/15/24 (f)	200,000	215,400
United Mexican States 5.75% 10/12/2110	250,000	266,250
TOTAL MEXICO		481,650
Government Obligations - continued
	Principal Amount	Value
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)	$ 200,000	$ 178,500
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (f)	200,000	220,224
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)	250,000	257,905
Nigeria - 0.3%
Republic of Nigeria 6.375% 7/12/23	200,000	210,400
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (f)	200,000	210,883
Philippines - 0.8%
Philippine Republic 9.5% 2/2/30	350,000	587,563
Qatar - 0.4%
State of Qatar 5.75% 1/20/42 (f)	250,000	317,500
Russia - 3.0%
Russian Federation:
4.875% 9/16/23 (f)	200,000	196,000
5% 4/29/20 (f)	325,000	330,688
5.625% 4/4/42 (f)	200,000	192,952
5.875% 9/16/43 (f)	200,000	196,850
7.5% 3/31/30 (Reg. S)	515,625	603,142
12.75% 6/24/28 (Reg. S)	425,000	671,500
TOTAL RUSSIA		2,191,132
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (f)	200,000	224,900
Serbia - 0.4%
Republic of Serbia 7.25% 9/28/21 (f)	260,000	299,465
South Africa - 0.4%
South African Republic 5.875% 9/16/25	250,000	284,875
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)	300,000	310,500
Tanzania - 0.3%
United Republic of Tanzania 6.3971% 3/9/20 (j)	200,000	205,000
Turkey - 1.6%
Turkish Republic:
6.25% 9/26/22	200,000	226,000
7% 6/5/20	250,000	287,975
Government Obligations - continued
	Principal Amount	Value
Turkey - continued
Turkish Republic: - continued
7.375% 2/5/25	$ 300,000	$ 368,625
11.875% 1/15/30	165,000	287,249
TOTAL TURKEY		1,169,849
Ukraine - 0.6%
Ukraine Government:
6.58% 11/21/16 (f)	250,000	115,625
6.75% 11/14/17 (f)	200,000	93,000
7.5% 4/17/23 (Reg. S)	250,000	118,350
9.25% 7/24/17 (f)	200,000	92,000
TOTAL UKRAINE		418,975
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% 6/25/15 (i)	50,000	50,000
Venezuela - 1.6%
Venezuelan Republic:
7% 3/31/38	650,000	264,875
8.25% 10/13/24	300,000	131,250
9% 5/7/23 (Reg. S)	300,000	136,500
9.25% 9/15/27	650,000	318,500
9.25% 5/7/28 (Reg. S)	250,000	110,625
12.75% 8/23/22	325,000	177,938
TOTAL VENEZUELA		1,139,688
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (f)	200,000	225,750
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (f)	200,000	184,866
TOTAL GOVERNMENT OBLIGATIONS (Cost $17,508,373)		17,361,437
Preferred Securities - 0.4%

China - 0.4%
Sinochem Group 5% (f)(g)(j) (Cost $312,642)	300,000	318,709
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	1,464,565	$ 1,464,565
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	35,600	35,600
TOTAL MONEY MARKET FUNDS (Cost $1,500,165)		1,500,165
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $64,796,079)		73,001,840
NET OTHER ASSETS (LIABILITIES) - 0.2%		173,296
NET ASSETS - 100%		$ 73,175,136
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	$ 779,025	$ 55,661

The face value of futures purchased as a percentage of net assets is 1.1%
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,139,180 or 20.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) A portion of the security sold on a delayed delivery basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,109
Fidelity Securities Lending Cash Central Fund	209
Total	$ 1,318
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,813,905	$ 3,813,905	$ -	$ -
Consumer Staples	3,450,766	3,113,298	-	337,468
Energy	3,251,818	1,466,175	1,785,643	-
Financials	12,242,457	8,592,882	3,649,575	-
Health Care	868,131	868,131	-	-
Industrials	3,298,593	3,298,593	-	-
Information Technology	8,420,320	5,469,707	2,950,613	-
Materials	3,244,095	2,770,218	473,877	-
Telecommunication Services	2,664,290	2,284,562	379,728	-
Utilities	1,506,302	1,192,459	313,843	-
Corporate Bonds	11,060,852	-	11,060,852	-
Government Obligations	17,361,437	-	17,361,437	-
Preferred Securities	318,709	-	318,709	-
Money Market Funds	1,500,165	1,500,165	-	-
Total Investments in Securities:	$ 73,001,840	$ 34,370,095	$ 38,294,277	$ 337,468
Derivative Instruments:
Assets
Futures Contracts	$ 55,661	$ 55,661	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,029,616
Level 2 to Level 1	$ 16,419,336
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 55,661	$ -
Total Value of Derivatives	$ 55,661	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	3.7%
BBB	9.4%
BB	11.9%
B	7.1%
CCC,CC,C	4.7%
Not Rated	2.3%
Equities	58.5%
Short-Term Investments and Net Other Assets	2.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,992) - See accompanying schedule: Unaffiliated issuers (cost $63,295,914)	$ 71,501,675
Fidelity Central Funds (cost $1,500,165)	1,500,165
Total Investments (cost $64,796,079)		$ 73,001,840
Foreign currency held at value (cost $17,938)		17,893
Receivable for investments sold Regular delivery		612,260
Delayed delivery		988
Receivable for fund shares sold		54,721
Dividends receivable		56,893
Interest receivable		542,494
Distributions receivable from Fidelity Central Funds		262
Prepaid expenses		56
Receivable from investment adviser for expense reductions		37,189
Other receivables		23,322
Total assets		74,347,918

Liabilities
Payable to custodian bank	$ 195,287
Payable for investments purchased	657,668
Payable for fund shares redeemed	23,035
Accrued management fee	48,267
Distribution and service plan fees payable	13,186
Payable for daily variation margin for derivative instruments	12,450
Other affiliated payables	17,023
Other payables and accrued expenses	170,266
Collateral on securities loaned, at value	35,600
Total liabilities		1,172,782

Net Assets		$ 73,175,136
Net Assets consist of:
Paid in capital		$ 66,074,873
Undistributed net investment income		593,477
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,700,081)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,206,867
Net Assets		$ 73,175,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,212,602 ÷ 1,149,094 shares)	$ 11.50

Maximum offering price per share (100/94.25 of $11.50)	$ 12.20
Class T: Net Asset Value and redemption price per share ($4,606,974 ÷ 400,764 shares)	$ 11.50

Maximum offering price per share (100/96.50 of $11.50)	$ 11.92
Class C: Net Asset Value and offering price per share ($10,186,056 ÷ 890,349 shares)A	$ 11.44

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($37,551,081 ÷ 3,258,770 shares)	$ 11.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,618,423 ÷ 661,524 shares)	$ 11.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 400,578
Interest		878,819
Income from Fidelity Central Funds		1,318
Income before foreign taxes withheld		1,280,715
Less foreign taxes withheld		(45,081)
Total income		1,235,634

Expenses
Management fee	$ 295,109
Transfer agent fees	92,767
Distribution and service plan fees	79,377
Accounting and security lending fees	19,134
Custodian fees and expenses	177,673
Independent trustees' compensation	148
Registration fees	27,754
Audit	55,136
Legal	103
Miscellaneous	189
Total expenses before reductions	747,390
Expense reductions	(153,258)	594,132
Net investment income (loss)		641,502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $25,696)	(1,240,684)
Foreign currency transactions	(14,334)
Futures contracts	53,205
Total net realized gain (loss)		(1,201,813)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $44,547)	1,073,140
Assets and liabilities in foreign currencies	2,840
Futures contracts	55,527
Total change in net unrealized appreciation (depreciation)		1,131,507
Net gain (loss)		(70,306)
Net increase (decrease) in net assets resulting from operations		$ 571,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 641,502	$ 1,316,375
Net realized gain (loss)	(1,201,813)	3,140,986
Change in net unrealized appreciation (depreciation)	1,131,507	(2,656,389)
Net increase (decrease) in net assets resulting from operations	571,196	1,800,972
Distributions to shareholders from net investment income	(1,198,750)	(1,381,318)
Distributions to shareholders from net realized gain	(136,019)	-
Total distributions	(1,334,769)	(1,381,318)
Share transactions - net increase (decrease)	(5,616,512)	(8,457,450)
Redemption fees	11,538	27,840
Total increase (decrease) in net assets	(6,368,547)	(8,009,956)

Net Assets
Beginning of period	79,543,683	87,553,639
End of period (including undistributed net investment income of $593,477 and undistributed net investment income of $1,150,725, respectively)	$ 73,175,136	$ 79,543,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 11.37	$ 10.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.18	.18	.20
Net realized and unrealized gain (loss)	.04 H	.19	.48	.68
Total from investment operations	.13	.37	.66	.88
Distributions from net investment income	(.17)	(.18)	(.15)	(.02)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.19)	(.18)	(.16)	(.02)
Redemption fees added to paid in capital E	- K	- K	.01	- K
Net asset value, end of period	$ 11.50	$ 11.56	$ 11.37	$ 10.86
Total ReturnB, C, D	1.20%	3.30%	6.23%	8.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.03%A	1.98%	1.89%	1.87%
Expenses net of fee waivers, if any	1.65%A	1.65%	1.65%	1.65%
Expenses net of all reductions	1.65%A	1.65%	1.62%	1.62%
Net investment income (loss)	1.70%A	1.61%	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,213	$ 13,627	$ 18,837	$ 7,675
Portfolio turnover rateG	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 11.34	$ 10.84	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.15	.15	.17
Net realized and unrealized gain (loss)	.04 H	.19	.48	.68
Total from investment operations	.12	.34	.63	.85
Distributions from net investment income	(.14)	(.14)	(.12)	(.01)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.16)	(.14)	(.14) L	(.01)
Redemption fees added to paid in capital E	- K	- K	.01	- K
Net asset value, end of period	$ 11.50	$ 11.54	$ 11.34	$ 10.84
Total ReturnB, C, D	1.10%	3.04%	5.93%	8.56%
Ratios to Average Net Assets F, J
Expenses before reductions	2.37%A	2.32%	2.13%	2.10%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.90%	1.90%
Expenses net of all reductions	1.90%A	1.90%	1.88%	1.87%
Net investment income (loss)	1.45%A	1.36%	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,607	$ 5,277	$ 5,967	$ 5,823
Portfolio turnover rateG	105% A	102%	120%	70%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.29	$ 10.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.09	.12
Net realized and unrealized gain (loss)	.04 H	.19	.47	.69
Total from investment operations	.09	.29	.56	.81
Distributions from net investment income	(.10)	(.11)	(.07)	(.01)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.12)	(.11)	(.08)	(.01)
Redemption fees added to paid in capital E	- K	- K	.01	- K
Net asset value, end of period	$ 11.44	$ 11.47	$ 11.29	$ 10.80
Total ReturnB, C, D	.81%	2.56%	5.31%	8.07%
Ratios to Average Net Assets F, J
Expenses before reductions	2.77%A	2.72%	2.65%	2.63%
Expenses net of fee waivers, if any	2.40%A	2.40%	2.40%	2.40%
Expenses net of all reductions	2.40%A	2.40%	2.37%	2.37%
Net investment income (loss)	.95%A	.86%	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,186	$ 10,104	$ 7,436	$ 5,824
Portfolio turnover rateG	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.21	.21	.22
Net realized and unrealized gain (loss)	.03 G	.19	.47	.69
Total from investment operations	.14	.40	.68	.91
Distributions from net investment income	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- J	- J	.01	- J
Net asset value, end of period	$ 11.52	$ 11.60	$ 11.40	$ 10.89
Total ReturnB, C	1.29%	3.56%	6.44%	9.15%
Ratios to Average Net Assets E, I
Expenses before reductions	1.84%A	1.73%	1.56%	1.60%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%A	1.40%	1.38%	1.38%
Net investment income (loss)	1.95%A	1.86%	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,551	$ 45,763	$ 49,959	$ 81,416
Portfolio turnover rateF	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.21	.20	.22
Net realized and unrealized gain (loss)	.04 J	.18	.48	.69
Total from investment operations	.15	.39	.68	.91
Distributions from net investment income	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	(.02)	-	(.01)	-
Total distributions	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- I	- I	.01	- I
Net asset value, end of period	$ 11.52	$ 11.59	$ 11.40	$ 10.89
Total ReturnB, C	1.37%	3.51%	6.44%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.69%A	1.71%	1.63%	1.62%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39%A	1.40%	1.37%	1.37%
Net investment income (loss)	1.96%A	1.86%	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,618	$ 4,773	$ 5,354	$ 2,287
Portfolio turnover rateF	105% A	102%	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,754,607
Gross unrealized depreciation	(2,763,555)
Net unrealized appreciation (depreciation) on securities	$ 7,991,052
Tax cost	$ 65,010,788

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $53,205 and a change in net unrealized appreciation (depreciation) of $55,527 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $37,917,944 and $44,706,843, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,936	$ 4,933
Class T	.25%	.25%	12,218	4,753
Class C	.75%	.25%	50,223	29,561
			$ 79,377	$ 39,247

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,381
Class T	546
Class C*	86
$ 3,013

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 14,871.22
Class T	7,541.31
Class C	11,005.22
Total Emerging Markets	54,733.28
Institutional Class	4,617.16
	$ 92,767

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $252 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $209. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 25,540
Class T	1.90%	11,417
Class C	2.40%	18,762
Total Emerging Markets	1.40%	87,005
Institutional Class	1.40%	8,757
		$ 151,481

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,748 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Total Emerging Markets expenses during the period in the amount of $13.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 211,944	$ 298,475
Class T	63,689	72,882
Class C	88,937	71,691
Total Emerging Markets	751,293	837,446
Institutional Class	82,887	100,824
Total	$ 1,198,750	$ 1,381,318

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 24,934	$ -
Class T	9,098	-
Class C	18,150	-
Total Emerging Markets	75,507	-
Institutional Class	8,330	-
Total	$ 136,019	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	164,669	374,099	$ 1,836,302	$ 4,265,512
Reinvestment of distributions	21,174	24,147	232,918	267,553
Shares redeemed	(215,972)	(876,261)	(2,368,559)	(9,758,391)
Net increase (decrease)	(30,129)	(478,015)	$ (299,339)	$ (5,225,326)
Class T
Shares sold	22,487	73,071	$ 246,990	$ 838,229
Reinvestment of distributions	6,566	6,487	72,226	71,875
Shares redeemed	(85,669)	(148,531)	(939,146)	(1,659,489)
Net increase (decrease)	(56,616)	(68,973)	$ (619,930)	$ (749,385)
Class C
Shares sold	104,570	312,027	$ 1,139,403	$ 3,545,260
Reinvestment of distributions	9,691	6,236	106,316	69,031
Shares redeemed	(105,050)	(95,617)	(1,144,340)	(1,079,948)
Net increase (decrease)	9,211	222,646	$ 101,379	$ 2,534,343
Total Emerging Markets
Shares sold	527,529	1,227,986	$ 5,793,785	$ 14,240,572
Reinvestment of distributions	70,595	69,851	777,256	774,644
Shares redeemed	(1,285,793)	(1,734,596)	(14,095,631)	(19,517,156)
Net increase (decrease)	(687,669)	(436,759)	$ (7,524,590)	$ (4,501,940)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	344,868	216,506	$ 3,760,456	$ 2,508,322
Reinvestment of distributions	8,237	8,910	90,609	98,814
Shares redeemed	(103,405)	(283,392)	(1,125,097)	(3,122,278)
Net increase (decrease)	249,700	(57,976)	$ 2,725,968	$ (515,142)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

ATEK-USAN-0615
1.931270.103
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Overseas
Fund -

Class K

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Overseas	1.05%
Actual		$ 1,000.00	$ 1,107.10	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class K	.92%
Actual		$ 1,000.00	$ 1,107.70	$ 4.81
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom	27.2%
Japan	18.3%
Switzerland	7.2%
Germany	7.1%
France	6.6%
United States of America*	6.0%
Bailiwick of Jersey	3.7%
Sweden	3.6%
Australia	2.9%
Other	17.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United Kingdom	23.0%
Japan	18.6%
Switzerland	8.6%
Germany	8.3%
United States of America*	8.2%
France	6.0%
Sweden	4.7%
Australia	4.0%
Bailiwick of Jersey	3.2%
Other	15.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	95.6
Short-Term Investments and Net Other Assets (Liabilities)	2.1	4.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.3	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	2.4
Sanofi SA (France, Pharmaceuticals)	1.6	1.4
Bayer AG (Germany, Pharmaceuticals)	1.5	1.8
Prudential PLC (United Kingdom, Insurance)	1.3	1.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.4
Total SA (France, Oil, Gas & Consumable Fuels)	1.3	1.4
Lloyds Banking Group PLC (United Kingdom, Banks)	1.2	1.2
UBS Group AG (Switzerland, Capital Markets)	1.2	1.1
BT Group PLC (United Kingdom, Diversified Telecommunication Services)	1.2	0.9
	15.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	20.1
Health Care	16.2	15.3
Consumer Discretionary	15.0	14.7
Industrials	12.9	11.1
Information Technology	10.3	9.9
Consumer Staples	10.3	13.1
Materials	4.7	5.9
Telecommunication Services	3.9	3.2
Energy	2.1	2.3

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 2.9%
Ansell Ltd.	516,634	$ 10,666,592
Austbrokers Holdings Ltd.	2,312,435	15,627,734
Australia & New Zealand Banking Group Ltd.	1,343,842	36,146,644
Flight Centre Travel Group Ltd. (d)	611,208	21,006,199
Life Healthcare Group Ltd.	1,346,638	3,474,058
Spotless Group Holdings Ltd.	12,630,070	22,788,157
TOTAL AUSTRALIA		109,709,384
Austria - 0.4%
Andritz AG	285,300	16,703,391
Bailiwick of Jersey - 3.7%
Delphi Automotive PLC	228,100	18,932,300
Experian PLC	441,894	7,892,350
Regus PLC	5,248,370	20,045,203
Shire PLC	362,200	29,433,683
Wolseley PLC	425,906	25,189,958
WPP PLC	1,703,633	39,731,273
TOTAL BAILIWICK OF JERSEY		141,224,767
Belgium - 2.4%
Anheuser-Busch InBev SA NV	412,412	50,210,480
KBC Groep NV	658,382	43,317,116
TOTAL BELGIUM		93,527,596
Canada - 1.0%
Constellation Software, Inc.	63,600	24,933,941
Constellation Software, Inc. rights 9/15/15 (a)	6,360	1,898
Open Text Corp.	278,500	14,071,579
TOTAL CANADA		39,007,418
Cayman Islands - 0.8%
Lifestyle International Holdings Ltd.	5,203,500	9,734,890
Shenzhou International Group Holdings Ltd.	4,292,000	20,240,189
TOTAL CAYMAN ISLANDS		29,975,079
China - 0.3%
Zhengzhou Yutong Bus Co. Ltd.	2,607,134	12,870,066
Denmark - 0.3%
NNIT A/S	432,547	10,097,219
France - 6.6%
ALTEN	270,300	13,194,072
AXA SA (d)	1,145,100	28,954,829
Christian Dior SA	118,597	23,185,840
Ipsen SA	358,100	20,564,981
Kering SA (d)	89,600	16,570,337
Sanofi SA	608,432	61,932,604
Sodexo SA (a)	208,500	21,098,157

	Shares	Value
Total SA	883,900	$ 47,863,152
Zodiac Aerospace	528,100	19,393,559
TOTAL FRANCE		252,757,531
Germany - 5.4%
adidas AG (d)	321,700	26,358,789
Bayer AG	404,397	58,205,915
CompuGroup Medical AG	462,500	13,220,005
Continental AG (d)	99,100	23,224,563
Deutsche Post AG	1,032,481	33,997,796
Fresenius SE & Co. KGaA	624,500	37,153,340
Gerry Weber International AG (Bearer) (d)	510,500	16,686,040
TOTAL GERMANY		208,846,448
Ireland - 2.8%
Accenture PLC Class A	195,400	18,103,810
Actavis PLC (a)	79,600	22,515,656
DCC PLC (United Kingdom)	307,600	19,567,544
Kerry Group PLC Class A	401,964	29,565,417
United Drug PLC (United Kingdom)	2,088,200	16,983,342
TOTAL IRELAND		106,735,769
Israel - 1.4%
Frutarom Industries Ltd.	446,972	19,040,526
Teva Pharmaceutical Industries Ltd. sponsored ADR	549,800	33,218,916
TOTAL ISRAEL		52,259,442
Italy - 1.0%
Mediaset SpA	3,792,800	19,493,529
Recordati SpA	970,400	19,336,049
TOTAL ITALY		38,829,578
Japan - 18.3%
ACOM Co. Ltd. (a)(d)	2,790,000	9,263,773
Ai Holdings Corp.	587,800	10,689,342
Arc Land Sakamoto Co. Ltd.	472,300	11,392,333
Astellas Pharma, Inc.	2,349,900	36,589,586
Broadleaf Co. Ltd.	550,400	8,581,133
Daikin Industries Ltd.	296,000	19,941,238
Daito Trust Construction Co. Ltd.	165,100	19,225,995
Dentsu, Inc.	488,700	22,780,605
Fukuda Denshi Co. Ltd.	144,100	8,251,081
GMO Internet, Inc.	1,428,700	17,960,432
Hoya Corp.	867,900	33,449,644
Isuzu Motors Ltd.	1,429,600	18,947,654
Japan Tobacco, Inc.	1,064,900	37,187,228
KDDI Corp.	1,331,700	31,511,141
Keyence Corp.	46,290	24,711,876
Leopalace21 Corp. (a)	1,623,500	9,363,469
Makita Corp.	371,600	18,544,429
Meitec Corp.	416,500	13,412,522
Miraca Holdings, Inc.	392,700	19,756,522
Misumi Group, Inc.	462,900	17,371,772
Common Stocks - continued
	Shares	Value
Japan - continued
Nakanishi, Inc.	378,700	$ 14,032,620
NGK Spark Plug Co. Ltd.	989,500	27,709,307
Nitori Holdings Co. Ltd.	246,500	18,958,086
OBIC Co. Ltd.	397,100	16,610,936
Olympus Corp. (a)	719,300	25,901,994
OMRON Corp.	576,300	26,462,581
ORIX Corp.	2,212,200	34,020,098
Roland DG Corp.	289,400	7,746,622
Seven Bank Ltd.	4,318,200	23,265,906
Shinsei Bank Ltd.	8,485,000	17,362,963
Ship Healthcare Holdings, Inc.	700,600	17,122,782
SoftBank Corp.	406,100	25,385,454
Software Service, Inc.	108,400	4,299,570
Sundrug Co. Ltd.	370,000	18,567,580
Tsuruha Holdings, Inc.	310,000	22,483,909
VT Holdings Co. Ltd.	2,992,200	15,013,658
TOTAL JAPAN		703,875,841
Luxembourg - 1.3%
Altice SA (a)	174,529	18,455,408
Eurofins Scientific SA	52,159	14,692,396
Grand City Properties SA (a)	818,700	15,518,085
TOTAL LUXEMBOURG		48,665,889
Netherlands - 2.2%
Arcadis NV	508,100	16,083,408
IMCD Group BV	788,100	29,368,860
ING Groep NV (Certificaten Van Aandelen)	2,479,100	38,033,249
TOTAL NETHERLANDS		83,485,517
New Zealand - 0.4%
EBOS Group Ltd.	1,913,519	13,918,502
Norway - 0.5%
Telenor ASA	878,200	19,834,312
South Africa - 0.2%
EOH Holdings Ltd.	715,781	9,717,233
Spain - 1.3%
Amadeus IT Holding SA Class A	783,200	35,699,789
CaixaBank SA	2,504,942	12,563,671
TOTAL SPAIN		48,263,460
Sweden - 3.6%
Alfa Laval AB (d)	762,900	14,240,220
HEXPOL AB (B Shares)	199,500	21,378,698
Nordea Bank AB	2,983,000	37,899,462
Svenska Cellulosa AB (SCA) (B Shares)	993,800	25,138,142
Svenska Handelsbanken AB (A Shares)	451,800	20,854,622
Swedbank AB (A Shares)	801,900	18,646,331
TOTAL SWEDEN		138,157,475
Switzerland - 7.2%
EFG International	960,000	14,090,872

	Shares	Value
Nestle SA	1,125,370	$ 87,310,954
Roche Holding AG (participation certificate)	284,880	81,519,863
Sika AG (Bearer)	6,030	20,697,051
Syngenta AG (Switzerland)	83,269	27,864,290
UBS Group AG	2,277,516	45,498,698
TOTAL SWITZERLAND		276,981,728
Taiwan - 1.1%
King's Town Bank	11,305,899	11,610,087
St.Shine Optical Co. Ltd.	918,000	16,276,171
Taiwan Semiconductor Manufacturing Co. Ltd.	3,354,000	16,147,070
TOTAL TAIWAN		44,033,328
United Kingdom - 27.2%
Aberdeen Asset Management PLC	2,945,300	21,387,220
Aldermore Group PLC	3,979,000	14,281,481
Ashmore Group PLC (d)	3,572,300	16,887,329
Barclays PLC	7,794,341	30,494,991
British American Tobacco PLC (United Kingdom)	733,500	40,301,160
BT Group PLC	6,472,700	45,144,427
Capita Group PLC	1,259,400	22,043,535
Cineworld Group PLC	2,778,900	20,755,551
Close Brothers Group PLC	770,600	18,013,123
Dechra Pharmaceuticals PLC	455,395	7,115,335
Diageo PLC	1,486,588	41,271,216
Diploma PLC	1,681,725	20,628,290
Elementis PLC	3,645,800	16,965,934
Essentra PLC	1,429,700	20,987,018
Exova Group Ltd. PLC	5,083,535	14,751,999
Hikma Pharmaceuticals PLC	548,609	17,156,202
Hilton Food Group PLC	1,120,800	7,386,529
Howden Joinery Group PLC	3,415,000	24,310,767
HSBC Holdings PLC (United Kingdom)	3,697,200	36,933,198
IMI PLC	1,006,899	19,294,787
Indivior PLC (a)	442,700	1,348,913
Intertek Group PLC	508,500	20,322,476
ITV PLC	6,807,000	26,428,298
Johnson Matthey PLC	443,200	22,660,300
Lloyds Banking Group PLC	39,229,000	46,458,055
London Stock Exchange Group PLC	887,045	34,528,598
Melrose PLC	4,050,285	16,436,019
Micro Focus International PLC	961,900	18,513,825
Next PLC	244,900	27,534,223
Provident Financial PLC	476,700	21,988,462
Prudential PLC	2,038,123	50,744,260
Reckitt Benckiser Group PLC	442,700	39,402,268
Rio Tinto PLC	797,700	35,697,959
Rolls-Royce Group PLC	1,365,066	21,763,123
Royal Dutch Shell PLC Class A (United Kingdom)	958,400	30,218,608
Schroders PLC	540,400	26,802,947
Senior Engineering Group PLC	3,626,200	17,412,416
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Shawbrook Group Ltd.	2,289,800	$ 10,806,561
Sinclair Pharma PLC (a)	9,532,300	6,062,771
Spectris PLC	511,400	16,807,489
Spirax-Sarco Engineering PLC	341,807	17,692,979
St. James's Place Capital PLC	2,544,705	34,711,581
The Restaurant Group PLC	1,733,200	18,012,232
Vodafone Group PLC	7,172,232	25,269,270
TOTAL UNITED KINGDOM		1,043,733,725
United States of America - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	345,700	20,237,278
Fidelity National Information Services, Inc.	369,500	23,090,055
Google, Inc. Class C (a)	34,193	18,373,267
Huron Consulting Group, Inc. (a)	249,500	15,124,690
McGraw Hill Financial, Inc.	287,100	29,944,530
MSCI, Inc. Class A	309,700	18,950,543
Total System Services, Inc.	607,900	24,048,524
TOTAL UNITED STATES OF AMERICA		149,768,887
TOTAL COMMON STOCKS (Cost $3,098,702,576)		3,692,979,585
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
Henkel AG & Co. KGaA	289,100	33,581,123
Volkswagen AG (d)	115,368	29,701,003
TOTAL GERMANY		63,282,126

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC	192,474,306	$ 295,448
Rolls-Royce Group PLC (C Shares) (a)	277,614,784	426,139
TOTAL UNITED KINGDOM		721,587
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $51,000,307)		64,003,713
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.15% (b)	60,064,747	60,064,747
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	151,483,514	151,483,514
TOTAL MONEY MARKET FUNDS (Cost $211,548,261)		211,548,261
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $3,361,251,144)		3,968,531,559
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(130,812,469)
NET ASSETS - 100%		$ 3,837,719,090
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,108
Fidelity Securities Lending Cash Central Fund	739,349
Total	$ 800,457
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 573,448,459	$ 69,913,578	$ 503,534,881	$ -
Consumer Staples	395,218,778	-	395,218,778	-
Energy	78,081,760	-	78,081,760	-
Financials	864,196,483	112,279,538	751,916,945	-
Health Care	620,846,668	100,069,895	520,776,773	-
Industrials	493,602,374	51,504,500	442,097,874	-
Information Technology	399,152,396	152,577,585	246,574,811	-
Materials	185,291,776	19,040,526	166,251,250	-
Telecommunication Services	147,144,604	-	147,144,604	-
Money Market Funds	211,548,261	211,548,261	-	-
Total Investments in Securities:	$ 3,968,531,559	$ 716,933,883	$ 3,251,597,676	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,183,296,102
Level 2 to Level 1	$ 111,247,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $144,416,930) - See accompanying schedule: Unaffiliated issuers (cost $3,149,702,883)	$ 3,756,983,298
Fidelity Central Funds (cost $211,548,261)	211,548,261
Total Investments (cost $3,361,251,144)		$ 3,968,531,559
Foreign currency held at value (cost $646,194)		654,635
Receivable for investments sold		5,750,309
Receivable for fund shares sold		4,256,968
Dividends receivable		17,921,893
Distributions receivable from Fidelity Central Funds		167,877
Prepaid expenses		2,653
Other receivables		294,052
Total assets		3,997,579,946

Liabilities
Payable for investments purchased	$ 3,550,402
Payable for fund shares redeemed	1,293,513
Accrued management fee	2,564,138
Other affiliated payables	595,011
Other payables and accrued expenses	374,278
Collateral on securities loaned, at value	151,483,514
Total liabilities		159,860,856

Net Assets		$ 3,837,719,090
Net Assets consist of:
Paid in capital		$ 4,506,989,490
Undistributed net investment income		19,989,091
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,296,606,805)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		607,347,314
Net Assets		$ 3,837,719,090

Overseas: Net Asset Value, offering price and redemption price per share ($3,124,424,399 ÷ 73,565,836 shares)		$ 42.47

Class K: Net Asset Value, offering price and redemption price per share ($713,294,691 ÷ 16,833,379 shares)		$ 42.37

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 43,552,361
Interest		17
Income from Fidelity Central Funds		800,457
Income before foreign taxes withheld		44,352,835
Less foreign taxes withheld		(3,121,517)
Total income		41,231,318

Expenses
Management fee Basic fee	$ 11,814,736
Performance adjustment	2,492,425
Transfer agent fees	2,650,190
Accounting and security lending fees	744,090
Custodian fees and expenses	153,162
Independent trustees' compensation	6,925
Appreciation in deferred trustee compensation account	138
Registration fees	51,507
Audit	51,904
Legal	9,739
Miscellaneous	14,816
Total expenses before reductions	17,989,632
Expense reductions	(91,074)	17,898,558
Net investment income (loss)		23,332,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,557,972
Foreign currency transactions	(482,155)
Total net realized gain (loss)		70,075,817
Change in net unrealized appreciation (depreciation) on: Investment securities	269,262,986
Assets and liabilities in foreign currencies	340,269
Total change in net unrealized appreciation (depreciation)		269,603,255
Net gain (loss)		339,679,072
Net increase (decrease) in net assets resulting from operations		$ 363,011,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,332,760	$ 61,848,023
Net realized gain (loss)	70,075,817	127,905,467
Change in net unrealized appreciation (depreciation)	269,603,255	(174,623,095)
Net increase (decrease) in net assets resulting from operations	363,011,832	15,130,395
Distributions to shareholders from net investment income	(58,590,247)	(32,103,977)
Distributions to shareholders from net realized gain	-	(10,805,389)
Total distributions	(58,590,247)	(42,909,366)
Share transactions - net increase (decrease)	167,792,260	955,824,325
Redemption fees	21,533	26,526
Total increase (decrease) in net assets	472,235,378	928,071,880

Net Assets
Beginning of period	3,365,483,712	2,437,411,832
End of period (including undistributed net investment income of $19,989,091 and undistributed net investment income of $55,246,578, respectively)	$ 3,837,719,090	$ 3,365,483,712

Financial Highlights - Overseas

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.02	$ 39.22	$ 31.35	$ 29.28	$ 31.56	$ 30.13
Income from Investment Operations
Net investment income (loss) D	.26	.77G	.54	.73	.47	.42
Net realized and unrealized gain (loss)	3.86	(.28)	8.10	2.19	(2.27)	1.49
Total from investment operations	4.12	.49	8.64	2.92	(1.80)	1.91
Distributions from net investment income	(.67)	(.51)	(.77)	(.83)	(.48)	(.47)
Distributions from net realized gain	-	(.18)	-	(.02)	-	(.01)
Total distributions	(.67)	(.69)	(.77)	(.85)	(.48)	(.48)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 42.47	$ 39.02	$ 39.22	$ 31.35	$ 29.28	$ 31.56
Total ReturnB, C	10.71%	1.27%	28.17%	10.37%	(5.83)%	6.33%
Ratios to Average Net Assets E, H
Expenses before reductions	1.05%A	1.04%	1.09%	.69%	.73%	.89%
Expenses net of fee waivers, if any	1.05%A	1.04%	1.09%	.69%	.73%	.89%
Expenses net of all reductions	1.04%A	1.04%	1.06%	.67%	.67%	.85%
Net investment income (loss)	1.30%A	1.93%G	1.54%	2.52%	1.44%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$3,124,424	$ 2,738,667	$ 1,874,922	$ 1,639,725	$ 2,215,717	$ 5,548,689
Portfolio turnover rateF	38% A	41%	42%	90%	77%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.17	$ 31.32	$ 29.29	$ 31.59	$ 30.16
Income from Investment Operations
Net investment income (loss) D	.28	.82G	.60	.79	.52	.47
Net realized and unrealized gain (loss)	3.85	(.28)	8.08	2.18	(2.27)	1.50
Total from investment operations	4.13	.54	8.68	2.97	(1.75)	1.97
Distributions from net investment income	(.72)	(.58)	(.83)	(.92)	(.55)	(.53)
Distributions from net realized gain	-	(.18)	-	(.02)	-	(.01)
Total distributions	(.72)	(.75) J	(.83)	(.94)	(.55)	(.54)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 42.37	$ 38.96	$ 39.17	$ 31.32	$ 29.29	$ 31.59
Total ReturnB, C	10.77%	1.41%	28.37%	10.59%	(5.67)%	6.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.92%A	.90%	.93%	.51%	.56%	.69%
Expenses net of fee waivers, if any	.92%A	.90%	.92%	.51%	.55%	.69%
Expenses net of all reductions	.91%A	.90%	.90%	.48%	.50%	.66%
Net investment income (loss)	1.43%A	2.06%G	1.71%	2.70%	1.61%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 713,295	$ 626,817	$ 562,490	$ 265,484	$ 291,323	$ 368,004
Portfolio turnover rateF	38% A	41%	42%	90%	77%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 681,373,309
Gross unrealized depreciation	(74,519,891)
Net unrealized appreciation (depreciation) on securities and other investments	$ 606,853,418

Tax cost	$ 3,361,678,141

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (416,712,808)
2017	(939,719,765)
Total capital loss carryforward	$ (1,356,432,573)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $840,336,584 and $642,864,527, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Overseas	$ 2,494,049.18
Class K	156,141.05
	$ 2,650,190

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $201 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $34,709.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,694 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $739,349.During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $89,724 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Overseas expenses during the period in the amount of $1,350.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Overseas	$ 46,955,858	$ 24,366,946
Class K	11,634,389	7,737,031
Total	$ 58,590,247	$ 32,103,977
From net realized gain
Overseas	$ -	$ 8,423,730
Class K	-	2,381,659
Total	$ -	$ 10,805,389

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Overseas
Shares sold	9,174,029	31,652,887	$ 375,803,453	$ 1,257,674,661
Reinvestment of distributions	1,181,068	829,932	46,087,250	32,043,709
Shares redeemed	(6,973,025)	(10,108,288)	(281,542,382)	(404,187,270)
Net increase (decrease)	3,382,072	22,374,531	$ 140,348,321	$ 885,531,100
Class K
Shares sold	2,421,846	5,550,150	$ 95,635,234	$ 222,847,172
Reinvestment of distributions	298,984	262,825	11,634,389	10,118,690
Shares redeemed	(1,976,332)	(4,085,651)	(79,825,684)	(162,672,637)
Net increase (decrease)	744,498	1,727,324	$ 27,443,939	$ 70,293,225

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund. In addition, at the end of the period Strategic Advisers International Fund was the owner of record of approximately 17% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OVE-K-USAN-0615
1.863321.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total International Equity

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
Total International Equity Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.45%
Actual		$ 1,000.00	$ 1,052.10	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,050.60	$ 8.64
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,047.80	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,047.20	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.08%
Actual		$ 1,000.00	$ 1,054.70	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,053.60	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 15.2%
Japan 14.2%
United States of America* 10.3%
Switzerland 8.0%
France 6.2%
Germany 4.1%
Australia 3.1%
South Africa 3.0%
Sweden 2.6%
Other 33.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2014
United Kingdom 15.9%
Japan 13.5%
United States of America* 9.4%
Switzerland 7.8%
France 6.4%
Germany 4.9%
Australia 3.8%
Sweden 3.2%
India 2.8%
Other 32.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.9	1.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	2.1	1.7
Nestle SA (Switzerland, Food Products)	2.0	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	1.9
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.3
Bayer AG (Germany, Pharmaceuticals)	1.2	1.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1	1.0
Prudential PLC (United Kingdom, Insurance)	1.1	1.5
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	1.2
UBS Group AG (Switzerland, Capital Markets)	1.0	0.9
	13.4
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	21.0
Consumer Discretionary	15.3	14.5
Health Care	13.6	13.2
Industrials	11.8	12.7
Information Technology	11.2	10.6
Consumer Staples	9.9	10.9
Materials	5.7	6.0
Energy	3.4	4.1
Telecommunication Services	3.4	4.1
Utilities	1.3	1.6

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	5,700	$ 314,925
Grupo Financiero Galicia SA sponsored ADR (d)	14,100	310,764
YPF SA Class D sponsored ADR	11,300	345,102
TOTAL ARGENTINA		970,791
Australia - 3.1%
Ansell Ltd.	36,338	750,246
Australia & New Zealand Banking Group Ltd.	56,495	1,519,602
CSL Ltd.	39,674	2,856,410
DuluxGroup Ltd.	15,738	78,836
Imdex Ltd. (a)	42,463	11,425
RCG Corp. Ltd.	97,518	77,943
SEEK Ltd.	23,855	306,762
Sydney Airport unit	254,875	1,087,138
Telstra Corp. Ltd.	102,081	503,271
TFS Corp. Ltd.	43,497	57,139
Transurban Group unit	225,495	1,770,179
Westpac Banking Corp.	84,035	2,414,382
TOTAL AUSTRALIA		11,433,333
Austria - 0.5%
Andritz AG	27,961	1,637,026
Zumtobel AG	2,800	76,589
TOTAL AUSTRIA		1,713,615
Bailiwick of Jersey - 1.3%
Shire PLC	40,180	3,265,172
United Co. RUSAL Ltd. (a)	337,000	203,490
Wolseley PLC	18,561	1,097,779
WPP PLC	14,000	326,501
TOTAL BAILIWICK OF JERSEY		4,892,942
Belgium - 2.0%
Anheuser-Busch InBev SA NV	38,971	4,744,655
Gimv NV	1,319	61,229
KBC Ancora (a)	4,281	160,599
KBC Groep NV	35,317	2,323,622
TOTAL BELGIUM		7,290,105
Bermuda - 0.8%
Brilliance China Automotive Holdings Ltd.	186,000	350,375
China Gas Holdings Ltd.	244,000	432,558
China Resources Gas Group Ltd.	136,000	473,773
Common Stocks - continued
	Shares	Value
Bermuda - continued
Credicorp Ltd. (United States)	3,700	$ 564,435
Lazard Ltd. Class A	12,400	657,572
Petra Diamonds Ltd. (a)	28,400	68,114
Travelport Worldwide Ltd.	20,100	318,183
Vostok Nafta Investment Ltd. SDR (a)	7,560	49,954
TOTAL BERMUDA		2,914,964
Brazil - 1.2%
BB Seguridade Participacoes SA	47,800	559,236
Brasil Foods SA	29,000	619,858
CCR SA	62,100	342,143
Cielo SA	47,080	655,349
Kroton Educacional SA	117,300	428,251
Linx SA	17,600	259,360
Qualicorp SA (a)	52,500	432,135
Smiles SA	20,700	349,700
Ultrapar Participacoes SA	22,500	517,815
Weg SA	82,400	438,945
TOTAL BRAZIL		4,602,792
British Virgin Islands - 0.1%
Gem Diamonds Ltd.	17,773	38,001
Mail.Ru Group Ltd. GDR (Reg. S) (a)	13,200	314,879
TOTAL BRITISH VIRGIN ISLANDS		352,880
Canada - 0.9%
Canadian Pacific Railway Ltd.	4,066	775,219
Cara Operations Ltd. (a)	2,400	62,661
Imperial Oil Ltd.	19,500	859,519
McCoy Global, Inc.	12,000	41,078
New Look Eyewear, Inc.	2,000	47,410
Pason Systems, Inc.	24,000	432,060
Potash Corp. of Saskatchewan, Inc.	20,100	656,395
ShawCor Ltd. Class A	12,300	416,457
TOTAL CANADA		3,290,799
Cayman Islands - 1.8%
58.com, Inc. ADR (a)	13,000	991,640
Alibaba Group Holding Ltd. sponsored ADR	10,100	821,029
Autohome, Inc. ADR Class A (a)	7,700	393,008
Baidu.com, Inc. sponsored ADR (a)	1,900	380,532
Bitauto Holdings Ltd. ADR (a)	5,600	333,088
ENN Energy Holdings Ltd.	60,000	433,518
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sino Biopharmaceutical Ltd.	364,000	$ 417,044
SouFun Holdings Ltd. ADR	53,000	438,310
Tencent Holdings Ltd.	117,800	2,431,260
TOTAL CAYMAN ISLANDS		6,639,429
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	15,900	347,256
China - 1.5%
China International Travel Service Corp. Ltd. (A Shares)	44,400	367,638
China Pacific Insurance Group Co. Ltd. (H Shares)	125,400	684,393
Daqin Railway Co. Ltd. (A Shares)	178,700	402,470
Fuyao Glass Industries Group Co. Ltd. (a)	142,400	357,169
Inner Mongoli Yili Industries Co. Ltd.	67,000	393,825
Jiangsu Hengrui Medicine Co. Ltd.	35,400	325,362
Kweichow Moutai Co. Ltd.	9,900	402,573
PICC Property & Casualty Co. Ltd. (H Shares)	248,340	552,397
Qingdao Haier Co. Ltd.	87,900	384,176
SAIC Motor Corp. Ltd.	85,900	373,912
Shanghai International Airport Co. Ltd.	74,500	331,856
Weifu High-Technology Co. Ltd. (B Shares)	78,200	365,849
Zhengzhou Yutong Bus Co. Ltd.	57,500	283,848
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	44,500	380,663
TOTAL CHINA		5,606,131
Denmark - 1.4%
Jyske Bank A/S (Reg.) (a)	19,054	933,053
Novo Nordisk A/S Series B sponsored ADR	61,000	3,432,470
Pandora A/S	3,100	320,421
Spar Nord Bank A/S	13,331	144,050
Topdanmark A/S (a)	16,500	494,875
TOTAL DENMARK		5,324,869
Egypt - 0.1%
Commercial International Bank SAE sponsored GDR	57,900	399,639
Finland - 0.5%
Kone Oyj (B Shares) (d)	60	2,581
Sampo Oyj (A Shares)	29,653	1,436,815
Tikkurila Oyj	18,780	386,797
TOTAL FINLAND		1,826,193
Common Stocks - continued
	Shares	Value
France - 6.2%
Atos Origin SA	15,453	$ 1,207,825
AXA SA	73,806	1,866,248
Cap Gemini SA	17,302	1,541,531
Coface SA	4,400	54,843
Havas SA	83,986	700,506
Ingenico SA	2,970	372,654
Laurent-Perrier Group SA	759	71,230
LVMH Moet Hennessy - Louis Vuitton SA	1,923	336,268
Orange SA	75,600	1,245,233
Renault SA (d)	7,711	811,334
Safran SA	25,614	1,871,547
Sanofi SA	31,630	3,219,634
Societe Generale Series A	24,400	1,219,871
Total SA	69,515	3,764,235
Unibail-Rodamco	4,800	1,325,331
Vetoquinol SA	1,500	59,555
VINCI SA	21,900	1,343,231
Virbac SA	540	140,541
Vivendi SA	62,852	1,575,618
TOTAL FRANCE		22,727,235
Germany - 3.5%
alstria office REIT-AG	2,900	41,092
BASF AG (d)	24,561	2,440,087
Bayer AG	30,112	4,334,099
CompuGroup Medical AG	6,146	175,676
Continental AG	3,983	933,435
CTS Eventim AG	8,266	281,692
Fielmann AG	2,158	146,585
Fresenius SE & Co. KGaA	19,700	1,172,011
GEA Group AG	20,079	964,313
Linde AG	11,749	2,295,869
TOTAL GERMANY		12,784,859
Greece - 0.0%
Titan Cement Co. SA (Reg.)	2,444	61,641
Hong Kong - 0.9%
AIA Group Ltd.	368,600	2,463,500
CSPC Pharmaceutical Group Ltd.	406,000	422,210
Techtronic Industries Co. Ltd.	88,000	312,804
TOTAL HONG KONG		3,198,514
Common Stocks - continued
	Shares	Value
India - 2.4%
Adani Ports & Special Economic Zone	70,042	$ 350,002
Asian Paints India Ltd. (f)	30,823	369,817
Axis Bank Ltd. (a)	39,590	355,400
Bank of Baroda (a)	103,764	276,532
Exide Industries Ltd.	116,435	314,322
Grasim Industries Ltd.	5,019	312,824
HCL Technologies Ltd.	36,704	508,590
HDFC Bank Ltd.	19,970	356,731
Housing Development Finance Corp. Ltd.	89,233	1,642,901
ICICI Bank Ltd. (a)	96,261	502,642
ITC Ltd. (a)	98,121	497,725
Jyothy Laboratories Ltd. (a)	16,584	64,851
LIC Housing Finance Ltd.	54,131	366,324
Lupin Ltd.	11,861	330,841
State Bank of India	88,022	373,640
Sun Pharmaceutical Industries Ltd. (a)	37,481	553,742
Sun TV Ltd.	52,202	285,129
Tata Consultancy Services Ltd.	17,245	668,577
Tata Motors Ltd. (a)	56,541	453,037
Titan Co. Ltd. (a)	54,191	330,681
TOTAL INDIA		8,914,308
Indonesia - 1.2%
PT ACE Hardware Indonesia Tbk	8,749,200	435,351
PT Astra International Tbk	290,400	153,461
PT Bank Central Asia Tbk	583,400	606,466
PT Bank Rakyat Indonesia Tbk	605,400	542,933
PT Global Mediacom Tbk	3,317,500	396,692
PT Indocement Tunggal Prakarsa Tbk	188,300	305,057
PT Jasa Marga Tbk	672,000	321,419
PT Kalbe Farma Tbk	2,156,200	298,583
PT Matahari Department Store Tbk	281,300	379,769
PT Media Nusantara Citra Tbk	1,641,000	279,144
PT Surya Citra Media Tbk	1,269,700	284,060
PT Tower Bersama Infrastructure Tbk	547,500	357,960
TOTAL INDONESIA		4,360,895
Ireland - 1.3%
Actavis PLC (a)	5,500	1,555,730
CRH PLC sponsored ADR	52,529	1,468,186
FBD Holdings PLC	5,372	57,767
Common Stocks - continued
	Shares	Value
Ireland - continued
James Hardie Industries PLC:
CDI	15,656	$ 181,009
sponsored ADR	28,355	1,637,501
TOTAL IRELAND		4,900,193
Israel - 0.6%
Azrieli Group	11,296	487,340
Ituran Location & Control Ltd.	1,761	40,204
Sarine Technologies Ltd.	27,100	41,985
Strauss Group Ltd. (a)	4,759	84,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,909	1,746,682
TOTAL ISRAEL		2,400,926
Italy - 1.2%
Azimut Holding SpA	26,614	781,193
Banco di Desio e della Brianza SpA	13,000	45,894
Beni Stabili SpA SIIQ	222,926	183,819
Interpump Group SpA	51,891	872,637
Intesa Sanpaolo SpA	317,200	1,065,634
Mediaset SpA	151,700	779,679
Telecom Italia SpA (a)	673,800	795,265
TOTAL ITALY		4,524,121
Japan - 14.2%
Aozora Bank Ltd.	171,000	639,615
Artnature, Inc.	8,000	74,417
Asahi Co. Ltd.	6,200	54,766
Astellas Pharma, Inc.	210,900	3,283,860
Autobacs Seven Co. Ltd.	4,400	68,532
Azbil Corp.	4,800	126,442
Broadleaf Co. Ltd.	3,200	49,890
Coca-Cola Central Japan Co. Ltd.	32,000	597,987
Cosmos Pharmaceutical Corp.	300	40,390
Daiichikosho Co. Ltd.	2,000	64,503
Daikokutenbussan Co. Ltd.	5,000	209,891
DENSO Corp.	68,500	3,400,735
Dentsu, Inc.	22,700	1,058,154
East Japan Railway Co.	23,300	2,059,418
Fanuc Corp.	6,300	1,385,765
Fast Retailing Co. Ltd.	3,700	1,457,355
Fujitsu Ltd.	120,000	795,403
GCA Savvian Group Corp.	3,500	37,383
Glory Ltd.	2,700	74,729
Common Stocks - continued
	Shares	Value
Japan - continued
Goldcrest Co. Ltd.	6,960	$ 136,793
Harmonic Drive Systems, Inc.	3,400	71,807
Hitachi Ltd.	132,000	900,623
Hoya Corp.	54,900	2,115,895
Itochu Corp.	75,000	923,480
Iwatsuka Confectionary Co. Ltd.	1,400	83,955
Japan Digital Laboratory Co.	3,000	45,688
Japan Tobacco, Inc.	71,500	2,496,842
KDDI Corp.	61,500	1,455,234
Keyence Corp.	5,321	2,840,611
Kobayashi Pharmaceutical Co. Ltd.	1,500	105,103
Koshidaka Holdings Co. Ltd.	4,000	82,801
Lasertec Corp.	3,900	54,449
Makita Corp.	12,700	633,784
Medikit Co. Ltd.	1,700	52,993
Meiko Network Japan Co. Ltd.	2,700	33,379
Miraial Co. Ltd.	2,400	29,094
Mitsubishi UFJ Financial Group, Inc.	512,900	3,643,821
Mitsui Fudosan Co. Ltd.	54,000	1,600,792
Nabtesco Corp.	3,800	104,515
Nagaileben Co. Ltd.	6,600	119,002
ND Software Co. Ltd.	6,000	70,285
Nihon M&A Center, Inc.	1,400	48,719
Nihon Parkerizing Co. Ltd.	14,800	168,258
Nintendo Co. Ltd.	2,900	486,910
Nippon Prologis REIT, Inc.	253	548,189
Nippon Seiki Co. Ltd.	3,000	60,317
Nippon Telegraph & Telephone Corp.	21,500	1,451,788
NS Tool Co. Ltd.	3,800	60,592
OBIC Co. Ltd.	4,000	167,322
OMRON Corp.	18,900	867,851
ORIX Corp.	79,600	1,224,121
OSG Corp.	36,600	760,983
Paramount Bed Holdings Co. Ltd.	1,600	43,352
San-Ai Oil Co. Ltd.	8,000	53,136
Seven & i Holdings Co. Ltd.	35,100	1,508,750
Seven Bank Ltd.	417,300	2,248,359
SHO-BOND Holdings Co. Ltd.	22,900	1,009,562
Shoei Co. Ltd.	3,900	62,898
SK Kaken Co. Ltd.	1,000	87,162
Software Service, Inc.	1,600	63,462
Sony Financial Holdings, Inc.	47,800	858,131
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Trust Holdings, Inc.	305,920	$ 1,346,641
Techno Medica Co. Ltd.	1,800	36,840
TFP Consulting Group Co. Ltd.	2,000	59,666
The Monogatari Corp.	1,500	50,198
The Nippon Synthetic Chemical Industry Co. Ltd.	10,000	69,985
TKC Corp.	3,800	90,758
Tocalo Co. Ltd.	2,800	54,977
Toyota Motor Corp.	51,700	3,598,792
Tsutsumi Jewelry Co. Ltd.	2,000	47,526
USS Co. Ltd.	99,500	1,751,977
Workman Co. Ltd.	2,000	105,060
Yamato Kogyo Co. Ltd.	18,600	437,619
TOTAL JAPAN		52,510,082
Kenya - 0.5%
East African Breweries Ltd.	89,900	305,052
Kenya Commercial Bank Ltd.	473,800	313,029
Safaricom Ltd.	6,070,800	1,116,616
TOTAL KENYA		1,734,697
Korea (South) - 1.8%
BGFretail Co. Ltd.	7,776	848,270
Coway Co. Ltd.	2,397	200,954
KEPCO Plant Service & Engineering Co. Ltd.	3,882	350,678
Leeno Industrial, Inc.	1,964	83,876
NAVER Corp.	2,057	1,241,331
Samsung Electronics Co. Ltd.	3,126	4,092,117
TOTAL KOREA (SOUTH)		6,817,226
Luxembourg - 0.2%
RTL Group SA	7,327	693,499
Malaysia - 0.3%
Astro Malaysia Holdings Bhd	332,200	292,802
Public Bank Bhd	107,300	586,724
Tune Insurance Holdings Bhd	184,300	94,155
TOTAL MALAYSIA		973,681
Mexico - 1.7%
Banregio Grupo Financiero S.A.B. de CV	56,900	326,298
Compartamos S.A.B. de CV	164,200	280,302
Consorcio ARA S.A.B. de CV (a)	234,855	99,961
Embotelladoras Arca S.A.B. de CV	54,900	337,265
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano S.A.B. de CV:
unit	73,500	$ 666,300
sponsored ADR (a)	6,333	573,073
Gruma S.A.B. de CV Series B	26,200	315,913
Grupo Aeroportuario del Pacifico SA de CV Series B	57,300	407,957
Grupo Aeroportuario del Sureste SA de CV Series B	32,150	455,050
Grupo Aeroportuario Norte S.A.B. de CV	66,700	333,109
Grupo Financiero Banorte S.A.B. de CV Series O	111,600	636,343
Grupo Televisa SA de CV	104,400	759,829
Infraestructura Energetica Nova S.A.B. de CV	52,000	302,605
Megacable Holdings S.A.B. de CV unit	94,900	394,953
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	31,800	365,611
TOTAL MEXICO		6,254,569
Netherlands - 1.9%
Aalberts Industries NV	7,600	235,621
ASM International NV (depositary receipt)	1,050	50,726
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (a)(e)	39,600	363,924
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(e)	58,600	309,401
Heijmans NV (Certificaten Van Aandelen)	4,881	65,245
ING Groep NV (Certificaten Van Aandelen)	214,523	3,291,116
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	54,200	323,043
Mylan N.V. (a)	8,800	635,888
Reed Elsevier NV	69,610	1,678,814
VastNed Retail NV	3,438	167,883
TOTAL NETHERLANDS		7,121,661
Norway - 0.0%
Kongsberg Gruppen ASA	2,000	42,976
Panama - 0.1%
Copa Holdings SA Class A	2,800	310,492
Philippines - 1.0%
Alliance Global Group, Inc.	425,200	242,073
Ayala Corp.	18,240	318,888
GT Capital Holdings, Inc.	13,145	370,058
International Container Terminal Services, Inc.	138,470	341,403
Jollibee Food Corp.	17,900	79,841
Metropolitan Bank & Trust Co.	185,512	386,700
Robinsons Land Corp.	509,400	341,960
Common Stocks - continued
	Shares	Value
Philippines - continued
Robinsons Retail Holdings, Inc.	169,140	$ 329,826
SM Investments Corp.	21,870	441,420
SM Prime Holdings, Inc.	1,022,900	427,823
Vista Land & Lifescapes, Inc.	1,655,100	278,230
TOTAL PHILIPPINES		3,558,222
Russia - 0.1%
MMC Norilsk Nickel OJSC ADR	24,000	452,101
Singapore - 0.5%
Singapore Telecommunications Ltd.	383,500	1,283,937
UOL Group Ltd.	104,600	630,825
TOTAL SINGAPORE		1,914,762
South Africa - 3.0%
Alexander Forbes Group Holding (a)(f)	433,766	359,155
Aspen Pharmacare Holdings Ltd.	17,900	544,693
Bidvest Group Ltd. (f)	19,632	532,508
Clicks Group Ltd.	106,095	814,157
Coronation Fund Managers Ltd. (f)	35,800	273,851
Discovery Ltd.	39,767	441,519
FirstRand Ltd. (f)	129,800	620,072
Life Healthcare Group Holdings Ltd. (f)	118,600	406,856
Mr Price Group Ltd. (f)	20,800	444,701
MTN Group Ltd. (f)	86,400	1,735,808
Nampak Ltd. (f)	120,930	433,554
Naspers Ltd. Class N	20,300	3,192,763
Remgro Ltd. (f)	21,100	469,490
Sanlam Ltd. (f)	87,500	566,134
Woolworths Holdings Ltd. (f)	54,800	412,373
TOTAL SOUTH AFRICA		11,247,634
Spain - 1.9%
Amadeus IT Holding SA Class A	19,600	893,406
Hispania Activos Inmobiliarios SA (a)	38,400	547,209
Iberdrola SA	257,220	1,721,648
Inditex SA	83,664	2,684,701
Mediaset Espana Comunicacion, S.A.	56,500	765,838
Prosegur Compania de Seguridad SA (Reg.)	84,576	487,543
TOTAL SPAIN		7,100,345
Sweden - 2.6%
ASSA ABLOY AB (B Shares)	37,500	2,175,518
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB (A Shares)	44,059	$ 1,375,213
Fagerhult AB	49,655	890,928
H&M Hennes & Mauritz AB (B Shares) (d)	32,638	1,297,581
Intrum Justitia AB	19,463	612,933
Nordea Bank AB	133,867	1,700,800
Svenska Handelsbanken AB (A Shares)	31,915	1,473,163
TOTAL SWEDEN		9,526,136
Switzerland - 8.0%
Compagnie Financiere Richemont SA Series A	4,113	366,604
Nestle SA	94,535	7,334,424
Novartis AG	77,136	7,873,436
Roche Holding AG (participation certificate)	20,544	5,878,770
Schindler Holding AG:
(participation certificate)	6,011	1,016,868
(Reg.)	2,251	374,985
Sika AG (Bearer)	80	274,588
Syngenta AG (Switzerland)	2,018	675,283
Tecan Group AG	400	53,160
UBS Group AG	184,597	3,704,862
Zurich Insurance Group AG	5,944	1,834,636
TOTAL SWITZERLAND		29,387,616
Taiwan - 1.7%
Addcn Technology Co. Ltd.	5,000	66,855
Advantech Co. Ltd.	36,000	297,982
Catcher Technology Co. Ltd.	44,000	517,208
Delta Electronics, Inc.	94,000	567,818
Giant Manufacturing Co. Ltd.	39,000	336,822
Largan Precision Co. Ltd.	6,000	603,409
Merida Industry Co. Ltd.	46,500	349,213
Taiwan Semiconductor Manufacturing Co. Ltd.	748,035	3,601,244
TOTAL TAIWAN		6,340,551
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	42,000	369,595
Bangkok Dusit Medical Services PCL (For. Reg.)	492,700	302,004
Bumrungrad Hospital PCL (For. Reg.)	63,000	306,827
Central Pattana PCL (For. Reg.)	141,500	180,337
Kasikornbank PCL (For. Reg.)	86,000	548,020
Thai Beverage PCL	621,000	335,562
TOTAL THAILAND		2,042,345
Common Stocks - continued
	Shares	Value
Turkey - 0.5%
Albaraka Turk Katilim Bankasi A/S	95,907	$ 62,082
Coca-Cola Icecek Sanayi A/S	38,189	648,010
Enka Insaat ve Sanayi A/S	161,000	346,386
TAV Havalimanlari Holding A/S	49,000	430,854
Tupras Turkiye Petrol Rafinelleri A/S	9,000	218,551
TOTAL TURKEY		1,705,883
United Arab Emirates - 0.2%
DP World Ltd.	18,582	428,873
First Gulf Bank PJSC	102,525	425,681
TOTAL UNITED ARAB EMIRATES		854,554
United Kingdom - 15.2%
AA PLC	9,383	59,972
Al Noor Hospitals Group PLC	30,500	420,088
Associated British Foods PLC	14,500	633,045
AstraZeneca PLC (United Kingdom)	33,341	2,288,080
Aviva PLC	175,000	1,407,956
Babcock International Group PLC	52,723	813,301
BAE Systems PLC	310,821	2,407,996
Barclays PLC	484,681	1,896,292
Bellway PLC	6,728	204,546
Berendsen PLC	49,755	790,983
BG Group PLC	44,600	807,864
BP PLC sponsored ADR	88,320	3,811,891
Britvic PLC	11,317	125,682
Bunzl PLC	44,032	1,238,060
Compass Group PLC	79,207	1,400,200
Dechra Pharmaceuticals PLC	9,000	140,621
Derwent London PLC	2,000	105,271
Elementis PLC	33,108	154,070
Great Portland Estates PLC	12,772	155,909
H&T Group PLC	10,000	29,325
Hilton Food Group PLC	5,400	35,588
Howden Joinery Group PLC	13,900	98,952
HSBC Holdings PLC sponsored ADR	58,966	2,926,483
Imperial Tobacco Group PLC	32,826	1,602,911
Informa PLC	208,072	1,772,059
InterContinental Hotel Group PLC	6,900	295,082
InterContinental Hotel Group PLC ADR	59,096	2,518,081
ITE Group PLC	25,500	73,220
ITV PLC	393,519	1,527,845
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Johnson Matthey PLC	46,439	$ 2,374,372
JUST EAT Ltd. (a)	6,900	48,386
Liberty Global PLC Class A (a)	17,000	886,380
Lloyds Banking Group PLC	1,994,700	2,362,280
Meggitt PLC	76,339	616,924
Micro Focus International PLC	15,800	304,105
National Grid PLC	112,480	1,513,233
NMC Health PLC	24,000	279,317
Prudential PLC	161,229	4,014,206
Reckitt Benckiser Group PLC	33,751	3,003,989
Rightmove PLC	1,500	72,614
Rio Tinto PLC	47,200	2,112,252
Rolls-Royce Group PLC	40,352	643,328
Rotork PLC	2,000	72,171
SABMiller PLC	45,863	2,427,661
Shaftesbury PLC	41,137	529,025
Spectris PLC	5,870	192,921
Spirax-Sarco Engineering PLC	5,107	264,354
Standard Chartered PLC (United Kingdom)	23,349	382,275
Taylor Wimpey PLC	43,700	110,962
Ted Baker PLC	2,775	121,202
Tesco PLC	152,300	513,353
Ultra Electronics Holdings PLC	4,501	119,695
Unite Group PLC	67,677	619,155
Vodafone Group PLC sponsored ADR	74,526	2,623,315
TOTAL UNITED KINGDOM		55,948,848
United States of America - 8.4%
A.O. Smith Corp.	5,100	325,890
Affiliated Managers Group, Inc. (a)	1,500	339,195
Altria Group, Inc.	13,000	650,650
American Tower Corp.	3,100	293,043
ANSYS, Inc. (a)	400	34,336
Autoliv, Inc.	15,954	1,894,059
Ball Corp.	4,700	345,027
Berkshire Hathaway, Inc. Class B (a)	6,416	906,003
BorgWarner, Inc.	23,394	1,384,925
Broadridge Financial Solutions, Inc.	1,140	61,469
China Biologic Products, Inc. (a)	3,700	353,868
Colgate-Palmolive Co.	4,100	275,848
Constellation Brands, Inc. Class A (sub. vtg.) (a)	9,400	1,089,836
Cummins, Inc.	4,291	593,274
Common Stocks - continued
	Shares	Value
United States of America - continued
Dril-Quip, Inc. (a)	4,970	$ 396,208
Ecolab, Inc.	3,000	335,940
Energizer Holdings, Inc.	4,800	655,776
Evercore Partners, Inc. Class A	1,160	55,958
FMC Technologies, Inc. (a)	8,503	374,982
Google, Inc.:
Class A (a)	3,080	1,690,212
Class C (a)	664	356,794
International Flavors & Fragrances, Inc.	2,600	298,350
Kennedy-Wilson Holdings, Inc.	5,483	135,869
Las Vegas Sands Corp.	5,700	301,416
Martin Marietta Materials, Inc.	5,380	767,457
MasterCard, Inc. Class A	27,390	2,470,852
McGraw Hill Financial, Inc.	18,800	1,960,840
Mead Johnson Nutrition Co. Class A	8,800	844,096
Mohawk Industries, Inc. (a)	8,135	1,411,423
Moody's Corp.	8,700	935,424
National Oilwell Varco, Inc.	5,646	307,199
Oceaneering International, Inc.	10,438	575,238
Philip Morris International, Inc.	13,800	1,151,886
PPG Industries, Inc.	1,400	310,184
PriceSmart, Inc.	8,285	666,611
ResMed, Inc.	10,320	659,861
ResMed, Inc. CDI	137,396	877,438
Solera Holdings, Inc.	6,885	334,060
SS&C Technologies Holdings, Inc.	21,954	1,320,972
Union Pacific Corp.	5,000	531,150
Valspar Corp.	3,800	308,180
Visa, Inc. Class A	37,724	2,491,670
TOTAL UNITED STATES OF AMERICA		31,073,469
TOTAL COMMON STOCKS (Cost $290,087,020)		359,089,779
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.2%
Ambev SA sponsored ADR	137,700	871,641
Germany - 0.6%
Henkel AG & Co. KGaA	2,700	313,625
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
Sartorius AG (non-vtg.)	1,100	$ 182,371
Volkswagen AG	5,790	1,490,611
TOTAL GERMANY		1,986,607
United Kingdom - 0.0%
Rolls-Royce Group PLC	5,689,632	8,734
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,468,407)		2,866,982
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.15% (b)	6,506,713	6,506,713
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,949,170	4,949,170
TOTAL MONEY MARKET FUNDS (Cost $11,455,883)		11,455,883
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $304,011,310)		373,412,644
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(4,502,789)
NET ASSETS - 100%		$ 368,909,855
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $996,368 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,877
Fidelity Securities Lending Cash Central Fund	38,922
Total	$ 41,799
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,328,417	$ 20,916,857	$ 36,043,922	$ 367,638
Consumer Staples	36,869,975	13,443,319	23,426,656	-
Energy	12,921,335	8,296,100	4,625,235	-
Financials	82,189,710	31,841,781	50,347,929	-
Health Care	50,361,215	17,208,890	33,152,325	-
Industrials	43,066,000	13,647,686	29,418,314	-
Information Technology	41,250,521	21,771,374	19,479,147	-
Materials	20,523,826	8,114,803	12,409,023	-
Telecommunication Services	12,568,427	7,620,907	4,947,520	-
Utilities	4,877,335	1,642,454	3,234,881	-
Money Market Funds	11,455,883	11,455,883	-	-
Total Investments in Securities:	$ 373,412,644	$ 155,960,054	$ 217,084,952	$ 367,638

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 75,509,684
Level 2 to Level 1	$ 30,488,313

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,698,626) - See accompanying schedule: Unaffiliated issuers (cost $292,555,427)	$ 361,956,761
Fidelity Central Funds (cost $11,455,883)	11,455,883
Total Investments (cost $304,011,310)		$ 373,412,644
Cash		79,432
Foreign currency held at value (cost $246,735)		246,933
Receivable for investments sold		2,702,303
Receivable for fund shares sold		106,626
Dividends receivable		1,492,287
Distributions receivable from Fidelity Central Funds		18,124
Prepaid expenses		264
Other receivables		10,717
Total assets		378,069,330

Liabilities
Payable for investments purchased Regular delivery	$ 3,356,959
Delayed delivery	267,139
Payable for fund shares redeemed	59,103
Accrued management fee	233,042
Distribution and service plan fees payable	10,957
Other affiliated payables	52,558
Other payables and accrued expenses	230,547
Collateral on securities loaned, at value	4,949,170
Total liabilities		9,159,475

Net Assets		$ 368,909,855
Net Assets consist of:
Paid in capital		$ 326,012,750
Undistributed net investment income		1,879,300
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,252,504)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,270,309
Net Assets		$ 368,909,855

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,077,862 ÷ 1,097,636 shares)	$ 8.27

Maximum offering price per share (100/94.25 of $8.27)	$ 8.77
Class T: Net Asset Value and redemption price per share ($13,364,265 ÷ 1,608,422 shares)	$ 8.31

Maximum offering price per share (100/96.50 of $8.31)	$ 8.61
Class B: Net Asset Value and offering price per share ($165,129 ÷ 19,770 shares)A	$ 8.35

Class C: Net Asset Value and offering price per share ($4,329,621 ÷ 522,887 shares)A	$ 8.28

Total International Equity: Net Asset Value, offering price and redemption price per share ($339,551,353 ÷ 40,975,525 shares)	$ 8.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,421,625 ÷ 293,486 shares)	$ 8.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 4,401,271
Income from Fidelity Central Funds		41,799
Income before foreign taxes withheld		4,443,070
Less foreign taxes withheld		(359,709)
Total income		4,083,361

Expenses
Management fee Basic fee	$ 1,222,961
Performance adjustment	195,382
Transfer agent fees	218,195
Distribution and service plan fees	60,082
Accounting and security lending fees	90,829
Custodian fees and expenses	106,420
Independent trustees' compensation	685
Registration fees	31,916
Audit	42,079
Legal	534
Miscellaneous	1,372
Total expenses before reductions	1,970,455
Expense reductions	(10,015)	1,960,440
Net investment income (loss)		2,122,921
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $115,755)	(3,934,555)
Foreign currency transactions	(127,550)
Total net realized gain (loss)		(4,062,105)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $82,195)	20,346,178
Assets and liabilities in foreign currencies	34,596
Total change in net unrealized appreciation (depreciation)		20,380,774
Net gain (loss)		16,318,669
Net increase (decrease) in net assets resulting from operations		$ 18,441,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,122,921	$ 7,173,996
Net realized gain (loss)	(4,062,105)	5,639,847
Change in net unrealized appreciation (depreciation)	20,380,774	(11,137,910)
Net increase (decrease) in net assets resulting from operations	18,441,590	1,675,933
Distributions to shareholders from net investment income	(5,482,469)	(5,090,375)
Distributions to shareholders from net realized gain	(1,726,810)	(7,679,276)
Total distributions	(7,209,279)	(12,769,651)
Share transactions - net increase (decrease)	7,355,747	13,925,925
Redemption fees	909	3,247
Total increase (decrease) in net assets	18,588,967	2,835,454

Net Assets
Beginning of period	350,320,888	347,485,434
End of period (including undistributed net investment income of $1,879,300 and undistributed net investment income of $5,238,848, respectively)	$ 368,909,855	$ 350,320,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 8.27	$ 7.31	$ 6.67	$ 7.36	$ 6.40
Income from Investment Operations
Net investment income (loss) E	.04	.13	.09	.13	.11	.08
Net realized and unrealized gain (loss)	.37	(.12)	1.24	.59	(.69)	.95
Total from investment operations	.41	.01	1.33	.72	(.58)	1.03
Distributions from net investment income	(.10)	(.10)	(.13)	(.08)	(.09)	(.04)
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	(.03)
Total distributions	(.14)	(.28)	(.37) J	(.08)	(.11)	(.07)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.27	$ 8.00	$ 8.27	$ 7.31	$ 6.67	$ 7.36
Total ReturnB, C, D	5.21%	.19%	19.00%	10.88%	(8.03)%	16.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48%A	1.44%	1.50%	1.57%	1.73%	2.02%
Expenses net of fee waivers, if any	1.45%A	1.44%	1.45%	1.45%	1.45%	1.50%
Expenses net of all reductions	1.45%A	1.44%	1.43%	1.42%	1.42%	1.47%
Net investment income (loss)	.89%A	1.63%	1.21%	1.88%	1.44%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,078	$ 9,164	$ 9,034	$ 5,767	$ 4,307	$ 5,029
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 8.32	$ 7.37	$ 6.73	$ 7.41	$ 6.40
Income from Investment Operations
Net investment income (loss) E	.03	.11	.07	.11	.09	.06
Net realized and unrealized gain (loss)	.37	(.12)	1.25	.59	(.68)	.95
Total from investment operations	.40	(.01)	1.32	.70	(.59)	1.01
Distributions from net investment income	(.09)	(.09)	(.13)	(.06)	(.07)	-
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	-
Total distributions	(.13)	(.27)	(.37) J	(.06)	(.09)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.31	$ 8.04	$ 8.32	$ 7.37	$ 6.73	$ 7.41
Total ReturnB, C, D	5.06%	(.06)%	18.73%	10.52%	(8.08)%	15.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72%A	1.68%	1.75%	1.84%	2.02%	2.31%
Expenses net of fee waivers, if any	1.70%A	1.68%	1.70%	1.70%	1.70%	1.75%
Expenses net of all reductions	1.70%A	1.68%	1.67%	1.67%	1.67%	1.72%
Net investment income (loss)	.64%A	1.38%	.96%	1.63%	1.19%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,364	$ 10,282	$ 7,909	$ 2,348	$ 997	$ 1,004
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 8.31	$ 7.33	$ 6.68	$ 7.37	$ 6.39
Income from Investment Operations
Net investment income (loss) E	.01	.07	.04	.08	.05	.03
Net realized and unrealized gain (loss)	.37	(.12)	1.24	.59	(.68)	.95
Total from investment operations	.38	(.05)	1.28	.67	(.63)	.98
Distributions from net investment income	(.04)	(.03)	(.05)	(.02)	(.04)	-
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	-
Total distributions	(.08)	(.21)	(.30)	(.02)	(.06)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.35	$ 8.05	$ 8.31	$ 7.33	$ 6.68	$ 7.37
Total ReturnB, C, D	4.78%	(.56)%	18.05%	10.05%	(8.66)%	15.34%
Ratios to Average Net Assets F, H
Expenses before reductions	2.26%A	2.22%	2.26%	2.34%	2.51%	2.81%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.20%A	2.20%	2.18%	2.17%	2.17%	2.22%
Net investment income (loss)	.14%A	.87%	.46%	1.13%	.69%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165	$ 168	$ 192	$ 220	$ 254	$ 327
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 8.28	$ 7.31	$ 6.67	$ 7.36	$ 6.39
Income from Investment Operations
Net investment income (loss) E	.01	.07	.04	.08	.05	.03
Net realized and unrealized gain (loss)	.36	(.12)	1.25	.58	(.69)	.94
Total from investment operations	.37	(.05)	1.29	.66	(.64)	.97
Distributions from net investment income	(.05)	(.05)	(.08)	(.02)	(.03)	-
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	-
Total distributions	(.09)	(.23)	(.32) J	(.02)	(.05)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.28	$ 8.00	$ 8.28	$ 7.31	$ 6.67	$ 7.36
Total ReturnB, C, D	4.72%	(.57)%	18.30%	9.98%	(8.72)%	15.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.27%A	2.22%	2.26%	2.31%	2.51%	2.80%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.20%A	2.20%	2.18%	2.17%	2.17%	2.22%
Net investment income (loss)	.14%A	.87%	.46%	1.13%	.69%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,330	$ 4,028	$ 3,584	$ 2,737	$ 1,396	$ 1,423
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 8.29	$ 7.32	$ 6.69	$ 7.37	$ 6.41
Income from Investment Operations
Net investment income (loss) D	.05	.16	.12	.15	.12	.09
Net realized and unrealized gain (loss)	.38	(.12)	1.24	.58	(.68)	.96
Total from investment operations	.43	.04	1.36	.73	(.56)	1.05
Distributions from net investment income	(.13)	(.12)	(.15)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	(.03)
Total distributions	(.17)	(.30)	(.39) I	(.10)	(.12)	(.09)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.29	$ 8.03	$ 8.29	$ 7.32	$ 6.69	$ 7.37
Total ReturnB, C	5.47%	.55%	19.48%	11.03%	(7.70)%	16.45%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08%A	1.04%	1.09%	1.16%	1.42%	1.79%
Expenses net of fee waivers, if any	1.08%A	1.04%	1.09%	1.16%	1.20%	1.25%
Expenses net of all reductions	1.08%A	1.04%	1.07%	1.13%	1.17%	1.22%
Net investment income (loss)	1.26%A	2.03%	1.57%	2.16%	1.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,551	$ 324,438	$ 324,395	$ 281,979	$ 131,338	$ 60,826
Portfolio turnover rateF	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 8.26	$ 7.30	$ 6.67	$ 7.35	$ 6.41
Income from Investment Operations
Net investment income (loss) D	.05	.15	.11	.14	.12	.10
Net realized and unrealized gain (loss)	.37	(.12)	1.24	.59	(.68)	.95
Total from investment operations	.42	.03	1.35	.73	(.56)	1.05
Distributions from net investment income	(.12)	(.12)	(.15)	(.10)	(.10)	(.08)
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	(.03)
Total distributions	(.16)	(.30)	(.39) I	(.10)	(.12)	(.11)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.25	$ 7.99	$ 8.26	$ 7.30	$ 6.67	$ 7.35
Total ReturnB, C	5.36%	.37%	19.40%	11.06%	(7.72)%	16.48%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19%A	1.15%	1.21%	1.27%	1.48%	1.82%
Expenses net of fee waivers, if any	1.19%A	1.15%	1.20%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.19%A	1.15%	1.18%	1.17%	1.17%	1.23%
Net investment income (loss)	1.14%A	1.91%	1.46%	2.13%	1.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,422	$ 2,240	$ 2,372	$ 1,514	$ 197	$ 28
Portfolio turnover rateF	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 75,402,954
Gross unrealized depreciation	(6,698,222)
Net unrealized appreciation (depreciation) on securities	$ 68,704,732

Tax cost	$ 304,707,912

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,607,298)
2019	(8,855,997)
Total capital loss carryforward	$ (22,463,295)

Due to large subscriptions in a prior period, $22,463,295 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,487,422 and $98,773,594, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 10,720	$ 495
Class T	.25%	.25%	28,250	259
Class B	.75%	.25%	803	606
Class C	.75%	.25%	20,309	2,707
			$ 60,082	$ 4,067

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,039
Class T	750
Class C*	214
$ 5,003

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 11,440.27
Class T	14,142.25
Class B	238.30
Class C	6,064.30
Total International Equity	183,770.11
Institutional Class	2,541.23
	$ 218,195

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $293 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $274 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $22,040. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central. Total security lending income during the period amounted to $38,922, including $23 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 1,435
Class T	1.70%	937
Class B	2.20%	51
Class C	2.20%	1,351
		$ 3,774

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,161 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Total International Equity expenses during the period in the amount of $80.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 113,499	$ 114,661
Class T	118,041	92,140
Class B	852	757
Class C	26,493	24,034
Total International Equity	5,189,901	4,825,256
Institutional Class	33,683	33,527
Total	$ 5,482,469	$ 5,090,375

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 45,400	$ 201,491
Class T	52,463	179,326
Class B	832	4,154
Class C	19,994	83,657
Total International Equity	1,596,893	7,158,781
Institutional Class	11,228	51,867
Total	$ 1,726,810	$ 7,679,276

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	149,908	232,039	$ 1,206,395	$ 1,877,334
Reinvestment of distributions	20,115	38,586	158,306	306,762
Shares redeemed	(217,421)	(217,382)	(1,686,292)	(1,752,622)
Net increase (decrease)	(47,398)	53,243	$ (321,591)	$ 431,474
Class T
Shares sold	448,286	525,401	$ 3,593,468	$ 4,252,382
Reinvestment of distributions	21,537	33,829	170,355	270,968
Shares redeemed	(140,317)	(230,852)	(1,117,291)	(1,883,437)
Net increase (decrease)	329,506	328,378	$ 2,646,532	$ 2,639,913
Class B
Shares sold	1,281	2,568	$ 10,796	$ 21,032
Reinvestment of distributions	210	604	1,675	4,866
Shares redeemed	(2,580)	(5,357)	(20,670)	(43,506)
Net increase (decrease)	(1,089)	(2,185)	$ (8,199)	$ (17,608)
Class C
Shares sold	82,970	174,035	$ 665,314	$ 1,421,548
Reinvestment of distributions	4,767	10,201	37,661	81,608
Shares redeemed	(68,699)	(113,485)	(548,413)	(922,884)
Net increase (decrease)	19,038	70,751	$ 154,562	$ 580,272

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Total International Equity
Shares sold	4,718,598	7,329,051	$ 37,593,183	$ 59,640,689
Reinvestment of distributions	851,193	1,486,031	6,698,889	11,828,806
Shares redeemed	(4,976,745)	(7,554,096)	(39,517,699)	(61,144,473)
Net increase (decrease)	593,046	1,260,986	$ 4,774,373	$ 10,325,022
Institutional Class
Shares sold	42,224	127,536	$ 337,362	$ 1,054,194
Reinvestment of distributions	5,728	10,120	44,911	80,252
Shares redeemed	(34,670)	(144,685)	(272,203)	(1,167,594)
Net increase (decrease)	13,282	(7,029)	$ 110,070	$ (33,148)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 72% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ATIEI-USAN-0615
1.853359.107
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total International Equity

Fund - Class A, Class T, Class B,
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T,
Class B, and Class C are
classes of Fidelity® Total
International Equity Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.45%
Actual		$ 1,000.00	$ 1,052.10	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,050.60	$ 8.64
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,047.80	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,047.20	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.08%
Actual		$ 1,000.00	$ 1,054.70	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,053.60	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 15.2%
Japan 14.2%
United States of America* 10.3%
Switzerland 8.0%
France 6.2%
Germany 4.1%
Australia 3.1%
South Africa 3.0%
Sweden 2.6%
Other 33.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2014
United Kingdom 15.9%
Japan 13.5%
United States of America* 9.4%
Switzerland 7.8%
France 6.4%
Germany 4.9%
Australia 3.8%
Sweden 3.2%
India 2.8%
Other 32.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.9	1.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	2.1	1.7
Nestle SA (Switzerland, Food Products)	2.0	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	1.9
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.3
Bayer AG (Germany, Pharmaceuticals)	1.2	1.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1	1.0
Prudential PLC (United Kingdom, Insurance)	1.1	1.5
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	1.2
UBS Group AG (Switzerland, Capital Markets)	1.0	0.9
	13.4
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	21.0
Consumer Discretionary	15.3	14.5
Health Care	13.6	13.2
Industrials	11.8	12.7
Information Technology	11.2	10.6
Consumer Staples	9.9	10.9
Materials	5.7	6.0
Energy	3.4	4.1
Telecommunication Services	3.4	4.1
Utilities	1.3	1.6

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	5,700	$ 314,925
Grupo Financiero Galicia SA sponsored ADR (d)	14,100	310,764
YPF SA Class D sponsored ADR	11,300	345,102
TOTAL ARGENTINA		970,791
Australia - 3.1%
Ansell Ltd.	36,338	750,246
Australia & New Zealand Banking Group Ltd.	56,495	1,519,602
CSL Ltd.	39,674	2,856,410
DuluxGroup Ltd.	15,738	78,836
Imdex Ltd. (a)	42,463	11,425
RCG Corp. Ltd.	97,518	77,943
SEEK Ltd.	23,855	306,762
Sydney Airport unit	254,875	1,087,138
Telstra Corp. Ltd.	102,081	503,271
TFS Corp. Ltd.	43,497	57,139
Transurban Group unit	225,495	1,770,179
Westpac Banking Corp.	84,035	2,414,382
TOTAL AUSTRALIA		11,433,333
Austria - 0.5%
Andritz AG	27,961	1,637,026
Zumtobel AG	2,800	76,589
TOTAL AUSTRIA		1,713,615
Bailiwick of Jersey - 1.3%
Shire PLC	40,180	3,265,172
United Co. RUSAL Ltd. (a)	337,000	203,490
Wolseley PLC	18,561	1,097,779
WPP PLC	14,000	326,501
TOTAL BAILIWICK OF JERSEY		4,892,942
Belgium - 2.0%
Anheuser-Busch InBev SA NV	38,971	4,744,655
Gimv NV	1,319	61,229
KBC Ancora (a)	4,281	160,599
KBC Groep NV	35,317	2,323,622
TOTAL BELGIUM		7,290,105
Bermuda - 0.8%
Brilliance China Automotive Holdings Ltd.	186,000	350,375
China Gas Holdings Ltd.	244,000	432,558
China Resources Gas Group Ltd.	136,000	473,773
Common Stocks - continued
	Shares	Value
Bermuda - continued
Credicorp Ltd. (United States)	3,700	$ 564,435
Lazard Ltd. Class A	12,400	657,572
Petra Diamonds Ltd. (a)	28,400	68,114
Travelport Worldwide Ltd.	20,100	318,183
Vostok Nafta Investment Ltd. SDR (a)	7,560	49,954
TOTAL BERMUDA		2,914,964
Brazil - 1.2%
BB Seguridade Participacoes SA	47,800	559,236
Brasil Foods SA	29,000	619,858
CCR SA	62,100	342,143
Cielo SA	47,080	655,349
Kroton Educacional SA	117,300	428,251
Linx SA	17,600	259,360
Qualicorp SA (a)	52,500	432,135
Smiles SA	20,700	349,700
Ultrapar Participacoes SA	22,500	517,815
Weg SA	82,400	438,945
TOTAL BRAZIL		4,602,792
British Virgin Islands - 0.1%
Gem Diamonds Ltd.	17,773	38,001
Mail.Ru Group Ltd. GDR (Reg. S) (a)	13,200	314,879
TOTAL BRITISH VIRGIN ISLANDS		352,880
Canada - 0.9%
Canadian Pacific Railway Ltd.	4,066	775,219
Cara Operations Ltd. (a)	2,400	62,661
Imperial Oil Ltd.	19,500	859,519
McCoy Global, Inc.	12,000	41,078
New Look Eyewear, Inc.	2,000	47,410
Pason Systems, Inc.	24,000	432,060
Potash Corp. of Saskatchewan, Inc.	20,100	656,395
ShawCor Ltd. Class A	12,300	416,457
TOTAL CANADA		3,290,799
Cayman Islands - 1.8%
58.com, Inc. ADR (a)	13,000	991,640
Alibaba Group Holding Ltd. sponsored ADR	10,100	821,029
Autohome, Inc. ADR Class A (a)	7,700	393,008
Baidu.com, Inc. sponsored ADR (a)	1,900	380,532
Bitauto Holdings Ltd. ADR (a)	5,600	333,088
ENN Energy Holdings Ltd.	60,000	433,518
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sino Biopharmaceutical Ltd.	364,000	$ 417,044
SouFun Holdings Ltd. ADR	53,000	438,310
Tencent Holdings Ltd.	117,800	2,431,260
TOTAL CAYMAN ISLANDS		6,639,429
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	15,900	347,256
China - 1.5%
China International Travel Service Corp. Ltd. (A Shares)	44,400	367,638
China Pacific Insurance Group Co. Ltd. (H Shares)	125,400	684,393
Daqin Railway Co. Ltd. (A Shares)	178,700	402,470
Fuyao Glass Industries Group Co. Ltd. (a)	142,400	357,169
Inner Mongoli Yili Industries Co. Ltd.	67,000	393,825
Jiangsu Hengrui Medicine Co. Ltd.	35,400	325,362
Kweichow Moutai Co. Ltd.	9,900	402,573
PICC Property & Casualty Co. Ltd. (H Shares)	248,340	552,397
Qingdao Haier Co. Ltd.	87,900	384,176
SAIC Motor Corp. Ltd.	85,900	373,912
Shanghai International Airport Co. Ltd.	74,500	331,856
Weifu High-Technology Co. Ltd. (B Shares)	78,200	365,849
Zhengzhou Yutong Bus Co. Ltd.	57,500	283,848
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	44,500	380,663
TOTAL CHINA		5,606,131
Denmark - 1.4%
Jyske Bank A/S (Reg.) (a)	19,054	933,053
Novo Nordisk A/S Series B sponsored ADR	61,000	3,432,470
Pandora A/S	3,100	320,421
Spar Nord Bank A/S	13,331	144,050
Topdanmark A/S (a)	16,500	494,875
TOTAL DENMARK		5,324,869
Egypt - 0.1%
Commercial International Bank SAE sponsored GDR	57,900	399,639
Finland - 0.5%
Kone Oyj (B Shares) (d)	60	2,581
Sampo Oyj (A Shares)	29,653	1,436,815
Tikkurila Oyj	18,780	386,797
TOTAL FINLAND		1,826,193
Common Stocks - continued
	Shares	Value
France - 6.2%
Atos Origin SA	15,453	$ 1,207,825
AXA SA	73,806	1,866,248
Cap Gemini SA	17,302	1,541,531
Coface SA	4,400	54,843
Havas SA	83,986	700,506
Ingenico SA	2,970	372,654
Laurent-Perrier Group SA	759	71,230
LVMH Moet Hennessy - Louis Vuitton SA	1,923	336,268
Orange SA	75,600	1,245,233
Renault SA (d)	7,711	811,334
Safran SA	25,614	1,871,547
Sanofi SA	31,630	3,219,634
Societe Generale Series A	24,400	1,219,871
Total SA	69,515	3,764,235
Unibail-Rodamco	4,800	1,325,331
Vetoquinol SA	1,500	59,555
VINCI SA	21,900	1,343,231
Virbac SA	540	140,541
Vivendi SA	62,852	1,575,618
TOTAL FRANCE		22,727,235
Germany - 3.5%
alstria office REIT-AG	2,900	41,092
BASF AG (d)	24,561	2,440,087
Bayer AG	30,112	4,334,099
CompuGroup Medical AG	6,146	175,676
Continental AG	3,983	933,435
CTS Eventim AG	8,266	281,692
Fielmann AG	2,158	146,585
Fresenius SE & Co. KGaA	19,700	1,172,011
GEA Group AG	20,079	964,313
Linde AG	11,749	2,295,869
TOTAL GERMANY		12,784,859
Greece - 0.0%
Titan Cement Co. SA (Reg.)	2,444	61,641
Hong Kong - 0.9%
AIA Group Ltd.	368,600	2,463,500
CSPC Pharmaceutical Group Ltd.	406,000	422,210
Techtronic Industries Co. Ltd.	88,000	312,804
TOTAL HONG KONG		3,198,514
Common Stocks - continued
	Shares	Value
India - 2.4%
Adani Ports & Special Economic Zone	70,042	$ 350,002
Asian Paints India Ltd. (f)	30,823	369,817
Axis Bank Ltd. (a)	39,590	355,400
Bank of Baroda (a)	103,764	276,532
Exide Industries Ltd.	116,435	314,322
Grasim Industries Ltd.	5,019	312,824
HCL Technologies Ltd.	36,704	508,590
HDFC Bank Ltd.	19,970	356,731
Housing Development Finance Corp. Ltd.	89,233	1,642,901
ICICI Bank Ltd. (a)	96,261	502,642
ITC Ltd. (a)	98,121	497,725
Jyothy Laboratories Ltd. (a)	16,584	64,851
LIC Housing Finance Ltd.	54,131	366,324
Lupin Ltd.	11,861	330,841
State Bank of India	88,022	373,640
Sun Pharmaceutical Industries Ltd. (a)	37,481	553,742
Sun TV Ltd.	52,202	285,129
Tata Consultancy Services Ltd.	17,245	668,577
Tata Motors Ltd. (a)	56,541	453,037
Titan Co. Ltd. (a)	54,191	330,681
TOTAL INDIA		8,914,308
Indonesia - 1.2%
PT ACE Hardware Indonesia Tbk	8,749,200	435,351
PT Astra International Tbk	290,400	153,461
PT Bank Central Asia Tbk	583,400	606,466
PT Bank Rakyat Indonesia Tbk	605,400	542,933
PT Global Mediacom Tbk	3,317,500	396,692
PT Indocement Tunggal Prakarsa Tbk	188,300	305,057
PT Jasa Marga Tbk	672,000	321,419
PT Kalbe Farma Tbk	2,156,200	298,583
PT Matahari Department Store Tbk	281,300	379,769
PT Media Nusantara Citra Tbk	1,641,000	279,144
PT Surya Citra Media Tbk	1,269,700	284,060
PT Tower Bersama Infrastructure Tbk	547,500	357,960
TOTAL INDONESIA		4,360,895
Ireland - 1.3%
Actavis PLC (a)	5,500	1,555,730
CRH PLC sponsored ADR	52,529	1,468,186
FBD Holdings PLC	5,372	57,767
Common Stocks - continued
	Shares	Value
Ireland - continued
James Hardie Industries PLC:
CDI	15,656	$ 181,009
sponsored ADR	28,355	1,637,501
TOTAL IRELAND		4,900,193
Israel - 0.6%
Azrieli Group	11,296	487,340
Ituran Location & Control Ltd.	1,761	40,204
Sarine Technologies Ltd.	27,100	41,985
Strauss Group Ltd. (a)	4,759	84,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,909	1,746,682
TOTAL ISRAEL		2,400,926
Italy - 1.2%
Azimut Holding SpA	26,614	781,193
Banco di Desio e della Brianza SpA	13,000	45,894
Beni Stabili SpA SIIQ	222,926	183,819
Interpump Group SpA	51,891	872,637
Intesa Sanpaolo SpA	317,200	1,065,634
Mediaset SpA	151,700	779,679
Telecom Italia SpA (a)	673,800	795,265
TOTAL ITALY		4,524,121
Japan - 14.2%
Aozora Bank Ltd.	171,000	639,615
Artnature, Inc.	8,000	74,417
Asahi Co. Ltd.	6,200	54,766
Astellas Pharma, Inc.	210,900	3,283,860
Autobacs Seven Co. Ltd.	4,400	68,532
Azbil Corp.	4,800	126,442
Broadleaf Co. Ltd.	3,200	49,890
Coca-Cola Central Japan Co. Ltd.	32,000	597,987
Cosmos Pharmaceutical Corp.	300	40,390
Daiichikosho Co. Ltd.	2,000	64,503
Daikokutenbussan Co. Ltd.	5,000	209,891
DENSO Corp.	68,500	3,400,735
Dentsu, Inc.	22,700	1,058,154
East Japan Railway Co.	23,300	2,059,418
Fanuc Corp.	6,300	1,385,765
Fast Retailing Co. Ltd.	3,700	1,457,355
Fujitsu Ltd.	120,000	795,403
GCA Savvian Group Corp.	3,500	37,383
Glory Ltd.	2,700	74,729
Common Stocks - continued
	Shares	Value
Japan - continued
Goldcrest Co. Ltd.	6,960	$ 136,793
Harmonic Drive Systems, Inc.	3,400	71,807
Hitachi Ltd.	132,000	900,623
Hoya Corp.	54,900	2,115,895
Itochu Corp.	75,000	923,480
Iwatsuka Confectionary Co. Ltd.	1,400	83,955
Japan Digital Laboratory Co.	3,000	45,688
Japan Tobacco, Inc.	71,500	2,496,842
KDDI Corp.	61,500	1,455,234
Keyence Corp.	5,321	2,840,611
Kobayashi Pharmaceutical Co. Ltd.	1,500	105,103
Koshidaka Holdings Co. Ltd.	4,000	82,801
Lasertec Corp.	3,900	54,449
Makita Corp.	12,700	633,784
Medikit Co. Ltd.	1,700	52,993
Meiko Network Japan Co. Ltd.	2,700	33,379
Miraial Co. Ltd.	2,400	29,094
Mitsubishi UFJ Financial Group, Inc.	512,900	3,643,821
Mitsui Fudosan Co. Ltd.	54,000	1,600,792
Nabtesco Corp.	3,800	104,515
Nagaileben Co. Ltd.	6,600	119,002
ND Software Co. Ltd.	6,000	70,285
Nihon M&A Center, Inc.	1,400	48,719
Nihon Parkerizing Co. Ltd.	14,800	168,258
Nintendo Co. Ltd.	2,900	486,910
Nippon Prologis REIT, Inc.	253	548,189
Nippon Seiki Co. Ltd.	3,000	60,317
Nippon Telegraph & Telephone Corp.	21,500	1,451,788
NS Tool Co. Ltd.	3,800	60,592
OBIC Co. Ltd.	4,000	167,322
OMRON Corp.	18,900	867,851
ORIX Corp.	79,600	1,224,121
OSG Corp.	36,600	760,983
Paramount Bed Holdings Co. Ltd.	1,600	43,352
San-Ai Oil Co. Ltd.	8,000	53,136
Seven & i Holdings Co. Ltd.	35,100	1,508,750
Seven Bank Ltd.	417,300	2,248,359
SHO-BOND Holdings Co. Ltd.	22,900	1,009,562
Shoei Co. Ltd.	3,900	62,898
SK Kaken Co. Ltd.	1,000	87,162
Software Service, Inc.	1,600	63,462
Sony Financial Holdings, Inc.	47,800	858,131
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Trust Holdings, Inc.	305,920	$ 1,346,641
Techno Medica Co. Ltd.	1,800	36,840
TFP Consulting Group Co. Ltd.	2,000	59,666
The Monogatari Corp.	1,500	50,198
The Nippon Synthetic Chemical Industry Co. Ltd.	10,000	69,985
TKC Corp.	3,800	90,758
Tocalo Co. Ltd.	2,800	54,977
Toyota Motor Corp.	51,700	3,598,792
Tsutsumi Jewelry Co. Ltd.	2,000	47,526
USS Co. Ltd.	99,500	1,751,977
Workman Co. Ltd.	2,000	105,060
Yamato Kogyo Co. Ltd.	18,600	437,619
TOTAL JAPAN		52,510,082
Kenya - 0.5%
East African Breweries Ltd.	89,900	305,052
Kenya Commercial Bank Ltd.	473,800	313,029
Safaricom Ltd.	6,070,800	1,116,616
TOTAL KENYA		1,734,697
Korea (South) - 1.8%
BGFretail Co. Ltd.	7,776	848,270
Coway Co. Ltd.	2,397	200,954
KEPCO Plant Service & Engineering Co. Ltd.	3,882	350,678
Leeno Industrial, Inc.	1,964	83,876
NAVER Corp.	2,057	1,241,331
Samsung Electronics Co. Ltd.	3,126	4,092,117
TOTAL KOREA (SOUTH)		6,817,226
Luxembourg - 0.2%
RTL Group SA	7,327	693,499
Malaysia - 0.3%
Astro Malaysia Holdings Bhd	332,200	292,802
Public Bank Bhd	107,300	586,724
Tune Insurance Holdings Bhd	184,300	94,155
TOTAL MALAYSIA		973,681
Mexico - 1.7%
Banregio Grupo Financiero S.A.B. de CV	56,900	326,298
Compartamos S.A.B. de CV	164,200	280,302
Consorcio ARA S.A.B. de CV (a)	234,855	99,961
Embotelladoras Arca S.A.B. de CV	54,900	337,265
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano S.A.B. de CV:
unit	73,500	$ 666,300
sponsored ADR (a)	6,333	573,073
Gruma S.A.B. de CV Series B	26,200	315,913
Grupo Aeroportuario del Pacifico SA de CV Series B	57,300	407,957
Grupo Aeroportuario del Sureste SA de CV Series B	32,150	455,050
Grupo Aeroportuario Norte S.A.B. de CV	66,700	333,109
Grupo Financiero Banorte S.A.B. de CV Series O	111,600	636,343
Grupo Televisa SA de CV	104,400	759,829
Infraestructura Energetica Nova S.A.B. de CV	52,000	302,605
Megacable Holdings S.A.B. de CV unit	94,900	394,953
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	31,800	365,611
TOTAL MEXICO		6,254,569
Netherlands - 1.9%
Aalberts Industries NV	7,600	235,621
ASM International NV (depositary receipt)	1,050	50,726
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (a)(e)	39,600	363,924
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(e)	58,600	309,401
Heijmans NV (Certificaten Van Aandelen)	4,881	65,245
ING Groep NV (Certificaten Van Aandelen)	214,523	3,291,116
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	54,200	323,043
Mylan N.V. (a)	8,800	635,888
Reed Elsevier NV	69,610	1,678,814
VastNed Retail NV	3,438	167,883
TOTAL NETHERLANDS		7,121,661
Norway - 0.0%
Kongsberg Gruppen ASA	2,000	42,976
Panama - 0.1%
Copa Holdings SA Class A	2,800	310,492
Philippines - 1.0%
Alliance Global Group, Inc.	425,200	242,073
Ayala Corp.	18,240	318,888
GT Capital Holdings, Inc.	13,145	370,058
International Container Terminal Services, Inc.	138,470	341,403
Jollibee Food Corp.	17,900	79,841
Metropolitan Bank & Trust Co.	185,512	386,700
Robinsons Land Corp.	509,400	341,960
Common Stocks - continued
	Shares	Value
Philippines - continued
Robinsons Retail Holdings, Inc.	169,140	$ 329,826
SM Investments Corp.	21,870	441,420
SM Prime Holdings, Inc.	1,022,900	427,823
Vista Land & Lifescapes, Inc.	1,655,100	278,230
TOTAL PHILIPPINES		3,558,222
Russia - 0.1%
MMC Norilsk Nickel OJSC ADR	24,000	452,101
Singapore - 0.5%
Singapore Telecommunications Ltd.	383,500	1,283,937
UOL Group Ltd.	104,600	630,825
TOTAL SINGAPORE		1,914,762
South Africa - 3.0%
Alexander Forbes Group Holding (a)(f)	433,766	359,155
Aspen Pharmacare Holdings Ltd.	17,900	544,693
Bidvest Group Ltd. (f)	19,632	532,508
Clicks Group Ltd.	106,095	814,157
Coronation Fund Managers Ltd. (f)	35,800	273,851
Discovery Ltd.	39,767	441,519
FirstRand Ltd. (f)	129,800	620,072
Life Healthcare Group Holdings Ltd. (f)	118,600	406,856
Mr Price Group Ltd. (f)	20,800	444,701
MTN Group Ltd. (f)	86,400	1,735,808
Nampak Ltd. (f)	120,930	433,554
Naspers Ltd. Class N	20,300	3,192,763
Remgro Ltd. (f)	21,100	469,490
Sanlam Ltd. (f)	87,500	566,134
Woolworths Holdings Ltd. (f)	54,800	412,373
TOTAL SOUTH AFRICA		11,247,634
Spain - 1.9%
Amadeus IT Holding SA Class A	19,600	893,406
Hispania Activos Inmobiliarios SA (a)	38,400	547,209
Iberdrola SA	257,220	1,721,648
Inditex SA	83,664	2,684,701
Mediaset Espana Comunicacion, S.A.	56,500	765,838
Prosegur Compania de Seguridad SA (Reg.)	84,576	487,543
TOTAL SPAIN		7,100,345
Sweden - 2.6%
ASSA ABLOY AB (B Shares)	37,500	2,175,518
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB (A Shares)	44,059	$ 1,375,213
Fagerhult AB	49,655	890,928
H&M Hennes & Mauritz AB (B Shares) (d)	32,638	1,297,581
Intrum Justitia AB	19,463	612,933
Nordea Bank AB	133,867	1,700,800
Svenska Handelsbanken AB (A Shares)	31,915	1,473,163
TOTAL SWEDEN		9,526,136
Switzerland - 8.0%
Compagnie Financiere Richemont SA Series A	4,113	366,604
Nestle SA	94,535	7,334,424
Novartis AG	77,136	7,873,436
Roche Holding AG (participation certificate)	20,544	5,878,770
Schindler Holding AG:
(participation certificate)	6,011	1,016,868
(Reg.)	2,251	374,985
Sika AG (Bearer)	80	274,588
Syngenta AG (Switzerland)	2,018	675,283
Tecan Group AG	400	53,160
UBS Group AG	184,597	3,704,862
Zurich Insurance Group AG	5,944	1,834,636
TOTAL SWITZERLAND		29,387,616
Taiwan - 1.7%
Addcn Technology Co. Ltd.	5,000	66,855
Advantech Co. Ltd.	36,000	297,982
Catcher Technology Co. Ltd.	44,000	517,208
Delta Electronics, Inc.	94,000	567,818
Giant Manufacturing Co. Ltd.	39,000	336,822
Largan Precision Co. Ltd.	6,000	603,409
Merida Industry Co. Ltd.	46,500	349,213
Taiwan Semiconductor Manufacturing Co. Ltd.	748,035	3,601,244
TOTAL TAIWAN		6,340,551
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	42,000	369,595
Bangkok Dusit Medical Services PCL (For. Reg.)	492,700	302,004
Bumrungrad Hospital PCL (For. Reg.)	63,000	306,827
Central Pattana PCL (For. Reg.)	141,500	180,337
Kasikornbank PCL (For. Reg.)	86,000	548,020
Thai Beverage PCL	621,000	335,562
TOTAL THAILAND		2,042,345
Common Stocks - continued
	Shares	Value
Turkey - 0.5%
Albaraka Turk Katilim Bankasi A/S	95,907	$ 62,082
Coca-Cola Icecek Sanayi A/S	38,189	648,010
Enka Insaat ve Sanayi A/S	161,000	346,386
TAV Havalimanlari Holding A/S	49,000	430,854
Tupras Turkiye Petrol Rafinelleri A/S	9,000	218,551
TOTAL TURKEY		1,705,883
United Arab Emirates - 0.2%
DP World Ltd.	18,582	428,873
First Gulf Bank PJSC	102,525	425,681
TOTAL UNITED ARAB EMIRATES		854,554
United Kingdom - 15.2%
AA PLC	9,383	59,972
Al Noor Hospitals Group PLC	30,500	420,088
Associated British Foods PLC	14,500	633,045
AstraZeneca PLC (United Kingdom)	33,341	2,288,080
Aviva PLC	175,000	1,407,956
Babcock International Group PLC	52,723	813,301
BAE Systems PLC	310,821	2,407,996
Barclays PLC	484,681	1,896,292
Bellway PLC	6,728	204,546
Berendsen PLC	49,755	790,983
BG Group PLC	44,600	807,864
BP PLC sponsored ADR	88,320	3,811,891
Britvic PLC	11,317	125,682
Bunzl PLC	44,032	1,238,060
Compass Group PLC	79,207	1,400,200
Dechra Pharmaceuticals PLC	9,000	140,621
Derwent London PLC	2,000	105,271
Elementis PLC	33,108	154,070
Great Portland Estates PLC	12,772	155,909
H&T Group PLC	10,000	29,325
Hilton Food Group PLC	5,400	35,588
Howden Joinery Group PLC	13,900	98,952
HSBC Holdings PLC sponsored ADR	58,966	2,926,483
Imperial Tobacco Group PLC	32,826	1,602,911
Informa PLC	208,072	1,772,059
InterContinental Hotel Group PLC	6,900	295,082
InterContinental Hotel Group PLC ADR	59,096	2,518,081
ITE Group PLC	25,500	73,220
ITV PLC	393,519	1,527,845
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Johnson Matthey PLC	46,439	$ 2,374,372
JUST EAT Ltd. (a)	6,900	48,386
Liberty Global PLC Class A (a)	17,000	886,380
Lloyds Banking Group PLC	1,994,700	2,362,280
Meggitt PLC	76,339	616,924
Micro Focus International PLC	15,800	304,105
National Grid PLC	112,480	1,513,233
NMC Health PLC	24,000	279,317
Prudential PLC	161,229	4,014,206
Reckitt Benckiser Group PLC	33,751	3,003,989
Rightmove PLC	1,500	72,614
Rio Tinto PLC	47,200	2,112,252
Rolls-Royce Group PLC	40,352	643,328
Rotork PLC	2,000	72,171
SABMiller PLC	45,863	2,427,661
Shaftesbury PLC	41,137	529,025
Spectris PLC	5,870	192,921
Spirax-Sarco Engineering PLC	5,107	264,354
Standard Chartered PLC (United Kingdom)	23,349	382,275
Taylor Wimpey PLC	43,700	110,962
Ted Baker PLC	2,775	121,202
Tesco PLC	152,300	513,353
Ultra Electronics Holdings PLC	4,501	119,695
Unite Group PLC	67,677	619,155
Vodafone Group PLC sponsored ADR	74,526	2,623,315
TOTAL UNITED KINGDOM		55,948,848
United States of America - 8.4%
A.O. Smith Corp.	5,100	325,890
Affiliated Managers Group, Inc. (a)	1,500	339,195
Altria Group, Inc.	13,000	650,650
American Tower Corp.	3,100	293,043
ANSYS, Inc. (a)	400	34,336
Autoliv, Inc.	15,954	1,894,059
Ball Corp.	4,700	345,027
Berkshire Hathaway, Inc. Class B (a)	6,416	906,003
BorgWarner, Inc.	23,394	1,384,925
Broadridge Financial Solutions, Inc.	1,140	61,469
China Biologic Products, Inc. (a)	3,700	353,868
Colgate-Palmolive Co.	4,100	275,848
Constellation Brands, Inc. Class A (sub. vtg.) (a)	9,400	1,089,836
Cummins, Inc.	4,291	593,274
Common Stocks - continued
	Shares	Value
United States of America - continued
Dril-Quip, Inc. (a)	4,970	$ 396,208
Ecolab, Inc.	3,000	335,940
Energizer Holdings, Inc.	4,800	655,776
Evercore Partners, Inc. Class A	1,160	55,958
FMC Technologies, Inc. (a)	8,503	374,982
Google, Inc.:
Class A (a)	3,080	1,690,212
Class C (a)	664	356,794
International Flavors & Fragrances, Inc.	2,600	298,350
Kennedy-Wilson Holdings, Inc.	5,483	135,869
Las Vegas Sands Corp.	5,700	301,416
Martin Marietta Materials, Inc.	5,380	767,457
MasterCard, Inc. Class A	27,390	2,470,852
McGraw Hill Financial, Inc.	18,800	1,960,840
Mead Johnson Nutrition Co. Class A	8,800	844,096
Mohawk Industries, Inc. (a)	8,135	1,411,423
Moody's Corp.	8,700	935,424
National Oilwell Varco, Inc.	5,646	307,199
Oceaneering International, Inc.	10,438	575,238
Philip Morris International, Inc.	13,800	1,151,886
PPG Industries, Inc.	1,400	310,184
PriceSmart, Inc.	8,285	666,611
ResMed, Inc.	10,320	659,861
ResMed, Inc. CDI	137,396	877,438
Solera Holdings, Inc.	6,885	334,060
SS&C Technologies Holdings, Inc.	21,954	1,320,972
Union Pacific Corp.	5,000	531,150
Valspar Corp.	3,800	308,180
Visa, Inc. Class A	37,724	2,491,670
TOTAL UNITED STATES OF AMERICA		31,073,469
TOTAL COMMON STOCKS (Cost $290,087,020)		359,089,779
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.2%
Ambev SA sponsored ADR	137,700	871,641
Germany - 0.6%
Henkel AG & Co. KGaA	2,700	313,625
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
Sartorius AG (non-vtg.)	1,100	$ 182,371
Volkswagen AG	5,790	1,490,611
TOTAL GERMANY		1,986,607
United Kingdom - 0.0%
Rolls-Royce Group PLC	5,689,632	8,734
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,468,407)		2,866,982
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.15% (b)	6,506,713	6,506,713
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,949,170	4,949,170
TOTAL MONEY MARKET FUNDS (Cost $11,455,883)		11,455,883
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $304,011,310)		373,412,644
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(4,502,789)
NET ASSETS - 100%		$ 368,909,855
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $996,368 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,877
Fidelity Securities Lending Cash Central Fund	38,922
Total	$ 41,799
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,328,417	$ 20,916,857	$ 36,043,922	$ 367,638
Consumer Staples	36,869,975	13,443,319	23,426,656	-
Energy	12,921,335	8,296,100	4,625,235	-
Financials	82,189,710	31,841,781	50,347,929	-
Health Care	50,361,215	17,208,890	33,152,325	-
Industrials	43,066,000	13,647,686	29,418,314	-
Information Technology	41,250,521	21,771,374	19,479,147	-
Materials	20,523,826	8,114,803	12,409,023	-
Telecommunication Services	12,568,427	7,620,907	4,947,520	-
Utilities	4,877,335	1,642,454	3,234,881	-
Money Market Funds	11,455,883	11,455,883	-	-
Total Investments in Securities:	$ 373,412,644	$ 155,960,054	$ 217,084,952	$ 367,638

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 75,509,684
Level 2 to Level 1	$ 30,488,313

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,698,626) - See accompanying schedule: Unaffiliated issuers (cost $292,555,427)	$ 361,956,761
Fidelity Central Funds (cost $11,455,883)	11,455,883
Total Investments (cost $304,011,310)		$ 373,412,644
Cash		79,432
Foreign currency held at value (cost $246,735)		246,933
Receivable for investments sold		2,702,303
Receivable for fund shares sold		106,626
Dividends receivable		1,492,287
Distributions receivable from Fidelity Central Funds		18,124
Prepaid expenses		264
Other receivables		10,717
Total assets		378,069,330

Liabilities
Payable for investments purchased Regular delivery	$ 3,356,959
Delayed delivery	267,139
Payable for fund shares redeemed	59,103
Accrued management fee	233,042
Distribution and service plan fees payable	10,957
Other affiliated payables	52,558
Other payables and accrued expenses	230,547
Collateral on securities loaned, at value	4,949,170
Total liabilities		9,159,475

Net Assets		$ 368,909,855
Net Assets consist of:
Paid in capital		$ 326,012,750
Undistributed net investment income		1,879,300
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,252,504)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,270,309
Net Assets		$ 368,909,855

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,077,862 ÷ 1,097,636 shares)	$ 8.27

Maximum offering price per share (100/94.25 of $8.27)	$ 8.77
Class T: Net Asset Value and redemption price per share ($13,364,265 ÷ 1,608,422 shares)	$ 8.31

Maximum offering price per share (100/96.50 of $8.31)	$ 8.61
Class B: Net Asset Value and offering price per share ($165,129 ÷ 19,770 shares)A	$ 8.35

Class C: Net Asset Value and offering price per share ($4,329,621 ÷ 522,887 shares)A	$ 8.28

Total International Equity: Net Asset Value, offering price and redemption price per share ($339,551,353 ÷ 40,975,525 shares)	$ 8.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,421,625 ÷ 293,486 shares)	$ 8.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 4,401,271
Income from Fidelity Central Funds		41,799
Income before foreign taxes withheld		4,443,070
Less foreign taxes withheld		(359,709)
Total income		4,083,361

Expenses
Management fee Basic fee	$ 1,222,961
Performance adjustment	195,382
Transfer agent fees	218,195
Distribution and service plan fees	60,082
Accounting and security lending fees	90,829
Custodian fees and expenses	106,420
Independent trustees' compensation	685
Registration fees	31,916
Audit	42,079
Legal	534
Miscellaneous	1,372
Total expenses before reductions	1,970,455
Expense reductions	(10,015)	1,960,440
Net investment income (loss)		2,122,921
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $115,755)	(3,934,555)
Foreign currency transactions	(127,550)
Total net realized gain (loss)		(4,062,105)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $82,195)	20,346,178
Assets and liabilities in foreign currencies	34,596
Total change in net unrealized appreciation (depreciation)		20,380,774
Net gain (loss)		16,318,669
Net increase (decrease) in net assets resulting from operations		$ 18,441,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,122,921	$ 7,173,996
Net realized gain (loss)	(4,062,105)	5,639,847
Change in net unrealized appreciation (depreciation)	20,380,774	(11,137,910)
Net increase (decrease) in net assets resulting from operations	18,441,590	1,675,933
Distributions to shareholders from net investment income	(5,482,469)	(5,090,375)
Distributions to shareholders from net realized gain	(1,726,810)	(7,679,276)
Total distributions	(7,209,279)	(12,769,651)
Share transactions - net increase (decrease)	7,355,747	13,925,925
Redemption fees	909	3,247
Total increase (decrease) in net assets	18,588,967	2,835,454

Net Assets
Beginning of period	350,320,888	347,485,434
End of period (including undistributed net investment income of $1,879,300 and undistributed net investment income of $5,238,848, respectively)	$ 368,909,855	$ 350,320,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 8.27	$ 7.31	$ 6.67	$ 7.36	$ 6.40
Income from Investment Operations
Net investment income (loss) E	.04	.13	.09	.13	.11	.08
Net realized and unrealized gain (loss)	.37	(.12)	1.24	.59	(.69)	.95
Total from investment operations	.41	.01	1.33	.72	(.58)	1.03
Distributions from net investment income	(.10)	(.10)	(.13)	(.08)	(.09)	(.04)
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	(.03)
Total distributions	(.14)	(.28)	(.37) J	(.08)	(.11)	(.07)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.27	$ 8.00	$ 8.27	$ 7.31	$ 6.67	$ 7.36
Total ReturnB, C, D	5.21%	.19%	19.00%	10.88%	(8.03)%	16.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48%A	1.44%	1.50%	1.57%	1.73%	2.02%
Expenses net of fee waivers, if any	1.45%A	1.44%	1.45%	1.45%	1.45%	1.50%
Expenses net of all reductions	1.45%A	1.44%	1.43%	1.42%	1.42%	1.47%
Net investment income (loss)	.89%A	1.63%	1.21%	1.88%	1.44%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,078	$ 9,164	$ 9,034	$ 5,767	$ 4,307	$ 5,029
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 8.32	$ 7.37	$ 6.73	$ 7.41	$ 6.40
Income from Investment Operations
Net investment income (loss) E	.03	.11	.07	.11	.09	.06
Net realized and unrealized gain (loss)	.37	(.12)	1.25	.59	(.68)	.95
Total from investment operations	.40	(.01)	1.32	.70	(.59)	1.01
Distributions from net investment income	(.09)	(.09)	(.13)	(.06)	(.07)	-
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	-
Total distributions	(.13)	(.27)	(.37) J	(.06)	(.09)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.31	$ 8.04	$ 8.32	$ 7.37	$ 6.73	$ 7.41
Total ReturnB, C, D	5.06%	(.06)%	18.73%	10.52%	(8.08)%	15.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72%A	1.68%	1.75%	1.84%	2.02%	2.31%
Expenses net of fee waivers, if any	1.70%A	1.68%	1.70%	1.70%	1.70%	1.75%
Expenses net of all reductions	1.70%A	1.68%	1.67%	1.67%	1.67%	1.72%
Net investment income (loss)	.64%A	1.38%	.96%	1.63%	1.19%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,364	$ 10,282	$ 7,909	$ 2,348	$ 997	$ 1,004
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 8.31	$ 7.33	$ 6.68	$ 7.37	$ 6.39
Income from Investment Operations
Net investment income (loss) E	.01	.07	.04	.08	.05	.03
Net realized and unrealized gain (loss)	.37	(.12)	1.24	.59	(.68)	.95
Total from investment operations	.38	(.05)	1.28	.67	(.63)	.98
Distributions from net investment income	(.04)	(.03)	(.05)	(.02)	(.04)	-
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	-
Total distributions	(.08)	(.21)	(.30)	(.02)	(.06)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.35	$ 8.05	$ 8.31	$ 7.33	$ 6.68	$ 7.37
Total ReturnB, C, D	4.78%	(.56)%	18.05%	10.05%	(8.66)%	15.34%
Ratios to Average Net Assets F, H
Expenses before reductions	2.26%A	2.22%	2.26%	2.34%	2.51%	2.81%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.20%A	2.20%	2.18%	2.17%	2.17%	2.22%
Net investment income (loss)	.14%A	.87%	.46%	1.13%	.69%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165	$ 168	$ 192	$ 220	$ 254	$ 327
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 8.28	$ 7.31	$ 6.67	$ 7.36	$ 6.39
Income from Investment Operations
Net investment income (loss) E	.01	.07	.04	.08	.05	.03
Net realized and unrealized gain (loss)	.36	(.12)	1.25	.58	(.69)	.94
Total from investment operations	.37	(.05)	1.29	.66	(.64)	.97
Distributions from net investment income	(.05)	(.05)	(.08)	(.02)	(.03)	-
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	-
Total distributions	(.09)	(.23)	(.32) J	(.02)	(.05)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.28	$ 8.00	$ 8.28	$ 7.31	$ 6.67	$ 7.36
Total ReturnB, C, D	4.72%	(.57)%	18.30%	9.98%	(8.72)%	15.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.27%A	2.22%	2.26%	2.31%	2.51%	2.80%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.20%A	2.20%	2.18%	2.17%	2.17%	2.22%
Net investment income (loss)	.14%A	.87%	.46%	1.13%	.69%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,330	$ 4,028	$ 3,584	$ 2,737	$ 1,396	$ 1,423
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 8.29	$ 7.32	$ 6.69	$ 7.37	$ 6.41
Income from Investment Operations
Net investment income (loss) D	.05	.16	.12	.15	.12	.09
Net realized and unrealized gain (loss)	.38	(.12)	1.24	.58	(.68)	.96
Total from investment operations	.43	.04	1.36	.73	(.56)	1.05
Distributions from net investment income	(.13)	(.12)	(.15)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	(.03)
Total distributions	(.17)	(.30)	(.39) I	(.10)	(.12)	(.09)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.29	$ 8.03	$ 8.29	$ 7.32	$ 6.69	$ 7.37
Total ReturnB, C	5.47%	.55%	19.48%	11.03%	(7.70)%	16.45%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08%A	1.04%	1.09%	1.16%	1.42%	1.79%
Expenses net of fee waivers, if any	1.08%A	1.04%	1.09%	1.16%	1.20%	1.25%
Expenses net of all reductions	1.08%A	1.04%	1.07%	1.13%	1.17%	1.22%
Net investment income (loss)	1.26%A	2.03%	1.57%	2.16%	1.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,551	$ 324,438	$ 324,395	$ 281,979	$ 131,338	$ 60,826
Portfolio turnover rateF	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 8.26	$ 7.30	$ 6.67	$ 7.35	$ 6.41
Income from Investment Operations
Net investment income (loss) D	.05	.15	.11	.14	.12	.10
Net realized and unrealized gain (loss)	.37	(.12)	1.24	.59	(.68)	.95
Total from investment operations	.42	.03	1.35	.73	(.56)	1.05
Distributions from net investment income	(.12)	(.12)	(.15)	(.10)	(.10)	(.08)
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	(.03)
Total distributions	(.16)	(.30)	(.39) I	(.10)	(.12)	(.11)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.25	$ 7.99	$ 8.26	$ 7.30	$ 6.67	$ 7.35
Total ReturnB, C	5.36%	.37%	19.40%	11.06%	(7.72)%	16.48%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19%A	1.15%	1.21%	1.27%	1.48%	1.82%
Expenses net of fee waivers, if any	1.19%A	1.15%	1.20%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.19%A	1.15%	1.18%	1.17%	1.17%	1.23%
Net investment income (loss)	1.14%A	1.91%	1.46%	2.13%	1.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,422	$ 2,240	$ 2,372	$ 1,514	$ 197	$ 28
Portfolio turnover rateF	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted

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3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 75,402,954
Gross unrealized depreciation	(6,698,222)
Net unrealized appreciation (depreciation) on securities	$ 68,704,732

Tax cost	$ 304,707,912

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,607,298)
2019	(8,855,997)
Total capital loss carryforward	$ (22,463,295)

Due to large subscriptions in a prior period, $22,463,295 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,487,422 and $98,773,594, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 10,720	$ 495
Class T	.25%	.25%	28,250	259
Class B	.75%	.25%	803	606
Class C	.75%	.25%	20,309	2,707
			$ 60,082	$ 4,067

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,039
Class T	750
Class C*	214
$ 5,003

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 11,440.27
Class T	14,142.25
Class B	238.30
Class C	6,064.30
Total International Equity	183,770.11
Institutional Class	2,541.23
	$ 218,195

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

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5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $293 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $274 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $22,040. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central. Total security lending income during the period amounted to $38,922, including $23 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 1,435
Class T	1.70%	937
Class B	2.20%	51
Class C	2.20%	1,351
		$ 3,774

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,161 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Total International Equity expenses during the period in the amount of $80.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 113,499	$ 114,661
Class T	118,041	92,140
Class B	852	757
Class C	26,493	24,034
Total International Equity	5,189,901	4,825,256
Institutional Class	33,683	33,527
Total	$ 5,482,469	$ 5,090,375

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 45,400	$ 201,491
Class T	52,463	179,326
Class B	832	4,154
Class C	19,994	83,657
Total International Equity	1,596,893	7,158,781
Institutional Class	11,228	51,867
Total	$ 1,726,810	$ 7,679,276

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	149,908	232,039	$ 1,206,395	$ 1,877,334
Reinvestment of distributions	20,115	38,586	158,306	306,762
Shares redeemed	(217,421)	(217,382)	(1,686,292)	(1,752,622)
Net increase (decrease)	(47,398)	53,243	$ (321,591)	$ 431,474
Class T
Shares sold	448,286	525,401	$ 3,593,468	$ 4,252,382
Reinvestment of distributions	21,537	33,829	170,355	270,968
Shares redeemed	(140,317)	(230,852)	(1,117,291)	(1,883,437)
Net increase (decrease)	329,506	328,378	$ 2,646,532	$ 2,639,913
Class B
Shares sold	1,281	2,568	$ 10,796	$ 21,032
Reinvestment of distributions	210	604	1,675	4,866
Shares redeemed	(2,580)	(5,357)	(20,670)	(43,506)
Net increase (decrease)	(1,089)	(2,185)	$ (8,199)	$ (17,608)
Class C
Shares sold	82,970	174,035	$ 665,314	$ 1,421,548
Reinvestment of distributions	4,767	10,201	37,661	81,608
Shares redeemed	(68,699)	(113,485)	(548,413)	(922,884)
Net increase (decrease)	19,038	70,751	$ 154,562	$ 580,272

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Total International Equity
Shares sold	4,718,598	7,329,051	$ 37,593,183	$ 59,640,689
Reinvestment of distributions	851,193	1,486,031	6,698,889	11,828,806
Shares redeemed	(4,976,745)	(7,554,096)	(39,517,699)	(61,144,473)
Net increase (decrease)	593,046	1,260,986	$ 4,774,373	$ 10,325,022
Institutional Class
Shares sold	42,224	127,536	$ 337,362	$ 1,054,194
Reinvestment of distributions	5,728	10,120	44,911	80,252
Shares redeemed	(34,670)	(144,685)	(272,203)	(1,167,594)
Net increase (decrease)	13,282	(7,029)	$ 110,070	$ (33,148)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 72% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ATIE-USAN-0615
1.853366.107
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Total International Equity
Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.45%
Actual		$ 1,000.00	$ 1,052.10	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,050.60	$ 8.64
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,047.80	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,047.20	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Total International Equity	1.08%
Actual		$ 1,000.00	$ 1,054.70	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,053.60	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 15.2%
Japan 14.2%
United States of America* 10.3%
Switzerland 8.0%
France 6.2%
Germany 4.1%
Australia 3.1%
South Africa 3.0%
Sweden 2.6%
Other 33.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2014
United Kingdom 15.9%
Japan 13.5%
United States of America* 9.4%
Switzerland 7.8%
France 6.4%
Germany 4.9%
Australia 3.8%
Sweden 3.2%
India 2.8%
Other 32.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.9	1.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	2.1	1.7
Nestle SA (Switzerland, Food Products)	2.0	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	1.9
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.3
Bayer AG (Germany, Pharmaceuticals)	1.2	1.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1	1.0
Prudential PLC (United Kingdom, Insurance)	1.1	1.5
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	1.2
UBS Group AG (Switzerland, Capital Markets)	1.0	0.9
	13.4
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	21.0
Consumer Discretionary	15.3	14.5
Health Care	13.6	13.2
Industrials	11.8	12.7
Information Technology	11.2	10.6
Consumer Staples	9.9	10.9
Materials	5.7	6.0
Energy	3.4	4.1
Telecommunication Services	3.4	4.1
Utilities	1.3	1.6

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	5,700	$ 314,925
Grupo Financiero Galicia SA sponsored ADR (d)	14,100	310,764
YPF SA Class D sponsored ADR	11,300	345,102
TOTAL ARGENTINA		970,791
Australia - 3.1%
Ansell Ltd.	36,338	750,246
Australia & New Zealand Banking Group Ltd.	56,495	1,519,602
CSL Ltd.	39,674	2,856,410
DuluxGroup Ltd.	15,738	78,836
Imdex Ltd. (a)	42,463	11,425
RCG Corp. Ltd.	97,518	77,943
SEEK Ltd.	23,855	306,762
Sydney Airport unit	254,875	1,087,138
Telstra Corp. Ltd.	102,081	503,271
TFS Corp. Ltd.	43,497	57,139
Transurban Group unit	225,495	1,770,179
Westpac Banking Corp.	84,035	2,414,382
TOTAL AUSTRALIA		11,433,333
Austria - 0.5%
Andritz AG	27,961	1,637,026
Zumtobel AG	2,800	76,589
TOTAL AUSTRIA		1,713,615
Bailiwick of Jersey - 1.3%
Shire PLC	40,180	3,265,172
United Co. RUSAL Ltd. (a)	337,000	203,490
Wolseley PLC	18,561	1,097,779
WPP PLC	14,000	326,501
TOTAL BAILIWICK OF JERSEY		4,892,942
Belgium - 2.0%
Anheuser-Busch InBev SA NV	38,971	4,744,655
Gimv NV	1,319	61,229
KBC Ancora (a)	4,281	160,599
KBC Groep NV	35,317	2,323,622
TOTAL BELGIUM		7,290,105
Bermuda - 0.8%
Brilliance China Automotive Holdings Ltd.	186,000	350,375
China Gas Holdings Ltd.	244,000	432,558
China Resources Gas Group Ltd.	136,000	473,773
Common Stocks - continued
	Shares	Value
Bermuda - continued
Credicorp Ltd. (United States)	3,700	$ 564,435
Lazard Ltd. Class A	12,400	657,572
Petra Diamonds Ltd. (a)	28,400	68,114
Travelport Worldwide Ltd.	20,100	318,183
Vostok Nafta Investment Ltd. SDR (a)	7,560	49,954
TOTAL BERMUDA		2,914,964
Brazil - 1.2%
BB Seguridade Participacoes SA	47,800	559,236
Brasil Foods SA	29,000	619,858
CCR SA	62,100	342,143
Cielo SA	47,080	655,349
Kroton Educacional SA	117,300	428,251
Linx SA	17,600	259,360
Qualicorp SA (a)	52,500	432,135
Smiles SA	20,700	349,700
Ultrapar Participacoes SA	22,500	517,815
Weg SA	82,400	438,945
TOTAL BRAZIL		4,602,792
British Virgin Islands - 0.1%
Gem Diamonds Ltd.	17,773	38,001
Mail.Ru Group Ltd. GDR (Reg. S) (a)	13,200	314,879
TOTAL BRITISH VIRGIN ISLANDS		352,880
Canada - 0.9%
Canadian Pacific Railway Ltd.	4,066	775,219
Cara Operations Ltd. (a)	2,400	62,661
Imperial Oil Ltd.	19,500	859,519
McCoy Global, Inc.	12,000	41,078
New Look Eyewear, Inc.	2,000	47,410
Pason Systems, Inc.	24,000	432,060
Potash Corp. of Saskatchewan, Inc.	20,100	656,395
ShawCor Ltd. Class A	12,300	416,457
TOTAL CANADA		3,290,799
Cayman Islands - 1.8%
58.com, Inc. ADR (a)	13,000	991,640
Alibaba Group Holding Ltd. sponsored ADR	10,100	821,029
Autohome, Inc. ADR Class A (a)	7,700	393,008
Baidu.com, Inc. sponsored ADR (a)	1,900	380,532
Bitauto Holdings Ltd. ADR (a)	5,600	333,088
ENN Energy Holdings Ltd.	60,000	433,518
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sino Biopharmaceutical Ltd.	364,000	$ 417,044
SouFun Holdings Ltd. ADR	53,000	438,310
Tencent Holdings Ltd.	117,800	2,431,260
TOTAL CAYMAN ISLANDS		6,639,429
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	15,900	347,256
China - 1.5%
China International Travel Service Corp. Ltd. (A Shares)	44,400	367,638
China Pacific Insurance Group Co. Ltd. (H Shares)	125,400	684,393
Daqin Railway Co. Ltd. (A Shares)	178,700	402,470
Fuyao Glass Industries Group Co. Ltd. (a)	142,400	357,169
Inner Mongoli Yili Industries Co. Ltd.	67,000	393,825
Jiangsu Hengrui Medicine Co. Ltd.	35,400	325,362
Kweichow Moutai Co. Ltd.	9,900	402,573
PICC Property & Casualty Co. Ltd. (H Shares)	248,340	552,397
Qingdao Haier Co. Ltd.	87,900	384,176
SAIC Motor Corp. Ltd.	85,900	373,912
Shanghai International Airport Co. Ltd.	74,500	331,856
Weifu High-Technology Co. Ltd. (B Shares)	78,200	365,849
Zhengzhou Yutong Bus Co. Ltd.	57,500	283,848
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	44,500	380,663
TOTAL CHINA		5,606,131
Denmark - 1.4%
Jyske Bank A/S (Reg.) (a)	19,054	933,053
Novo Nordisk A/S Series B sponsored ADR	61,000	3,432,470
Pandora A/S	3,100	320,421
Spar Nord Bank A/S	13,331	144,050
Topdanmark A/S (a)	16,500	494,875
TOTAL DENMARK		5,324,869
Egypt - 0.1%
Commercial International Bank SAE sponsored GDR	57,900	399,639
Finland - 0.5%
Kone Oyj (B Shares) (d)	60	2,581
Sampo Oyj (A Shares)	29,653	1,436,815
Tikkurila Oyj	18,780	386,797
TOTAL FINLAND		1,826,193
Common Stocks - continued
	Shares	Value
France - 6.2%
Atos Origin SA	15,453	$ 1,207,825
AXA SA	73,806	1,866,248
Cap Gemini SA	17,302	1,541,531
Coface SA	4,400	54,843
Havas SA	83,986	700,506
Ingenico SA	2,970	372,654
Laurent-Perrier Group SA	759	71,230
LVMH Moet Hennessy - Louis Vuitton SA	1,923	336,268
Orange SA	75,600	1,245,233
Renault SA (d)	7,711	811,334
Safran SA	25,614	1,871,547
Sanofi SA	31,630	3,219,634
Societe Generale Series A	24,400	1,219,871
Total SA	69,515	3,764,235
Unibail-Rodamco	4,800	1,325,331
Vetoquinol SA	1,500	59,555
VINCI SA	21,900	1,343,231
Virbac SA	540	140,541
Vivendi SA	62,852	1,575,618
TOTAL FRANCE		22,727,235
Germany - 3.5%
alstria office REIT-AG	2,900	41,092
BASF AG (d)	24,561	2,440,087
Bayer AG	30,112	4,334,099
CompuGroup Medical AG	6,146	175,676
Continental AG	3,983	933,435
CTS Eventim AG	8,266	281,692
Fielmann AG	2,158	146,585
Fresenius SE & Co. KGaA	19,700	1,172,011
GEA Group AG	20,079	964,313
Linde AG	11,749	2,295,869
TOTAL GERMANY		12,784,859
Greece - 0.0%
Titan Cement Co. SA (Reg.)	2,444	61,641
Hong Kong - 0.9%
AIA Group Ltd.	368,600	2,463,500
CSPC Pharmaceutical Group Ltd.	406,000	422,210
Techtronic Industries Co. Ltd.	88,000	312,804
TOTAL HONG KONG		3,198,514
Common Stocks - continued
	Shares	Value
India - 2.4%
Adani Ports & Special Economic Zone	70,042	$ 350,002
Asian Paints India Ltd. (f)	30,823	369,817
Axis Bank Ltd. (a)	39,590	355,400
Bank of Baroda (a)	103,764	276,532
Exide Industries Ltd.	116,435	314,322
Grasim Industries Ltd.	5,019	312,824
HCL Technologies Ltd.	36,704	508,590
HDFC Bank Ltd.	19,970	356,731
Housing Development Finance Corp. Ltd.	89,233	1,642,901
ICICI Bank Ltd. (a)	96,261	502,642
ITC Ltd. (a)	98,121	497,725
Jyothy Laboratories Ltd. (a)	16,584	64,851
LIC Housing Finance Ltd.	54,131	366,324
Lupin Ltd.	11,861	330,841
State Bank of India	88,022	373,640
Sun Pharmaceutical Industries Ltd. (a)	37,481	553,742
Sun TV Ltd.	52,202	285,129
Tata Consultancy Services Ltd.	17,245	668,577
Tata Motors Ltd. (a)	56,541	453,037
Titan Co. Ltd. (a)	54,191	330,681
TOTAL INDIA		8,914,308
Indonesia - 1.2%
PT ACE Hardware Indonesia Tbk	8,749,200	435,351
PT Astra International Tbk	290,400	153,461
PT Bank Central Asia Tbk	583,400	606,466
PT Bank Rakyat Indonesia Tbk	605,400	542,933
PT Global Mediacom Tbk	3,317,500	396,692
PT Indocement Tunggal Prakarsa Tbk	188,300	305,057
PT Jasa Marga Tbk	672,000	321,419
PT Kalbe Farma Tbk	2,156,200	298,583
PT Matahari Department Store Tbk	281,300	379,769
PT Media Nusantara Citra Tbk	1,641,000	279,144
PT Surya Citra Media Tbk	1,269,700	284,060
PT Tower Bersama Infrastructure Tbk	547,500	357,960
TOTAL INDONESIA		4,360,895
Ireland - 1.3%
Actavis PLC (a)	5,500	1,555,730
CRH PLC sponsored ADR	52,529	1,468,186
FBD Holdings PLC	5,372	57,767
Common Stocks - continued
	Shares	Value
Ireland - continued
James Hardie Industries PLC:
CDI	15,656	$ 181,009
sponsored ADR	28,355	1,637,501
TOTAL IRELAND		4,900,193
Israel - 0.6%
Azrieli Group	11,296	487,340
Ituran Location & Control Ltd.	1,761	40,204
Sarine Technologies Ltd.	27,100	41,985
Strauss Group Ltd. (a)	4,759	84,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,909	1,746,682
TOTAL ISRAEL		2,400,926
Italy - 1.2%
Azimut Holding SpA	26,614	781,193
Banco di Desio e della Brianza SpA	13,000	45,894
Beni Stabili SpA SIIQ	222,926	183,819
Interpump Group SpA	51,891	872,637
Intesa Sanpaolo SpA	317,200	1,065,634
Mediaset SpA	151,700	779,679
Telecom Italia SpA (a)	673,800	795,265
TOTAL ITALY		4,524,121
Japan - 14.2%
Aozora Bank Ltd.	171,000	639,615
Artnature, Inc.	8,000	74,417
Asahi Co. Ltd.	6,200	54,766
Astellas Pharma, Inc.	210,900	3,283,860
Autobacs Seven Co. Ltd.	4,400	68,532
Azbil Corp.	4,800	126,442
Broadleaf Co. Ltd.	3,200	49,890
Coca-Cola Central Japan Co. Ltd.	32,000	597,987
Cosmos Pharmaceutical Corp.	300	40,390
Daiichikosho Co. Ltd.	2,000	64,503
Daikokutenbussan Co. Ltd.	5,000	209,891
DENSO Corp.	68,500	3,400,735
Dentsu, Inc.	22,700	1,058,154
East Japan Railway Co.	23,300	2,059,418
Fanuc Corp.	6,300	1,385,765
Fast Retailing Co. Ltd.	3,700	1,457,355
Fujitsu Ltd.	120,000	795,403
GCA Savvian Group Corp.	3,500	37,383
Glory Ltd.	2,700	74,729
Common Stocks - continued
	Shares	Value
Japan - continued
Goldcrest Co. Ltd.	6,960	$ 136,793
Harmonic Drive Systems, Inc.	3,400	71,807
Hitachi Ltd.	132,000	900,623
Hoya Corp.	54,900	2,115,895
Itochu Corp.	75,000	923,480
Iwatsuka Confectionary Co. Ltd.	1,400	83,955
Japan Digital Laboratory Co.	3,000	45,688
Japan Tobacco, Inc.	71,500	2,496,842
KDDI Corp.	61,500	1,455,234
Keyence Corp.	5,321	2,840,611
Kobayashi Pharmaceutical Co. Ltd.	1,500	105,103
Koshidaka Holdings Co. Ltd.	4,000	82,801
Lasertec Corp.	3,900	54,449
Makita Corp.	12,700	633,784
Medikit Co. Ltd.	1,700	52,993
Meiko Network Japan Co. Ltd.	2,700	33,379
Miraial Co. Ltd.	2,400	29,094
Mitsubishi UFJ Financial Group, Inc.	512,900	3,643,821
Mitsui Fudosan Co. Ltd.	54,000	1,600,792
Nabtesco Corp.	3,800	104,515
Nagaileben Co. Ltd.	6,600	119,002
ND Software Co. Ltd.	6,000	70,285
Nihon M&A Center, Inc.	1,400	48,719
Nihon Parkerizing Co. Ltd.	14,800	168,258
Nintendo Co. Ltd.	2,900	486,910
Nippon Prologis REIT, Inc.	253	548,189
Nippon Seiki Co. Ltd.	3,000	60,317
Nippon Telegraph & Telephone Corp.	21,500	1,451,788
NS Tool Co. Ltd.	3,800	60,592
OBIC Co. Ltd.	4,000	167,322
OMRON Corp.	18,900	867,851
ORIX Corp.	79,600	1,224,121
OSG Corp.	36,600	760,983
Paramount Bed Holdings Co. Ltd.	1,600	43,352
San-Ai Oil Co. Ltd.	8,000	53,136
Seven & i Holdings Co. Ltd.	35,100	1,508,750
Seven Bank Ltd.	417,300	2,248,359
SHO-BOND Holdings Co. Ltd.	22,900	1,009,562
Shoei Co. Ltd.	3,900	62,898
SK Kaken Co. Ltd.	1,000	87,162
Software Service, Inc.	1,600	63,462
Sony Financial Holdings, Inc.	47,800	858,131
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Trust Holdings, Inc.	305,920	$ 1,346,641
Techno Medica Co. Ltd.	1,800	36,840
TFP Consulting Group Co. Ltd.	2,000	59,666
The Monogatari Corp.	1,500	50,198
The Nippon Synthetic Chemical Industry Co. Ltd.	10,000	69,985
TKC Corp.	3,800	90,758
Tocalo Co. Ltd.	2,800	54,977
Toyota Motor Corp.	51,700	3,598,792
Tsutsumi Jewelry Co. Ltd.	2,000	47,526
USS Co. Ltd.	99,500	1,751,977
Workman Co. Ltd.	2,000	105,060
Yamato Kogyo Co. Ltd.	18,600	437,619
TOTAL JAPAN		52,510,082
Kenya - 0.5%
East African Breweries Ltd.	89,900	305,052
Kenya Commercial Bank Ltd.	473,800	313,029
Safaricom Ltd.	6,070,800	1,116,616
TOTAL KENYA		1,734,697
Korea (South) - 1.8%
BGFretail Co. Ltd.	7,776	848,270
Coway Co. Ltd.	2,397	200,954
KEPCO Plant Service & Engineering Co. Ltd.	3,882	350,678
Leeno Industrial, Inc.	1,964	83,876
NAVER Corp.	2,057	1,241,331
Samsung Electronics Co. Ltd.	3,126	4,092,117
TOTAL KOREA (SOUTH)		6,817,226
Luxembourg - 0.2%
RTL Group SA	7,327	693,499
Malaysia - 0.3%
Astro Malaysia Holdings Bhd	332,200	292,802
Public Bank Bhd	107,300	586,724
Tune Insurance Holdings Bhd	184,300	94,155
TOTAL MALAYSIA		973,681
Mexico - 1.7%
Banregio Grupo Financiero S.A.B. de CV	56,900	326,298
Compartamos S.A.B. de CV	164,200	280,302
Consorcio ARA S.A.B. de CV (a)	234,855	99,961
Embotelladoras Arca S.A.B. de CV	54,900	337,265
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano S.A.B. de CV:
unit	73,500	$ 666,300
sponsored ADR (a)	6,333	573,073
Gruma S.A.B. de CV Series B	26,200	315,913
Grupo Aeroportuario del Pacifico SA de CV Series B	57,300	407,957
Grupo Aeroportuario del Sureste SA de CV Series B	32,150	455,050
Grupo Aeroportuario Norte S.A.B. de CV	66,700	333,109
Grupo Financiero Banorte S.A.B. de CV Series O	111,600	636,343
Grupo Televisa SA de CV	104,400	759,829
Infraestructura Energetica Nova S.A.B. de CV	52,000	302,605
Megacable Holdings S.A.B. de CV unit	94,900	394,953
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	31,800	365,611
TOTAL MEXICO		6,254,569
Netherlands - 1.9%
Aalberts Industries NV	7,600	235,621
ASM International NV (depositary receipt)	1,050	50,726
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (a)(e)	39,600	363,924
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(e)	58,600	309,401
Heijmans NV (Certificaten Van Aandelen)	4,881	65,245
ING Groep NV (Certificaten Van Aandelen)	214,523	3,291,116
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	54,200	323,043
Mylan N.V. (a)	8,800	635,888
Reed Elsevier NV	69,610	1,678,814
VastNed Retail NV	3,438	167,883
TOTAL NETHERLANDS		7,121,661
Norway - 0.0%
Kongsberg Gruppen ASA	2,000	42,976
Panama - 0.1%
Copa Holdings SA Class A	2,800	310,492
Philippines - 1.0%
Alliance Global Group, Inc.	425,200	242,073
Ayala Corp.	18,240	318,888
GT Capital Holdings, Inc.	13,145	370,058
International Container Terminal Services, Inc.	138,470	341,403
Jollibee Food Corp.	17,900	79,841
Metropolitan Bank & Trust Co.	185,512	386,700
Robinsons Land Corp.	509,400	341,960
Common Stocks - continued
	Shares	Value
Philippines - continued
Robinsons Retail Holdings, Inc.	169,140	$ 329,826
SM Investments Corp.	21,870	441,420
SM Prime Holdings, Inc.	1,022,900	427,823
Vista Land & Lifescapes, Inc.	1,655,100	278,230
TOTAL PHILIPPINES		3,558,222
Russia - 0.1%
MMC Norilsk Nickel OJSC ADR	24,000	452,101
Singapore - 0.5%
Singapore Telecommunications Ltd.	383,500	1,283,937
UOL Group Ltd.	104,600	630,825
TOTAL SINGAPORE		1,914,762
South Africa - 3.0%
Alexander Forbes Group Holding (a)(f)	433,766	359,155
Aspen Pharmacare Holdings Ltd.	17,900	544,693
Bidvest Group Ltd. (f)	19,632	532,508
Clicks Group Ltd.	106,095	814,157
Coronation Fund Managers Ltd. (f)	35,800	273,851
Discovery Ltd.	39,767	441,519
FirstRand Ltd. (f)	129,800	620,072
Life Healthcare Group Holdings Ltd. (f)	118,600	406,856
Mr Price Group Ltd. (f)	20,800	444,701
MTN Group Ltd. (f)	86,400	1,735,808
Nampak Ltd. (f)	120,930	433,554
Naspers Ltd. Class N	20,300	3,192,763
Remgro Ltd. (f)	21,100	469,490
Sanlam Ltd. (f)	87,500	566,134
Woolworths Holdings Ltd. (f)	54,800	412,373
TOTAL SOUTH AFRICA		11,247,634
Spain - 1.9%
Amadeus IT Holding SA Class A	19,600	893,406
Hispania Activos Inmobiliarios SA (a)	38,400	547,209
Iberdrola SA	257,220	1,721,648
Inditex SA	83,664	2,684,701
Mediaset Espana Comunicacion, S.A.	56,500	765,838
Prosegur Compania de Seguridad SA (Reg.)	84,576	487,543
TOTAL SPAIN		7,100,345
Sweden - 2.6%
ASSA ABLOY AB (B Shares)	37,500	2,175,518
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB (A Shares)	44,059	$ 1,375,213
Fagerhult AB	49,655	890,928
H&M Hennes & Mauritz AB (B Shares) (d)	32,638	1,297,581
Intrum Justitia AB	19,463	612,933
Nordea Bank AB	133,867	1,700,800
Svenska Handelsbanken AB (A Shares)	31,915	1,473,163
TOTAL SWEDEN		9,526,136
Switzerland - 8.0%
Compagnie Financiere Richemont SA Series A	4,113	366,604
Nestle SA	94,535	7,334,424
Novartis AG	77,136	7,873,436
Roche Holding AG (participation certificate)	20,544	5,878,770
Schindler Holding AG:
(participation certificate)	6,011	1,016,868
(Reg.)	2,251	374,985
Sika AG (Bearer)	80	274,588
Syngenta AG (Switzerland)	2,018	675,283
Tecan Group AG	400	53,160
UBS Group AG	184,597	3,704,862
Zurich Insurance Group AG	5,944	1,834,636
TOTAL SWITZERLAND		29,387,616
Taiwan - 1.7%
Addcn Technology Co. Ltd.	5,000	66,855
Advantech Co. Ltd.	36,000	297,982
Catcher Technology Co. Ltd.	44,000	517,208
Delta Electronics, Inc.	94,000	567,818
Giant Manufacturing Co. Ltd.	39,000	336,822
Largan Precision Co. Ltd.	6,000	603,409
Merida Industry Co. Ltd.	46,500	349,213
Taiwan Semiconductor Manufacturing Co. Ltd.	748,035	3,601,244
TOTAL TAIWAN		6,340,551
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	42,000	369,595
Bangkok Dusit Medical Services PCL (For. Reg.)	492,700	302,004
Bumrungrad Hospital PCL (For. Reg.)	63,000	306,827
Central Pattana PCL (For. Reg.)	141,500	180,337
Kasikornbank PCL (For. Reg.)	86,000	548,020
Thai Beverage PCL	621,000	335,562
TOTAL THAILAND		2,042,345
Common Stocks - continued
	Shares	Value
Turkey - 0.5%
Albaraka Turk Katilim Bankasi A/S	95,907	$ 62,082
Coca-Cola Icecek Sanayi A/S	38,189	648,010
Enka Insaat ve Sanayi A/S	161,000	346,386
TAV Havalimanlari Holding A/S	49,000	430,854
Tupras Turkiye Petrol Rafinelleri A/S	9,000	218,551
TOTAL TURKEY		1,705,883
United Arab Emirates - 0.2%
DP World Ltd.	18,582	428,873
First Gulf Bank PJSC	102,525	425,681
TOTAL UNITED ARAB EMIRATES		854,554
United Kingdom - 15.2%
AA PLC	9,383	59,972
Al Noor Hospitals Group PLC	30,500	420,088
Associated British Foods PLC	14,500	633,045
AstraZeneca PLC (United Kingdom)	33,341	2,288,080
Aviva PLC	175,000	1,407,956
Babcock International Group PLC	52,723	813,301
BAE Systems PLC	310,821	2,407,996
Barclays PLC	484,681	1,896,292
Bellway PLC	6,728	204,546
Berendsen PLC	49,755	790,983
BG Group PLC	44,600	807,864
BP PLC sponsored ADR	88,320	3,811,891
Britvic PLC	11,317	125,682
Bunzl PLC	44,032	1,238,060
Compass Group PLC	79,207	1,400,200
Dechra Pharmaceuticals PLC	9,000	140,621
Derwent London PLC	2,000	105,271
Elementis PLC	33,108	154,070
Great Portland Estates PLC	12,772	155,909
H&T Group PLC	10,000	29,325
Hilton Food Group PLC	5,400	35,588
Howden Joinery Group PLC	13,900	98,952
HSBC Holdings PLC sponsored ADR	58,966	2,926,483
Imperial Tobacco Group PLC	32,826	1,602,911
Informa PLC	208,072	1,772,059
InterContinental Hotel Group PLC	6,900	295,082
InterContinental Hotel Group PLC ADR	59,096	2,518,081
ITE Group PLC	25,500	73,220
ITV PLC	393,519	1,527,845
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Johnson Matthey PLC	46,439	$ 2,374,372
JUST EAT Ltd. (a)	6,900	48,386
Liberty Global PLC Class A (a)	17,000	886,380
Lloyds Banking Group PLC	1,994,700	2,362,280
Meggitt PLC	76,339	616,924
Micro Focus International PLC	15,800	304,105
National Grid PLC	112,480	1,513,233
NMC Health PLC	24,000	279,317
Prudential PLC	161,229	4,014,206
Reckitt Benckiser Group PLC	33,751	3,003,989
Rightmove PLC	1,500	72,614
Rio Tinto PLC	47,200	2,112,252
Rolls-Royce Group PLC	40,352	643,328
Rotork PLC	2,000	72,171
SABMiller PLC	45,863	2,427,661
Shaftesbury PLC	41,137	529,025
Spectris PLC	5,870	192,921
Spirax-Sarco Engineering PLC	5,107	264,354
Standard Chartered PLC (United Kingdom)	23,349	382,275
Taylor Wimpey PLC	43,700	110,962
Ted Baker PLC	2,775	121,202
Tesco PLC	152,300	513,353
Ultra Electronics Holdings PLC	4,501	119,695
Unite Group PLC	67,677	619,155
Vodafone Group PLC sponsored ADR	74,526	2,623,315
TOTAL UNITED KINGDOM		55,948,848
United States of America - 8.4%
A.O. Smith Corp.	5,100	325,890
Affiliated Managers Group, Inc. (a)	1,500	339,195
Altria Group, Inc.	13,000	650,650
American Tower Corp.	3,100	293,043
ANSYS, Inc. (a)	400	34,336
Autoliv, Inc.	15,954	1,894,059
Ball Corp.	4,700	345,027
Berkshire Hathaway, Inc. Class B (a)	6,416	906,003
BorgWarner, Inc.	23,394	1,384,925
Broadridge Financial Solutions, Inc.	1,140	61,469
China Biologic Products, Inc. (a)	3,700	353,868
Colgate-Palmolive Co.	4,100	275,848
Constellation Brands, Inc. Class A (sub. vtg.) (a)	9,400	1,089,836
Cummins, Inc.	4,291	593,274
Common Stocks - continued
	Shares	Value
United States of America - continued
Dril-Quip, Inc. (a)	4,970	$ 396,208
Ecolab, Inc.	3,000	335,940
Energizer Holdings, Inc.	4,800	655,776
Evercore Partners, Inc. Class A	1,160	55,958
FMC Technologies, Inc. (a)	8,503	374,982
Google, Inc.:
Class A (a)	3,080	1,690,212
Class C (a)	664	356,794
International Flavors & Fragrances, Inc.	2,600	298,350
Kennedy-Wilson Holdings, Inc.	5,483	135,869
Las Vegas Sands Corp.	5,700	301,416
Martin Marietta Materials, Inc.	5,380	767,457
MasterCard, Inc. Class A	27,390	2,470,852
McGraw Hill Financial, Inc.	18,800	1,960,840
Mead Johnson Nutrition Co. Class A	8,800	844,096
Mohawk Industries, Inc. (a)	8,135	1,411,423
Moody's Corp.	8,700	935,424
National Oilwell Varco, Inc.	5,646	307,199
Oceaneering International, Inc.	10,438	575,238
Philip Morris International, Inc.	13,800	1,151,886
PPG Industries, Inc.	1,400	310,184
PriceSmart, Inc.	8,285	666,611
ResMed, Inc.	10,320	659,861
ResMed, Inc. CDI	137,396	877,438
Solera Holdings, Inc.	6,885	334,060
SS&C Technologies Holdings, Inc.	21,954	1,320,972
Union Pacific Corp.	5,000	531,150
Valspar Corp.	3,800	308,180
Visa, Inc. Class A	37,724	2,491,670
TOTAL UNITED STATES OF AMERICA		31,073,469
TOTAL COMMON STOCKS (Cost $290,087,020)		359,089,779
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.2%
Ambev SA sponsored ADR	137,700	871,641
Germany - 0.6%
Henkel AG & Co. KGaA	2,700	313,625
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
Sartorius AG (non-vtg.)	1,100	$ 182,371
Volkswagen AG	5,790	1,490,611
TOTAL GERMANY		1,986,607
United Kingdom - 0.0%
Rolls-Royce Group PLC	5,689,632	8,734
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,468,407)		2,866,982
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.15% (b)	6,506,713	6,506,713
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,949,170	4,949,170
TOTAL MONEY MARKET FUNDS (Cost $11,455,883)		11,455,883
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $304,011,310)		373,412,644
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(4,502,789)
NET ASSETS - 100%		$ 368,909,855
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $996,368 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,877
Fidelity Securities Lending Cash Central Fund	38,922
Total	$ 41,799
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,328,417	$ 20,916,857	$ 36,043,922	$ 367,638
Consumer Staples	36,869,975	13,443,319	23,426,656	-
Energy	12,921,335	8,296,100	4,625,235	-
Financials	82,189,710	31,841,781	50,347,929	-
Health Care	50,361,215	17,208,890	33,152,325	-
Industrials	43,066,000	13,647,686	29,418,314	-
Information Technology	41,250,521	21,771,374	19,479,147	-
Materials	20,523,826	8,114,803	12,409,023	-
Telecommunication Services	12,568,427	7,620,907	4,947,520	-
Utilities	4,877,335	1,642,454	3,234,881	-
Money Market Funds	11,455,883	11,455,883	-	-
Total Investments in Securities:	$ 373,412,644	$ 155,960,054	$ 217,084,952	$ 367,638

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 75,509,684
Level 2 to Level 1	$ 30,488,313

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,698,626) - See accompanying schedule: Unaffiliated issuers (cost $292,555,427)	$ 361,956,761
Fidelity Central Funds (cost $11,455,883)	11,455,883
Total Investments (cost $304,011,310)		$ 373,412,644
Cash		79,432
Foreign currency held at value (cost $246,735)		246,933
Receivable for investments sold		2,702,303
Receivable for fund shares sold		106,626
Dividends receivable		1,492,287
Distributions receivable from Fidelity Central Funds		18,124
Prepaid expenses		264
Other receivables		10,717
Total assets		378,069,330

Liabilities
Payable for investments purchased Regular delivery	$ 3,356,959
Delayed delivery	267,139
Payable for fund shares redeemed	59,103
Accrued management fee	233,042
Distribution and service plan fees payable	10,957
Other affiliated payables	52,558
Other payables and accrued expenses	230,547
Collateral on securities loaned, at value	4,949,170
Total liabilities		9,159,475

Net Assets		$ 368,909,855
Net Assets consist of:
Paid in capital		$ 326,012,750
Undistributed net investment income		1,879,300
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,252,504)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,270,309
Net Assets		$ 368,909,855

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,077,862 ÷ 1,097,636 shares)	$ 8.27

Maximum offering price per share (100/94.25 of $8.27)	$ 8.77
Class T: Net Asset Value and redemption price per share ($13,364,265 ÷ 1,608,422 shares)	$ 8.31

Maximum offering price per share (100/96.50 of $8.31)	$ 8.61
Class B: Net Asset Value and offering price per share ($165,129 ÷ 19,770 shares)A	$ 8.35

Class C: Net Asset Value and offering price per share ($4,329,621 ÷ 522,887 shares)A	$ 8.28

Total International Equity: Net Asset Value, offering price and redemption price per share ($339,551,353 ÷ 40,975,525 shares)	$ 8.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,421,625 ÷ 293,486 shares)	$ 8.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 4,401,271
Income from Fidelity Central Funds		41,799
Income before foreign taxes withheld		4,443,070
Less foreign taxes withheld		(359,709)
Total income		4,083,361

Expenses
Management fee Basic fee	$ 1,222,961
Performance adjustment	195,382
Transfer agent fees	218,195
Distribution and service plan fees	60,082
Accounting and security lending fees	90,829
Custodian fees and expenses	106,420
Independent trustees' compensation	685
Registration fees	31,916
Audit	42,079
Legal	534
Miscellaneous	1,372
Total expenses before reductions	1,970,455
Expense reductions	(10,015)	1,960,440
Net investment income (loss)		2,122,921
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $115,755)	(3,934,555)
Foreign currency transactions	(127,550)
Total net realized gain (loss)		(4,062,105)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $82,195)	20,346,178
Assets and liabilities in foreign currencies	34,596
Total change in net unrealized appreciation (depreciation)		20,380,774
Net gain (loss)		16,318,669
Net increase (decrease) in net assets resulting from operations		$ 18,441,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,122,921	$ 7,173,996
Net realized gain (loss)	(4,062,105)	5,639,847
Change in net unrealized appreciation (depreciation)	20,380,774	(11,137,910)
Net increase (decrease) in net assets resulting from operations	18,441,590	1,675,933
Distributions to shareholders from net investment income	(5,482,469)	(5,090,375)
Distributions to shareholders from net realized gain	(1,726,810)	(7,679,276)
Total distributions	(7,209,279)	(12,769,651)
Share transactions - net increase (decrease)	7,355,747	13,925,925
Redemption fees	909	3,247
Total increase (decrease) in net assets	18,588,967	2,835,454

Net Assets
Beginning of period	350,320,888	347,485,434
End of period (including undistributed net investment income of $1,879,300 and undistributed net investment income of $5,238,848, respectively)	$ 368,909,855	$ 350,320,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 8.27	$ 7.31	$ 6.67	$ 7.36	$ 6.40
Income from Investment Operations
Net investment income (loss) E	.04	.13	.09	.13	.11	.08
Net realized and unrealized gain (loss)	.37	(.12)	1.24	.59	(.69)	.95
Total from investment operations	.41	.01	1.33	.72	(.58)	1.03
Distributions from net investment income	(.10)	(.10)	(.13)	(.08)	(.09)	(.04)
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	(.03)
Total distributions	(.14)	(.28)	(.37) J	(.08)	(.11)	(.07)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.27	$ 8.00	$ 8.27	$ 7.31	$ 6.67	$ 7.36
Total ReturnB, C, D	5.21%	.19%	19.00%	10.88%	(8.03)%	16.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48%A	1.44%	1.50%	1.57%	1.73%	2.02%
Expenses net of fee waivers, if any	1.45%A	1.44%	1.45%	1.45%	1.45%	1.50%
Expenses net of all reductions	1.45%A	1.44%	1.43%	1.42%	1.42%	1.47%
Net investment income (loss)	.89%A	1.63%	1.21%	1.88%	1.44%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,078	$ 9,164	$ 9,034	$ 5,767	$ 4,307	$ 5,029
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 8.32	$ 7.37	$ 6.73	$ 7.41	$ 6.40
Income from Investment Operations
Net investment income (loss) E	.03	.11	.07	.11	.09	.06
Net realized and unrealized gain (loss)	.37	(.12)	1.25	.59	(.68)	.95
Total from investment operations	.40	(.01)	1.32	.70	(.59)	1.01
Distributions from net investment income	(.09)	(.09)	(.13)	(.06)	(.07)	-
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	-
Total distributions	(.13)	(.27)	(.37) J	(.06)	(.09)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.31	$ 8.04	$ 8.32	$ 7.37	$ 6.73	$ 7.41
Total ReturnB, C, D	5.06%	(.06)%	18.73%	10.52%	(8.08)%	15.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72%A	1.68%	1.75%	1.84%	2.02%	2.31%
Expenses net of fee waivers, if any	1.70%A	1.68%	1.70%	1.70%	1.70%	1.75%
Expenses net of all reductions	1.70%A	1.68%	1.67%	1.67%	1.67%	1.72%
Net investment income (loss)	.64%A	1.38%	.96%	1.63%	1.19%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,364	$ 10,282	$ 7,909	$ 2,348	$ 997	$ 1,004
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 8.31	$ 7.33	$ 6.68	$ 7.37	$ 6.39
Income from Investment Operations
Net investment income (loss) E	.01	.07	.04	.08	.05	.03
Net realized and unrealized gain (loss)	.37	(.12)	1.24	.59	(.68)	.95
Total from investment operations	.38	(.05)	1.28	.67	(.63)	.98
Distributions from net investment income	(.04)	(.03)	(.05)	(.02)	(.04)	-
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	-
Total distributions	(.08)	(.21)	(.30)	(.02)	(.06)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.35	$ 8.05	$ 8.31	$ 7.33	$ 6.68	$ 7.37
Total ReturnB, C, D	4.78%	(.56)%	18.05%	10.05%	(8.66)%	15.34%
Ratios to Average Net Assets F, H
Expenses before reductions	2.26%A	2.22%	2.26%	2.34%	2.51%	2.81%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.20%A	2.20%	2.18%	2.17%	2.17%	2.22%
Net investment income (loss)	.14%A	.87%	.46%	1.13%	.69%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165	$ 168	$ 192	$ 220	$ 254	$ 327
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 8.28	$ 7.31	$ 6.67	$ 7.36	$ 6.39
Income from Investment Operations
Net investment income (loss) E	.01	.07	.04	.08	.05	.03
Net realized and unrealized gain (loss)	.36	(.12)	1.25	.58	(.69)	.94
Total from investment operations	.37	(.05)	1.29	.66	(.64)	.97
Distributions from net investment income	(.05)	(.05)	(.08)	(.02)	(.03)	-
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	-
Total distributions	(.09)	(.23)	(.32) J	(.02)	(.05)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.28	$ 8.00	$ 8.28	$ 7.31	$ 6.67	$ 7.36
Total ReturnB, C, D	4.72%	(.57)%	18.30%	9.98%	(8.72)%	15.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.27%A	2.22%	2.26%	2.31%	2.51%	2.80%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.20%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.20%A	2.20%	2.18%	2.17%	2.17%	2.22%
Net investment income (loss)	.14%A	.87%	.46%	1.13%	.69%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,330	$ 4,028	$ 3,584	$ 2,737	$ 1,396	$ 1,423
Portfolio turnover rateG	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 8.29	$ 7.32	$ 6.69	$ 7.37	$ 6.41
Income from Investment Operations
Net investment income (loss) D	.05	.16	.12	.15	.12	.09
Net realized and unrealized gain (loss)	.38	(.12)	1.24	.58	(.68)	.96
Total from investment operations	.43	.04	1.36	.73	(.56)	1.05
Distributions from net investment income	(.13)	(.12)	(.15)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	(.03)
Total distributions	(.17)	(.30)	(.39) I	(.10)	(.12)	(.09)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.29	$ 8.03	$ 8.29	$ 7.32	$ 6.69	$ 7.37
Total ReturnB, C	5.47%	.55%	19.48%	11.03%	(7.70)%	16.45%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08%A	1.04%	1.09%	1.16%	1.42%	1.79%
Expenses net of fee waivers, if any	1.08%A	1.04%	1.09%	1.16%	1.20%	1.25%
Expenses net of all reductions	1.08%A	1.04%	1.07%	1.13%	1.17%	1.22%
Net investment income (loss)	1.26%A	2.03%	1.57%	2.16%	1.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,551	$ 324,438	$ 324,395	$ 281,979	$ 131,338	$ 60,826
Portfolio turnover rateF	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 8.26	$ 7.30	$ 6.67	$ 7.35	$ 6.41
Income from Investment Operations
Net investment income (loss) D	.05	.15	.11	.14	.12	.10
Net realized and unrealized gain (loss)	.37	(.12)	1.24	.59	(.68)	.95
Total from investment operations	.42	.03	1.35	.73	(.56)	1.05
Distributions from net investment income	(.12)	(.12)	(.15)	(.10)	(.10)	(.08)
Distributions from net realized gain	(.04)	(.18)	(.25)	-	(.02)	(.03)
Total distributions	(.16)	(.30)	(.39) I	(.10)	(.12)	(.11)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 8.25	$ 7.99	$ 8.26	$ 7.30	$ 6.67	$ 7.35
Total ReturnB, C	5.36%	.37%	19.40%	11.06%	(7.72)%	16.48%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19%A	1.15%	1.21%	1.27%	1.48%	1.82%
Expenses net of fee waivers, if any	1.19%A	1.15%	1.20%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.19%A	1.15%	1.18%	1.17%	1.17%	1.23%
Net investment income (loss)	1.14%A	1.91%	1.46%	2.13%	1.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,422	$ 2,240	$ 2,372	$ 1,514	$ 197	$ 28
Portfolio turnover rateF	56% A	85%	89%	110%	75%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 75,402,954
Gross unrealized depreciation	(6,698,222)
Net unrealized appreciation (depreciation) on securities	$ 68,704,732

Tax cost	$ 304,707,912

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,607,298)
2019	(8,855,997)
Total capital loss carryforward	$ (22,463,295)

Due to large subscriptions in a prior period, $22,463,295 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,487,422 and $98,773,594, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 10,720	$ 495
Class T	.25%	.25%	28,250	259
Class B	.75%	.25%	803	606
Class C	.75%	.25%	20,309	2,707
			$ 60,082	$ 4,067

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,039
Class T	750
Class C*	214
$ 5,003

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 11,440.27
Class T	14,142.25
Class B	238.30
Class C	6,064.30
Total International Equity	183,770.11
Institutional Class	2,541.23
	$ 218,195

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $293 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $274 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $22,040. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central. Total security lending income during the period amounted to $38,922, including $23 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 1,435
Class T	1.70%	937
Class B	2.20%	51
Class C	2.20%	1,351
		$ 3,774

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,161 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Total International Equity expenses during the period in the amount of $80.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 113,499	$ 114,661
Class T	118,041	92,140
Class B	852	757
Class C	26,493	24,034
Total International Equity	5,189,901	4,825,256
Institutional Class	33,683	33,527
Total	$ 5,482,469	$ 5,090,375

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 45,400	$ 201,491
Class T	52,463	179,326
Class B	832	4,154
Class C	19,994	83,657
Total International Equity	1,596,893	7,158,781
Institutional Class	11,228	51,867
Total	$ 1,726,810	$ 7,679,276

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	149,908	232,039	$ 1,206,395	$ 1,877,334
Reinvestment of distributions	20,115	38,586	158,306	306,762
Shares redeemed	(217,421)	(217,382)	(1,686,292)	(1,752,622)
Net increase (decrease)	(47,398)	53,243	$ (321,591)	$ 431,474
Class T
Shares sold	448,286	525,401	$ 3,593,468	$ 4,252,382
Reinvestment of distributions	21,537	33,829	170,355	270,968
Shares redeemed	(140,317)	(230,852)	(1,117,291)	(1,883,437)
Net increase (decrease)	329,506	328,378	$ 2,646,532	$ 2,639,913
Class B
Shares sold	1,281	2,568	$ 10,796	$ 21,032
Reinvestment of distributions	210	604	1,675	4,866
Shares redeemed	(2,580)	(5,357)	(20,670)	(43,506)
Net increase (decrease)	(1,089)	(2,185)	$ (8,199)	$ (17,608)
Class C
Shares sold	82,970	174,035	$ 665,314	$ 1,421,548
Reinvestment of distributions	4,767	10,201	37,661	81,608
Shares redeemed	(68,699)	(113,485)	(548,413)	(922,884)
Net increase (decrease)	19,038	70,751	$ 154,562	$ 580,272

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Total International Equity
Shares sold	4,718,598	7,329,051	$ 37,593,183	$ 59,640,689
Reinvestment of distributions	851,193	1,486,031	6,698,889	11,828,806
Shares redeemed	(4,976,745)	(7,554,096)	(39,517,699)	(61,144,473)
Net increase (decrease)	593,046	1,260,986	$ 4,774,373	$ 10,325,022
Institutional Class
Shares sold	42,224	127,536	$ 337,362	$ 1,054,194
Reinvestment of distributions	5,728	10,120	44,911	80,252
Shares redeemed	(34,670)	(144,685)	(272,203)	(1,167,594)
Net increase (decrease)	13,282	(7,029)	$ 110,070	$ (33,148)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 72% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.)
Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TIE-USAN-0615
1.912360.105
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Worldwide Fund

Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Worldwide Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.24%
Actual		$ 1,000.00	$ 1,044.40	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.55%
Actual		$ 1,000.00	$ 1,042.60	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.06%
Actual		$ 1,000.00	$ 1,040.00	$ 10.42
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.03%
Actual		$ 1,000.00	$ 1,040.30	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Worldwide	.95%
Actual		$ 1,000.00	$ 1,046.10	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,045.70	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America*	51.8%
United Kingdom	7.9%
Japan	6.6%
Ireland	4.7%
France	3.6%
Switzerland	2.8%
Germany	2.7%
Netherlands	2.7%
Belgium	1.6%
Other	15.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United States of America*	58.1%
Japan	7.1%
United Kingdom	6.5%
Ireland	3.3%
Germany	2.7%
Switzerland	2.5%
France	2.1%
Australia	1.8%
Sweden	1.7%
Other	14.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	98.5
Other Investments	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	2.7	1.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America, Diversified Financial Services)	3.6	3.7
Adobe Systems, Inc. (United States of America, Software)	2.6	2.9
CVS Health Corp. (United States of America, Food & Staples Retailing)	2.3	2.1
Actavis PLC (Ireland, Pharmaceuticals)	2.1	1.1
Zebra Technologies Corp. Class A (United States of America, Electronic Equipment & Components)	1.9	1.0
Ameriprise Financial, Inc. (United States of America, Capital Markets)	1.8	2.8
Gilead Sciences, Inc. (United States of America, Biotechnology)	1.7	1.7
Facebook, Inc. Class A (United States of America, Internet Software & Services)	1.3	1.4
Visa, Inc. Class A (United States of America, IT Services)	1.2	0.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.1	0.5
	19.6
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	19.6
Health Care	17.6	15.0
Information Technology	16.8	18.0
Consumer Discretionary	13.1	10.4
Consumer Staples	11.2	8.7
Industrials	7.2	11.1
Energy	6.6	7.2
Telecommunication Services	3.1	2.1
Materials	1.4	3.9
Utilities	1.4	1.4

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.2%
Ansell Ltd.	120,679	$ 2,491,577
Australia & New Zealand Banking Group Ltd.	277,691	7,469,329
Flight Centre Travel Group Ltd.	42,564	1,462,854
G8 Education Ltd. (e)	384,605	1,098,729
Greencross Ltd. (e)	73,412	386,329
Mantra Group Ltd.	352,523	1,004,289
Ramsay Health Care Ltd.	80,656	3,994,940
Spotless Group Holdings Ltd.	1,248,598	2,252,818
TOTAL AUSTRALIA		20,160,865
Austria - 0.1%
Andritz AG	28,200	1,651,019
Bailiwick of Jersey - 1.0%
MySale Group PLC (e)	608,400	511,073
Regus PLC	206,500	788,690
Shire PLC	110,200	8,955,251
Wizz Air Holdings PLC	17,000	369,994
Wolseley PLC	94,904	5,613,041
TOTAL BAILIWICK OF JERSEY		16,238,049
Belgium - 1.6%
Anheuser-Busch InBev SA NV	86,511	10,532,571
Anheuser-Busch InBev SA NV ADR	72,000	8,642,880
KBC Groep NV	120,727	7,943,026
TOTAL BELGIUM		27,118,477
Bermuda - 0.7%
BW Offshore Ltd.	560,800	417,795
Haier Electronics Group Co. Ltd.	224,000	645,941
PAX Global Technology Ltd. (a)	4,249,000	6,194,876
Signet Jewelers Ltd.	8,000	1,073,040
Travelport Worldwide Ltd.	200,900	3,180,247
TOTAL BERMUDA		11,511,899
Canada - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	52,000	1,990,352
Constellation Software, Inc.	14,600	5,723,829
Constellation Software, Inc. rights 9/15/15 (a)	7,900	2,357
IMAX Corp. (a)	34,000	1,270,240
Imperial Oil Ltd.	59,200	2,609,412
Potash Corp. of Saskatchewan, Inc.	52,600	1,717,729
PrairieSky Royalty Ltd. (e)	97,200	2,669,073
Suncor Energy, Inc.	39,400	1,283,072
TransForce, Inc.	90,200	2,037,257
TOTAL CANADA		19,303,321
Cayman Islands - 0.6%
Alibaba Group Holding Ltd. sponsored ADR	26,800	2,178,572
Lee's Pharmaceutical Holdings Ltd.	433,629	804,535
Value Partners Group Ltd.	300,000	557,380

	Shares	Value
Vipshop Holdings Ltd. ADR (a)	127,000	$ 3,592,830
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	53,700	2,318,229
TOTAL CAYMAN ISLANDS		9,451,546
China - 0.4%
Daqin Railway Co. Ltd. (A Shares)	218,500	492,108
Inner Mongoli Yili Industries Co. Ltd.	396,200	2,328,860
Jiangsu Hengrui Medicine Co. Ltd.	271,600	2,496,278
Kweichow Moutai Co. Ltd.	38,000	1,545,228
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	68,359	315,752
TOTAL CHINA		7,178,226
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	10,693
Denmark - 0.6%
Novo Nordisk A/S Series B	139,580	7,836,115
Vestas Wind Systems A/S	34,000	1,542,154
TOTAL DENMARK		9,378,269
Egypt - 0.0%
Edita Food Industries SAE GDR (a)(f)	10,500	165,593
Finland - 0.3%
Sampo Oyj (A Shares)	99,200	4,806,666
France - 3.6%
Accor SA	99,500	5,456,066
Air Liquide SA	27,000	3,531,072
AXA SA	182,600	4,617,197
BNP Paribas SA	46,600	2,942,851
Cap Gemini SA	26,200	2,334,303
Havas SA	324,941	2,710,252
Ingenico SA	25,666	3,220,382
Numericable Group SA (a)	58,465	3,245,977
Rexel SA	80,110	1,509,805
Safran SA	39,500	2,886,160
Schneider Electric SA	36,800	2,750,742
Sodexo SA (a)	27,200	2,752,374
SR Teleperformance SA	18,900	1,418,713
Total SA	226,015	12,238,704
Total SA sponsored ADR	46,000	2,488,600
Unibail-Rodamco	9,900	2,733,494
Zodiac Aerospace	73,400	2,695,488
TOTAL FRANCE		59,532,180
Germany - 2.3%
Aareal Bank AG	63,891	2,748,061
Bayer AG	26,700	3,843,001
Beiersdorf AG	15,300	1,330,881
Continental AG	18,900	4,429,306
Deutsche Annington Immobilien SE	50,700	1,701,752
Deutsche Boerse AG	28,600	2,369,906
Deutsche Telekom AG	208,000	3,823,176
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	29,600	$ 1,760,991
GEA Group AG	56,776	2,726,721
KION Group AG	95,589	4,240,798
LEG Immobilien AG	59,550	4,620,323
ProSiebenSat.1 Media AG	74,400	3,803,864
TOTAL GERMANY		37,398,780
Greece - 0.1%
Folli Follie SA	59,300	1,788,116
Hong Kong - 1.3%
AIA Group Ltd.	1,737,400	11,611,733
Hutchison Whampoa Ltd.	117,000	1,723,929
Lenovo Group Ltd.	200,000	345,782
Techtronic Industries Co. Ltd.	2,162,500	7,686,793
TOTAL HONG KONG		21,368,237
India - 1.5%
Bharti Infratel Ltd.	702,057	4,433,449
Edelweiss Financial Services Ltd. (a)	1,102,262	1,072,815
HDFC Bank Ltd. sponsored ADR	12,400	704,816
Housing Development Finance Corp. Ltd.	454,567	8,369,200
Info Edge India Ltd.	111,442	1,348,664
Lupin Ltd.	129,437	3,610,415
Sun Pharmaceutical Industries Ltd. (a)	116,622	1,722,967
The Jammu & Kashmir Bank Ltd.	460,230	695,621
Titan Co. Ltd. (a)	144,739	883,216
Yes Bank Ltd.	202,552	2,675,664
TOTAL INDIA		25,516,827
Indonesia - 0.2%
PT Bank Central Asia Tbk	1,366,000	1,420,008
PT Bank Rakyat Indonesia Tbk	1,377,400	1,235,277
TOTAL INDONESIA		2,655,285
Ireland - 4.6%
Actavis PLC (a)	121,400	34,339,204
Alkermes PLC (a)	131,488	7,280,491
Bank of Ireland (a)	3,692,100	1,412,742
Endo Health Solutions, Inc. (a)	35,000	2,942,275
Glanbia PLC	156,100	2,893,007
Greencore Group PLC	2,008,941	10,901,682
James Hardie Industries PLC CDI	30,475	352,340
Kerry Group PLC Class A	59,000	4,339,592
Medtronic PLC	151,000	11,241,950
Prothena Corp. PLC (a)	6,300	204,183
TOTAL IRELAND		75,907,466
Isle of Man - 0.1%
Optimal Payments PLC (a)	157,693	716,610
Optimal Payments PLC rights 5/1/15 (a)	252,488	536,027
Playtech Ltd.	59,829	751,619
TOTAL ISLE OF MAN		2,004,256

	Shares	Value
Israel - 0.7%
Bezeq The Israel Telecommunication Corp. Ltd.	1,579,900	$ 2,995,657
Frutarom Industries Ltd.	66,100	2,815,789
Teva Pharmaceutical Industries Ltd. sponsored ADR	94,000	5,679,480
TOTAL ISRAEL		11,490,926
Italy - 1.1%
De Longhi SpA	168,300	3,795,898
Intesa Sanpaolo SpA	1,124,300	3,777,090
Mediaset SpA	967,800	4,974,119
Telecom Italia SpA (a)(e)	2,866,200	3,382,885
World Duty Free SpA (a)	159,397	1,779,399
TOTAL ITALY		17,709,391
Japan - 6.6%
A/S One Corp.	67,300	2,160,670
ACOM Co. Ltd. (a)(e)	678,600	2,253,189
Aozora Bank Ltd.	678,000	2,536,018
Astellas Pharma, Inc.	527,200	8,208,873
Broadleaf Co. Ltd.	112,100	1,747,720
Coca-Cola Central Japan Co. Ltd.	98,800	1,846,284
Daiichikosho Co. Ltd.	23,800	767,592
Dentsu, Inc.	57,100	2,661,700
Don Quijote Holdings Co. Ltd.	35,500	2,708,451
Fanuc Corp.	3,000	659,888
Hitachi Ltd.	409,000	2,790,567
Hoya Corp.	147,000	5,665,512
Japan Exchange Group, Inc.	116,500	3,365,938
Japan Tobacco, Inc.	58,300	2,035,886
KDDI Corp.	324,000	7,666,599
Keyence Corp.	7,660	4,089,284
Kyocera Corp.	7,000	365,410
Misumi Group, Inc.	48,200	1,808,856
Mitsubishi UFJ Financial Group, Inc.	947,300	6,729,951
Monex Group, Inc.	315,400	857,229
NEC Corp.	1,525,000	5,073,693
Nidec Corp.	35,100	2,625,649
Nippon Kanzai Co. Ltd.	53,500	1,284,555
Olympus Corp. (a)	95,600	3,442,556
OMRON Corp.	97,100	4,458,644
ORIX Corp.	271,100	4,169,084
Rakuten, Inc.	222,200	3,881,934
Sanken Electric Co. Ltd.	170,000	1,300,022
Seven Bank Ltd.	620,900	3,345,329
SoftBank Corp.	36,800	2,300,381
Sony Corp.	120,300	3,636,879
Sundrug Co. Ltd.	53,300	2,674,735
Toshiba Plant Systems & Services Corp.	112,200	1,560,022
Tsuruha Holdings, Inc.	61,000	4,424,253
Common Stocks - continued
	Shares	Value
Japan - continued
United Arrows Ltd.	46,300	$ 1,424,772
VT Holdings Co. Ltd.	280,200	1,405,931
TOTAL JAPAN		107,934,056
Kenya - 0.2%
Safaricom Ltd.	18,905,500	3,477,333
Korea (South) - 0.3%
Medy-Tox, Inc.	8,652	2,984,916
Samsung Electronics Co. Ltd.	2,119	2,773,895
TOTAL KOREA (SOUTH)		5,758,811
Luxembourg - 0.6%
Altice SA (a)	46,900	4,959,397
Eurofins Scientific SA	2,600	732,380
Grand City Properties SA (a)	196,600	3,726,463
TOTAL LUXEMBOURG		9,418,240
Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	1,080,660
Netherlands - 2.7%
AerCap Holdings NV (a)	100,300	4,682,004
Arcadis NV	75,300	2,383,548
ASML Holding NV (Netherlands)	32,100	3,454,376
IMCD Group BV	122,100	4,550,105
ING Groep NV (Certificaten Van Aandelen)	375,000	5,753,083
Mobileye NV (a)	32,600	1,462,436
NXP Semiconductors NV (a)	97,000	9,323,640
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	245,700	10,717,583
(NY Reg.)	30,000	1,304,400
uniQure B.V. (a)	2,955	74,023
TOTAL NETHERLANDS		43,705,198
New Zealand - 0.3%
EBOS Group Ltd.	295,468	2,149,167
Ryman Healthcare Group Ltd.	459,616	2,859,036
TOTAL NEW ZEALAND		5,008,203
Philippines - 0.3%
Alliance Global Group, Inc.	4,919,115	2,800,527
SM Investments Corp.	106,630	2,152,198
TOTAL PHILIPPINES		4,952,725
South Africa - 0.5%
Distell Group Ltd.	126,410	1,710,792
EOH Holdings Ltd.	154,500	2,097,447
Naspers Ltd. Class N	30,400	4,781,281
TOTAL SOUTH AFRICA		8,589,520
Spain - 0.8%
Amadeus IT Holding SA Class A	108,400	4,941,084
Atresmedia Corporacion de Medios de Comunicacion SA	93,500	1,510,229

	Shares	Value
Hispania Activos Inmobiliarios SA (a)	51,800	$ 738,163
Inditex SA	133,345	4,278,918
Mediaset Espana Comunicacion, S.A.	159,424	2,160,938
TOTAL SPAIN		13,629,332
Sweden - 0.9%
ASSA ABLOY AB (B Shares)	85,200	4,942,777
HEXPOL AB (B Shares)	18,900	2,025,350
Nordea Bank AB	331,200	4,207,946
Svenska Handelsbanken AB (A Shares)	60,200	2,778,770
Volvo AB (B Shares)	50,000	690,760
TOTAL SWEDEN		14,645,603
Switzerland - 2.8%
Clariant AG (Reg.)	100,830	2,213,690
GAM Holding Ltd.	88,177	1,989,360
Julius Baer Group Ltd.	59,790	3,129,454
Lonza Group AG	35,727	5,051,443
Novartis AG	122,912	12,545,897
Partners Group Holding AG	13,818	4,331,059
Schindler Holding AG (participation certificate)	10,829	1,831,919
Sonova Holding AG Class B	13,789	1,905,015
TE Connectivity Ltd.	83,000	5,523,650
UBS Group AG	382,875	7,648,822
TOTAL SWITZERLAND		46,170,309
Taiwan - 0.4%
ECLAT Textile Co. Ltd.	5,757	77,447
JHL Biotech, Inc. (h)	154,552	578,024
Merida Industry Co. Ltd.	309,750	2,326,210
Taiwan Semiconductor Manufacturing Co. Ltd.	602,000	2,898,192
TOTAL TAIWAN		5,879,873
Turkey - 0.0%
Logo Yazilim Sanayi Ve Ticar	81,183	754,845
United Kingdom - 7.9%
AA PLC	246,910	1,578,142
Aberdeen Asset Management PLC	355,842	2,583,937
Al Noor Hospitals Group PLC	210,800	2,903,426
Associated British Foods PLC	48,600	2,121,791
Aviva PLC	413,900	3,330,017
B&M European Value Retail S.A.	462,205	2,139,351
BG Group PLC	240,300	4,352,687
British American Tobacco PLC (United Kingdom)	51,900	2,851,575
BT Group PLC	385,900	2,691,494
BTG PLC (a)	117,300	1,294,297
Bunzl PLC	134,200	3,773,338
Diploma PLC	147,500	1,809,257
Essentra PLC	156,700	2,300,249
Hikma Pharmaceuticals PLC	151,087	4,724,821
Hilton Food Group PLC	350,100	2,307,302
Howden Joinery Group PLC	518,200	3,688,972
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC (United Kingdom)	306,300	$ 3,059,785
Imperial Tobacco Group PLC	68,233	3,331,853
ITE Group PLC	165,600	475,499
ITV PLC	1,407,500	5,464,644
Johnson Matthey PLC	57,900	2,960,360
JUST EAT Ltd. (a)	50,000	350,624
Liberty Global PLC Class A (a)	41,200	2,148,168
Lloyds Banking Group PLC	4,617,400	5,468,287
London Stock Exchange Group PLC	164,181	6,390,814
Meggitt PLC	207,500	1,676,885
Melrose PLC	678,228	2,752,243
Next PLC	56,500	6,352,322
Persimmon PLC	92,000	2,388,719
Poundland Group PLC	310,949	1,487,450
Reckitt Benckiser Group PLC	46,700	4,156,508
Rex Bionics PLC (a)	100,000	95,875
Royal Dutch Shell PLC Class A (United Kingdom)	173,500	5,470,501
SABMiller PLC	68,800	3,641,783
Schroders PLC	30,500	1,512,750
Shawbrook Group Ltd.	526,458	2,484,584
Spirax-Sarco Engineering PLC	35,100	1,816,884
St. James's Place Capital PLC	335,400	4,575,094
Taylor Wimpey PLC	761,900	1,934,604
The Restaurant Group PLC	123,700	1,285,549
Virgin Money Holdings Uk PLC (a)	423,100	2,558,550
Vodafone Group PLC	1,977,009	6,965,415
Whitbread PLC	45,053	3,617,728
Workspace Group PLC	48,900	631,383
TOTAL UNITED KINGDOM		129,505,517
United States of America - 48.5%
AbbVie, Inc.	58,000	3,750,280
Adobe Systems, Inc. (a)	568,200	43,217,292
Agios Pharmaceuticals, Inc. (a)	10,000	923,400
Alaska Air Group, Inc.	140,000	8,968,400
Alnylam Pharmaceuticals, Inc. (a)	4,400	448,228
AMAG Pharmaceuticals, Inc. (a)	11,000	560,670
Amazon.com, Inc. (a)	28,000	11,809,840
American Airlines Group, Inc.	200,500	9,681,143
Ameriprise Financial, Inc.	240,900	30,179,952
Amgen, Inc.	24,000	3,789,840
Amphenol Corp. Class A	24,000	1,328,880
AutoZone, Inc. (a)	11,200	7,533,792
Avalanche Biotechnologies, Inc. (a)	3,700	117,882
Babcock & Wilcox Co.	57,000	1,842,240
Biogen, Inc. (a)	49,000	18,322,570
BioMarin Pharmaceutical, Inc. (a)	39,000	4,369,950
BlackRock, Inc. Class A	10,000	3,639,400
bluebird bio, Inc. (a)	7,200	958,968
Booz Allen Hamilton Holding Corp. Class A	105,000	2,887,500
Cabot Oil & Gas Corp.	271,140	9,169,955

	Shares	Value
California Resources Corp.	50,000	$ 465,000
CDW Corp.	5,000	191,600
Celgene Corp. (a)	57,000	6,159,420
Celldex Therapeutics, Inc. (a)	6,100	146,400
Charles Schwab Corp.	68,000	2,074,000
Chevron Corp.	44,100	4,897,746
Chimerix, Inc. (a)	3,900	132,600
Church & Dwight Co., Inc.	21,000	1,704,570
Cidara Therapeutics, Inc.	15,200	222,224
Cigna Corp.	36,000	4,487,040
Cognizant Technology Solutions Corp. Class A (a)	78,000	4,566,120
CommScope Holding Co., Inc. (a)	53,000	1,564,030
Constellation Brands, Inc. Class A (sub. vtg.) (a)	138,200	16,022,908
CVS Health Corp.	378,000	37,531,620
Denbury Resources, Inc. (e)	1,433,900	12,632,659
Diamondback Energy, Inc. (a)	25,000	2,064,250
Diplomat Pharmacy, Inc.	82,000	2,937,240
Domino's Pizza, Inc.	16,000	1,725,600
Dyax Corp. (a)	18,000	430,380
Dynegy, Inc. (a)	308,500	10,263,795
E*TRADE Financial Corp. (a)	25,346	729,711
Ecolab, Inc.	32,000	3,583,360
Electronic Arts, Inc. (a)	40,000	2,323,600
EQT Corp.	110,000	9,893,400
Estee Lauder Companies, Inc. Class A	88,000	7,153,520
Etsy, Inc.	3,200	71,168
Facebook, Inc. Class A (a)	278,500	21,937,445
FedEx Corp.	14,000	2,373,980
Ford Motor Co.	182,000	2,875,600
Gilead Sciences, Inc. (a)	286,000	28,745,860
Google, Inc. Class A (a)	22,900	12,566,833
HD Supply Holdings, Inc. (a)	69,000	2,277,000
Home Depot, Inc.	93,000	9,949,140
Huntington Ingalls Industries, Inc.	12,000	1,579,080
Illumina, Inc. (a)	400	73,700
inContact, Inc. (a)	417,000	4,315,950
Interactive Intelligence Group, Inc. (a)	13,000	571,740
Intercept Pharmaceuticals, Inc. (a)	42,400	10,719,144
Intrexon Corp. (a)(e)	69,000	2,679,270
Intuit, Inc.	144,000	14,447,520
Isis Pharmaceuticals, Inc. (a)(e)	15,800	896,176
J.B. Hunt Transport Services, Inc.	44,000	3,836,800
Level 3 Communications, Inc. (a)	144,000	8,055,360
LinkedIn Corp. Class A (a)	3,000	756,390
Lithia Motors, Inc. Class A (sub. vtg.)	19,000	1,894,870
Lowe's Companies, Inc.	21,000	1,446,060
lululemon athletica, Inc. (a)	44,600	2,838,344
Marathon Petroleum Corp.	116,000	11,434,120
MarketAxess Holdings, Inc.	5,000	429,250
MasterCard, Inc. Class A	196,000	17,681,160
McGraw Hill Financial, Inc.	562,757	58,695,548
Mead Johnson Nutrition Co. Class A	58,000	5,563,360
Common Stocks - continued
	Shares	Value
United States of America - continued
Microsoft Corp.	128,000	$ 6,225,920
Monster Beverage Corp. (a)	5,100	699,261
Moody's Corp.	107,000	11,504,640
Neurocrine Biosciences, Inc. (a)	86,700	2,955,603
Newfield Exploration Co. (a)	284,000	11,144,160
NiSource, Inc.	254,100	11,033,022
Novavax, Inc. (a)	30,000	231,900
Nu Skin Enterprises, Inc. Class A	15,000	848,250
NVIDIA Corp.	20,000	443,900
O'Reilly Automotive, Inc. (a)	13,000	2,831,790
PACCAR, Inc.	17,000	1,110,950
Palo Alto Networks, Inc. (a)	6,000	886,320
Papa John's International, Inc.	23,000	1,411,510
Party City Holdco, Inc.	6,700	139,293
PDC Energy, Inc. (a)	11,000	624,140
Philip Morris International, Inc.	72,000	6,009,840
Pinnacle Foods, Inc.	82,000	3,325,100
Post Holdings, Inc. (a)	26,000	1,220,440
Prestige Brands Holdings, Inc. (a)	396,000	15,543,000
Priceline Group, Inc. (a)	2,000	2,475,620
Range Resources Corp.	117,000	7,436,520
Red Hat, Inc. (a)	12,000	903,120
Rock-Tenn Co. Class A	50,900	3,205,682
Ross Stores, Inc.	26,000	2,570,880
Sage Therapeutics, Inc.	3,200	169,600
Salesforce.com, Inc. (a)	17,300	1,259,786
ServiceMaster Global Holdings, Inc.	134,000	4,631,040
Skyworks Solutions, Inc.	50,000	4,612,500
SolarWinds, Inc. (a)	11,000	536,580
Spark Therapeutics, Inc.	5,000	286,350
Spirit Airlines, Inc. (a)	121,500	8,319,105
Sprouts Farmers Market LLC (a)	87,000	2,782,695
St. Jude Medical, Inc.	8,600	602,430
SVB Financial Group (a)	71,000	9,425,960
Teleflex, Inc.	9,000	1,106,640
TESARO, Inc. (a)	6,000	326,820
Tetraphase Pharmaceuticals, Inc. (a)	13,000	458,640
The Blackstone Group LP	41,000	1,679,360
The Coca-Cola Co.	25,000	1,014,000
The Cooper Companies, Inc.	45,900	8,173,413
The Hain Celestial Group, Inc. (a)	54,000	3,252,960
The J.M. Smucker Co.	18,000	2,086,560
The Walt Disney Co.	109,000	11,850,480
Twitter, Inc. (a)	193,000	7,519,280
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20,000	3,021,800
Ultragenyx Pharmaceutical, Inc. (a)	16,700	942,381
UnitedHealth Group, Inc.	107,000	11,919,800
Visa, Inc. Class A	294,000	19,418,700
Walgreens Boots Alliance, Inc.	65,000	5,390,450
Wells Fargo & Co.	342,000	18,844,200
Whirlpool Corp.	52,000	9,131,200

	Shares	Value
Workday, Inc. Class A (a)	1,100	$ 100,331
WPX Energy, Inc. (a)	410,000	5,637,500
Zebra Technologies Corp. Class A (a)	337,000	31,030,960
Zendesk, Inc.	16,032	369,698
TOTAL UNITED STATES OF AMERICA		796,795,923
TOTAL COMMON STOCKS (Cost $1,327,240,245)		1,579,652,235
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.7%
Cayman Islands - 0.1%
Meituan Corp. Series D (h)	184,583	1,365,914
United States of America - 0.6%
Actavis PLC 5.50%	5,000	5,003,300
American Tower Corp. 5.50% (a)	34,000	3,488,400
Dynegy, Inc. 5.375% (a)	10,000	1,135,100
TOTAL UNITED STATES OF AMERICA		9,626,800
TOTAL CONVERTIBLE PREFERRED STOCKS		10,992,714
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA	7,100	824,718
Volkswagen AG	24,400	6,281,677
TOTAL GERMANY		7,106,395
TOTAL PREFERRED STOCKS (Cost $15,350,463)		18,099,109
Preferred Securities - 0.1%
Principal Amount (d)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $1,935,053)	EUR	1,260,000	1,513,701
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	28,654,489	$ 28,654,489
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	18,212,731	18,212,731
TOTAL MONEY MARKET FUNDS (Cost $46,867,220)		46,867,220
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,391,392,981)		1,646,132,265
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,860,879)
NET ASSETS - 100%		$ 1,643,271,386
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,679,294 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,943,938 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 578,024
Meituan Corp. Series D	1/26/15	$ 1,166,878
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,283
Fidelity Securities Lending Cash Central Fund	119,703
Total	$ 141,986
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,234,898	$ 108,556,096	$ 102,678,802	$ -
Consumer Staples	184,442,749	115,381,038	69,061,711	-
Energy	108,009,954	85,530,267	22,479,687	-
Financials	306,341,124	176,502,264	129,838,860	-
Health Care	289,272,509	223,233,874	65,460,611	578,024
Industrials	121,433,606	56,129,539	63,938,153	1,365,914
Information Technology	279,771,267	235,077,198	44,694,069	-
Materials	24,705,621	11,674,900	13,030,721	-
Telecommunication Services	50,107,699	23,277,749	26,829,950	-
Utilities	22,431,917	22,431,917	-	-
Preferred Securities	1,513,701	-	1,513,701	-
Money Market Funds	46,867,220	46,867,220	-	-
Total Investments in Securities:	$ 1,646,132,265	$ 1,104,662,062	$ 539,526,265	$ 1,943,938

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 204,975,227
Level 2 to Level 1	$ 75,162,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,481,650) - See accompanying schedule: Unaffiliated issuers (cost $1,344,525,761)	$ 1,599,265,045
Fidelity Central Funds (cost $46,867,220)	46,867,220
Total Investments (cost $1,391,392,981)		$ 1,646,132,265
Cash		248,849
Foreign currency held at value (cost $68,364)		68,439
Receivable for investments sold		54,389,685
Receivable for fund shares sold		1,355,714
Dividends receivable		3,339,152
Distributions receivable from Fidelity Central Funds		51,068
Prepaid expenses		1,223
Other receivables		233,780
Total assets		1,705,820,175

Liabilities
Payable for investments purchased	$ 40,749,161
Payable for fund shares redeemed	1,955,176
Accrued management fee	898,338
Distribution and service plan fees payable	20,353
Other affiliated payables	300,842
Other payables and accrued expenses	412,188
Collateral on securities loaned, at value	18,212,731
Total liabilities		62,548,789

Net Assets		$ 1,643,271,386
Net Assets consist of:
Paid in capital		$ 1,357,082,169
Undistributed net investment income		2,656,019
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,214,275
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		254,318,923
Net Assets		$ 1,643,271,386

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,082,320 ÷ 1,250,129 shares)	$ 23.26

Maximum offering price per share (100/94.25 of $23.26)	$ 24.68
Class T: Net Asset Value and redemption price per share ($12,785,684 ÷ 552,539 shares)	$ 23.14

Maximum offering price per share (100/96.50 of $23.14)	$ 23.98
Class B: Net Asset Value and offering price per share ($485,243 ÷ 21,080 shares)A	$ 23.02

Class C: Net Asset Value and offering price per share ($10,442,670 ÷ 455,032 shares)A	$ 22.95

Worldwide: Net Asset Value, offering price and redemption price per share ($1,568,729,773 ÷ 66,760,394 shares)	$ 23.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,745,696 ÷ 929,913 shares)	$ 23.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 11,328,962
Interest		12,079
Income from Fidelity Central Funds		141,986
Income before foreign taxes withheld		11,483,027
Less foreign taxes withheld		(548,332)
Total income		10,934,695
Expenses
Management fee Basic fee	$ 5,406,910
Performance adjustment	243,560
Transfer agent fees	1,507,538
Distribution and service plan fees	117,285
Accounting and security lending fees	250,675
Custodian fees and expenses	100,798
Independent trustees' compensation	3,215
Registration fees	85,631
Audit	34,209
Legal	3,250
Miscellaneous	6,680
Total expenses before reductions	7,759,751
Expense reductions	(29,562)	7,730,189
Net investment income (loss)		3,204,506
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,039,433
Foreign currency transactions	(236,600)
Futures contracts	1,716,123
Total net realized gain (loss)		38,518,956
Change in net unrealized appreciation (depreciation) on: Investment securities	30,878,818
Assets and liabilities in foreign currencies	62,831
Futures contracts	(1,511,445)
Total change in net unrealized appreciation (depreciation)		29,430,204
Net gain (loss)		67,949,160
Net increase (decrease) in net assets resulting from operations		$ 71,153,666

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,204,506	$ 6,845,203
Net realized gain (loss)	38,518,956	172,831,675
Change in net unrealized appreciation (depreciation)	29,430,204	(78,801,440)
Net increase (decrease) in net assets resulting from operations	71,153,666	100,875,438
Distributions to shareholders from net investment income	(4,942,326)	(5,150,888)
Distributions to shareholders from net realized gain	(154,486,836)	(120,193,686)
Total distributions	(159,429,162)	(125,344,574)
Share transactions - net increase (decrease)	121,018,336	109,931,356
Redemption fees	13,087	28,125
Total increase (decrease) in net assets	32,755,927	85,490,345

Net Assets
Beginning of period	1,610,515,459	1,525,025,114
End of period (including undistributed net investment income of $2,656,019 and undistributed net investment income of $4,393,839, respectively)	$ 1,643,271,386	$ 1,610,515,459

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.64	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Income from Investment Operations
Net investment income (loss) E	.01	.02	.02	.10	.05	.03
Net realized and unrealized gain (loss)	1.01	1.46	5.66	1.72	.47	2.63
Total from investment operations	1.02	1.48	5.68	1.82	.52	2.66
Distributions from net investment income	-	(.04)	(.11)	(.02)	(.08)	(.10)
Distributions from net realized gain	(2.40)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.40)	(2.02)	(.19)	(.02)	(.13)	(.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.26	$ 24.64	$ 25.18	$ 19.69	$ 17.89	$ 17.50
Total ReturnB, C, D	4.44%	6.29%	29.10%	10.20%	2.94%	17.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.31%	1.45%	1.43%	1.41%	1.43%
Expenses net of fee waivers, if any	1.24%A	1.31%	1.45%	1.43%	1.40%	1.43%
Expenses net of all reductions	1.24%A	1.31%	1.42%	1.41%	1.38%	1.41%
Net investment income (loss)	.12%A	.10%	.09%	.52%	.28%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,082	$ 33,788	$ 28,661	$ 18,723	$ 13,153	$ 7,530
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended (Unaudited)	Years ended October 31,
Years ended April 30,	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.04)	.05	.01	(.01)
Net realized and unrealized gain (loss)	1.00	1.46	5.63	1.73	.45	2.62
Total from investment operations	.98	1.42	5.59	1.78	.46	2.61
Distributions from net investment income	-	-	(.07)	-	(.04)	(.08)
Distributions from net realized gain	(2.33)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.33)	(1.98)	(.15)	-	(.09)	(.09) J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.14	$ 24.49	$ 25.05	$ 19.61	$ 17.83	$ 17.46
Total ReturnB, C, D	4.26%	6.05%	28.73%	9.98%	2.61%	17.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%A	1.58%	1.71%	1.68%	1.66%	1.70%
Expenses net of fee waivers, if any	1.55%A	1.58%	1.70%	1.68%	1.65%	1.70%
Expenses net of all reductions	1.55%A	1.58%	1.68%	1.66%	1.63%	1.68%
Net investment income (loss)	(.19)%A	(.17)%	(.16)%	.26%	.03%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,786	$ 12,160	$ 9,822	$ 5,550	$ 2,187	$ 1,120
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.21	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Income from Investment Operations
Net investment income (loss) E	(.08)	(.17)	(.14)	(.04)	(.09)	(.09)
Net realized and unrealized gain (loss)	.99	1.45	5.59	1.71	.47	2.61
Total from investment operations	.91	1.28	5.45	1.67	.38	2.52
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(2.10)	(1.89)	(.07)	-	-	(.01)
Total distributions	(2.10)	(1.89)	(.07)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.02	$ 24.21	$ 24.82	$ 19.44	$ 17.77	$ 17.39
Total ReturnB, C, D	4.00%	5.49%	28.13%	9.40%	2.19%	16.92%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06%A	2.09%	2.19%	2.18%	2.16%	2.19%
Expenses net of fee waivers, if any	2.06%A	2.09%	2.19%	2.18%	2.16%	2.19%
Expenses net of all reductions	2.05%A	2.09%	2.17%	2.16%	2.13%	2.17%
Net investment income (loss)	(.69)%A	(.68)%	(.65)%	(.23)%	(.47)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 485	$ 573	$ 710	$ 304	$ 256	$ 305
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.12	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Income from Investment Operations
Net investment income (loss) E	(.08)	(.15)	(.14)	(.04)	(.09)	(.09)
Net realized and unrealized gain (loss)	1.00	1.44	5.58	1.71	.47	2.61
Total from investment operations	.92	1.29	5.44	1.67	.38	2.52
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	(2.09)	(1.95)	(.07)	-	-	(.02)
Total distributions	(2.09)	(1.95)	(.07)	-	-	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.95	$ 24.12	$ 24.78	$ 19.41	$ 17.74	$ 17.36
Total ReturnB, C, D	4.03%	5.55%	28.12%	9.41%	2.19%	16.94%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03%A	2.04%	2.15%	2.18%	2.16%	2.19%
Expenses net of fee waivers, if any	2.03%A	2.04%	2.14%	2.18%	2.15%	2.19%
Expenses net of all reductions	2.03%A	2.03%	2.12%	2.16%	2.13%	2.16%
Net investment income (loss)	(.67)%A	(.63)%	(.60)%	(.23)%	(.47)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,443	$ 9,229	$ 10,778	$ 1,726	$ 1,297	$ 710
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.92	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98
Income from Investment Operations
Net investment income (loss) D	.05	.11	.10	.16	.11	.08
Net realized and unrealized gain (loss)	1.02	1.47	5.70	1.74	.48	2.63
Total from investment operations	1.07	1.58	5.80	1.90	.59	2.71
Distributions from net investment income	(.08)	(.09)	(.16)	(.07)	(.10)	(.10)
Distributions from net realized gain	(2.41)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.49)	(2.07)	(.24)	(.07)	(.15)	(.11) I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.50	$ 24.92	$ 25.41	$ 19.85	$ 18.02	$ 17.58
Total ReturnB, C	4.61%	6.64%	29.54%	10.56%	3.32%	18.18%
Ratios to Average Net Assets E, G
Expenses before reductions	.95%A	.98%	1.11%	1.11%	1.08%	1.15%
Expenses net of fee waivers, if any	.95%A	.97%	1.11%	1.11%	1.08%	1.15%
Expenses net of all reductions	.95%A	.97%	1.08%	1.09%	1.05%	1.12%
Net investment income (loss)	.42%A	.44%	.43%	.84%	.60%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,568,730	$ 1,535,658	$ 1,464,415	$ 1,081,240	$ 1,114,694	$ 1,087,928
Portfolio turnover rateF	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.08	.14	.10	.07
Net realized and unrealized gain (loss)	1.01	1.47	5.68	1.74	.47	2.63
Total from investment operations	1.06	1.57	5.76	1.88	.57	2.70
Distributions from net investment income	(.07)	(.09)	(.15)	(.08)	(.11)	(.11)
Distributions from net realized gain	(2.41)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.49) I	(2.07)	(.23)	(.08)	(.16)	(.13)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.38	$ 24.81	$ 25.31	$ 19.78	$ 17.98	$ 17.57
Total ReturnB, C	4.57%	6.63%	29.44%	10.49%	3.23%	18.08%
Ratios to Average Net Assets E, G
Expenses before reductions	.95%A	1.01%	1.17%	1.18%	1.13%	1.21%
Expenses net of fee waivers, if any	.95%A	1.01%	1.17%	1.18%	1.13%	1.21%
Expenses net of all reductions	.95%A	1.00%	1.14%	1.16%	1.10%	1.19%
Net investment income (loss)	.41%A	.40%	.37%	.77%	.56%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,746	$ 19,107	$ 10,639	$ 4,291	$ 3,086	$ 335
Portfolio turnover rateF	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 282,899,982
Gross unrealized depreciation	(30,703,423)
Net unrealized appreciation (depreciation) on securities	$ 252,196,559

Tax cost	$ 1,393,935,706

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $1,716,123 and a change in net unrealized appreciation (depreciation) of $(1,511,445) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,204,380,324 and $1,241,669,304, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	37,320	$ 1,250
Class T	.25%	.25%	30,647	378
Class B	.75%	.25%	2,551	1,921
Class C	.75%	.25%	46,767	12,245
			$ 117,285	$ 15,794

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,053
Class T	2,274
Class B*	358
Class C*	820
$ 12,505

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 34,383.23
Class T	17,712.29
Class B	741.29
Class C	12,701.27
Worldwide	1,422,724.19
Institutional Class	19,277.19
	$ 1,507,538

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15,152 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,254 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period

Semiannual Report

8. Security Lending - continued

end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $119,703, including $2,983 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27,744 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Worldwide expenses during the period in the amount of $1,818.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ -	$ 57,794
Class T	-	-
Class B	-	-
Class C	-	-
Worldwide	4,895,242	5,057,508
Institutional Class	47,084	35,586
Total	$ 4,942,326	$ 5,150,888
From net realized gain
Class A	$ 3,318,115	$ 2,599,391
Class T	1,143,314	810,701
Class B	47,493	53,916
Class C	790,219	885,815
Worldwide	147,652,391	115,043,586
Institutional Class	1,535,304	800,277
Total	$ 154,486,836	$ 120,193,686

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	179,712	709,213	$ 4,136,792	$ 17,501,865
Reinvestment of distributions	143,319	85,789	3,239,009	2,012,595
Shares redeemed	(443,917)	(562,117)	(10,002,487)	(13,679,354)
Net increase (decrease)	(120,886)	232,885	$ (2,626,686)	$ 5,835,106
Class T
Shares sold	52,976	155,056	$ 1,207,453	$ 3,796,964
Reinvestment of distributions	50,075	34,508	1,126,698	806,094
Shares redeemed	(47,159)	(85,012)	(1,077,336)	(2,065,257)
Net increase (decrease)	55,892	104,552	$ 1,256,815	$ 2,537,801
Class B
Shares sold	217	2,039	$ 4,855	$ 49,170
Reinvestment of distributions	1,857	2,097	41,646	48,630
Shares redeemed	(4,679)	(9,052)	(105,245)	(216,921)
Net increase (decrease)	(2,605)	(4,916)	$ (58,744)	$ (119,121)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	95,992	248,585	$ 2,205,303	$ 5,972,479
Reinvestment of distributions	31,721	37,261	709,279	860,745
Shares redeemed	(55,349)	(338,100)	(1,262,048)	(8,231,135)
Net increase (decrease)	72,364	(52,254)	$ 1,652,534	$ (1,397,911)
Worldwide
Shares sold	5,249,793	11,485,871	$ 122,531,539	$ 284,805,787
Reinvestment of distributions	6,500,654	4,935,503	148,214,908	116,724,635
Shares redeemed	(6,604,319)	(12,442,606)	(153,300,392)	(307,898,131)
Net increase (decrease)	5,146,128	3,978,768	$ 117,446,055	$ 93,632,291
Institutional Class
Shares sold	472,857	1,351,408	$ 10,769,425	$ 33,384,372
Reinvestment of distributions	64,929	32,218	1,473,244	758,744
Shares redeemed	(378,013)	(1,033,793)	(8,894,307)	(24,699,926)
Net increase (decrease)	159,773	349,833	$ 3,348,362	$ 9,443,190

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)

AWLDI-USAN-0615
1.883439.106

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Worldwide Fund

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Worldwide Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.24%
Actual		$ 1,000.00	$ 1,044.40	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.55%
Actual		$ 1,000.00	$ 1,042.60	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.06%
Actual		$ 1,000.00	$ 1,040.00	$ 10.42
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.03%
Actual		$ 1,000.00	$ 1,040.30	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Worldwide	.95%
Actual		$ 1,000.00	$ 1,046.10	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,045.70	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America*	51.8%
United Kingdom	7.9%
Japan	6.6%
Ireland	4.7%
France	3.6%
Switzerland	2.8%
Germany	2.7%
Netherlands	2.7%
Belgium	1.6%
Other	15.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United States of America*	58.1%
Japan	7.1%
United Kingdom	6.5%
Ireland	3.3%
Germany	2.7%
Switzerland	2.5%
France	2.1%
Australia	1.8%
Sweden	1.7%
Other	14.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	98.5
Other Investments	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	2.7	1.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America, Diversified Financial Services)	3.6	3.7
Adobe Systems, Inc. (United States of America, Software)	2.6	2.9
CVS Health Corp. (United States of America, Food & Staples Retailing)	2.3	2.1
Actavis PLC (Ireland, Pharmaceuticals)	2.1	1.1
Zebra Technologies Corp. Class A (United States of America, Electronic Equipment & Components)	1.9	1.0
Ameriprise Financial, Inc. (United States of America, Capital Markets)	1.8	2.8
Gilead Sciences, Inc. (United States of America, Biotechnology)	1.7	1.7
Facebook, Inc. Class A (United States of America, Internet Software & Services)	1.3	1.4
Visa, Inc. Class A (United States of America, IT Services)	1.2	0.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.1	0.5
	19.6
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	19.6
Health Care	17.6	15.0
Information Technology	16.8	18.0
Consumer Discretionary	13.1	10.4
Consumer Staples	11.2	8.7
Industrials	7.2	11.1
Energy	6.6	7.2
Telecommunication Services	3.1	2.1
Materials	1.4	3.9
Utilities	1.4	1.4

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.2%
Ansell Ltd.	120,679	$ 2,491,577
Australia & New Zealand Banking Group Ltd.	277,691	7,469,329
Flight Centre Travel Group Ltd.	42,564	1,462,854
G8 Education Ltd. (e)	384,605	1,098,729
Greencross Ltd. (e)	73,412	386,329
Mantra Group Ltd.	352,523	1,004,289
Ramsay Health Care Ltd.	80,656	3,994,940
Spotless Group Holdings Ltd.	1,248,598	2,252,818
TOTAL AUSTRALIA		20,160,865
Austria - 0.1%
Andritz AG	28,200	1,651,019
Bailiwick of Jersey - 1.0%
MySale Group PLC (e)	608,400	511,073
Regus PLC	206,500	788,690
Shire PLC	110,200	8,955,251
Wizz Air Holdings PLC	17,000	369,994
Wolseley PLC	94,904	5,613,041
TOTAL BAILIWICK OF JERSEY		16,238,049
Belgium - 1.6%
Anheuser-Busch InBev SA NV	86,511	10,532,571
Anheuser-Busch InBev SA NV ADR	72,000	8,642,880
KBC Groep NV	120,727	7,943,026
TOTAL BELGIUM		27,118,477
Bermuda - 0.7%
BW Offshore Ltd.	560,800	417,795
Haier Electronics Group Co. Ltd.	224,000	645,941
PAX Global Technology Ltd. (a)	4,249,000	6,194,876
Signet Jewelers Ltd.	8,000	1,073,040
Travelport Worldwide Ltd.	200,900	3,180,247
TOTAL BERMUDA		11,511,899
Canada - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	52,000	1,990,352
Constellation Software, Inc.	14,600	5,723,829
Constellation Software, Inc. rights 9/15/15 (a)	7,900	2,357
IMAX Corp. (a)	34,000	1,270,240
Imperial Oil Ltd.	59,200	2,609,412
Potash Corp. of Saskatchewan, Inc.	52,600	1,717,729
PrairieSky Royalty Ltd. (e)	97,200	2,669,073
Suncor Energy, Inc.	39,400	1,283,072
TransForce, Inc.	90,200	2,037,257
TOTAL CANADA		19,303,321
Cayman Islands - 0.6%
Alibaba Group Holding Ltd. sponsored ADR	26,800	2,178,572
Lee's Pharmaceutical Holdings Ltd.	433,629	804,535
Value Partners Group Ltd.	300,000	557,380

	Shares	Value
Vipshop Holdings Ltd. ADR (a)	127,000	$ 3,592,830
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	53,700	2,318,229
TOTAL CAYMAN ISLANDS		9,451,546
China - 0.4%
Daqin Railway Co. Ltd. (A Shares)	218,500	492,108
Inner Mongoli Yili Industries Co. Ltd.	396,200	2,328,860
Jiangsu Hengrui Medicine Co. Ltd.	271,600	2,496,278
Kweichow Moutai Co. Ltd.	38,000	1,545,228
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	68,359	315,752
TOTAL CHINA		7,178,226
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	10,693
Denmark - 0.6%
Novo Nordisk A/S Series B	139,580	7,836,115
Vestas Wind Systems A/S	34,000	1,542,154
TOTAL DENMARK		9,378,269
Egypt - 0.0%
Edita Food Industries SAE GDR (a)(f)	10,500	165,593
Finland - 0.3%
Sampo Oyj (A Shares)	99,200	4,806,666
France - 3.6%
Accor SA	99,500	5,456,066
Air Liquide SA	27,000	3,531,072
AXA SA	182,600	4,617,197
BNP Paribas SA	46,600	2,942,851
Cap Gemini SA	26,200	2,334,303
Havas SA	324,941	2,710,252
Ingenico SA	25,666	3,220,382
Numericable Group SA (a)	58,465	3,245,977
Rexel SA	80,110	1,509,805
Safran SA	39,500	2,886,160
Schneider Electric SA	36,800	2,750,742
Sodexo SA (a)	27,200	2,752,374
SR Teleperformance SA	18,900	1,418,713
Total SA	226,015	12,238,704
Total SA sponsored ADR	46,000	2,488,600
Unibail-Rodamco	9,900	2,733,494
Zodiac Aerospace	73,400	2,695,488
TOTAL FRANCE		59,532,180
Germany - 2.3%
Aareal Bank AG	63,891	2,748,061
Bayer AG	26,700	3,843,001
Beiersdorf AG	15,300	1,330,881
Continental AG	18,900	4,429,306
Deutsche Annington Immobilien SE	50,700	1,701,752
Deutsche Boerse AG	28,600	2,369,906
Deutsche Telekom AG	208,000	3,823,176
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	29,600	$ 1,760,991
GEA Group AG	56,776	2,726,721
KION Group AG	95,589	4,240,798
LEG Immobilien AG	59,550	4,620,323
ProSiebenSat.1 Media AG	74,400	3,803,864
TOTAL GERMANY		37,398,780
Greece - 0.1%
Folli Follie SA	59,300	1,788,116
Hong Kong - 1.3%
AIA Group Ltd.	1,737,400	11,611,733
Hutchison Whampoa Ltd.	117,000	1,723,929
Lenovo Group Ltd.	200,000	345,782
Techtronic Industries Co. Ltd.	2,162,500	7,686,793
TOTAL HONG KONG		21,368,237
India - 1.5%
Bharti Infratel Ltd.	702,057	4,433,449
Edelweiss Financial Services Ltd. (a)	1,102,262	1,072,815
HDFC Bank Ltd. sponsored ADR	12,400	704,816
Housing Development Finance Corp. Ltd.	454,567	8,369,200
Info Edge India Ltd.	111,442	1,348,664
Lupin Ltd.	129,437	3,610,415
Sun Pharmaceutical Industries Ltd. (a)	116,622	1,722,967
The Jammu & Kashmir Bank Ltd.	460,230	695,621
Titan Co. Ltd. (a)	144,739	883,216
Yes Bank Ltd.	202,552	2,675,664
TOTAL INDIA		25,516,827
Indonesia - 0.2%
PT Bank Central Asia Tbk	1,366,000	1,420,008
PT Bank Rakyat Indonesia Tbk	1,377,400	1,235,277
TOTAL INDONESIA		2,655,285
Ireland - 4.6%
Actavis PLC (a)	121,400	34,339,204
Alkermes PLC (a)	131,488	7,280,491
Bank of Ireland (a)	3,692,100	1,412,742
Endo Health Solutions, Inc. (a)	35,000	2,942,275
Glanbia PLC	156,100	2,893,007
Greencore Group PLC	2,008,941	10,901,682
James Hardie Industries PLC CDI	30,475	352,340
Kerry Group PLC Class A	59,000	4,339,592
Medtronic PLC	151,000	11,241,950
Prothena Corp. PLC (a)	6,300	204,183
TOTAL IRELAND		75,907,466
Isle of Man - 0.1%
Optimal Payments PLC (a)	157,693	716,610
Optimal Payments PLC rights 5/1/15 (a)	252,488	536,027
Playtech Ltd.	59,829	751,619
TOTAL ISLE OF MAN		2,004,256

	Shares	Value
Israel - 0.7%
Bezeq The Israel Telecommunication Corp. Ltd.	1,579,900	$ 2,995,657
Frutarom Industries Ltd.	66,100	2,815,789
Teva Pharmaceutical Industries Ltd. sponsored ADR	94,000	5,679,480
TOTAL ISRAEL		11,490,926
Italy - 1.1%
De Longhi SpA	168,300	3,795,898
Intesa Sanpaolo SpA	1,124,300	3,777,090
Mediaset SpA	967,800	4,974,119
Telecom Italia SpA (a)(e)	2,866,200	3,382,885
World Duty Free SpA (a)	159,397	1,779,399
TOTAL ITALY		17,709,391
Japan - 6.6%
A/S One Corp.	67,300	2,160,670
ACOM Co. Ltd. (a)(e)	678,600	2,253,189
Aozora Bank Ltd.	678,000	2,536,018
Astellas Pharma, Inc.	527,200	8,208,873
Broadleaf Co. Ltd.	112,100	1,747,720
Coca-Cola Central Japan Co. Ltd.	98,800	1,846,284
Daiichikosho Co. Ltd.	23,800	767,592
Dentsu, Inc.	57,100	2,661,700
Don Quijote Holdings Co. Ltd.	35,500	2,708,451
Fanuc Corp.	3,000	659,888
Hitachi Ltd.	409,000	2,790,567
Hoya Corp.	147,000	5,665,512
Japan Exchange Group, Inc.	116,500	3,365,938
Japan Tobacco, Inc.	58,300	2,035,886
KDDI Corp.	324,000	7,666,599
Keyence Corp.	7,660	4,089,284
Kyocera Corp.	7,000	365,410
Misumi Group, Inc.	48,200	1,808,856
Mitsubishi UFJ Financial Group, Inc.	947,300	6,729,951
Monex Group, Inc.	315,400	857,229
NEC Corp.	1,525,000	5,073,693
Nidec Corp.	35,100	2,625,649
Nippon Kanzai Co. Ltd.	53,500	1,284,555
Olympus Corp. (a)	95,600	3,442,556
OMRON Corp.	97,100	4,458,644
ORIX Corp.	271,100	4,169,084
Rakuten, Inc.	222,200	3,881,934
Sanken Electric Co. Ltd.	170,000	1,300,022
Seven Bank Ltd.	620,900	3,345,329
SoftBank Corp.	36,800	2,300,381
Sony Corp.	120,300	3,636,879
Sundrug Co. Ltd.	53,300	2,674,735
Toshiba Plant Systems & Services Corp.	112,200	1,560,022
Tsuruha Holdings, Inc.	61,000	4,424,253
Common Stocks - continued
	Shares	Value
Japan - continued
United Arrows Ltd.	46,300	$ 1,424,772
VT Holdings Co. Ltd.	280,200	1,405,931
TOTAL JAPAN		107,934,056
Kenya - 0.2%
Safaricom Ltd.	18,905,500	3,477,333
Korea (South) - 0.3%
Medy-Tox, Inc.	8,652	2,984,916
Samsung Electronics Co. Ltd.	2,119	2,773,895
TOTAL KOREA (SOUTH)		5,758,811
Luxembourg - 0.6%
Altice SA (a)	46,900	4,959,397
Eurofins Scientific SA	2,600	732,380
Grand City Properties SA (a)	196,600	3,726,463
TOTAL LUXEMBOURG		9,418,240
Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	1,080,660
Netherlands - 2.7%
AerCap Holdings NV (a)	100,300	4,682,004
Arcadis NV	75,300	2,383,548
ASML Holding NV (Netherlands)	32,100	3,454,376
IMCD Group BV	122,100	4,550,105
ING Groep NV (Certificaten Van Aandelen)	375,000	5,753,083
Mobileye NV (a)	32,600	1,462,436
NXP Semiconductors NV (a)	97,000	9,323,640
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	245,700	10,717,583
(NY Reg.)	30,000	1,304,400
uniQure B.V. (a)	2,955	74,023
TOTAL NETHERLANDS		43,705,198
New Zealand - 0.3%
EBOS Group Ltd.	295,468	2,149,167
Ryman Healthcare Group Ltd.	459,616	2,859,036
TOTAL NEW ZEALAND		5,008,203
Philippines - 0.3%
Alliance Global Group, Inc.	4,919,115	2,800,527
SM Investments Corp.	106,630	2,152,198
TOTAL PHILIPPINES		4,952,725
South Africa - 0.5%
Distell Group Ltd.	126,410	1,710,792
EOH Holdings Ltd.	154,500	2,097,447
Naspers Ltd. Class N	30,400	4,781,281
TOTAL SOUTH AFRICA		8,589,520
Spain - 0.8%
Amadeus IT Holding SA Class A	108,400	4,941,084
Atresmedia Corporacion de Medios de Comunicacion SA	93,500	1,510,229

	Shares	Value
Hispania Activos Inmobiliarios SA (a)	51,800	$ 738,163
Inditex SA	133,345	4,278,918
Mediaset Espana Comunicacion, S.A.	159,424	2,160,938
TOTAL SPAIN		13,629,332
Sweden - 0.9%
ASSA ABLOY AB (B Shares)	85,200	4,942,777
HEXPOL AB (B Shares)	18,900	2,025,350
Nordea Bank AB	331,200	4,207,946
Svenska Handelsbanken AB (A Shares)	60,200	2,778,770
Volvo AB (B Shares)	50,000	690,760
TOTAL SWEDEN		14,645,603
Switzerland - 2.8%
Clariant AG (Reg.)	100,830	2,213,690
GAM Holding Ltd.	88,177	1,989,360
Julius Baer Group Ltd.	59,790	3,129,454
Lonza Group AG	35,727	5,051,443
Novartis AG	122,912	12,545,897
Partners Group Holding AG	13,818	4,331,059
Schindler Holding AG (participation certificate)	10,829	1,831,919
Sonova Holding AG Class B	13,789	1,905,015
TE Connectivity Ltd.	83,000	5,523,650
UBS Group AG	382,875	7,648,822
TOTAL SWITZERLAND		46,170,309
Taiwan - 0.4%
ECLAT Textile Co. Ltd.	5,757	77,447
JHL Biotech, Inc. (h)	154,552	578,024
Merida Industry Co. Ltd.	309,750	2,326,210
Taiwan Semiconductor Manufacturing Co. Ltd.	602,000	2,898,192
TOTAL TAIWAN		5,879,873
Turkey - 0.0%
Logo Yazilim Sanayi Ve Ticar	81,183	754,845
United Kingdom - 7.9%
AA PLC	246,910	1,578,142
Aberdeen Asset Management PLC	355,842	2,583,937
Al Noor Hospitals Group PLC	210,800	2,903,426
Associated British Foods PLC	48,600	2,121,791
Aviva PLC	413,900	3,330,017
B&M European Value Retail S.A.	462,205	2,139,351
BG Group PLC	240,300	4,352,687
British American Tobacco PLC (United Kingdom)	51,900	2,851,575
BT Group PLC	385,900	2,691,494
BTG PLC (a)	117,300	1,294,297
Bunzl PLC	134,200	3,773,338
Diploma PLC	147,500	1,809,257
Essentra PLC	156,700	2,300,249
Hikma Pharmaceuticals PLC	151,087	4,724,821
Hilton Food Group PLC	350,100	2,307,302
Howden Joinery Group PLC	518,200	3,688,972
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC (United Kingdom)	306,300	$ 3,059,785
Imperial Tobacco Group PLC	68,233	3,331,853
ITE Group PLC	165,600	475,499
ITV PLC	1,407,500	5,464,644
Johnson Matthey PLC	57,900	2,960,360
JUST EAT Ltd. (a)	50,000	350,624
Liberty Global PLC Class A (a)	41,200	2,148,168
Lloyds Banking Group PLC	4,617,400	5,468,287
London Stock Exchange Group PLC	164,181	6,390,814
Meggitt PLC	207,500	1,676,885
Melrose PLC	678,228	2,752,243
Next PLC	56,500	6,352,322
Persimmon PLC	92,000	2,388,719
Poundland Group PLC	310,949	1,487,450
Reckitt Benckiser Group PLC	46,700	4,156,508
Rex Bionics PLC (a)	100,000	95,875
Royal Dutch Shell PLC Class A (United Kingdom)	173,500	5,470,501
SABMiller PLC	68,800	3,641,783
Schroders PLC	30,500	1,512,750
Shawbrook Group Ltd.	526,458	2,484,584
Spirax-Sarco Engineering PLC	35,100	1,816,884
St. James's Place Capital PLC	335,400	4,575,094
Taylor Wimpey PLC	761,900	1,934,604
The Restaurant Group PLC	123,700	1,285,549
Virgin Money Holdings Uk PLC (a)	423,100	2,558,550
Vodafone Group PLC	1,977,009	6,965,415
Whitbread PLC	45,053	3,617,728
Workspace Group PLC	48,900	631,383
TOTAL UNITED KINGDOM		129,505,517
United States of America - 48.5%
AbbVie, Inc.	58,000	3,750,280
Adobe Systems, Inc. (a)	568,200	43,217,292
Agios Pharmaceuticals, Inc. (a)	10,000	923,400
Alaska Air Group, Inc.	140,000	8,968,400
Alnylam Pharmaceuticals, Inc. (a)	4,400	448,228
AMAG Pharmaceuticals, Inc. (a)	11,000	560,670
Amazon.com, Inc. (a)	28,000	11,809,840
American Airlines Group, Inc.	200,500	9,681,143
Ameriprise Financial, Inc.	240,900	30,179,952
Amgen, Inc.	24,000	3,789,840
Amphenol Corp. Class A	24,000	1,328,880
AutoZone, Inc. (a)	11,200	7,533,792
Avalanche Biotechnologies, Inc. (a)	3,700	117,882
Babcock & Wilcox Co.	57,000	1,842,240
Biogen, Inc. (a)	49,000	18,322,570
BioMarin Pharmaceutical, Inc. (a)	39,000	4,369,950
BlackRock, Inc. Class A	10,000	3,639,400
bluebird bio, Inc. (a)	7,200	958,968
Booz Allen Hamilton Holding Corp. Class A	105,000	2,887,500
Cabot Oil & Gas Corp.	271,140	9,169,955

	Shares	Value
California Resources Corp.	50,000	$ 465,000
CDW Corp.	5,000	191,600
Celgene Corp. (a)	57,000	6,159,420
Celldex Therapeutics, Inc. (a)	6,100	146,400
Charles Schwab Corp.	68,000	2,074,000
Chevron Corp.	44,100	4,897,746
Chimerix, Inc. (a)	3,900	132,600
Church & Dwight Co., Inc.	21,000	1,704,570
Cidara Therapeutics, Inc.	15,200	222,224
Cigna Corp.	36,000	4,487,040
Cognizant Technology Solutions Corp. Class A (a)	78,000	4,566,120
CommScope Holding Co., Inc. (a)	53,000	1,564,030
Constellation Brands, Inc. Class A (sub. vtg.) (a)	138,200	16,022,908
CVS Health Corp.	378,000	37,531,620
Denbury Resources, Inc. (e)	1,433,900	12,632,659
Diamondback Energy, Inc. (a)	25,000	2,064,250
Diplomat Pharmacy, Inc.	82,000	2,937,240
Domino's Pizza, Inc.	16,000	1,725,600
Dyax Corp. (a)	18,000	430,380
Dynegy, Inc. (a)	308,500	10,263,795
E*TRADE Financial Corp. (a)	25,346	729,711
Ecolab, Inc.	32,000	3,583,360
Electronic Arts, Inc. (a)	40,000	2,323,600
EQT Corp.	110,000	9,893,400
Estee Lauder Companies, Inc. Class A	88,000	7,153,520
Etsy, Inc.	3,200	71,168
Facebook, Inc. Class A (a)	278,500	21,937,445
FedEx Corp.	14,000	2,373,980
Ford Motor Co.	182,000	2,875,600
Gilead Sciences, Inc. (a)	286,000	28,745,860
Google, Inc. Class A (a)	22,900	12,566,833
HD Supply Holdings, Inc. (a)	69,000	2,277,000
Home Depot, Inc.	93,000	9,949,140
Huntington Ingalls Industries, Inc.	12,000	1,579,080
Illumina, Inc. (a)	400	73,700
inContact, Inc. (a)	417,000	4,315,950
Interactive Intelligence Group, Inc. (a)	13,000	571,740
Intercept Pharmaceuticals, Inc. (a)	42,400	10,719,144
Intrexon Corp. (a)(e)	69,000	2,679,270
Intuit, Inc.	144,000	14,447,520
Isis Pharmaceuticals, Inc. (a)(e)	15,800	896,176
J.B. Hunt Transport Services, Inc.	44,000	3,836,800
Level 3 Communications, Inc. (a)	144,000	8,055,360
LinkedIn Corp. Class A (a)	3,000	756,390
Lithia Motors, Inc. Class A (sub. vtg.)	19,000	1,894,870
Lowe's Companies, Inc.	21,000	1,446,060
lululemon athletica, Inc. (a)	44,600	2,838,344
Marathon Petroleum Corp.	116,000	11,434,120
MarketAxess Holdings, Inc.	5,000	429,250
MasterCard, Inc. Class A	196,000	17,681,160
McGraw Hill Financial, Inc.	562,757	58,695,548
Mead Johnson Nutrition Co. Class A	58,000	5,563,360
Common Stocks - continued
	Shares	Value
United States of America - continued
Microsoft Corp.	128,000	$ 6,225,920
Monster Beverage Corp. (a)	5,100	699,261
Moody's Corp.	107,000	11,504,640
Neurocrine Biosciences, Inc. (a)	86,700	2,955,603
Newfield Exploration Co. (a)	284,000	11,144,160
NiSource, Inc.	254,100	11,033,022
Novavax, Inc. (a)	30,000	231,900
Nu Skin Enterprises, Inc. Class A	15,000	848,250
NVIDIA Corp.	20,000	443,900
O'Reilly Automotive, Inc. (a)	13,000	2,831,790
PACCAR, Inc.	17,000	1,110,950
Palo Alto Networks, Inc. (a)	6,000	886,320
Papa John's International, Inc.	23,000	1,411,510
Party City Holdco, Inc.	6,700	139,293
PDC Energy, Inc. (a)	11,000	624,140
Philip Morris International, Inc.	72,000	6,009,840
Pinnacle Foods, Inc.	82,000	3,325,100
Post Holdings, Inc. (a)	26,000	1,220,440
Prestige Brands Holdings, Inc. (a)	396,000	15,543,000
Priceline Group, Inc. (a)	2,000	2,475,620
Range Resources Corp.	117,000	7,436,520
Red Hat, Inc. (a)	12,000	903,120
Rock-Tenn Co. Class A	50,900	3,205,682
Ross Stores, Inc.	26,000	2,570,880
Sage Therapeutics, Inc.	3,200	169,600
Salesforce.com, Inc. (a)	17,300	1,259,786
ServiceMaster Global Holdings, Inc.	134,000	4,631,040
Skyworks Solutions, Inc.	50,000	4,612,500
SolarWinds, Inc. (a)	11,000	536,580
Spark Therapeutics, Inc.	5,000	286,350
Spirit Airlines, Inc. (a)	121,500	8,319,105
Sprouts Farmers Market LLC (a)	87,000	2,782,695
St. Jude Medical, Inc.	8,600	602,430
SVB Financial Group (a)	71,000	9,425,960
Teleflex, Inc.	9,000	1,106,640
TESARO, Inc. (a)	6,000	326,820
Tetraphase Pharmaceuticals, Inc. (a)	13,000	458,640
The Blackstone Group LP	41,000	1,679,360
The Coca-Cola Co.	25,000	1,014,000
The Cooper Companies, Inc.	45,900	8,173,413
The Hain Celestial Group, Inc. (a)	54,000	3,252,960
The J.M. Smucker Co.	18,000	2,086,560
The Walt Disney Co.	109,000	11,850,480
Twitter, Inc. (a)	193,000	7,519,280
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20,000	3,021,800
Ultragenyx Pharmaceutical, Inc. (a)	16,700	942,381
UnitedHealth Group, Inc.	107,000	11,919,800
Visa, Inc. Class A	294,000	19,418,700
Walgreens Boots Alliance, Inc.	65,000	5,390,450
Wells Fargo & Co.	342,000	18,844,200
Whirlpool Corp.	52,000	9,131,200

	Shares	Value
Workday, Inc. Class A (a)	1,100	$ 100,331
WPX Energy, Inc. (a)	410,000	5,637,500
Zebra Technologies Corp. Class A (a)	337,000	31,030,960
Zendesk, Inc.	16,032	369,698
TOTAL UNITED STATES OF AMERICA		796,795,923
TOTAL COMMON STOCKS (Cost $1,327,240,245)		1,579,652,235
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.7%
Cayman Islands - 0.1%
Meituan Corp. Series D (h)	184,583	1,365,914
United States of America - 0.6%
Actavis PLC 5.50%	5,000	5,003,300
American Tower Corp. 5.50% (a)	34,000	3,488,400
Dynegy, Inc. 5.375% (a)	10,000	1,135,100
TOTAL UNITED STATES OF AMERICA		9,626,800
TOTAL CONVERTIBLE PREFERRED STOCKS		10,992,714
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA	7,100	824,718
Volkswagen AG	24,400	6,281,677
TOTAL GERMANY		7,106,395
TOTAL PREFERRED STOCKS (Cost $15,350,463)		18,099,109
Preferred Securities - 0.1%
Principal Amount (d)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $1,935,053)	EUR	1,260,000	1,513,701
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	28,654,489	$ 28,654,489
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	18,212,731	18,212,731
TOTAL MONEY MARKET FUNDS (Cost $46,867,220)		46,867,220
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,391,392,981)		1,646,132,265
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,860,879)
NET ASSETS - 100%		$ 1,643,271,386
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,679,294 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,943,938 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 578,024
Meituan Corp. Series D	1/26/15	$ 1,166,878
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,283
Fidelity Securities Lending Cash Central Fund	119,703
Total	$ 141,986
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,234,898	$ 108,556,096	$ 102,678,802	$ -
Consumer Staples	184,442,749	115,381,038	69,061,711	-
Energy	108,009,954	85,530,267	22,479,687	-
Financials	306,341,124	176,502,264	129,838,860	-
Health Care	289,272,509	223,233,874	65,460,611	578,024
Industrials	121,433,606	56,129,539	63,938,153	1,365,914
Information Technology	279,771,267	235,077,198	44,694,069	-
Materials	24,705,621	11,674,900	13,030,721	-
Telecommunication Services	50,107,699	23,277,749	26,829,950	-
Utilities	22,431,917	22,431,917	-	-
Preferred Securities	1,513,701	-	1,513,701	-
Money Market Funds	46,867,220	46,867,220	-	-
Total Investments in Securities:	$ 1,646,132,265	$ 1,104,662,062	$ 539,526,265	$ 1,943,938

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 204,975,227
Level 2 to Level 1	$ 75,162,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,481,650) - See accompanying schedule: Unaffiliated issuers (cost $1,344,525,761)	$ 1,599,265,045
Fidelity Central Funds (cost $46,867,220)	46,867,220
Total Investments (cost $1,391,392,981)		$ 1,646,132,265
Cash		248,849
Foreign currency held at value (cost $68,364)		68,439
Receivable for investments sold		54,389,685
Receivable for fund shares sold		1,355,714
Dividends receivable		3,339,152
Distributions receivable from Fidelity Central Funds		51,068
Prepaid expenses		1,223
Other receivables		233,780
Total assets		1,705,820,175

Liabilities
Payable for investments purchased	$ 40,749,161
Payable for fund shares redeemed	1,955,176
Accrued management fee	898,338
Distribution and service plan fees payable	20,353
Other affiliated payables	300,842
Other payables and accrued expenses	412,188
Collateral on securities loaned, at value	18,212,731
Total liabilities		62,548,789

Net Assets		$ 1,643,271,386
Net Assets consist of:
Paid in capital		$ 1,357,082,169
Undistributed net investment income		2,656,019
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,214,275
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		254,318,923
Net Assets		$ 1,643,271,386

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,082,320 ÷ 1,250,129 shares)	$ 23.26

Maximum offering price per share (100/94.25 of $23.26)	$ 24.68
Class T: Net Asset Value and redemption price per share ($12,785,684 ÷ 552,539 shares)	$ 23.14

Maximum offering price per share (100/96.50 of $23.14)	$ 23.98
Class B: Net Asset Value and offering price per share ($485,243 ÷ 21,080 shares)A	$ 23.02

Class C: Net Asset Value and offering price per share ($10,442,670 ÷ 455,032 shares)A	$ 22.95

Worldwide: Net Asset Value, offering price and redemption price per share ($1,568,729,773 ÷ 66,760,394 shares)	$ 23.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,745,696 ÷ 929,913 shares)	$ 23.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 11,328,962
Interest		12,079
Income from Fidelity Central Funds		141,986
Income before foreign taxes withheld		11,483,027
Less foreign taxes withheld		(548,332)
Total income		10,934,695
Expenses
Management fee Basic fee	$ 5,406,910
Performance adjustment	243,560
Transfer agent fees	1,507,538
Distribution and service plan fees	117,285
Accounting and security lending fees	250,675
Custodian fees and expenses	100,798
Independent trustees' compensation	3,215
Registration fees	85,631
Audit	34,209
Legal	3,250
Miscellaneous	6,680
Total expenses before reductions	7,759,751
Expense reductions	(29,562)	7,730,189
Net investment income (loss)		3,204,506
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,039,433
Foreign currency transactions	(236,600)
Futures contracts	1,716,123
Total net realized gain (loss)		38,518,956
Change in net unrealized appreciation (depreciation) on: Investment securities	30,878,818
Assets and liabilities in foreign currencies	62,831
Futures contracts	(1,511,445)
Total change in net unrealized appreciation (depreciation)		29,430,204
Net gain (loss)		67,949,160
Net increase (decrease) in net assets resulting from operations		$ 71,153,666

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,204,506	$ 6,845,203
Net realized gain (loss)	38,518,956	172,831,675
Change in net unrealized appreciation (depreciation)	29,430,204	(78,801,440)
Net increase (decrease) in net assets resulting from operations	71,153,666	100,875,438
Distributions to shareholders from net investment income	(4,942,326)	(5,150,888)
Distributions to shareholders from net realized gain	(154,486,836)	(120,193,686)
Total distributions	(159,429,162)	(125,344,574)
Share transactions - net increase (decrease)	121,018,336	109,931,356
Redemption fees	13,087	28,125
Total increase (decrease) in net assets	32,755,927	85,490,345

Net Assets
Beginning of period	1,610,515,459	1,525,025,114
End of period (including undistributed net investment income of $2,656,019 and undistributed net investment income of $4,393,839, respectively)	$ 1,643,271,386	$ 1,610,515,459

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.64	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Income from Investment Operations
Net investment income (loss) E	.01	.02	.02	.10	.05	.03
Net realized and unrealized gain (loss)	1.01	1.46	5.66	1.72	.47	2.63
Total from investment operations	1.02	1.48	5.68	1.82	.52	2.66
Distributions from net investment income	-	(.04)	(.11)	(.02)	(.08)	(.10)
Distributions from net realized gain	(2.40)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.40)	(2.02)	(.19)	(.02)	(.13)	(.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.26	$ 24.64	$ 25.18	$ 19.69	$ 17.89	$ 17.50
Total ReturnB, C, D	4.44%	6.29%	29.10%	10.20%	2.94%	17.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.31%	1.45%	1.43%	1.41%	1.43%
Expenses net of fee waivers, if any	1.24%A	1.31%	1.45%	1.43%	1.40%	1.43%
Expenses net of all reductions	1.24%A	1.31%	1.42%	1.41%	1.38%	1.41%
Net investment income (loss)	.12%A	.10%	.09%	.52%	.28%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,082	$ 33,788	$ 28,661	$ 18,723	$ 13,153	$ 7,530
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended (Unaudited)	Years ended October 31,
Years ended April 30,	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.04)	.05	.01	(.01)
Net realized and unrealized gain (loss)	1.00	1.46	5.63	1.73	.45	2.62
Total from investment operations	.98	1.42	5.59	1.78	.46	2.61
Distributions from net investment income	-	-	(.07)	-	(.04)	(.08)
Distributions from net realized gain	(2.33)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.33)	(1.98)	(.15)	-	(.09)	(.09) J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.14	$ 24.49	$ 25.05	$ 19.61	$ 17.83	$ 17.46
Total ReturnB, C, D	4.26%	6.05%	28.73%	9.98%	2.61%	17.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%A	1.58%	1.71%	1.68%	1.66%	1.70%
Expenses net of fee waivers, if any	1.55%A	1.58%	1.70%	1.68%	1.65%	1.70%
Expenses net of all reductions	1.55%A	1.58%	1.68%	1.66%	1.63%	1.68%
Net investment income (loss)	(.19)%A	(.17)%	(.16)%	.26%	.03%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,786	$ 12,160	$ 9,822	$ 5,550	$ 2,187	$ 1,120
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.21	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Income from Investment Operations
Net investment income (loss) E	(.08)	(.17)	(.14)	(.04)	(.09)	(.09)
Net realized and unrealized gain (loss)	.99	1.45	5.59	1.71	.47	2.61
Total from investment operations	.91	1.28	5.45	1.67	.38	2.52
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(2.10)	(1.89)	(.07)	-	-	(.01)
Total distributions	(2.10)	(1.89)	(.07)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.02	$ 24.21	$ 24.82	$ 19.44	$ 17.77	$ 17.39
Total ReturnB, C, D	4.00%	5.49%	28.13%	9.40%	2.19%	16.92%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06%A	2.09%	2.19%	2.18%	2.16%	2.19%
Expenses net of fee waivers, if any	2.06%A	2.09%	2.19%	2.18%	2.16%	2.19%
Expenses net of all reductions	2.05%A	2.09%	2.17%	2.16%	2.13%	2.17%
Net investment income (loss)	(.69)%A	(.68)%	(.65)%	(.23)%	(.47)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 485	$ 573	$ 710	$ 304	$ 256	$ 305
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.12	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Income from Investment Operations
Net investment income (loss) E	(.08)	(.15)	(.14)	(.04)	(.09)	(.09)
Net realized and unrealized gain (loss)	1.00	1.44	5.58	1.71	.47	2.61
Total from investment operations	.92	1.29	5.44	1.67	.38	2.52
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	(2.09)	(1.95)	(.07)	-	-	(.02)
Total distributions	(2.09)	(1.95)	(.07)	-	-	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.95	$ 24.12	$ 24.78	$ 19.41	$ 17.74	$ 17.36
Total ReturnB, C, D	4.03%	5.55%	28.12%	9.41%	2.19%	16.94%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03%A	2.04%	2.15%	2.18%	2.16%	2.19%
Expenses net of fee waivers, if any	2.03%A	2.04%	2.14%	2.18%	2.15%	2.19%
Expenses net of all reductions	2.03%A	2.03%	2.12%	2.16%	2.13%	2.16%
Net investment income (loss)	(.67)%A	(.63)%	(.60)%	(.23)%	(.47)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,443	$ 9,229	$ 10,778	$ 1,726	$ 1,297	$ 710
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.92	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98
Income from Investment Operations
Net investment income (loss) D	.05	.11	.10	.16	.11	.08
Net realized and unrealized gain (loss)	1.02	1.47	5.70	1.74	.48	2.63
Total from investment operations	1.07	1.58	5.80	1.90	.59	2.71
Distributions from net investment income	(.08)	(.09)	(.16)	(.07)	(.10)	(.10)
Distributions from net realized gain	(2.41)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.49)	(2.07)	(.24)	(.07)	(.15)	(.11) I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.50	$ 24.92	$ 25.41	$ 19.85	$ 18.02	$ 17.58
Total ReturnB, C	4.61%	6.64%	29.54%	10.56%	3.32%	18.18%
Ratios to Average Net Assets E, G
Expenses before reductions	.95%A	.98%	1.11%	1.11%	1.08%	1.15%
Expenses net of fee waivers, if any	.95%A	.97%	1.11%	1.11%	1.08%	1.15%
Expenses net of all reductions	.95%A	.97%	1.08%	1.09%	1.05%	1.12%
Net investment income (loss)	.42%A	.44%	.43%	.84%	.60%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,568,730	$ 1,535,658	$ 1,464,415	$ 1,081,240	$ 1,114,694	$ 1,087,928
Portfolio turnover rateF	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.08	.14	.10	.07
Net realized and unrealized gain (loss)	1.01	1.47	5.68	1.74	.47	2.63
Total from investment operations	1.06	1.57	5.76	1.88	.57	2.70
Distributions from net investment income	(.07)	(.09)	(.15)	(.08)	(.11)	(.11)
Distributions from net realized gain	(2.41)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.49) I	(2.07)	(.23)	(.08)	(.16)	(.13)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.38	$ 24.81	$ 25.31	$ 19.78	$ 17.98	$ 17.57
Total ReturnB, C	4.57%	6.63%	29.44%	10.49%	3.23%	18.08%
Ratios to Average Net Assets E, G
Expenses before reductions	.95%A	1.01%	1.17%	1.18%	1.13%	1.21%
Expenses net of fee waivers, if any	.95%A	1.01%	1.17%	1.18%	1.13%	1.21%
Expenses net of all reductions	.95%A	1.00%	1.14%	1.16%	1.10%	1.19%
Net investment income (loss)	.41%A	.40%	.37%	.77%	.56%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,746	$ 19,107	$ 10,639	$ 4,291	$ 3,086	$ 335
Portfolio turnover rateF	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 282,899,982
Gross unrealized depreciation	(30,703,423)
Net unrealized appreciation (depreciation) on securities	$ 252,196,559

Tax cost	$ 1,393,935,706

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $1,716,123 and a change in net unrealized appreciation (depreciation) of $(1,511,445) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,204,380,324 and $1,241,669,304, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	37,320	$ 1,250
Class T	.25%	.25%	30,647	378
Class B	.75%	.25%	2,551	1,921
Class C	.75%	.25%	46,767	12,245
			$ 117,285	$ 15,794

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,053
Class T	2,274
Class B*	358
Class C*	820
$ 12,505

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 34,383.23
Class T	17,712.29
Class B	741.29
Class C	12,701.27
Worldwide	1,422,724.19
Institutional Class	19,277.19
	$ 1,507,538

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15,152 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,254 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period

Semiannual Report

8. Security Lending - continued

end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $119,703, including $2,983 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27,744 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Worldwide expenses during the period in the amount of $1,818.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ -	$ 57,794
Class T	-	-
Class B	-	-
Class C	-	-
Worldwide	4,895,242	5,057,508
Institutional Class	47,084	35,586
Total	$ 4,942,326	$ 5,150,888
From net realized gain
Class A	$ 3,318,115	$ 2,599,391
Class T	1,143,314	810,701
Class B	47,493	53,916
Class C	790,219	885,815
Worldwide	147,652,391	115,043,586
Institutional Class	1,535,304	800,277
Total	$ 154,486,836	$ 120,193,686

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	179,712	709,213	$ 4,136,792	$ 17,501,865
Reinvestment of distributions	143,319	85,789	3,239,009	2,012,595
Shares redeemed	(443,917)	(562,117)	(10,002,487)	(13,679,354)
Net increase (decrease)	(120,886)	232,885	$ (2,626,686)	$ 5,835,106
Class T
Shares sold	52,976	155,056	$ 1,207,453	$ 3,796,964
Reinvestment of distributions	50,075	34,508	1,126,698	806,094
Shares redeemed	(47,159)	(85,012)	(1,077,336)	(2,065,257)
Net increase (decrease)	55,892	104,552	$ 1,256,815	$ 2,537,801
Class B
Shares sold	217	2,039	$ 4,855	$ 49,170
Reinvestment of distributions	1,857	2,097	41,646	48,630
Shares redeemed	(4,679)	(9,052)	(105,245)	(216,921)
Net increase (decrease)	(2,605)	(4,916)	$ (58,744)	$ (119,121)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	95,992	248,585	$ 2,205,303	$ 5,972,479
Reinvestment of distributions	31,721	37,261	709,279	860,745
Shares redeemed	(55,349)	(338,100)	(1,262,048)	(8,231,135)
Net increase (decrease)	72,364	(52,254)	$ 1,652,534	$ (1,397,911)
Worldwide
Shares sold	5,249,793	11,485,871	$ 122,531,539	$ 284,805,787
Reinvestment of distributions	6,500,654	4,935,503	148,214,908	116,724,635
Shares redeemed	(6,604,319)	(12,442,606)	(153,300,392)	(307,898,131)
Net increase (decrease)	5,146,128	3,978,768	$ 117,446,055	$ 93,632,291
Institutional Class
Shares sold	472,857	1,351,408	$ 10,769,425	$ 33,384,372
Reinvestment of distributions	64,929	32,218	1,473,244	758,744
Shares redeemed	(378,013)	(1,033,793)	(8,894,307)	(24,699,926)
Net increase (decrease)	159,773	349,833	$ 3,348,362	$ 9,443,190

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

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(Japan) Limited

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Fidelity Distributors Corporation
Smithfield, RI

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JPMorgan Chase Bank
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(Fidelity Investment logo)(registered trademark)

AWLD-USAN-0615
1.883449.106

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity's

Broadly Diversified International Equity

Funds

Fidelity® Diversified International Fund

Fidelity International Capital Appreciation Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Fidelity® Diversified International Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
	(Click Here)	Report of Independent Registered Public Accounting Firm
Fidelity International Capital Appreciation Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Overseas Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Worldwide Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Diversified International	.98%
Actual		$ 1,000.00	$ 1,073.20	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class K	.86%
Actual		$ 1,000.00	$ 1,073.60	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom	17.3%
Japan	15.4%
United States of America*	12.2%
Germany	7.2%
Switzerland	4.6%
France	4.2%
Canada	3.3%
Netherlands	3.1%
Belgium	2.9%
Other	29.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan	17.2%
United Kingdom	16.3%
United States of America*	11.1%
Germany	6.2%
Switzerland	5.1%
France	4.0%
Canada	3.6%
Netherlands	3.3%
Cayman Islands	3.2%
Other	30.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	94.7	96.6
Other Investments	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	5.2	3.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.8	1.8
ORIX Corp. (Japan, Diversified Financial Services)	1.8	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.6
Bayer AG (Germany, Pharmaceuticals)	1.5	1.6
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.2
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	1.3	0.9
Lloyds Banking Group PLC (United Kingdom, Banks)	1.3	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.4
Hoya Corp. (Japan, Electronic Equipment & Components)	1.3	1.2
Prudential PLC (United Kingdom, Insurance)	1.2	1.2
	14.8
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	21.0
Consumer Discretionary	17.4	15.6
Health Care	16.0	15.9
Information Technology	12.4	13.7
Consumer Staples	10.9	11.7
Industrials	6.8	6.9
Materials	3.9	4.9
Telecommunication Services	3.1	3.6
Energy	2.5	3.4

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2015

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
Argentina - 0.1%
YPF SA Class D sponsored ADR	1,214,900	$ 37,103,046
Australia - 1.5%
Ansell Ltd.	3,168,821	65,424,497
Australia & New Zealand Banking Group Ltd.	7,919,475	213,017,932
CSL Ltd.	1,712,208	123,273,879
TOTAL AUSTRALIA		401,716,308
Austria - 0.1%
Andritz AG	638,000	37,352,833
Bailiwick of Guernsey - 0.1%
Amdocs Ltd.	428,500	23,597,495
Bailiwick of Jersey - 2.3%
Experian PLC	2,046,572	36,552,348
Shire PLC	3,280,700	266,601,559
Wolseley PLC	2,664,074	157,565,077
WPP PLC	5,631,109	131,325,896
TOTAL BAILIWICK OF JERSEY		592,044,880
Belgium - 2.9%
Anheuser-Busch InBev SA NV	3,734,030	454,611,988
Fagron NV	765,600	33,839,469
KBC Groep NV	3,514,187	231,209,913
UCB SA	348,400	25,096,248
TOTAL BELGIUM		744,757,618
Bermuda - 0.2%
Travelport Worldwide Ltd. (e)	2,769,800	43,845,934
Brazil - 0.1%
Cielo SA	1,191,720	16,588,638
Canada - 3.3%
Agrium, Inc.	512,300	53,077,082
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,405,881	206,915,528
AutoCanada, Inc.	404,675	13,399,723
CGI Group, Inc. Class A (sub. vtg.) (a)	4,153,000	174,794,314
Constellation Software, Inc.	72,738	28,516,431
Constellation Software, Inc. rights 9/15/15 (a)	72,738	21,704
Fairfax India Holdings Corp. (a)(f)	6,411,100	77,510,199
Imperial Oil Ltd.	1,336,200	58,896,905
Keyera Corp. (e)	1,261,400	44,402,535
PrairieSky Royalty Ltd. (e)	482,600	13,252,000
Suncor Energy, Inc.	3,173,200	103,336,119
Tourmaline Oil Corp. (a)	1,561,200	53,881,780
TransForce, Inc.	683,800	15,444,302
TOTAL CANADA		843,448,622
Cayman Islands - 1.4%
Alibaba Group Holding Ltd. sponsored ADR	634,100	51,545,989
Baidu.com, Inc. sponsored ADR (a)	180,900	36,230,652

	Shares	Value
China Modern Dairy Holdings Ltd. (e)	112,612,000	$ 45,913,376
Melco Crown Entertainment Ltd. sponsored ADR (e)	3,343,700	68,278,354
PW Medtech Group Ltd. (a)(e)	81,259,000	34,912,680
Sands China Ltd.	19,962,800	81,777,280
Tencent Holdings Ltd.	2,487,100	51,330,960
TOTAL CAYMAN ISLANDS		369,989,291
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,004,043	21,928,299
China - 1.0%
Daqin Railway Co. Ltd. (A Shares)	30,304,900	68,252,959
Inner Mongoli Yili Industries Co. Ltd.	4,741,300	27,869,317
Kweichow Moutai Co. Ltd.	2,059,100	83,731,024
Qingdao Haier Co. Ltd.	18,866,189	82,456,694
Weifu High-Technology Co. Ltd. (B Shares)	1,891,797	8,850,541
TOTAL CHINA		271,160,535
Curacao - 0.2%
Schlumberger Ltd.	676,525	64,006,030
Denmark - 2.3%
Genmab A/S (a)	1,651,576	127,173,324
Novo Nordisk A/S Series B	8,590,495	482,276,167
TOTAL DENMARK		609,449,491
Egypt - 0.0%
Edita Food Industries SAE (a)	1,282,026	4,276,192
Finland - 0.4%
Nokia Corp.	4,512,700	30,449,145
Sampo Oyj (A Shares)	1,367,800	66,275,780
TOTAL FINLAND		96,724,925
France - 4.2%
Accor SA	947,700	51,966,975
Air Liquide SA	774,170	101,246,285
AXA SA (e)	5,968,800	150,926,193
BNP Paribas SA	1,629,676	102,916,180
Bureau Veritas SA	1,554,900	36,614,138
Danone SA	886,300	64,134,590
LVMH Moet Hennessy - Louis Vuitton SA	165,152	28,879,521
Numericable Group SA (a)	1,262,154	70,074,799
Publicis Groupe SA	1,676,616	140,618,735
Rexel SA	1,648,300	31,064,936
Sanofi SA	2,931,607	298,409,771
TOTAL FRANCE		1,076,852,123
Germany - 5.5%
adidas AG (e)	612,100	50,152,984
Bayer AG	2,666,162	383,747,653
Brenntag AG	926,900	55,614,625
Continental AG (e)	534,700	125,309,523
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	410,300	$ 33,999,040
Fresenius SE & Co. KGaA	3,826,100	227,625,932
Gerry Weber International AG (Bearer) (e)	148,600	4,857,092
GfK AG	45,625	1,745,834
KION Group AG	878,500	38,974,580
Linde AG	604,929	118,209,012
OSRAM Licht AG	1,659,916	87,450,791
ProSiebenSat.1 Media AG	2,204,590	112,714,517
SAP AG (e)	1,936,878	146,360,219
Symrise AG	611,700	37,089,463
TOTAL GERMANY		1,423,851,265
Hong Kong - 1.7%
AIA Group Ltd.	55,745,200	372,567,284
Galaxy Entertainment Group Ltd.	5,320,000	25,740,109
Hang Seng Bank Ltd.	1,400,700	27,343,338
Melco International Development Ltd.	2,137,000	3,628,506
TOTAL HONG KONG		429,279,237
India - 2.7%
Apollo Hospitals Enterprise Ltd. (a)	2,227,126	39,853,155
Axis Bank Ltd. (a)	6,699,871	60,144,843
Bharti Infratel Ltd.	14,300,000	90,303,662
HCL Technologies Ltd.	1,694,017	23,473,181
HDFC Bank Ltd.	9,951,238	177,762,255
Housing Development Finance Corp. Ltd.	8,291,778	152,662,964
ITC Ltd. (a)	13,515,862	68,560,123
LIC Housing Finance Ltd.	3,150,214	21,318,624
Lupin Ltd.	1,787,333	49,854,473
Sun Pharmaceutical Industries Ltd. (a)	774,113	11,436,700
TOTAL INDIA		695,369,980
Indonesia - 0.6%
PT Astra International Tbk	41,254,700	21,800,941
PT Bank Central Asia Tbk	84,159,300	87,486,717
PT Bank Rakyat Indonesia Tbk	65,102,000	58,384,629
TOTAL INDONESIA		167,672,287
Ireland - 2.4%
Actavis PLC (a)	861,800	243,768,748
DCC PLC (United Kingdom)	874,989	55,661,201
Greencore Group PLC	13,127,300	71,236,361
Horizon Pharma PLC (a)	1,113,600	31,314,432
Kerry Group PLC Class A	514,900	37,872,131
Perrigo Co. PLC	298,700	54,745,736
Ryanair Holdings PLC sponsored ADR	2,047,700	132,793,345
TOTAL IRELAND		627,391,954
Isle of Man - 0.2%
Optimal Payments PLC (a)	4,660,775	21,180,120

	Shares	Value
Optimal Payments PLC rights 5/1/15 (a)	7,767,958	$ 16,491,233
Playtech Ltd.	267,402	3,359,313
TOTAL ISLE OF MAN		41,030,666
Israel - 1.5%
Check Point Software Technologies Ltd. (a)	1,546,400	129,093,472
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,160,600	251,383,452
TOTAL ISRAEL		380,476,924
Italy - 1.1%
Intesa Sanpaolo SpA	45,101,500	151,518,642
Mediaset SpA	12,785,300	65,711,511
UniCredit SpA	1,879,467	13,491,064
World Duty Free SpA (a)	5,262,070	58,742,146
TOTAL ITALY		289,463,363
Japan - 15.4%
Astellas Pharma, Inc.	17,700,500	275,609,160
Don Quijote Holdings Co. Ltd.	1,779,100	135,735,365
Fast Retailing Co. Ltd.	264,500	104,181,210
Glory Ltd.	1,108,800	30,688,640
GMO Internet, Inc.	2,495,800	31,375,128
Hoya Corp.	8,528,800	328,707,601
Japan Exchange Group, Inc.	4,817,200	139,179,359
Japan Tobacco, Inc.	7,012,400	244,879,065
KDDI Corp.	8,167,000	193,250,351
Keyence Corp.	500,710	267,303,590
Komatsu Ltd.	1,577,900	31,745,973
Minebea Ltd.	515,000	7,896,565
Misumi Group, Inc.	439,400	16,489,861
Mitsubishi Electric Corp.	5,334,000	69,660,489
Mitsubishi UFJ Financial Group, Inc.	47,606,200	338,211,103
NEC Corp.	35,470,000	118,009,101
NGK Spark Plug Co. Ltd.	1,611,400	45,124,586
Nitori Holdings Co. Ltd.	1,085,000	83,446,341
Olympus Corp. (a)	1,285,600	46,294,458
OMRON Corp.	1,996,600	91,680,008
ORIX Corp.	30,868,900	474,714,319
Rakuten, Inc.	16,040,600	280,236,509
Seven & i Holdings Co. Ltd.	1,647,700	70,825,302
SHIMANO, Inc.	660,600	94,631,627
Shinsei Bank Ltd.	23,876,000	48,857,762
SoftBank Corp.	3,113,200	194,607,227
Suzuki Motor Corp.	2,118,300	68,467,977
TDK Corp.	567,700	40,892,709
Tsuruha Holdings, Inc.	1,465,500	106,290,867
TOTAL JAPAN		3,978,992,253
Common Stocks - continued
	Shares	Value
Korea (South) - 1.0%
Orion Corp.	82,708	$ 96,214,058
Samsung Electronics Co. Ltd.	120,511	157,755,949
TOTAL KOREA (SOUTH)		253,970,007
Luxembourg - 1.3%
Altice SA (a)	2,774,413	293,377,743
Eurofins Scientific SA	196,500	55,351,056
TOTAL LUXEMBOURG		348,728,799
Netherlands - 3.1%
AEGON NV	23,573,900	185,995,841
AerCap Holdings NV (a)	375,000	17,505,000
IMCD Group BV	1,560,300	58,145,201
ING Groep NV (Certificaten Van Aandelen)	10,336,900	158,584,120
LyondellBasell Industries NV Class A	149,300	15,455,536
Reed Elsevier NV	4,386,677	105,795,342
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,061,557	264,408,789
TOTAL NETHERLANDS		805,889,829
Norway - 0.2%
Telenor ASA	2,366,200	53,441,072
Philippines - 0.4%
Alliance Global Group, Inc.	161,934,956	92,192,040
Singapore - 0.4%
United Overseas Bank Ltd.	5,107,700	94,534,139
South Africa - 1.0%
Naspers Ltd. Class N	1,705,399	268,223,406
Spain - 1.8%
Amadeus IT Holding SA Class A	3,618,200	164,924,636
Hispania Activos Inmobiliarios SA (a)	1,688,000	24,054,407
Inditex SA	8,388,824	269,189,635
Prosegur Compania de Seguridad SA (Reg.)	384,618	2,217,153
TOTAL SPAIN		460,385,831
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	1,182,000	68,572,329
HEXPOL AB (B Shares)	212,200	22,739,647
Nordea Bank AB	12,696,000	161,304,584
Svenska Cellulosa AB (SCA) (B Shares) (e)	7,139,600	180,595,973
Svenska Handelsbanken AB (A Shares)	2,399,200	110,744,596
TOTAL SWEDEN		543,957,129
Switzerland - 4.6%
Actelion Ltd.	720,402	94,791,115
Compagnie Financiere Richemont SA Series A	1,219,454	108,693,539
Nestle SA	515,865	40,022,984
Roche Holding AG (participation certificate)	1,152,134	329,689,014

	Shares	Value
Sika AG (Bearer)	21,758	$ 74,681,001
Sunrise Communications Group AG	442,688	41,169,818
Syngenta AG (Switzerland)	732,496	245,114,997
UBS Group AG	12,414,107	248,000,761
TOTAL SWITZERLAND		1,182,163,229
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,964,500	316,852,380
Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	12,195,800	77,715,612
United Kingdom - 17.3%
Al Noor Hospitals Group PLC	4,020,800	55,379,968
Associated British Foods PLC	2,238,600	97,733,362
B&M European Value Retail S.A.	24,794,391	114,762,712
Babcock International Group PLC	2,965,900	45,751,759
Barclays PLC	13,273,224	51,930,862
BG Group PLC	12,670,102	229,500,563
British American Tobacco PLC sponsored ADR	1,533,300	168,831,663
BT Group PLC	28,069,100	195,770,459
Bunzl PLC	1,785,570	50,205,361
Capita Group PLC	2,211,700	38,711,836
Compass Group PLC	5,782,476	102,221,072
easyJet PLC	2,317,600	64,083,173
Essentra PLC	12,044,112	176,799,328
Exova Group Ltd. PLC	8,076,188	23,436,431
GlaxoSmithKline PLC	5,944,900	137,307,547
Hikma Pharmaceuticals PLC	2,920,378	91,326,602
HSBC Holdings PLC sponsored ADR	1,955,057	97,029,479
IMI PLC	2,330,935	44,666,739
Imperial Tobacco Group PLC	1,142,139	55,771,237
Indivior PLC (a)	9,735,942	29,665,545
Intertek Group PLC	650,200	25,985,593
ITV PLC	36,891,800	143,233,068
Johnson Matthey PLC	1,554,482	79,478,853
Liberty Global PLC:
Class A (a)	861,100	44,897,754
Class C (a)	611,600	30,855,220
Lloyds Banking Group PLC	284,226,800	336,603,640
London Stock Exchange Group PLC	2,043,300	79,536,307
Meggitt PLC	12,349,148	99,798,090
Melrose PLC	6,491,400	26,342,041
Micro Focus International PLC	2,408,000	46,347,115
Next PLC	2,126,400	239,072,163
Poundland Group PLC	9,141,236	43,727,851
Prudential PLC	12,791,652	318,480,735
Reckitt Benckiser Group PLC	2,439,787	217,151,889
Rolls-Royce Group PLC	8,966,900	142,958,473
SABMiller PLC	2,553,000	135,137,673
Schroders PLC	1,360,700	67,488,472
Spectris PLC	1,783,600	58,619,159
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sports Direct International PLC (a)	5,818,200	$ 54,996,098
St. James's Place Capital PLC	13,447,200	183,429,346
Virgin Money Holdings Uk PLC (a)	6,520,500	39,430,461
Vodafone Group PLC	14,038,200	49,459,509
Whitbread PLC	1,707,020	137,072,636
TOTAL UNITED KINGDOM		4,470,987,844
United States of America - 6.7%
Alexion Pharmaceuticals, Inc. (a)	592,100	100,201,083
Alliance Data Systems Corp. (a)	262,300	77,984,413
Amgen, Inc.	566,000	89,377,060
Celgene Corp. (a)	532,600	57,552,756
Celldex Therapeutics, Inc. (a)	475,513	11,412,312
CF Industries Holdings, Inc.	205,484	59,070,485
Energizer Holdings, Inc.	149,900	20,479,338
FedEx Corp.	151,000	25,605,070
Fidelity National Information Services, Inc.	1,217,400	76,075,326
Google, Inc.:
Class A (a)	142,605	78,257,346
Class C (a)	255,003	137,023,312
Las Vegas Sands Corp.	1,734,200	91,704,496
MasterCard, Inc. Class A	1,639,400	147,890,274
McGraw Hill Financial, Inc.	2,225,200	232,088,360
Mead Johnson Nutrition Co. Class A	627,700	60,208,984
Noble Energy, Inc.	1,186,656	60,187,192
Oceaneering International, Inc.	458,200	25,251,402
Qorvo, Inc. (a)	395,919	26,095,021
QUALCOMM, Inc.	1,522,700	103,543,600
ResMed, Inc. (e)	336,000	21,483,840
The Blackstone Group LP	1,964,300	80,457,728
Total System Services, Inc.	197,300	7,805,188
Visa, Inc. Class A	2,223,800	146,881,990
TOTAL UNITED STATES OF AMERICA		1,736,636,576
TOTAL COMMON STOCKS (Cost $17,895,880,351)		23,994,048,082
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc.:
Series C (a)(j)	770,400	6,217,128
Series D (a)(j)	250,743	2,023,496
TOTAL UNITED STATES OF AMERICA		8,240,624

	Shares	Value
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	1,927,400	$ 223,881,894
Volkswagen AG (e)	772,426	198,857,804
TOTAL GERMANY		422,739,698
United Kingdom - 0.0%
Rolls-Royce Group PLC	1,264,332,900	1,940,751
TOTAL NONCONVERTIBLE PREFERRED STOCKS		424,680,449
TOTAL PREFERRED STOCKS (Cost $302,699,628)		432,921,073
Government Obligations - 0.0%
		Principal Amount (d)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% 6/25/15 to 7/2/15 (i) (Cost $2,749,914)		$ 2,750,000	2,750,000
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $30,791,904)	EUR	20,050,000	24,087,062
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	1,301,610,319	1,301,610,319
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	466,184,845	466,184,845
TOTAL MONEY MARKET FUNDS (Cost $1,767,795,164)		1,767,795,164
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $19,999,916,961)		26,221,601,381
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(336,329,910)
NET ASSETS - 100%		$ 25,885,271,471
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
746 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 72,511,200	$ 2,167,140
The face value of futures purchased as a percentage of net assets is 0.3%

Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,087,062 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,750,000.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,240,624 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
NJOY, Inc. Series D	2/14/14	$ 4,244,101
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 672,396
Fidelity Securities Lending Cash Central Fund	3,084,965
Total	$ 3,757,361
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fairfax India Holdings Corp.	$ -	$ 61,051,750	$ 174,636*	$ -	$ 77,510,199

* Includes the value of securities delivered through in-kind transactions.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,503,501,458	$ 785,458,958	$ 3,709,801,876	$ 8,240,624
Consumer Staples	2,802,674,643	782,999,603	2,019,675,040	-
Energy	689,817,572	460,317,009	229,500,563	-
Financials	5,546,907,590	1,592,117,005	3,954,790,585	-
Health Care	4,146,179,391	1,185,994,803	2,960,184,588	-
Industrials	1,737,939,703	353,733,467	1,384,206,236	-
Information Technology	3,177,056,712	1,760,026,675	1,417,030,037	-
Materials	1,004,889,988	149,531,402	855,358,586	-
Telecommunication Services	818,002,098	90,303,662	727,698,436	-
Government Obligations	2,750,000	-	2,750,000	-
Preferred Securities	24,087,062	-	24,087,062	-
Money Market Funds	1,767,795,164	1,767,795,164	-	-
Total Investments in Securities:	$ 26,221,601,381	$ 8,928,277,748	$ 17,285,083,009	$ 8,240,624
Derivative Instruments:
Assets
Futures Contracts	$ 2,167,140	$ 2,167,140	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 6,570,853,844
Level 2 to Level 1	$ 1,726,505,975
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,167,140	$ -
Total Value of Derivatives	$ 2,167,140	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015

Assets
Investment in securities, at value (including securities loaned of $447,280,586) - See accompanying schedule: Unaffiliated issuers (cost $18,171,216,347)	$ 24,376,296,018
Fidelity Central Funds (cost $1,767,795,164)	1,767,795,164
Other affiliated issuers (cost $60,905,450)	77,510,199
Total Investments (cost $19,999,916,961)		$ 26,221,601,381
Cash		4,910,899
Receivable for investments sold		131,642,029
Receivable for fund shares sold		18,179,874
Dividends receivable		106,540,894
Distributions receivable from Fidelity Central Funds		1,137,326
Prepaid expenses		18,850
Other receivables		1,584,541
Total assets		26,485,615,794

Liabilities
Payable for investments purchased	$ 89,894,106
Payable for fund shares redeemed	19,628,824
Accrued management fee	16,024,746
Payable for daily variation margin for derivative instruments	1,473,350
Other affiliated payables	2,750,853
Other payables and accrued expenses	4,387,599
Collateral on securities loaned, at value	466,184,845
Total liabilities		600,344,323

Net Assets		$ 25,885,271,471
Net Assets consist of:
Paid in capital		$ 19,732,426,286
Undistributed net investment income		93,878,014
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(163,199,419)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,222,166,590
Net Assets		$ 25,885,271,471

Diversified International: Net Asset Value, offering price and redemption price per share ($14,413,038,871 ÷ 384,582,997 shares)		$ 37.48

Class K: Net Asset Value, offering price and redemption price per share ($11,472,232,600 ÷ 306,566,165 shares)		$ 37.42

Statement of Operations

	Six months ended April 30, 2015

Investment Income
Dividends		$ 230,470,096
Interest		191,662
Income from Fidelity Central Funds		3,757,361
Income before foreign taxes withheld		234,419,119
Less foreign taxes withheld		(15,426,189)
Total income		218,992,930

Expenses
Management fee Basic fee	$ 83,794,579
Performance adjustment	13,698,336
Transfer agent fees	14,761,307
Accounting and security lending fees	1,213,938
Custodian fees and expenses	1,234,847
Independent trustees' compensation	49,228
Appreciation in deferred trustee compensation account	16
Registration fees	108,368
Audit	138,801
Legal	41,640
Miscellaneous	483,572
Total expenses before reductions	115,524,632
Expense reductions	(386,469)	115,138,163
Net investment income (loss)		103,854,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,683,695
Other affiliated issuers	28,336
Foreign currency transactions	(2,131,902)
Futures contracts	3,161,727
Total net realized gain (loss)		22,741,856
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,849,162)	1,629,155,157
Assets and liabilities in foreign currencies	1,808,240
Futures contracts	2,167,140
Total change in net unrealized appreciation (depreciation)		1,633,130,537
Net gain (loss)		1,655,872,393
Net increase (decrease) in net assets resulting from operations		$ 1,759,727,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,854,767	$ 447,924,506
Net realized gain (loss)	22,741,856	2,252,453,091
Change in net unrealized appreciation (depreciation)	1,633,130,537	(2,019,550,205)
Net increase (decrease) in net assets resulting from operations	1,759,727,160	680,827,392
Distributions to shareholders from net investment income	(285,525,428)	(245,684,040)
Distributions to shareholders from net realized gain	(625,108,082)	(169,078,602)
Total distributions	(910,633,510)	(414,762,642)
Share transactions - net increase (decrease)	120,327,039	(1,324,765,796)
Redemption fees	113,481	253,426
Total increase (decrease) in net assets	969,534,170	(1,058,447,620)

Net Assets
Beginning of period	24,915,737,301	25,974,184,921
End of period (including undistributed net investment income of $93,878,014 and undistributed net investment income of $275,548,675, respectively)	$ 25,885,271,471	$ 24,915,737,301

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.22	$ 35.89	$ 29.07	$ 27.49	$ 29.49	$ 26.86
Income from Investment Operations
Net investment income (loss) D	.14	.60G	.44	.42	.53H	.37
Net realized and unrealized gain (loss)	2.43	.28	6.90	1.65	(1.99)	2.61
Total from investment operations	2.57	.88	7.34	2.07	(1.46)	2.98
Distributions from net investment income	(.40)	(.32)	(.46)	(.49)	(.46)	(.35)
Distributions from net realized gain	(.92)	(.23)	(.07)	-	(.08)	-
Total distributions	(1.31) L	(.55)	(.52) K	(.49)	(.54)	(.35)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 37.48	$ 36.22	$ 35.89	$ 29.07	$ 27.49	$ 29.49
Total ReturnB, C	7.32%	2.48%	25.66%	7.72%	(5.07)%	11.15%
Ratios to Average Net Assets E, I
Expenses before reductions	.98%A	.93%	.94%	1.01%	.90%	.98%
Expenses net of fee waivers, if any	.98%A	.93%	.94%	1.01%	.89%	.98%
Expenses net of all reductions	.98%A	.92%	.92%	.99%	.87%	.96%
Net investment income (loss)	.78%A	1.65%G	1.38%	1.53%	1.78%H	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,413,039	$ 13,781,306	$ 14,432,586	$ 13,269,769	$ 17,285,369	$ 26,527,229
Portfolio turnover rateF	33% A, M	39%M	52%	35%	45%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share. L Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.20	$ 35.87	$ 29.06	$ 27.51	$ 29.51	$ 26.89
Income from Investment Operations
Net investment income (loss) D	.16	.65G	.49	.47	.58H	.42
Net realized and unrealized gain (loss)	2.42	.28	6.90	1.63	(1.97)	2.61
Total from investment operations	2.58	.93	7.39	2.10	(1.39)	3.03
Distributions from net investment income	(.45)	(.37)	(.51)	(.55)	(.53)	(.41)
Distributions from net realized gain	(.92)	(.23)	(.07)	-	(.08)	-
Total distributions	(1.36) K	(.60)	(.58)	(.55)	(.61)	(.41)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 37.42	$ 36.20	$ 35.87	$ 29.06	$ 27.51	$ 29.51
Total ReturnB, C	7.36%	2.63%	25.86%	7.86%	(4.87)%	11.33%
Ratios to Average Net Assets E, I
Expenses before reductions	.86%A	.80%	.80%	.84%	.73%	.79%
Expenses net of fee waivers, if any	.86%A	.80%	.80%	.84%	.72%	.79%
Expenses net of all reductions	.85%A	.79%	.78%	.83%	.70%	.77%
Net investment income (loss)	.91%A	1.78%G	1.52%	1.70%	1.95%H	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,472,233	$ 11,134,431	$ 11,541,599	$ 8,885,304	$ 8,115,192	$ 7,697,405
Portfolio turnover rateF	33% A, L	39%L	52%	35%	45%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015

1. Organization.

Fidelity® Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,372,625,217
Gross unrealized depreciation	(337,595,915)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,035,029,302

Tax cost	$ 20,186,572,079

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,161,727 and a change in net unrealized appreciation (depreciation) of $2,167,140 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,884,307,124 and $4,889,228,098, respectively.

Redemptions In-Kind. During the period, 8,849,634 shares of the Fund held by unaffiliated entities were redeemed for cash and investments, including accrued interest with a value of $309,648,354. The net realized gain of $90,257,760 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Diversified International	$ 12,172,201.18
Class K	2,589,106.05
	$ 14,761,307

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,918 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,408 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,084,965, including $9,512 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $354,820 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $114.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Diversified International expenses during the period in the amount of $31,535.

Semiannual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Diversified International	$ 149,948,658	$ 126,517,539
Class K	135,576,770	119,166,501
Total	$ 285,525,428	$ 245,684,040
From net realized gain
Diversified International	$ 346,354,986	$ 93,097,870
Class K	278,753,096	75,980,732
Total	$ 625,108,082	$ 169,078,602

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Diversified International
Shares sold	42,434,624	63,463,792	$ 1,529,668,310	$ 2,320,618,859
Reinvestment of distributions	13,245,636	5,837,698	468,498,147	207,822,041
Shares redeemed	(51,565,185)	(90,929,350)	(1,852,414,988)	(3,326,061,359)
Net increase (decrease)	4,115,075	(21,627,860)	$ 145,751,469	$ (797,620,459)
Class K
Shares sold	33,259,394	73,871,959	$ 1,198,491,072	$ 2,700,737,555
Reinvestment of distributions	11,737,390	5,492,463	414,329,866	195,147,232
Shares redeemed	(46,044,631) A	(93,499,195) B	(1,638,245,368) A	(3,423,030,124) B
Net increase (decrease)	(1,047,847)	(14,134,773)	$ (25,424,430)	$ (527,145,337)

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 19, 2015

Semiannual Report

Fidelity International Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Actual	1.13%	$ 1,000.00	$ 1,061.00	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity International Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America*	19.9%
United Kingdom	16.3%
France	6.3%
India	5.8%
Switzerland	4.4%
Germany	4.1%
Canada	3.8%
Australia	3.6%
Japan	3.2%
Other	32.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United States of America*	17.0%
United Kingdom	15.0%
Japan	7.4%
India	5.6%
France	5.5%
Germany	4.8%
Australia	4.0%
Switzerland	3.9%
Canada	3.7%
Other	33.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.5
Short-Term Investments and Net Other Assets (Liabilities)	1.1	1.5
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	1.6	0.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.0	0.0
Bayer AG (Germany, Pharmaceuticals)	1.0	1.0
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	0.9	0.8
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.9	0.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.8	0.8
AIA Group Ltd. (Hong Kong, Insurance)	0.8	0.7
Prudential PLC (United Kingdom, Insurance)	0.7	0.7
Naspers Ltd. Class N (South Africa, Media)	0.7	0.7
Valeant Pharmaceuticals International (Canada) (Canada, Pharmaceuticals)	0.7	0.0
	9.1
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.8	18.3
Consumer Discretionary	18.3	21.1
Information Technology	15.0	10.9
Health Care	15.0	12.0
Financials	14.0	14.8
Materials	8.5	11.1
Consumer Staples	6.0	9.2
Telecommunication Services	1.3	0.4
Energy	0.0	0.7

Semiannual Report

Fidelity International Capital Appreciation Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 3.6%
Amcor Ltd.	493,440	$ 5,283,245
CSL Ltd.	100,780	7,255,860
DuluxGroup Ltd.	1,041,175	5,215,501
Ramsay Health Care Ltd.	97,236	4,816,157
realestate.com.au Ltd.	138,466	5,175,231
SEEK Ltd.	375,778	4,832,294
Spotless Group Holdings Ltd.	2,980,977	5,378,511
Sydney Airport unit	1,140,402	4,864,244
Transurban Group unit	767,837	6,027,668
TOTAL AUSTRALIA		48,848,711
Bailiwick of Jersey - 1.5%
Shire PLC	99,600	8,093,857
Wolseley PLC	106,674	6,309,170
WPP PLC	290,200	6,767,899
TOTAL BAILIWICK OF JERSEY		21,170,926
Belgium - 1.2%
Anheuser-Busch InBev SA NV	93,589	11,394,306
Fagron NV	121,234	5,358,535
TOTAL BELGIUM		16,752,841
Bermuda - 0.8%
Invesco Ltd.	134,872	5,586,398
Signet Jewelers Ltd.	38,000	5,096,940
TOTAL BERMUDA		10,683,338
Brazil - 2.0%
BB Seguridade Participacoes SA	490,800	5,742,113
Cielo SA	418,760	5,829,103
Kroton Educacional SA	1,497,200	5,466,138
Qualicorp SA (a)	677,900	5,579,887
Smiles SA	317,200	5,358,695
TOTAL BRAZIL		27,975,936
Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	151,600	5,802,642
Canadian National Railway Co.	136,700	8,826,299
Canadian Pacific Railway Ltd.	38,907	7,417,967
CI Financial Corp.	173,300	5,093,426
Constellation Software, Inc.	13,900	5,449,399
Constellation Software, Inc. rights 9/15/15 (a)	14,000	4,177
Open Text Corp.	104,800	5,295,158
Stantec, Inc.	185,500	5,010,729
Valeant Pharmaceuticals International (Canada) (a)	43,900	9,519,732
TOTAL CANADA		52,419,529

	Shares	Value
Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR	65,230	$ 5,302,547
Tencent Holdings Ltd.	585,700	12,088,192
TOTAL CAYMAN ISLANDS		17,390,739
Denmark - 1.8%
Novo Nordisk A/S Series B sponsored ADR	223,420	12,571,843
Pandora A/S	61,600	6,367,070
Topdanmark A/S (a)	186,900	5,605,580
TOTAL DENMARK		24,544,493
Finland - 0.9%
Kone Oyj (B Shares)	130,000	5,592,813
Sampo Oyj (A Shares)	133,500	6,468,648
TOTAL FINLAND		12,061,461
France - 6.3%
Air Liquide SA	58,191	7,610,244
Bollore Group	937,700	5,359,000
Bureau Veritas SA	237,190	5,585,251
Christian Dior SA	27,649	5,405,409
Dassault Systemes SA	77,400	5,964,164
Essilor International SA	54,766	6,672,146
Ingenico SA	43,870	5,504,487
Korian-Medica	155,900	5,296,724
L'Oreal SA	40,100	7,652,720
Natixis SA	733,100	6,068,210
Publicis Groupe SA	72,707	6,097,977
Safran SA	86,400	6,313,019
Sodexo SA (a)	58,200	5,889,270
Zodiac Aerospace	175,480	6,444,199
TOTAL FRANCE		85,862,820
Germany - 3.7%
Bayer AG	94,530	13,605,950
CTS Eventim AG	165,498	5,639,901
Fresenius SE & Co. KGaA	117,700	7,002,319
Henkel AG & Co. KGaA	65,989	6,684,386
ProSiebenSat.1 Media AG	112,260	5,739,540
Symrise AG	99,300	6,020,899
Wirecard AG	126,800	5,568,948
TOTAL GERMANY		50,261,943
Hong Kong - 1.2%
AIA Group Ltd.	1,609,400	10,756,259
Techtronic Industries Co. Ltd.	1,539,500	5,472,286
TOTAL HONG KONG		16,228,545
India - 5.8%
Adani Ports & Special Economic Zone	1,095,059	5,472,047
Amara Raja Batteries Ltd. (a)	422,574	5,285,192
Asian Paints India Ltd.	275,467	3,305,073
Axis Bank Ltd. (a)	642,052	5,763,710
Common Stocks - continued
	Shares	Value
India - continued
Exide Industries Ltd.	2,069,949	$ 5,587,925
HCL Technologies Ltd.	403,317	5,588,570
HDFC Bank Ltd.	298,275	5,328,185
Housing Development Finance Corp. Ltd.	374,364	6,892,553
ICICI Bank Ltd. (a)	1,156,149	6,037,013
ITC Ltd. (a)	1,264,246	6,412,973
LIC Housing Finance Ltd.	829,820	5,615,689
Sun Pharmaceutical Industries Ltd. (a)	441,175	6,517,894
Tata Consultancy Services Ltd.	161,094	6,245,502
Titan Co. Ltd. (a)	899,084	5,486,328
TOTAL INDIA		79,538,654
Indonesia - 1.5%
PT ACE Hardware Indonesia Tbk	1,982,800	98,662
PT Bank Central Asia Tbk	6,017,800	6,255,727
PT Bank Rakyat Indonesia Tbk	6,803,900	6,101,858
PT Surya Citra Media Tbk	7,134,900	1,596,236
PT Tower Bersama Infrastructure Tbk	9,839,800	6,433,350
TOTAL INDONESIA		20,485,833
Ireland - 2.8%
Actavis PLC (a)	19,165	5,421,012
Allegion PlC	85,000	5,197,750
CRH PLC	228,500	6,385,083
Kerry Group PLC Class A	72,300	5,317,839
Kingspan Group PLC (Ireland)	256,269	5,084,419
Mallinckrodt PLC (a)	8,529	965,312
Perrigo Co. PLC	28,678	5,256,104
Ryanair Holdings PLC sponsored ADR	80,900	5,246,365
TOTAL IRELAND		38,873,884
Isle of Man - 0.4%
Playtech Ltd.	445,344	5,594,759
Israel - 1.5%
Check Point Software Technologies Ltd. (a)	64,800	5,409,504
Frutarom Industries Ltd.	127,200	5,418,583
Teva Pharmaceutical Industries Ltd. sponsored ADR	149,930	9,058,771
TOTAL ISRAEL		19,886,858
Italy - 0.8%
Atlantia SpA	197,082	5,542,926
Recordati SpA	267,700	5,334,151
TOTAL ITALY		10,877,077
Japan - 3.2%
Astellas Pharma, Inc.	440,900	6,865,121
Hoya Corp.	145,200	5,596,138
Kansai Paint Co. Ltd.	276,000	4,919,832
Keyence Corp.	11,350	6,059,187
Misumi Group, Inc.	130,600	4,901,174
Olympus Corp. (a)	147,500	5,311,475

	Shares	Value
OMRON Corp.	125,630	$ 5,768,686
SK Kaken Co. Ltd.	57,270	4,991,786
TOTAL JAPAN		44,413,399
Kenya - 0.7%
Kenya Commercial Bank Ltd.	7,157,400	4,728,726
Safaricom Ltd.	28,141,200	5,176,077
TOTAL KENYA		9,904,803
Mexico - 2.0%
Grupo Aeroportuario del Pacifico SA de CV Series B	745,000	5,304,155
Grupo Aeroportuario del Sureste SA de CV Series B	369,205	5,225,711
Grupo Aeroportuario Norte S.A.B. de CV	991,800	4,953,182
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	174,800	6,364,468
Megacable Holdings S.A.B. de CV unit	1,300,200	5,411,144
TOTAL MEXICO		27,258,660
Netherlands - 1.8%
IMCD Group BV	147,466	5,495,379
LyondellBasell Industries NV Class A	52,830	5,468,962
Reed Elsevier NV	327,948	7,909,260
Sensata Technologies Holding BV (a)	100,630	5,555,782
TOTAL NETHERLANDS		24,429,383
New Zealand - 0.4%
Ryman Healthcare Group Ltd.	885,761	5,509,865
Norway - 0.4%
Schibsted ASA (B Shares)	85,590	5,325,301
Philippines - 1.8%
Ayala Corp.	227,510	3,977,537
GT Capital Holdings, Inc.	180,005	5,067,495
International Container Terminal Services, Inc.	2,137,560	5,270,236
SM Investments Corp.	233,313	4,709,142
SM Prime Holdings, Inc.	12,208,900	5,106,311
TOTAL PHILIPPINES		24,130,721
South Africa - 2.3%
Aspen Pharmacare Holdings Ltd. (c)(d)	193,800	5,897,287
Discovery Ltd. (d)	453,881	5,039,286
FirstRand Ltd. (d)	1,050,000	5,015,992
Naspers Ltd. Class N (d)	61,100	9,609,745
Sanlam Ltd.	867,100	5,610,229
TOTAL SOUTH AFRICA		31,172,539
Spain - 1.3%
Aena SA	66,800	6,262,316
Amadeus IT Holding SA Class A	131,900	6,012,260
Grifols SA ADR	182,260	5,797,691
TOTAL SPAIN		18,072,267
Common Stocks - continued
	Shares	Value
Sweden - 1.2%
ASSA ABLOY AB (B Shares)	92,854	$ 5,386,815
Hexagon AB (B Shares)	157,100	5,819,020
HEXPOL AB (B Shares)	48,600	5,208,044
TOTAL SWEDEN		16,413,879
Switzerland - 4.4%
Compagnie Financiere Richemont SA Series A	100,647	8,970,965
Geberit AG (Reg.)	17,150	6,074,077
Givaudan SA	3,020	5,650,948
Novartis AG sponsored ADR	213,730	21,757,714
Partners Group Holding AG	17,290	5,419,309
Sika AG (Bearer)	1,820	6,246,871
TE Connectivity Ltd.	82,800	5,510,340
TOTAL SWITZERLAND		59,630,224
Taiwan - 1.4%
Delta Electronics, Inc.	880,000	5,315,745
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	560,900	13,708,396
TOTAL TAIWAN		19,024,141
Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	653,500	5,750,721
Turkey - 0.4%
TAV Havalimanlari Holding A/S	645,000	5,671,444
United Arab Emirates - 0.8%
DP World Ltd.	241,068	5,563,849
First Gulf Bank PJSC	1,364,861	5,666,870
TOTAL UNITED ARAB EMIRATES		11,230,719
United Kingdom - 16.3%
Aon PLC	54,830	5,276,291
Ashtead Group PLC	361,960	6,206,741
Associated British Foods PLC	159,600	6,967,857
Auto Trader Group PLC	1,310,100	5,442,580
Babcock International Group PLC	356,200	5,494,716
BCA Marketplace PLC	2,290,900	5,449,613
Berkeley Group Holdings PLC	144,900	5,579,039
Bunzl PLC	230,442	6,479,401
Burberry Group PLC	225,400	6,008,940
Capita Group PLC	335,000	5,863,573
Close Brothers Group PLC	210,500	4,920,533
Compass Group PLC	418,676	7,401,243
Dignity PLC	158,012	4,899,114
Diploma PLC	431,259	5,289,887
easyJet PLC	206,800	5,718,157
Essentra PLC	331,600	4,867,661
Exova Group Ltd. PLC	2,172,600	6,304,706
Halma PLC	482,700	5,257,027
Hikma Pharmaceuticals PLC	171,770	5,371,623
Howden Joinery Group PLC	695,190	4,948,932
Inchcape PLC	427,800	5,441,644

	Shares	Value
InterContinental Hotel Group PLC	142,100	$ 6,076,980
Intertek Group PLC	143,050	5,717,070
ITV PLC	1,446,746	5,617,017
Johnson Matthey PLC	113,594	5,807,929
London Stock Exchange Group PLC	153,554	5,977,154
Melrose PLC	1,287,002	5,222,642
Micro Focus International PLC	283,300	5,452,715
Persimmon PLC	212,700	5,522,616
Prudential PLC	391,528	9,748,086
Reckitt Benckiser Group PLC	94,330	8,395,789
Rightmove PLC	113,254	5,482,561
SABMiller PLC	130,900	6,928,916
Schroders PLC	103,404	5,128,668
Spire Healthcare Group PLC	1,068,870	5,234,780
St. James's Place Capital PLC	418,476	5,708,309
The Restaurant Group PLC	548,385	5,699,075
Whitbread PLC	75,405	6,054,974
TOTAL UNITED KINGDOM		222,964,559
United States of America - 18.8%
A.O. Smith Corp.	79,430	5,075,577
Affiliated Managers Group, Inc. (a)	23,600	5,336,668
Alliance Data Systems Corp. (a)	18,200	5,411,042
American Tower Corp.	53,630	5,069,644
AMETEK, Inc.	95,660	5,014,497
Amphenol Corp. Class A	90,692	5,021,616
AutoZone, Inc. (a)	7,610	5,118,943
Ball Corp.	66,300	4,867,083
Biogen, Inc. (a)	14,010	5,238,759
Broadridge Financial Solutions, Inc.	92,200	4,971,424
Cerner Corp. (a)	74,900	5,378,569
Colgate-Palmolive Co.	83,400	5,611,152
Constellation Brands, Inc. Class A (sub. vtg.) (a)	43,800	5,078,172
Danaher Corp.	61,661	5,048,803
Domino's Pizza, Inc.	48,530	5,233,961
Ecolab, Inc.	48,860	5,471,343
Fidelity National Information Services, Inc.	87,630	5,475,999
Fiserv, Inc. (a)	67,485	5,236,836
FleetCor Technologies, Inc. (a)	34,390	5,533,007
Gartner, Inc. Class A (a)	61,600	5,111,568
Global Payments, Inc.	51,500	5,164,420
Google, Inc. Class C (a)	9,980	5,362,653
Home Depot, Inc.	48,600	5,199,228
International Flavors & Fragrances, Inc.	47,700	5,473,575
L Brands, Inc.	57,000	5,093,520
MasterCard, Inc. Class A	60,330	5,442,369
McGraw Hill Financial, Inc.	53,015	5,529,465
McKesson Corp.	22,300	4,981,820
Mead Johnson Nutrition Co. Class A	57,400	5,505,808
Mettler-Toledo International, Inc. (a)	17,300	5,484,273
Middleby Corp. (a)	50,000	5,067,000
Moody's Corp.	47,740	5,133,005
Common Stocks - continued
	Shares	Value
United States of America - continued
NIKE, Inc. Class B	49,190	$ 4,861,940
Pall Corp.	53,800	5,235,816
PPG Industries, Inc.	24,293	5,382,357
Priceline Group, Inc. (a)	4,363	5,400,565
Roper Industries, Inc.	29,500	4,961,015
SBA Communications Corp. Class A (a)	47,100	5,455,122
ServiceMaster Global Holdings, Inc.	148,100	5,118,336
Sherwin-Williams Co.	18,960	5,270,880
SS&C Technologies Holdings, Inc.	84,800	5,102,416
Stericycle, Inc. (a)	40,800	5,443,944
The Walt Disney Co.	44,567	4,845,324
TJX Companies, Inc.	80,000	5,163,200
TransDigm Group, Inc.	25,400	5,388,102
Union Pacific Corp.	51,590	5,480,406
Valspar Corp.	64,630	5,241,493
Visa, Inc. Class A	80,998	5,349,918
Wyndham Worldwide Corp.	61,630	5,263,202
TOTAL UNITED STATES OF AMERICA		256,705,835
TOTAL COMMON STOCKS (Cost $1,162,941,015)		1,347,066,807
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Sartorius AG (non-vtg.) (Cost $3,315,537)	33,544	5,561,333
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $9,152,323)	9,152,323	$ 9,152,323
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,175,408,875)		1,361,780,463
NET OTHER ASSETS (LIABILITIES) - 0.4%		5,911,684
NET ASSETS - 100%		$ 1,367,692,147
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,963
Fidelity Securities Lending Cash Central Fund	98,874
Total	$ 108,837
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 250,316,357	$ 106,535,689	$ 143,780,668	$ -
Consumer Staples	81,752,560	28,410,747	53,341,813	-
Financials	190,774,947	118,601,542	72,173,405	-
Health Care	206,716,564	127,008,550	79,708,014	-
Industrials	284,925,899	158,278,448	126,647,451	-
Information Technology	206,969,872	126,841,709	80,128,163	-
Materials	114,107,392	56,398,095	57,709,297	-
Telecommunication Services	17,064,549	17,064,549	-	-
Money Market Funds	9,152,323	9,152,323	-	-
Total Investments in Securities:	$ 1,361,780,463	$ 748,291,652	$ 613,488,811	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 290,344,863
Level 2 to Level 1	$ 110,667,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,166,256,552)	$ 1,352,628,140
Fidelity Central Funds (cost $9,152,323)	9,152,323
Total Investments (cost $1,175,408,875)		$ 1,361,780,463
Foreign currency held at value (cost $2,527,376)		2,527,082
Receivable for investments sold Regular delivery		74,055,046
Delayed delivery		461,265
Receivable for fund shares sold		939,371
Dividends receivable		3,462,079
Distributions receivable from Fidelity Central Funds		26,094
Prepaid expenses		761
Other receivables		264,233
Total assets		1,443,516,394

Liabilities
Payable to custodian bank	$ 145,074
Payable for investments purchased Regular delivery	72,357,755
Delayed delivery	459,953
Payable for fund shares redeemed	1,008,365
Accrued management fee	956,801
Other affiliated payables	270,114
Other payables and accrued expenses	626,185
Total liabilities		75,824,247

Net Assets		$ 1,367,692,147
Net Assets consist of:
Paid in capital		$ 1,166,687,568
Undistributed net investment income		5,064,803
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,128,309
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		185,811,467
Net Assets, for 78,900,366 shares outstanding		$ 1,367,692,147
Net Asset Value, offering price and redemption price per share ($1,367,692,147 ÷ 78,900,366 shares)		$ 17.33

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 12,879,727
Income from Fidelity Central Funds		108,837
Income before foreign taxes withheld		12,988,564
Less foreign taxes withheld		(775,965)
Total income		12,212,599

Expenses
Management fee Basic fee	$ 4,443,992
Performance adjustment	905,109
Transfer agent fees	1,245,100
Accounting and security lending fees	290,598
Custodian fees and expenses	196,652
Independent trustees' compensation	2,420
Registration fees	46,201
Audit	48,803
Legal	1,836
Interest	259
Miscellaneous	4,380
Total expenses before reductions	7,185,350
Expense reductions	(53,439)	7,131,911
Net investment income (loss)		5,080,688
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $376,239)	13,986,879
Foreign currency transactions	(551,639)
Total net realized gain (loss)		13,435,240
Change in net unrealized appreciation (depreciation) on: Investment securities	59,338,128
Assets and liabilities in foreign currencies	29,251
Total change in net unrealized appreciation (depreciation)		59,367,379
Net gain (loss)		72,802,619
Net increase (decrease) in net assets resulting from operations		$ 77,883,307

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,080,688	$ 7,517,759
Net realized gain (loss)	13,435,240	86,370,479
Change in net unrealized appreciation (depreciation)	59,367,379	(27,496,716)
Net increase (decrease) in net assets resulting from operations	77,883,307	66,391,522
Distributions to shareholders from net investment income	(6,239,324)	(6,875,229)
Distributions to shareholders from net realized gain	(55,136,629)	-
Total distributions	(61,375,953)	(6,875,229)
Share transactions Proceeds from sales of shares	305,333,171	277,015,834
Reinvestment of distributions	49,986,231	5,201,557
Cost of shares redeemed	(149,897,270)	(135,947,685)
Net increase (decrease) in net assets resulting from share transactions	205,422,132	146,269,706
Redemption fees	18,669	12,815
Total increase (decrease) in net assets	221,948,155	205,798,814
Net Assets
Beginning of period	1,145,743,992	939,945,178
End of period (including undistributed net investment income of $5,064,803 and undistributed net investment income of $6,223,439, respectively)	$ 1,367,692,147	$ 1,145,743,992
Other Information Shares
Sold	18,181,003	16,581,689
Issued in reinvestment of distributions	2,996,776	321,879
Redeemed	(8,825,650)	(8,102,392)
Net increase (decrease)	12,352,129	8,801,176

Financial Highlights - Fidelity International Capital Appreciation Fund

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.22	$ 16.28	$ 13.12	$ 11.89	$ 12.63	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.07	.13	.13	.12	.13G	.12
Net realized and unrealized gain (loss)	.95	.93	3.16	1.24	(.62)	1.92
Total from investment operations	1.02	1.06	3.29	1.36	(.49)	2.04
Distributions from net investment income	(.09)	(.12)	(.13)	(.12)	(.15)	(.07)
Distributions from net realized gain	(.81)	-	-	(.01)	(.10)	(.12)
Total distributions	(.91) J	(.12)	(.13)	(.13)	(.25)	(.19)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.33	$ 17.22	$ 16.28	$ 13.12	$ 11.89	$ 12.63
Total ReturnB, C	6.10%	6.55%	25.24%	11.57%	(4.03)%	19.12%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.13%A	1.14%	1.17%	1.22%	1.16%	1.04%
Expenses net of fee waivers, if any	1.13%A	1.14%	1.17%	1.22%	1.16%	1.04%
Expenses net of all reductions	1.12%A	1.14%	1.12%	1.19%	1.09%	.87%
Net investment income (loss)	.80%A	.74%	.87%	1.01%	1.02%G	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,367,692	$ 1,145,744	$ 939,945	$ 730,515	$ 555,568	$ 627,129
Portfolio turnover rateF	177%A	178%	136%	127%	254%	480%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share. J Total distributions of $.91 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.813 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 197,783,924
Gross unrealized depreciation	(13,569,686)
Net unrealized appreciation (depreciation) on securities and other investments	$ 184,214,238

Tax cost	$ 1,177,566,225

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,258,957,340 and $1,107,935,969, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,422 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,784,250.34%		$ 259

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $959 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $98,874. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $52,662 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $777.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 16% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Overseas	1.05%
Actual		$ 1,000.00	$ 1,107.10	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class K	.92%
Actual		$ 1,000.00	$ 1,107.70	$ 4.81
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom	27.2%
Japan	18.3%
Switzerland	7.2%
Germany	7.1%
France	6.6%
United States of America*	6.0%
Bailiwick of Jersey	3.7%
Sweden	3.6%
Australia	2.9%
Other	17.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United Kingdom	23.0%
Japan	18.6%
Switzerland	8.6%
Germany	8.3%
United States of America*	8.2%
France	6.0%
Sweden	4.7%
Australia	4.0%
Bailiwick of Jersey	3.2%
Other	15.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	95.6
Short-Term Investments and Net Other Assets (Liabilities)	2.1	4.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.3	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	2.4
Sanofi SA (France, Pharmaceuticals)	1.6	1.4
Bayer AG (Germany, Pharmaceuticals)	1.5	1.8
Prudential PLC (United Kingdom, Insurance)	1.3	1.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.4
Total SA (France, Oil, Gas & Consumable Fuels)	1.3	1.4
Lloyds Banking Group PLC (United Kingdom, Banks)	1.2	1.2
UBS Group AG (Switzerland, Capital Markets)	1.2	1.1
BT Group PLC (United Kingdom, Diversified Telecommunication Services)	1.2	0.9
	15.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	20.1
Health Care	16.2	15.3
Consumer Discretionary	15.0	14.7
Industrials	12.9	11.1
Information Technology	10.3	9.9
Consumer Staples	10.3	13.1
Materials	4.7	5.9
Telecommunication Services	3.9	3.2
Energy	2.1	2.3

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 2.9%
Ansell Ltd.	516,634	$ 10,666,592
Austbrokers Holdings Ltd.	2,312,435	15,627,734
Australia & New Zealand Banking Group Ltd.	1,343,842	36,146,644
Flight Centre Travel Group Ltd. (d)	611,208	21,006,199
Life Healthcare Group Ltd.	1,346,638	3,474,058
Spotless Group Holdings Ltd.	12,630,070	22,788,157
TOTAL AUSTRALIA		109,709,384
Austria - 0.4%
Andritz AG	285,300	16,703,391
Bailiwick of Jersey - 3.7%
Delphi Automotive PLC	228,100	18,932,300
Experian PLC	441,894	7,892,350
Regus PLC	5,248,370	20,045,203
Shire PLC	362,200	29,433,683
Wolseley PLC	425,906	25,189,958
WPP PLC	1,703,633	39,731,273
TOTAL BAILIWICK OF JERSEY		141,224,767
Belgium - 2.4%
Anheuser-Busch InBev SA NV	412,412	50,210,480
KBC Groep NV	658,382	43,317,116
TOTAL BELGIUM		93,527,596
Canada - 1.0%
Constellation Software, Inc.	63,600	24,933,941
Constellation Software, Inc. rights 9/15/15 (a)	6,360	1,898
Open Text Corp.	278,500	14,071,579
TOTAL CANADA		39,007,418
Cayman Islands - 0.8%
Lifestyle International Holdings Ltd.	5,203,500	9,734,890
Shenzhou International Group Holdings Ltd.	4,292,000	20,240,189
TOTAL CAYMAN ISLANDS		29,975,079
China - 0.3%
Zhengzhou Yutong Bus Co. Ltd.	2,607,134	12,870,066
Denmark - 0.3%
NNIT A/S	432,547	10,097,219
France - 6.6%
ALTEN	270,300	13,194,072
AXA SA (d)	1,145,100	28,954,829
Christian Dior SA	118,597	23,185,840
Ipsen SA	358,100	20,564,981
Kering SA (d)	89,600	16,570,337
Sanofi SA	608,432	61,932,604
Sodexo SA (a)	208,500	21,098,157

	Shares	Value
Total SA	883,900	$ 47,863,152
Zodiac Aerospace	528,100	19,393,559
TOTAL FRANCE		252,757,531
Germany - 5.4%
adidas AG (d)	321,700	26,358,789
Bayer AG	404,397	58,205,915
CompuGroup Medical AG	462,500	13,220,005
Continental AG (d)	99,100	23,224,563
Deutsche Post AG	1,032,481	33,997,796
Fresenius SE & Co. KGaA	624,500	37,153,340
Gerry Weber International AG (Bearer) (d)	510,500	16,686,040
TOTAL GERMANY		208,846,448
Ireland - 2.8%
Accenture PLC Class A	195,400	18,103,810
Actavis PLC (a)	79,600	22,515,656
DCC PLC (United Kingdom)	307,600	19,567,544
Kerry Group PLC Class A	401,964	29,565,417
United Drug PLC (United Kingdom)	2,088,200	16,983,342
TOTAL IRELAND		106,735,769
Israel - 1.4%
Frutarom Industries Ltd.	446,972	19,040,526
Teva Pharmaceutical Industries Ltd. sponsored ADR	549,800	33,218,916
TOTAL ISRAEL		52,259,442
Italy - 1.0%
Mediaset SpA	3,792,800	19,493,529
Recordati SpA	970,400	19,336,049
TOTAL ITALY		38,829,578
Japan - 18.3%
ACOM Co. Ltd. (a)(d)	2,790,000	9,263,773
Ai Holdings Corp.	587,800	10,689,342
Arc Land Sakamoto Co. Ltd.	472,300	11,392,333
Astellas Pharma, Inc.	2,349,900	36,589,586
Broadleaf Co. Ltd.	550,400	8,581,133
Daikin Industries Ltd.	296,000	19,941,238
Daito Trust Construction Co. Ltd.	165,100	19,225,995
Dentsu, Inc.	488,700	22,780,605
Fukuda Denshi Co. Ltd.	144,100	8,251,081
GMO Internet, Inc.	1,428,700	17,960,432
Hoya Corp.	867,900	33,449,644
Isuzu Motors Ltd.	1,429,600	18,947,654
Japan Tobacco, Inc.	1,064,900	37,187,228
KDDI Corp.	1,331,700	31,511,141
Keyence Corp.	46,290	24,711,876
Leopalace21 Corp. (a)	1,623,500	9,363,469
Makita Corp.	371,600	18,544,429
Meitec Corp.	416,500	13,412,522
Miraca Holdings, Inc.	392,700	19,756,522
Misumi Group, Inc.	462,900	17,371,772
Common Stocks - continued
	Shares	Value
Japan - continued
Nakanishi, Inc.	378,700	$ 14,032,620
NGK Spark Plug Co. Ltd.	989,500	27,709,307
Nitori Holdings Co. Ltd.	246,500	18,958,086
OBIC Co. Ltd.	397,100	16,610,936
Olympus Corp. (a)	719,300	25,901,994
OMRON Corp.	576,300	26,462,581
ORIX Corp.	2,212,200	34,020,098
Roland DG Corp.	289,400	7,746,622
Seven Bank Ltd.	4,318,200	23,265,906
Shinsei Bank Ltd.	8,485,000	17,362,963
Ship Healthcare Holdings, Inc.	700,600	17,122,782
SoftBank Corp.	406,100	25,385,454
Software Service, Inc.	108,400	4,299,570
Sundrug Co. Ltd.	370,000	18,567,580
Tsuruha Holdings, Inc.	310,000	22,483,909
VT Holdings Co. Ltd.	2,992,200	15,013,658
TOTAL JAPAN		703,875,841
Luxembourg - 1.3%
Altice SA (a)	174,529	18,455,408
Eurofins Scientific SA	52,159	14,692,396
Grand City Properties SA (a)	818,700	15,518,085
TOTAL LUXEMBOURG		48,665,889
Netherlands - 2.2%
Arcadis NV	508,100	16,083,408
IMCD Group BV	788,100	29,368,860
ING Groep NV (Certificaten Van Aandelen)	2,479,100	38,033,249
TOTAL NETHERLANDS		83,485,517
New Zealand - 0.4%
EBOS Group Ltd.	1,913,519	13,918,502
Norway - 0.5%
Telenor ASA	878,200	19,834,312
South Africa - 0.2%
EOH Holdings Ltd.	715,781	9,717,233
Spain - 1.3%
Amadeus IT Holding SA Class A	783,200	35,699,789
CaixaBank SA	2,504,942	12,563,671
TOTAL SPAIN		48,263,460
Sweden - 3.6%
Alfa Laval AB (d)	762,900	14,240,220
HEXPOL AB (B Shares)	199,500	21,378,698
Nordea Bank AB	2,983,000	37,899,462
Svenska Cellulosa AB (SCA) (B Shares)	993,800	25,138,142
Svenska Handelsbanken AB (A Shares)	451,800	20,854,622
Swedbank AB (A Shares)	801,900	18,646,331
TOTAL SWEDEN		138,157,475
Switzerland - 7.2%
EFG International	960,000	14,090,872

	Shares	Value
Nestle SA	1,125,370	$ 87,310,954
Roche Holding AG (participation certificate)	284,880	81,519,863
Sika AG (Bearer)	6,030	20,697,051
Syngenta AG (Switzerland)	83,269	27,864,290
UBS Group AG	2,277,516	45,498,698
TOTAL SWITZERLAND		276,981,728
Taiwan - 1.1%
King's Town Bank	11,305,899	11,610,087
St.Shine Optical Co. Ltd.	918,000	16,276,171
Taiwan Semiconductor Manufacturing Co. Ltd.	3,354,000	16,147,070
TOTAL TAIWAN		44,033,328
United Kingdom - 27.2%
Aberdeen Asset Management PLC	2,945,300	21,387,220
Aldermore Group PLC	3,979,000	14,281,481
Ashmore Group PLC (d)	3,572,300	16,887,329
Barclays PLC	7,794,341	30,494,991
British American Tobacco PLC (United Kingdom)	733,500	40,301,160
BT Group PLC	6,472,700	45,144,427
Capita Group PLC	1,259,400	22,043,535
Cineworld Group PLC	2,778,900	20,755,551
Close Brothers Group PLC	770,600	18,013,123
Dechra Pharmaceuticals PLC	455,395	7,115,335
Diageo PLC	1,486,588	41,271,216
Diploma PLC	1,681,725	20,628,290
Elementis PLC	3,645,800	16,965,934
Essentra PLC	1,429,700	20,987,018
Exova Group Ltd. PLC	5,083,535	14,751,999
Hikma Pharmaceuticals PLC	548,609	17,156,202
Hilton Food Group PLC	1,120,800	7,386,529
Howden Joinery Group PLC	3,415,000	24,310,767
HSBC Holdings PLC (United Kingdom)	3,697,200	36,933,198
IMI PLC	1,006,899	19,294,787
Indivior PLC (a)	442,700	1,348,913
Intertek Group PLC	508,500	20,322,476
ITV PLC	6,807,000	26,428,298
Johnson Matthey PLC	443,200	22,660,300
Lloyds Banking Group PLC	39,229,000	46,458,055
London Stock Exchange Group PLC	887,045	34,528,598
Melrose PLC	4,050,285	16,436,019
Micro Focus International PLC	961,900	18,513,825
Next PLC	244,900	27,534,223
Provident Financial PLC	476,700	21,988,462
Prudential PLC	2,038,123	50,744,260
Reckitt Benckiser Group PLC	442,700	39,402,268
Rio Tinto PLC	797,700	35,697,959
Rolls-Royce Group PLC	1,365,066	21,763,123
Royal Dutch Shell PLC Class A (United Kingdom)	958,400	30,218,608
Schroders PLC	540,400	26,802,947
Senior Engineering Group PLC	3,626,200	17,412,416
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Shawbrook Group Ltd.	2,289,800	$ 10,806,561
Sinclair Pharma PLC (a)	9,532,300	6,062,771
Spectris PLC	511,400	16,807,489
Spirax-Sarco Engineering PLC	341,807	17,692,979
St. James's Place Capital PLC	2,544,705	34,711,581
The Restaurant Group PLC	1,733,200	18,012,232
Vodafone Group PLC	7,172,232	25,269,270
TOTAL UNITED KINGDOM		1,043,733,725
United States of America - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	345,700	20,237,278
Fidelity National Information Services, Inc.	369,500	23,090,055
Google, Inc. Class C (a)	34,193	18,373,267
Huron Consulting Group, Inc. (a)	249,500	15,124,690
McGraw Hill Financial, Inc.	287,100	29,944,530
MSCI, Inc. Class A	309,700	18,950,543
Total System Services, Inc.	607,900	24,048,524
TOTAL UNITED STATES OF AMERICA		149,768,887
TOTAL COMMON STOCKS (Cost $3,098,702,576)		3,692,979,585
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
Henkel AG & Co. KGaA	289,100	33,581,123
Volkswagen AG (d)	115,368	29,701,003
TOTAL GERMANY		63,282,126

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC	192,474,306	$ 295,448
Rolls-Royce Group PLC (C Shares) (a)	277,614,784	426,139
TOTAL UNITED KINGDOM		721,587
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $51,000,307)		64,003,713
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.15% (b)	60,064,747	60,064,747
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	151,483,514	151,483,514
TOTAL MONEY MARKET FUNDS (Cost $211,548,261)		211,548,261
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $3,361,251,144)		3,968,531,559
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(130,812,469)
NET ASSETS - 100%		$ 3,837,719,090
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,108
Fidelity Securities Lending Cash Central Fund	739,349
Total	$ 800,457
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 573,448,459	$ 69,913,578	$ 503,534,881	$ -
Consumer Staples	395,218,778	-	395,218,778	-
Energy	78,081,760	-	78,081,760	-
Financials	864,196,483	112,279,538	751,916,945	-
Health Care	620,846,668	100,069,895	520,776,773	-
Industrials	493,602,374	51,504,500	442,097,874	-
Information Technology	399,152,396	152,577,585	246,574,811	-
Materials	185,291,776	19,040,526	166,251,250	-
Telecommunication Services	147,144,604	-	147,144,604	-
Money Market Funds	211,548,261	211,548,261	-	-
Total Investments in Securities:	$ 3,968,531,559	$ 716,933,883	$ 3,251,597,676	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,183,296,102
Level 2 to Level 1	$ 111,247,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $144,416,930) - See accompanying schedule: Unaffiliated issuers (cost $3,149,702,883)	$ 3,756,983,298
Fidelity Central Funds (cost $211,548,261)	211,548,261
Total Investments (cost $3,361,251,144)		$ 3,968,531,559
Foreign currency held at value (cost $646,194)		654,635
Receivable for investments sold		5,750,309
Receivable for fund shares sold		4,256,968
Dividends receivable		17,921,893
Distributions receivable from Fidelity Central Funds		167,877
Prepaid expenses		2,653
Other receivables		294,052
Total assets		3,997,579,946

Liabilities
Payable for investments purchased	$ 3,550,402
Payable for fund shares redeemed	1,293,513
Accrued management fee	2,564,138
Other affiliated payables	595,011
Other payables and accrued expenses	374,278
Collateral on securities loaned, at value	151,483,514
Total liabilities		159,860,856

Net Assets		$ 3,837,719,090
Net Assets consist of:
Paid in capital		$ 4,506,989,490
Undistributed net investment income		19,989,091
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,296,606,805)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		607,347,314
Net Assets		$ 3,837,719,090

Overseas: Net Asset Value, offering price and redemption price per share ($3,124,424,399 ÷ 73,565,836 shares)		$ 42.47

Class K: Net Asset Value, offering price and redemption price per share ($713,294,691 ÷ 16,833,379 shares)		$ 42.37

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 43,552,361
Interest		17
Income from Fidelity Central Funds		800,457
Income before foreign taxes withheld		44,352,835
Less foreign taxes withheld		(3,121,517)
Total income		41,231,318

Expenses
Management fee Basic fee	$ 11,814,736
Performance adjustment	2,492,425
Transfer agent fees	2,650,190
Accounting and security lending fees	744,090
Custodian fees and expenses	153,162
Independent trustees' compensation	6,925
Appreciation in deferred trustee compensation account	138
Registration fees	51,507
Audit	51,904
Legal	9,739
Miscellaneous	14,816
Total expenses before reductions	17,989,632
Expense reductions	(91,074)	17,898,558
Net investment income (loss)		23,332,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,557,972
Foreign currency transactions	(482,155)
Total net realized gain (loss)		70,075,817
Change in net unrealized appreciation (depreciation) on: Investment securities	269,262,986
Assets and liabilities in foreign currencies	340,269
Total change in net unrealized appreciation (depreciation)		269,603,255
Net gain (loss)		339,679,072
Net increase (decrease) in net assets resulting from operations		$ 363,011,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,332,760	$ 61,848,023
Net realized gain (loss)	70,075,817	127,905,467
Change in net unrealized appreciation (depreciation)	269,603,255	(174,623,095)
Net increase (decrease) in net assets resulting from operations	363,011,832	15,130,395
Distributions to shareholders from net investment income	(58,590,247)	(32,103,977)
Distributions to shareholders from net realized gain	-	(10,805,389)
Total distributions	(58,590,247)	(42,909,366)
Share transactions - net increase (decrease)	167,792,260	955,824,325
Redemption fees	21,533	26,526
Total increase (decrease) in net assets	472,235,378	928,071,880

Net Assets
Beginning of period	3,365,483,712	2,437,411,832
End of period (including undistributed net investment income of $19,989,091 and undistributed net investment income of $55,246,578, respectively)	$ 3,837,719,090	$ 3,365,483,712

Financial Highlights - Overseas

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.02	$ 39.22	$ 31.35	$ 29.28	$ 31.56	$ 30.13
Income from Investment Operations
Net investment income (loss) D	.26	.77G	.54	.73	.47	.42
Net realized and unrealized gain (loss)	3.86	(.28)	8.10	2.19	(2.27)	1.49
Total from investment operations	4.12	.49	8.64	2.92	(1.80)	1.91
Distributions from net investment income	(.67)	(.51)	(.77)	(.83)	(.48)	(.47)
Distributions from net realized gain	-	(.18)	-	(.02)	-	(.01)
Total distributions	(.67)	(.69)	(.77)	(.85)	(.48)	(.48)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 42.47	$ 39.02	$ 39.22	$ 31.35	$ 29.28	$ 31.56
Total ReturnB, C	10.71%	1.27%	28.17%	10.37%	(5.83)%	6.33%
Ratios to Average Net Assets E, H
Expenses before reductions	1.05%A	1.04%	1.09%	.69%	.73%	.89%
Expenses net of fee waivers, if any	1.05%A	1.04%	1.09%	.69%	.73%	.89%
Expenses net of all reductions	1.04%A	1.04%	1.06%	.67%	.67%	.85%
Net investment income (loss)	1.30%A	1.93%G	1.54%	2.52%	1.44%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$3,124,424	$ 2,738,667	$ 1,874,922	$ 1,639,725	$ 2,215,717	$ 5,548,689
Portfolio turnover rateF	38% A	41%	42%	90%	77%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.17	$ 31.32	$ 29.29	$ 31.59	$ 30.16
Income from Investment Operations
Net investment income (loss) D	.28	.82G	.60	.79	.52	.47
Net realized and unrealized gain (loss)	3.85	(.28)	8.08	2.18	(2.27)	1.50
Total from investment operations	4.13	.54	8.68	2.97	(1.75)	1.97
Distributions from net investment income	(.72)	(.58)	(.83)	(.92)	(.55)	(.53)
Distributions from net realized gain	-	(.18)	-	(.02)	-	(.01)
Total distributions	(.72)	(.75) J	(.83)	(.94)	(.55)	(.54)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 42.37	$ 38.96	$ 39.17	$ 31.32	$ 29.29	$ 31.59
Total ReturnB, C	10.77%	1.41%	28.37%	10.59%	(5.67)%	6.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.92%A	.90%	.93%	.51%	.56%	.69%
Expenses net of fee waivers, if any	.92%A	.90%	.92%	.51%	.55%	.69%
Expenses net of all reductions	.91%A	.90%	.90%	.48%	.50%	.66%
Net investment income (loss)	1.43%A	2.06%G	1.71%	2.70%	1.61%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 713,295	$ 626,817	$ 562,490	$ 265,484	$ 291,323	$ 368,004
Portfolio turnover rateF	38% A	41%	42%	90%	77%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 681,373,309
Gross unrealized depreciation	(74,519,891)
Net unrealized appreciation (depreciation) on securities and other investments	$ 606,853,418

Tax cost	$ 3,361,678,141

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (416,712,808)
2017	(939,719,765)
Total capital loss carryforward	$ (1,356,432,573)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $840,336,584 and $642,864,527, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Overseas	$ 2,494,049.18
Class K	156,141.05
	$ 2,650,190

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $201 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $34,709.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,694 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $739,349.During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $89,724 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Overseas expenses during the period in the amount of $1,350.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Overseas	$ 46,955,858	$ 24,366,946
Class K	11,634,389	7,737,031
Total	$ 58,590,247	$ 32,103,977
From net realized gain
Overseas	$ -	$ 8,423,730
Class K	-	2,381,659
Total	$ -	$ 10,805,389

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Overseas
Shares sold	9,174,029	31,652,887	$ 375,803,453	$ 1,257,674,661
Reinvestment of distributions	1,181,068	829,932	46,087,250	32,043,709
Shares redeemed	(6,973,025)	(10,108,288)	(281,542,382)	(404,187,270)
Net increase (decrease)	3,382,072	22,374,531	$ 140,348,321	$ 885,531,100
Class K
Shares sold	2,421,846	5,550,150	$ 95,635,234	$ 222,847,172
Reinvestment of distributions	298,984	262,825	11,634,389	10,118,690
Shares redeemed	(1,976,332)	(4,085,651)	(79,825,684)	(162,672,637)
Net increase (decrease)	744,498	1,727,324	$ 27,443,939	$ 70,293,225

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund. In addition, at the end of the period Strategic Advisers International Fund was the owner of record of approximately 17% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.24%
Actual		$ 1,000.00	$ 1,044.40	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.55%
Actual		$ 1,000.00	$ 1,042.60	$ 7.85
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.06%
Actual		$ 1,000.00	$ 1,040.00	$ 10.42
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.03%
Actual		$ 1,000.00	$ 1,040.30	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Worldwide	.95%
Actual		$ 1,000.00	$ 1,046.10	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,045.70	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America*	51.8%
United Kingdom	7.9%
Japan	6.6%
Ireland	4.7%
France	3.6%
Switzerland	2.8%
Germany	2.7%
Netherlands	2.7%
Belgium	1.6%
Other	15.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United States of America*	58.1%
Japan	7.1%
United Kingdom	6.5%
Ireland	3.3%
Germany	2.7%
Switzerland	2.5%
France	2.1%
Australia	1.8%
Sweden	1.7%
Other	14.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	98.5
Other Investments	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	2.7	1.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America, Diversified Financial Services)	3.6	3.7
Adobe Systems, Inc. (United States of America, Software)	2.6	2.9
CVS Health Corp. (United States of America, Food & Staples Retailing)	2.3	2.1
Actavis PLC (Ireland, Pharmaceuticals)	2.1	1.1
Zebra Technologies Corp. Class A (United States of America, Electronic Equipment & Components)	1.9	1.0
Ameriprise Financial, Inc. (United States of America, Capital Markets)	1.8	2.8
Gilead Sciences, Inc. (United States of America, Biotechnology)	1.7	1.7
Facebook, Inc. Class A (United States of America, Internet Software & Services)	1.3	1.4
Visa, Inc. Class A (United States of America, IT Services)	1.2	0.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.1	0.5
	19.6
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	19.6
Health Care	17.6	15.0
Information Technology	16.8	18.0
Consumer Discretionary	13.1	10.4
Consumer Staples	11.2	8.7
Industrials	7.2	11.1
Energy	6.6	7.2
Telecommunication Services	3.1	2.1
Materials	1.4	3.9
Utilities	1.4	1.4

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.2%
Ansell Ltd.	120,679	$ 2,491,577
Australia & New Zealand Banking Group Ltd.	277,691	7,469,329
Flight Centre Travel Group Ltd.	42,564	1,462,854
G8 Education Ltd. (e)	384,605	1,098,729
Greencross Ltd. (e)	73,412	386,329
Mantra Group Ltd.	352,523	1,004,289
Ramsay Health Care Ltd.	80,656	3,994,940
Spotless Group Holdings Ltd.	1,248,598	2,252,818
TOTAL AUSTRALIA		20,160,865
Austria - 0.1%
Andritz AG	28,200	1,651,019
Bailiwick of Jersey - 1.0%
MySale Group PLC (e)	608,400	511,073
Regus PLC	206,500	788,690
Shire PLC	110,200	8,955,251
Wizz Air Holdings PLC	17,000	369,994
Wolseley PLC	94,904	5,613,041
TOTAL BAILIWICK OF JERSEY		16,238,049
Belgium - 1.6%
Anheuser-Busch InBev SA NV	86,511	10,532,571
Anheuser-Busch InBev SA NV ADR	72,000	8,642,880
KBC Groep NV	120,727	7,943,026
TOTAL BELGIUM		27,118,477
Bermuda - 0.7%
BW Offshore Ltd.	560,800	417,795
Haier Electronics Group Co. Ltd.	224,000	645,941
PAX Global Technology Ltd. (a)	4,249,000	6,194,876
Signet Jewelers Ltd.	8,000	1,073,040
Travelport Worldwide Ltd.	200,900	3,180,247
TOTAL BERMUDA		11,511,899
Canada - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	52,000	1,990,352
Constellation Software, Inc.	14,600	5,723,829
Constellation Software, Inc. rights 9/15/15 (a)	7,900	2,357
IMAX Corp. (a)	34,000	1,270,240
Imperial Oil Ltd.	59,200	2,609,412
Potash Corp. of Saskatchewan, Inc.	52,600	1,717,729
PrairieSky Royalty Ltd. (e)	97,200	2,669,073
Suncor Energy, Inc.	39,400	1,283,072
TransForce, Inc.	90,200	2,037,257
TOTAL CANADA		19,303,321
Cayman Islands - 0.6%
Alibaba Group Holding Ltd. sponsored ADR	26,800	2,178,572
Lee's Pharmaceutical Holdings Ltd.	433,629	804,535
Value Partners Group Ltd.	300,000	557,380

	Shares	Value
Vipshop Holdings Ltd. ADR (a)	127,000	$ 3,592,830
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	53,700	2,318,229
TOTAL CAYMAN ISLANDS		9,451,546
China - 0.4%
Daqin Railway Co. Ltd. (A Shares)	218,500	492,108
Inner Mongoli Yili Industries Co. Ltd.	396,200	2,328,860
Jiangsu Hengrui Medicine Co. Ltd.	271,600	2,496,278
Kweichow Moutai Co. Ltd.	38,000	1,545,228
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	68,359	315,752
TOTAL CHINA		7,178,226
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	10,693
Denmark - 0.6%
Novo Nordisk A/S Series B	139,580	7,836,115
Vestas Wind Systems A/S	34,000	1,542,154
TOTAL DENMARK		9,378,269
Egypt - 0.0%
Edita Food Industries SAE GDR (a)(f)	10,500	165,593
Finland - 0.3%
Sampo Oyj (A Shares)	99,200	4,806,666
France - 3.6%
Accor SA	99,500	5,456,066
Air Liquide SA	27,000	3,531,072
AXA SA	182,600	4,617,197
BNP Paribas SA	46,600	2,942,851
Cap Gemini SA	26,200	2,334,303
Havas SA	324,941	2,710,252
Ingenico SA	25,666	3,220,382
Numericable Group SA (a)	58,465	3,245,977
Rexel SA	80,110	1,509,805
Safran SA	39,500	2,886,160
Schneider Electric SA	36,800	2,750,742
Sodexo SA (a)	27,200	2,752,374
SR Teleperformance SA	18,900	1,418,713
Total SA	226,015	12,238,704
Total SA sponsored ADR	46,000	2,488,600
Unibail-Rodamco	9,900	2,733,494
Zodiac Aerospace	73,400	2,695,488
TOTAL FRANCE		59,532,180
Germany - 2.3%
Aareal Bank AG	63,891	2,748,061
Bayer AG	26,700	3,843,001
Beiersdorf AG	15,300	1,330,881
Continental AG	18,900	4,429,306
Deutsche Annington Immobilien SE	50,700	1,701,752
Deutsche Boerse AG	28,600	2,369,906
Deutsche Telekom AG	208,000	3,823,176
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	29,600	$ 1,760,991
GEA Group AG	56,776	2,726,721
KION Group AG	95,589	4,240,798
LEG Immobilien AG	59,550	4,620,323
ProSiebenSat.1 Media AG	74,400	3,803,864
TOTAL GERMANY		37,398,780
Greece - 0.1%
Folli Follie SA	59,300	1,788,116
Hong Kong - 1.3%
AIA Group Ltd.	1,737,400	11,611,733
Hutchison Whampoa Ltd.	117,000	1,723,929
Lenovo Group Ltd.	200,000	345,782
Techtronic Industries Co. Ltd.	2,162,500	7,686,793
TOTAL HONG KONG		21,368,237
India - 1.5%
Bharti Infratel Ltd.	702,057	4,433,449
Edelweiss Financial Services Ltd. (a)	1,102,262	1,072,815
HDFC Bank Ltd. sponsored ADR	12,400	704,816
Housing Development Finance Corp. Ltd.	454,567	8,369,200
Info Edge India Ltd.	111,442	1,348,664
Lupin Ltd.	129,437	3,610,415
Sun Pharmaceutical Industries Ltd. (a)	116,622	1,722,967
The Jammu & Kashmir Bank Ltd.	460,230	695,621
Titan Co. Ltd. (a)	144,739	883,216
Yes Bank Ltd.	202,552	2,675,664
TOTAL INDIA		25,516,827
Indonesia - 0.2%
PT Bank Central Asia Tbk	1,366,000	1,420,008
PT Bank Rakyat Indonesia Tbk	1,377,400	1,235,277
TOTAL INDONESIA		2,655,285
Ireland - 4.6%
Actavis PLC (a)	121,400	34,339,204
Alkermes PLC (a)	131,488	7,280,491
Bank of Ireland (a)	3,692,100	1,412,742
Endo Health Solutions, Inc. (a)	35,000	2,942,275
Glanbia PLC	156,100	2,893,007
Greencore Group PLC	2,008,941	10,901,682
James Hardie Industries PLC CDI	30,475	352,340
Kerry Group PLC Class A	59,000	4,339,592
Medtronic PLC	151,000	11,241,950
Prothena Corp. PLC (a)	6,300	204,183
TOTAL IRELAND		75,907,466
Isle of Man - 0.1%
Optimal Payments PLC (a)	157,693	716,610
Optimal Payments PLC rights 5/1/15 (a)	252,488	536,027
Playtech Ltd.	59,829	751,619
TOTAL ISLE OF MAN		2,004,256

	Shares	Value
Israel - 0.7%
Bezeq The Israel Telecommunication Corp. Ltd.	1,579,900	$ 2,995,657
Frutarom Industries Ltd.	66,100	2,815,789
Teva Pharmaceutical Industries Ltd. sponsored ADR	94,000	5,679,480
TOTAL ISRAEL		11,490,926
Italy - 1.1%
De Longhi SpA	168,300	3,795,898
Intesa Sanpaolo SpA	1,124,300	3,777,090
Mediaset SpA	967,800	4,974,119
Telecom Italia SpA (a)(e)	2,866,200	3,382,885
World Duty Free SpA (a)	159,397	1,779,399
TOTAL ITALY		17,709,391
Japan - 6.6%
A/S One Corp.	67,300	2,160,670
ACOM Co. Ltd. (a)(e)	678,600	2,253,189
Aozora Bank Ltd.	678,000	2,536,018
Astellas Pharma, Inc.	527,200	8,208,873
Broadleaf Co. Ltd.	112,100	1,747,720
Coca-Cola Central Japan Co. Ltd.	98,800	1,846,284
Daiichikosho Co. Ltd.	23,800	767,592
Dentsu, Inc.	57,100	2,661,700
Don Quijote Holdings Co. Ltd.	35,500	2,708,451
Fanuc Corp.	3,000	659,888
Hitachi Ltd.	409,000	2,790,567
Hoya Corp.	147,000	5,665,512
Japan Exchange Group, Inc.	116,500	3,365,938
Japan Tobacco, Inc.	58,300	2,035,886
KDDI Corp.	324,000	7,666,599
Keyence Corp.	7,660	4,089,284
Kyocera Corp.	7,000	365,410
Misumi Group, Inc.	48,200	1,808,856
Mitsubishi UFJ Financial Group, Inc.	947,300	6,729,951
Monex Group, Inc.	315,400	857,229
NEC Corp.	1,525,000	5,073,693
Nidec Corp.	35,100	2,625,649
Nippon Kanzai Co. Ltd.	53,500	1,284,555
Olympus Corp. (a)	95,600	3,442,556
OMRON Corp.	97,100	4,458,644
ORIX Corp.	271,100	4,169,084
Rakuten, Inc.	222,200	3,881,934
Sanken Electric Co. Ltd.	170,000	1,300,022
Seven Bank Ltd.	620,900	3,345,329
SoftBank Corp.	36,800	2,300,381
Sony Corp.	120,300	3,636,879
Sundrug Co. Ltd.	53,300	2,674,735
Toshiba Plant Systems & Services Corp.	112,200	1,560,022
Tsuruha Holdings, Inc.	61,000	4,424,253
Common Stocks - continued
	Shares	Value
Japan - continued
United Arrows Ltd.	46,300	$ 1,424,772
VT Holdings Co. Ltd.	280,200	1,405,931
TOTAL JAPAN		107,934,056
Kenya - 0.2%
Safaricom Ltd.	18,905,500	3,477,333
Korea (South) - 0.3%
Medy-Tox, Inc.	8,652	2,984,916
Samsung Electronics Co. Ltd.	2,119	2,773,895
TOTAL KOREA (SOUTH)		5,758,811
Luxembourg - 0.6%
Altice SA (a)	46,900	4,959,397
Eurofins Scientific SA	2,600	732,380
Grand City Properties SA (a)	196,600	3,726,463
TOTAL LUXEMBOURG		9,418,240
Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	1,080,660
Netherlands - 2.7%
AerCap Holdings NV (a)	100,300	4,682,004
Arcadis NV	75,300	2,383,548
ASML Holding NV (Netherlands)	32,100	3,454,376
IMCD Group BV	122,100	4,550,105
ING Groep NV (Certificaten Van Aandelen)	375,000	5,753,083
Mobileye NV (a)	32,600	1,462,436
NXP Semiconductors NV (a)	97,000	9,323,640
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	245,700	10,717,583
(NY Reg.)	30,000	1,304,400
uniQure B.V. (a)	2,955	74,023
TOTAL NETHERLANDS		43,705,198
New Zealand - 0.3%
EBOS Group Ltd.	295,468	2,149,167
Ryman Healthcare Group Ltd.	459,616	2,859,036
TOTAL NEW ZEALAND		5,008,203
Philippines - 0.3%
Alliance Global Group, Inc.	4,919,115	2,800,527
SM Investments Corp.	106,630	2,152,198
TOTAL PHILIPPINES		4,952,725
South Africa - 0.5%
Distell Group Ltd.	126,410	1,710,792
EOH Holdings Ltd.	154,500	2,097,447
Naspers Ltd. Class N	30,400	4,781,281
TOTAL SOUTH AFRICA		8,589,520
Spain - 0.8%
Amadeus IT Holding SA Class A	108,400	4,941,084
Atresmedia Corporacion de Medios de Comunicacion SA	93,500	1,510,229

	Shares	Value
Hispania Activos Inmobiliarios SA (a)	51,800	$ 738,163
Inditex SA	133,345	4,278,918
Mediaset Espana Comunicacion, S.A.	159,424	2,160,938
TOTAL SPAIN		13,629,332
Sweden - 0.9%
ASSA ABLOY AB (B Shares)	85,200	4,942,777
HEXPOL AB (B Shares)	18,900	2,025,350
Nordea Bank AB	331,200	4,207,946
Svenska Handelsbanken AB (A Shares)	60,200	2,778,770
Volvo AB (B Shares)	50,000	690,760
TOTAL SWEDEN		14,645,603
Switzerland - 2.8%
Clariant AG (Reg.)	100,830	2,213,690
GAM Holding Ltd.	88,177	1,989,360
Julius Baer Group Ltd.	59,790	3,129,454
Lonza Group AG	35,727	5,051,443
Novartis AG	122,912	12,545,897
Partners Group Holding AG	13,818	4,331,059
Schindler Holding AG (participation certificate)	10,829	1,831,919
Sonova Holding AG Class B	13,789	1,905,015
TE Connectivity Ltd.	83,000	5,523,650
UBS Group AG	382,875	7,648,822
TOTAL SWITZERLAND		46,170,309
Taiwan - 0.4%
ECLAT Textile Co. Ltd.	5,757	77,447
JHL Biotech, Inc. (h)	154,552	578,024
Merida Industry Co. Ltd.	309,750	2,326,210
Taiwan Semiconductor Manufacturing Co. Ltd.	602,000	2,898,192
TOTAL TAIWAN		5,879,873
Turkey - 0.0%
Logo Yazilim Sanayi Ve Ticar	81,183	754,845
United Kingdom - 7.9%
AA PLC	246,910	1,578,142
Aberdeen Asset Management PLC	355,842	2,583,937
Al Noor Hospitals Group PLC	210,800	2,903,426
Associated British Foods PLC	48,600	2,121,791
Aviva PLC	413,900	3,330,017
B&M European Value Retail S.A.	462,205	2,139,351
BG Group PLC	240,300	4,352,687
British American Tobacco PLC (United Kingdom)	51,900	2,851,575
BT Group PLC	385,900	2,691,494
BTG PLC (a)	117,300	1,294,297
Bunzl PLC	134,200	3,773,338
Diploma PLC	147,500	1,809,257
Essentra PLC	156,700	2,300,249
Hikma Pharmaceuticals PLC	151,087	4,724,821
Hilton Food Group PLC	350,100	2,307,302
Howden Joinery Group PLC	518,200	3,688,972
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC (United Kingdom)	306,300	$ 3,059,785
Imperial Tobacco Group PLC	68,233	3,331,853
ITE Group PLC	165,600	475,499
ITV PLC	1,407,500	5,464,644
Johnson Matthey PLC	57,900	2,960,360
JUST EAT Ltd. (a)	50,000	350,624
Liberty Global PLC Class A (a)	41,200	2,148,168
Lloyds Banking Group PLC	4,617,400	5,468,287
London Stock Exchange Group PLC	164,181	6,390,814
Meggitt PLC	207,500	1,676,885
Melrose PLC	678,228	2,752,243
Next PLC	56,500	6,352,322
Persimmon PLC	92,000	2,388,719
Poundland Group PLC	310,949	1,487,450
Reckitt Benckiser Group PLC	46,700	4,156,508
Rex Bionics PLC (a)	100,000	95,875
Royal Dutch Shell PLC Class A (United Kingdom)	173,500	5,470,501
SABMiller PLC	68,800	3,641,783
Schroders PLC	30,500	1,512,750
Shawbrook Group Ltd.	526,458	2,484,584
Spirax-Sarco Engineering PLC	35,100	1,816,884
St. James's Place Capital PLC	335,400	4,575,094
Taylor Wimpey PLC	761,900	1,934,604
The Restaurant Group PLC	123,700	1,285,549
Virgin Money Holdings Uk PLC (a)	423,100	2,558,550
Vodafone Group PLC	1,977,009	6,965,415
Whitbread PLC	45,053	3,617,728
Workspace Group PLC	48,900	631,383
TOTAL UNITED KINGDOM		129,505,517
United States of America - 48.5%
AbbVie, Inc.	58,000	3,750,280
Adobe Systems, Inc. (a)	568,200	43,217,292
Agios Pharmaceuticals, Inc. (a)	10,000	923,400
Alaska Air Group, Inc.	140,000	8,968,400
Alnylam Pharmaceuticals, Inc. (a)	4,400	448,228
AMAG Pharmaceuticals, Inc. (a)	11,000	560,670
Amazon.com, Inc. (a)	28,000	11,809,840
American Airlines Group, Inc.	200,500	9,681,143
Ameriprise Financial, Inc.	240,900	30,179,952
Amgen, Inc.	24,000	3,789,840
Amphenol Corp. Class A	24,000	1,328,880
AutoZone, Inc. (a)	11,200	7,533,792
Avalanche Biotechnologies, Inc. (a)	3,700	117,882
Babcock & Wilcox Co.	57,000	1,842,240
Biogen, Inc. (a)	49,000	18,322,570
BioMarin Pharmaceutical, Inc. (a)	39,000	4,369,950
BlackRock, Inc. Class A	10,000	3,639,400
bluebird bio, Inc. (a)	7,200	958,968
Booz Allen Hamilton Holding Corp. Class A	105,000	2,887,500
Cabot Oil & Gas Corp.	271,140	9,169,955

	Shares	Value
California Resources Corp.	50,000	$ 465,000
CDW Corp.	5,000	191,600
Celgene Corp. (a)	57,000	6,159,420
Celldex Therapeutics, Inc. (a)	6,100	146,400
Charles Schwab Corp.	68,000	2,074,000
Chevron Corp.	44,100	4,897,746
Chimerix, Inc. (a)	3,900	132,600
Church & Dwight Co., Inc.	21,000	1,704,570
Cidara Therapeutics, Inc.	15,200	222,224
Cigna Corp.	36,000	4,487,040
Cognizant Technology Solutions Corp. Class A (a)	78,000	4,566,120
CommScope Holding Co., Inc. (a)	53,000	1,564,030
Constellation Brands, Inc. Class A (sub. vtg.) (a)	138,200	16,022,908
CVS Health Corp.	378,000	37,531,620
Denbury Resources, Inc. (e)	1,433,900	12,632,659
Diamondback Energy, Inc. (a)	25,000	2,064,250
Diplomat Pharmacy, Inc.	82,000	2,937,240
Domino's Pizza, Inc.	16,000	1,725,600
Dyax Corp. (a)	18,000	430,380
Dynegy, Inc. (a)	308,500	10,263,795
E*TRADE Financial Corp. (a)	25,346	729,711
Ecolab, Inc.	32,000	3,583,360
Electronic Arts, Inc. (a)	40,000	2,323,600
EQT Corp.	110,000	9,893,400
Estee Lauder Companies, Inc. Class A	88,000	7,153,520
Etsy, Inc.	3,200	71,168
Facebook, Inc. Class A (a)	278,500	21,937,445
FedEx Corp.	14,000	2,373,980
Ford Motor Co.	182,000	2,875,600
Gilead Sciences, Inc. (a)	286,000	28,745,860
Google, Inc. Class A (a)	22,900	12,566,833
HD Supply Holdings, Inc. (a)	69,000	2,277,000
Home Depot, Inc.	93,000	9,949,140
Huntington Ingalls Industries, Inc.	12,000	1,579,080
Illumina, Inc. (a)	400	73,700
inContact, Inc. (a)	417,000	4,315,950
Interactive Intelligence Group, Inc. (a)	13,000	571,740
Intercept Pharmaceuticals, Inc. (a)	42,400	10,719,144
Intrexon Corp. (a)(e)	69,000	2,679,270
Intuit, Inc.	144,000	14,447,520
Isis Pharmaceuticals, Inc. (a)(e)	15,800	896,176
J.B. Hunt Transport Services, Inc.	44,000	3,836,800
Level 3 Communications, Inc. (a)	144,000	8,055,360
LinkedIn Corp. Class A (a)	3,000	756,390
Lithia Motors, Inc. Class A (sub. vtg.)	19,000	1,894,870
Lowe's Companies, Inc.	21,000	1,446,060
lululemon athletica, Inc. (a)	44,600	2,838,344
Marathon Petroleum Corp.	116,000	11,434,120
MarketAxess Holdings, Inc.	5,000	429,250
MasterCard, Inc. Class A	196,000	17,681,160
McGraw Hill Financial, Inc.	562,757	58,695,548
Mead Johnson Nutrition Co. Class A	58,000	5,563,360
Common Stocks - continued
	Shares	Value
United States of America - continued
Microsoft Corp.	128,000	$ 6,225,920
Monster Beverage Corp. (a)	5,100	699,261
Moody's Corp.	107,000	11,504,640
Neurocrine Biosciences, Inc. (a)	86,700	2,955,603
Newfield Exploration Co. (a)	284,000	11,144,160
NiSource, Inc.	254,100	11,033,022
Novavax, Inc. (a)	30,000	231,900
Nu Skin Enterprises, Inc. Class A	15,000	848,250
NVIDIA Corp.	20,000	443,900
O'Reilly Automotive, Inc. (a)	13,000	2,831,790
PACCAR, Inc.	17,000	1,110,950
Palo Alto Networks, Inc. (a)	6,000	886,320
Papa John's International, Inc.	23,000	1,411,510
Party City Holdco, Inc.	6,700	139,293
PDC Energy, Inc. (a)	11,000	624,140
Philip Morris International, Inc.	72,000	6,009,840
Pinnacle Foods, Inc.	82,000	3,325,100
Post Holdings, Inc. (a)	26,000	1,220,440
Prestige Brands Holdings, Inc. (a)	396,000	15,543,000
Priceline Group, Inc. (a)	2,000	2,475,620
Range Resources Corp.	117,000	7,436,520
Red Hat, Inc. (a)	12,000	903,120
Rock-Tenn Co. Class A	50,900	3,205,682
Ross Stores, Inc.	26,000	2,570,880
Sage Therapeutics, Inc.	3,200	169,600
Salesforce.com, Inc. (a)	17,300	1,259,786
ServiceMaster Global Holdings, Inc.	134,000	4,631,040
Skyworks Solutions, Inc.	50,000	4,612,500
SolarWinds, Inc. (a)	11,000	536,580
Spark Therapeutics, Inc.	5,000	286,350
Spirit Airlines, Inc. (a)	121,500	8,319,105
Sprouts Farmers Market LLC (a)	87,000	2,782,695
St. Jude Medical, Inc.	8,600	602,430
SVB Financial Group (a)	71,000	9,425,960
Teleflex, Inc.	9,000	1,106,640
TESARO, Inc. (a)	6,000	326,820
Tetraphase Pharmaceuticals, Inc. (a)	13,000	458,640
The Blackstone Group LP	41,000	1,679,360
The Coca-Cola Co.	25,000	1,014,000
The Cooper Companies, Inc.	45,900	8,173,413
The Hain Celestial Group, Inc. (a)	54,000	3,252,960
The J.M. Smucker Co.	18,000	2,086,560
The Walt Disney Co.	109,000	11,850,480
Twitter, Inc. (a)	193,000	7,519,280
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20,000	3,021,800
Ultragenyx Pharmaceutical, Inc. (a)	16,700	942,381
UnitedHealth Group, Inc.	107,000	11,919,800
Visa, Inc. Class A	294,000	19,418,700
Walgreens Boots Alliance, Inc.	65,000	5,390,450
Wells Fargo & Co.	342,000	18,844,200
Whirlpool Corp.	52,000	9,131,200

	Shares	Value
Workday, Inc. Class A (a)	1,100	$ 100,331
WPX Energy, Inc. (a)	410,000	5,637,500
Zebra Technologies Corp. Class A (a)	337,000	31,030,960
Zendesk, Inc.	16,032	369,698
TOTAL UNITED STATES OF AMERICA		796,795,923
TOTAL COMMON STOCKS (Cost $1,327,240,245)		1,579,652,235
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.7%
Cayman Islands - 0.1%
Meituan Corp. Series D (h)	184,583	1,365,914
United States of America - 0.6%
Actavis PLC 5.50%	5,000	5,003,300
American Tower Corp. 5.50% (a)	34,000	3,488,400
Dynegy, Inc. 5.375% (a)	10,000	1,135,100
TOTAL UNITED STATES OF AMERICA		9,626,800
TOTAL CONVERTIBLE PREFERRED STOCKS		10,992,714
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA	7,100	824,718
Volkswagen AG	24,400	6,281,677
TOTAL GERMANY		7,106,395
TOTAL PREFERRED STOCKS (Cost $15,350,463)		18,099,109
Preferred Securities - 0.1%
Principal Amount (d)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $1,935,053)	EUR	1,260,000	1,513,701
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	28,654,489	$ 28,654,489
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	18,212,731	18,212,731
TOTAL MONEY MARKET FUNDS (Cost $46,867,220)		46,867,220
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,391,392,981)		1,646,132,265
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,860,879)
NET ASSETS - 100%		$ 1,643,271,386
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,679,294 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,943,938 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 578,024
Meituan Corp. Series D	1/26/15	$ 1,166,878
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,283
Fidelity Securities Lending Cash Central Fund	119,703
Total	$ 141,986
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,234,898	$ 108,556,096	$ 102,678,802	$ -
Consumer Staples	184,442,749	115,381,038	69,061,711	-
Energy	108,009,954	85,530,267	22,479,687	-
Financials	306,341,124	176,502,264	129,838,860	-
Health Care	289,272,509	223,233,874	65,460,611	578,024
Industrials	121,433,606	56,129,539	63,938,153	1,365,914
Information Technology	279,771,267	235,077,198	44,694,069	-
Materials	24,705,621	11,674,900	13,030,721	-
Telecommunication Services	50,107,699	23,277,749	26,829,950	-
Utilities	22,431,917	22,431,917	-	-
Preferred Securities	1,513,701	-	1,513,701	-
Money Market Funds	46,867,220	46,867,220	-	-
Total Investments in Securities:	$ 1,646,132,265	$ 1,104,662,062	$ 539,526,265	$ 1,943,938

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 204,975,227
Level 2 to Level 1	$ 75,162,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,481,650) - See accompanying schedule: Unaffiliated issuers (cost $1,344,525,761)	$ 1,599,265,045
Fidelity Central Funds (cost $46,867,220)	46,867,220
Total Investments (cost $1,391,392,981)		$ 1,646,132,265
Cash		248,849
Foreign currency held at value (cost $68,364)		68,439
Receivable for investments sold		54,389,685
Receivable for fund shares sold		1,355,714
Dividends receivable		3,339,152
Distributions receivable from Fidelity Central Funds		51,068
Prepaid expenses		1,223
Other receivables		233,780
Total assets		1,705,820,175

Liabilities
Payable for investments purchased	$ 40,749,161
Payable for fund shares redeemed	1,955,176
Accrued management fee	898,338
Distribution and service plan fees payable	20,353
Other affiliated payables	300,842
Other payables and accrued expenses	412,188
Collateral on securities loaned, at value	18,212,731
Total liabilities		62,548,789

Net Assets		$ 1,643,271,386
Net Assets consist of:
Paid in capital		$ 1,357,082,169
Undistributed net investment income		2,656,019
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,214,275
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		254,318,923
Net Assets		$ 1,643,271,386

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,082,320 ÷ 1,250,129 shares)	$ 23.26

Maximum offering price per share (100/94.25 of $23.26)	$ 24.68
Class T: Net Asset Value and redemption price per share ($12,785,684 ÷ 552,539 shares)	$ 23.14

Maximum offering price per share (100/96.50 of $23.14)	$ 23.98
Class B: Net Asset Value and offering price per share ($485,243 ÷ 21,080 shares)A	$ 23.02

Class C: Net Asset Value and offering price per share ($10,442,670 ÷ 455,032 shares)A	$ 22.95

Worldwide: Net Asset Value, offering price and redemption price per share ($1,568,729,773 ÷ 66,760,394 shares)	$ 23.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,745,696 ÷ 929,913 shares)	$ 23.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 11,328,962
Interest		12,079
Income from Fidelity Central Funds		141,986
Income before foreign taxes withheld		11,483,027
Less foreign taxes withheld		(548,332)
Total income		10,934,695
Expenses
Management fee Basic fee	$ 5,406,910
Performance adjustment	243,560
Transfer agent fees	1,507,538
Distribution and service plan fees	117,285
Accounting and security lending fees	250,675
Custodian fees and expenses	100,798
Independent trustees' compensation	3,215
Registration fees	85,631
Audit	34,209
Legal	3,250
Miscellaneous	6,680
Total expenses before reductions	7,759,751
Expense reductions	(29,562)	7,730,189
Net investment income (loss)		3,204,506
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,039,433
Foreign currency transactions	(236,600)
Futures contracts	1,716,123
Total net realized gain (loss)		38,518,956
Change in net unrealized appreciation (depreciation) on: Investment securities	30,878,818
Assets and liabilities in foreign currencies	62,831
Futures contracts	(1,511,445)
Total change in net unrealized appreciation (depreciation)		29,430,204
Net gain (loss)		67,949,160
Net increase (decrease) in net assets resulting from operations		$ 71,153,666

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,204,506	$ 6,845,203
Net realized gain (loss)	38,518,956	172,831,675
Change in net unrealized appreciation (depreciation)	29,430,204	(78,801,440)
Net increase (decrease) in net assets resulting from operations	71,153,666	100,875,438
Distributions to shareholders from net investment income	(4,942,326)	(5,150,888)
Distributions to shareholders from net realized gain	(154,486,836)	(120,193,686)
Total distributions	(159,429,162)	(125,344,574)
Share transactions - net increase (decrease)	121,018,336	109,931,356
Redemption fees	13,087	28,125
Total increase (decrease) in net assets	32,755,927	85,490,345

Net Assets
Beginning of period	1,610,515,459	1,525,025,114
End of period (including undistributed net investment income of $2,656,019 and undistributed net investment income of $4,393,839, respectively)	$ 1,643,271,386	$ 1,610,515,459

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.64	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Income from Investment Operations
Net investment income (loss) E	.01	.02	.02	.10	.05	.03
Net realized and unrealized gain (loss)	1.01	1.46	5.66	1.72	.47	2.63
Total from investment operations	1.02	1.48	5.68	1.82	.52	2.66
Distributions from net investment income	-	(.04)	(.11)	(.02)	(.08)	(.10)
Distributions from net realized gain	(2.40)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.40)	(2.02)	(.19)	(.02)	(.13)	(.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.26	$ 24.64	$ 25.18	$ 19.69	$ 17.89	$ 17.50
Total ReturnB, C, D	4.44%	6.29%	29.10%	10.20%	2.94%	17.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.31%	1.45%	1.43%	1.41%	1.43%
Expenses net of fee waivers, if any	1.24%A	1.31%	1.45%	1.43%	1.40%	1.43%
Expenses net of all reductions	1.24%A	1.31%	1.42%	1.41%	1.38%	1.41%
Net investment income (loss)	.12%A	.10%	.09%	.52%	.28%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,082	$ 33,788	$ 28,661	$ 18,723	$ 13,153	$ 7,530
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended (Unaudited)	Years ended October 31,
Years ended April 30,	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.04)	.05	.01	(.01)
Net realized and unrealized gain (loss)	1.00	1.46	5.63	1.73	.45	2.62
Total from investment operations	.98	1.42	5.59	1.78	.46	2.61
Distributions from net investment income	-	-	(.07)	-	(.04)	(.08)
Distributions from net realized gain	(2.33)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.33)	(1.98)	(.15)	-	(.09)	(.09) J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.14	$ 24.49	$ 25.05	$ 19.61	$ 17.83	$ 17.46
Total ReturnB, C, D	4.26%	6.05%	28.73%	9.98%	2.61%	17.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%A	1.58%	1.71%	1.68%	1.66%	1.70%
Expenses net of fee waivers, if any	1.55%A	1.58%	1.70%	1.68%	1.65%	1.70%
Expenses net of all reductions	1.55%A	1.58%	1.68%	1.66%	1.63%	1.68%
Net investment income (loss)	(.19)%A	(.17)%	(.16)%	.26%	.03%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,786	$ 12,160	$ 9,822	$ 5,550	$ 2,187	$ 1,120
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.21	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Income from Investment Operations
Net investment income (loss) E	(.08)	(.17)	(.14)	(.04)	(.09)	(.09)
Net realized and unrealized gain (loss)	.99	1.45	5.59	1.71	.47	2.61
Total from investment operations	.91	1.28	5.45	1.67	.38	2.52
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(2.10)	(1.89)	(.07)	-	-	(.01)
Total distributions	(2.10)	(1.89)	(.07)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.02	$ 24.21	$ 24.82	$ 19.44	$ 17.77	$ 17.39
Total ReturnB, C, D	4.00%	5.49%	28.13%	9.40%	2.19%	16.92%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06%A	2.09%	2.19%	2.18%	2.16%	2.19%
Expenses net of fee waivers, if any	2.06%A	2.09%	2.19%	2.18%	2.16%	2.19%
Expenses net of all reductions	2.05%A	2.09%	2.17%	2.16%	2.13%	2.17%
Net investment income (loss)	(.69)%A	(.68)%	(.65)%	(.23)%	(.47)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 485	$ 573	$ 710	$ 304	$ 256	$ 305
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.12	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Income from Investment Operations
Net investment income (loss) E	(.08)	(.15)	(.14)	(.04)	(.09)	(.09)
Net realized and unrealized gain (loss)	1.00	1.44	5.58	1.71	.47	2.61
Total from investment operations	.92	1.29	5.44	1.67	.38	2.52
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	(2.09)	(1.95)	(.07)	-	-	(.02)
Total distributions	(2.09)	(1.95)	(.07)	-	-	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.95	$ 24.12	$ 24.78	$ 19.41	$ 17.74	$ 17.36
Total ReturnB, C, D	4.03%	5.55%	28.12%	9.41%	2.19%	16.94%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03%A	2.04%	2.15%	2.18%	2.16%	2.19%
Expenses net of fee waivers, if any	2.03%A	2.04%	2.14%	2.18%	2.15%	2.19%
Expenses net of all reductions	2.03%A	2.03%	2.12%	2.16%	2.13%	2.16%
Net investment income (loss)	(.67)%A	(.63)%	(.60)%	(.23)%	(.47)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,443	$ 9,229	$ 10,778	$ 1,726	$ 1,297	$ 710
Portfolio turnover rateG	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.92	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98
Income from Investment Operations
Net investment income (loss) D	.05	.11	.10	.16	.11	.08
Net realized and unrealized gain (loss)	1.02	1.47	5.70	1.74	.48	2.63
Total from investment operations	1.07	1.58	5.80	1.90	.59	2.71
Distributions from net investment income	(.08)	(.09)	(.16)	(.07)	(.10)	(.10)
Distributions from net realized gain	(2.41)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.49)	(2.07)	(.24)	(.07)	(.15)	(.11) I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.50	$ 24.92	$ 25.41	$ 19.85	$ 18.02	$ 17.58
Total ReturnB, C	4.61%	6.64%	29.54%	10.56%	3.32%	18.18%
Ratios to Average Net Assets E, G
Expenses before reductions	.95%A	.98%	1.11%	1.11%	1.08%	1.15%
Expenses net of fee waivers, if any	.95%A	.97%	1.11%	1.11%	1.08%	1.15%
Expenses net of all reductions	.95%A	.97%	1.08%	1.09%	1.05%	1.12%
Net investment income (loss)	.42%A	.44%	.43%	.84%	.60%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,568,730	$ 1,535,658	$ 1,464,415	$ 1,081,240	$ 1,114,694	$ 1,087,928
Portfolio turnover rateF	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.08	.14	.10	.07
Net realized and unrealized gain (loss)	1.01	1.47	5.68	1.74	.47	2.63
Total from investment operations	1.06	1.57	5.76	1.88	.57	2.70
Distributions from net investment income	(.07)	(.09)	(.15)	(.08)	(.11)	(.11)
Distributions from net realized gain	(2.41)	(1.98)	(.08)	-	(.05)	(.02)
Total distributions	(2.49) I	(2.07)	(.23)	(.08)	(.16)	(.13)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.38	$ 24.81	$ 25.31	$ 19.78	$ 17.98	$ 17.57
Total ReturnB, C	4.57%	6.63%	29.44%	10.49%	3.23%	18.08%
Ratios to Average Net Assets E, G
Expenses before reductions	.95%A	1.01%	1.17%	1.18%	1.13%	1.21%
Expenses net of fee waivers, if any	.95%A	1.01%	1.17%	1.18%	1.13%	1.21%
Expenses net of all reductions	.95%A	1.00%	1.14%	1.16%	1.10%	1.19%
Net investment income (loss)	.41%A	.40%	.37%	.77%	.56%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,746	$ 19,107	$ 10,639	$ 4,291	$ 3,086	$ 335
Portfolio turnover rateF	154% A	163%	161%	186%	203%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 282,899,982
Gross unrealized depreciation	(30,703,423)
Net unrealized appreciation (depreciation) on securities	$ 252,196,559

Tax cost	$ 1,393,935,706

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $1,716,123 and a change in net unrealized appreciation (depreciation) of $(1,511,445) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,204,380,324 and $1,241,669,304, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	37,320	$ 1,250
Class T	.25%	.25%	30,647	378
Class B	.75%	.25%	2,551	1,921
Class C	.75%	.25%	46,767	12,245
			$ 117,285	$ 15,794

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,053
Class T	2,274
Class B*	358
Class C*	820
$ 12,505

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 34,383.23
Class T	17,712.29
Class B	741.29
Class C	12,701.27
Worldwide	1,422,724.19
Institutional Class	19,277.19
	$ 1,507,538

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15,152 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,254 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period

Semiannual Report

8. Security Lending - continued

end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $119,703, including $2,983 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27,744 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Worldwide expenses during the period in the amount of $1,818.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ -	$ 57,794
Class T	-	-
Class B	-	-
Class C	-	-
Worldwide	4,895,242	5,057,508
Institutional Class	47,084	35,586
Total	$ 4,942,326	$ 5,150,888
From net realized gain
Class A	$ 3,318,115	$ 2,599,391
Class T	1,143,314	810,701
Class B	47,493	53,916
Class C	790,219	885,815
Worldwide	147,652,391	115,043,586
Institutional Class	1,535,304	800,277
Total	$ 154,486,836	$ 120,193,686

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	179,712	709,213	$ 4,136,792	$ 17,501,865
Reinvestment of distributions	143,319	85,789	3,239,009	2,012,595
Shares redeemed	(443,917)	(562,117)	(10,002,487)	(13,679,354)
Net increase (decrease)	(120,886)	232,885	$ (2,626,686)	$ 5,835,106
Class T
Shares sold	52,976	155,056	$ 1,207,453	$ 3,796,964
Reinvestment of distributions	50,075	34,508	1,126,698	806,094
Shares redeemed	(47,159)	(85,012)	(1,077,336)	(2,065,257)
Net increase (decrease)	55,892	104,552	$ 1,256,815	$ 2,537,801
Class B
Shares sold	217	2,039	$ 4,855	$ 49,170
Reinvestment of distributions	1,857	2,097	41,646	48,630
Shares redeemed	(4,679)	(9,052)	(105,245)	(216,921)
Net increase (decrease)	(2,605)	(4,916)	$ (58,744)	$ (119,121)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	95,992	248,585	$ 2,205,303	$ 5,972,479
Reinvestment of distributions	31,721	37,261	709,279	860,745
Shares redeemed	(55,349)	(338,100)	(1,262,048)	(8,231,135)
Net increase (decrease)	72,364	(52,254)	$ 1,652,534	$ (1,397,911)
Worldwide
Shares sold	5,249,793	11,485,871	$ 122,531,539	$ 284,805,787
Reinvestment of distributions	6,500,654	4,935,503	148,214,908	116,724,635
Shares redeemed	(6,604,319)	(12,442,606)	(153,300,392)	(307,898,131)
Net increase (decrease)	5,146,128	3,978,768	$ 117,446,055	$ 93,632,291
Institutional Class
Shares sold	472,857	1,351,408	$ 10,769,425	$ 33,384,372
Reinvestment of distributions	64,929	32,218	1,473,244	758,744
Shares redeemed	(378,013)	(1,033,793)	(8,894,307)	(24,699,926)
Net increase (decrease)	159,773	349,833	$ 3,348,362	$ 9,443,190

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund

The Northern Trust Company
Chicago, IL

Fidelity International Capital Appreciation Fund

Corporate Headquarters

245 Summer Street
Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IBD-USAN-0615
1.784910.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015